UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21732

Mercer Funds

(Exact Name of Registrant as Specified in Charter)

99 High Street

Boston, MA 02110

(Address of Principal Executive Offices)(Zip Code)

Scott M. Zoltowski, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (617) 747-9500

Date of Fiscal Year End: March 31, 2015

Date of Reporting Period: September 30, 2014

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Mercer Funds™

Semi-Annual Report

Mercer US Large Cap Growth Equity Fund

Mercer US Large Cap Value Equity Fund

Mercer US Small/Mid Cap Growth Equity Fund

Mercer US Small/Mid Cap Value Equity Fund

Mercer Non-US Core Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

This report has been prepared for Mercer Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Mercer Funds prospectus. The prospectus contains more complete information about the Funds’ investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

September 30, 2014

MERCER FUNDS

Mercer US Large Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.4%

	Agriculture — 1.7%

52,633	Monsanto Co.	5,921,739

	Apparel — 6.0%

183,525	LVMH Moet Hennessy Louis Vuitton SA, Sponsored ADR	5,944,375
65,500	NIKE, Inc. Class B	5,842,600
57,560	Ralph Lauren Corp.	9,481,859

		21,268,834

	Auto Manufacturers — 0.7%

9,809	Tesla Motors, Inc.*	2,380,448

	Beverages — 2.8%

21,700	Anheuser-Busch InBev NV, Sponsored ADR	2,405,445
65,280	Diageo Plc, Sponsored ADR	7,533,312

		9,938,757

	Biotechnology — 7.8%

33,311	Alexion Pharmaceuticals, Inc.*	5,523,630
20,233	Biogen Idec, Inc.*	6,693,279
37,652	Celgene Corp.*	3,568,656
20,843	Illumina, Inc.*	3,416,585
10,800	Regeneron Pharmaceuticals, Inc.*	3,893,616
38,928	Vertex Pharmaceuticals, Inc.*	4,372,004

		27,467,770

	Commercial Services — 4.8%

79,804	Visa, Inc. Class A	17,027,779

	Computers — 3.7%

101,830	Apple, Inc.	10,259,372
61,945	Cognizant Technology Solutions Corp. Class A*	2,773,278

		13,032,650

	Distribution & Wholesale — 2.5%

88,135	Fastenal Co.‡	3,957,261
19,040	W.W. Grainger, Inc.	4,791,416

		8,748,677

	Diversified Financial Services — 0.7%

79,200	Charles Schwab Corp. (The)	2,327,688

	Food — 5.3%

89,200	Nestle SA, Sponsored ADR	6,567,796
91,350	Unilever NV (Dutch Certificate)	3,624,768
222,900	Whole Foods Market, Inc.	8,494,719

		18,687,283

See accompanying Notes to the Financial Statements.	1

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Internet — 21.8%

16,603	Alibaba Group Holding, Ltd., Sponsored ADR*	1,475,177
27,708	Amazon.Com, Inc.*	8,934,167
33,163	Baidu, Inc., Sponsored ADR*	7,237,161
143,275	eBay, Inc.*	8,113,663
90,301	Facebook, Inc. Class A*	7,137,391
9,450	Google, Inc. Class A*	5,560,474
14,935	Google, Inc. Class C*	8,622,872
37,040	LinkedIn Corp. Class A*	7,696,542
17,469	MercadoLibre, Inc.‡	1,898,007
11,115	Priceline Group (The), Inc.*	12,877,617
90,091	Splunk, Inc.*	4,987,438
43,359	Twitter, Inc.*	2,236,457

		76,776,966

	Lodging — 0.6%

33,100	Las Vegas Sands Corp.	2,059,151

	Media — 9.0%

80,250	AMC Networks, Inc. Class A*	4,688,205
35,537	Discovery Communications, Inc. Class A*	1,343,299
35,447	Discovery Communications, Inc. Class C*	1,321,464
77,000	Scripps Networks Interactive, Inc. Class A	6,012,930
135,550	Time Warner, Inc.	10,194,715
46,000	Twenty-First Century Fox, Inc. Class A	1,577,340
72,425	Walt Disney Co. (The)	6,447,998

		31,585,951

	Metal Fabricate & Hardware — 0.7%

10,006	Precision Castparts Corp.	2,370,221

	Oil & Gas — 1.6%

107,679	Cabot Oil & Gas Corp.	3,520,027
59,200	Southwestern Energy Co.*	2,069,040

		5,589,067

	Oil & Gas Services — 2.6%

79,852	FMC Technologies, Inc.*	4,336,762
29,100	National Oilwell Varco, Inc.	2,214,510
26,700	Schlumberger, Ltd.	2,715,123

		9,266,395

	Pharmaceuticals — 3.0%

23,800	BioMarin Pharmaceutical, Inc.*	1,717,408
68,730	Bristol-Myers Squibb Co.	3,517,601
19,375	Gilead Sciences, Inc.*	2,062,469
27,757	Pharmacyclics, Inc.* ‡	3,259,505

		10,556,983

2	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Retail — 11.0%

119,525	Cheesecake Factory (The), Inc.	5,438,387
5,425	Chipotle Mexican Grill, Inc.*	3,616,251
20,175	Domino’s Pizza, Inc.	1,552,668
91,975	Lululemon Athletica, Inc.*	3,863,870
40,832	Michael Kors Holdings, Ltd.*	2,914,996
23,905	Panera Bread Co. Class A*	3,889,822
59,300	Starbucks Corp.	4,474,778
43,900	TJX Cos. (The), Inc.	2,597,563
47,660	Tractor Supply Co.	2,931,567
108,600	Williams-Sonoma, Inc.	7,229,502

		38,509,404

	Semiconductors — 2.1%

119,641	ARM Holdings Plc, Sponsored ADR	5,227,115
21,000	ASML Holding NV, ADR‡	2,075,220

		7,302,335

	Software — 4.3%

17,000	Adobe Systems, Inc.*	1,176,230
12,900	athenahealth, Inc.* ‡	1,698,801
38,300	Cerner Corp.*	2,281,531
10,212	Red Hat, Inc.*	573,404
114,798	Salesforce.com, Inc.*	6,604,329
31,422	VMware, Inc. Class A*	2,948,640

		15,282,935

	Transportation — 1.7%

59,100	United Parcel Service, Inc. Class B	5,808,939

	TOTAL COMMON STOCKS (COST $289,509,158)	331,909,972

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 8.4%

	Bank Deposit — 5.6%

19,623,523	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/14	19,623,523

	Securities Lending Collateral — 2.8%

9,819,336	State Street Navigator Securities Lending Prime Portfolio***	9,819,336

	TOTAL SHORT-TERM INVESTMENTS (COST $29,442,859)	29,442,859

	TOTAL INVESTMENTS — 102.8% (Cost $318,952,017)	361,352,831

	Other Assets and Liabilities (net) — (2.8)%	(9,797,090)

	NET ASSETS — 100.0%	$351,555,741

See accompanying Notes to the Financial Statements.	3

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

*	Non-income producing security

‡	All or a portion of this security is out on loan.

***	Represents an investment of securities lending cash collateral.

4	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
69	S&P 500 E-mini Index	December 2014	$6,780,975	$(74,656)
13	S&P Mid 400 E-mini Index	December 2014	1,775,020	(85,761)
49	NASDAQ 100 E-mini Index	December 2014	3,963,855	(40,080)

				$(200,497)

See accompanying Notes to the Financial Statements.	5

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.4
Futures Contracts	(0.1)
Short-Term Investments	8.4
Other Assets and Liabilities (net)	(2.7)

100.0%

6	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.1%

	Advertising — 0.3%

14,844	Omnicom Group, Inc.	1,022,158

	Aerospace & Defense — 2.6%

8,194	L-3 Communications Holdings, Inc.	974,431
10,875	Lockheed Martin Corp.	1,987,733
32,244	Northrop Grumman Corp.	4,248,469
20,402	Raytheon Co.	2,073,251

		9,283,884

	Agriculture — 0.7%

22,580	Archer-Daniels-Midland Co.	1,153,838
11,203	Lorillard, Inc.	671,172
9,034	Philip Morris International, Inc.	753,435

		2,578,445

	Airlines — 1.1%

16,060	American Airlines Group, Inc.	569,809
79,595	Delta Air Lines, Inc.	2,877,359
7,185	United Continental Holdings, Inc.*	336,186

		3,783,354

	Auto Manufacturers — 2.0%

94,723	General Motors Co.	3,025,453
7,430	PACCAR, Inc.	422,581
31,230	Toyota Motor Corp., Sponsored ADR	3,670,462

		7,118,496

	Auto Parts & Equipment — 0.3%

10,800	Lear Corp.	933,228

	Banks — 6.2%

261,040	Bank of America Corp.	4,450,732
20,805	BB&T Corp.	774,154
36,450	Capital One Financial Corp.	2,975,049
13,516	Comerica, Inc.	673,908
116,707	Fifth Third Bancorp	2,336,474
76,415	Grupo Financiero Santander Mexico SAB de CV Class B, ADR	1,033,895
11,660	PNC Financial Services Group, Inc.	997,863
38,240	Regions Financial Corp.	383,930
159,482	Wells Fargo & Co.	8,272,331

		21,898,336

	Beverages — 1.4%

80,700	Coca-Cola Enterprises, Inc.	3,579,852
9,360	Molson Coors Brewing Co. Class B	696,758
9,310	PepsiCo, Inc.	866,668

		5,143,278

See accompanying Notes to the Financial Statements.	7

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Biotechnology — 0.4%

6,815	Amgen, Inc.	957,235
17,500	NPS Pharmaceuticals, Inc.*	455,000

		1,412,235

	Building Materials — 0.8%

47,200	Louisiana-Pacific Corp.*	641,448
12,617	Martin Marietta Materials, Inc.	1,626,836
14,790	Owens Corning	469,582

		2,737,866

	Chemicals — 2.2%

9,244	CF Industries Holdings, Inc.	2,581,110
30,870	Dow Chemical Co. (The)	1,618,823
26,860	Huntsman Corp.	698,091
11,282	LyondellBasell Industries NV Class A	1,225,902
8,975	Mosaic Co. (The)	398,580
6,464	PPG Industries, Inc.	1,271,727

		7,794,233

	Commercial Services — 1.0%

21,192	ADT Corp. (The)‡	751,468
19,750	Apollo Education Group, Inc.*	496,713
6,275	McKesson Corp.	1,221,554
65,753	Western Union Co. (The)‡	1,054,678

		3,524,413

	Computers — 5.0%

49,778	Apple, Inc.	5,015,133
85,710	Brocade Communications Systems, Inc.	931,668
107,350	EMC Corp.	3,141,061
15,950	Hewlett-Packard Co.	565,746
1,378	International Business Machines Corp.	261,586
26,411	NetApp, Inc.	1,134,617
1,270	SanDisk Corp.	124,397
78,957	Seagate Technology Plc	4,521,867
20,985	Western Digital Corp.	2,042,260

		17,738,335

	Diversified Financial Services — 11.4%

10,392	Ameriprise Financial, Inc.	1,282,165
68,799	Berkshire Hathaway, Inc. Class B*	9,503,894
44,320	Blackstone Group (The), LP	1,395,193
172,613	Citigroup, Inc.	8,944,806
29,015	Discover Financial Services	1,868,276
11,440	Goldman Sachs Group, Inc. (The)	2,100,041
11,200	Invesco, Ltd.	442,176
171,317	JPMorgan Chase & Co.	10,320,136
59,030	KKR & Co., LP	1,316,369

8	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Diversified Financial Services — continued

46,380	Morgan Stanley	1,603,356
57,700	Santander Consumer USA Holdings, Inc.	1,027,637
19,780	TD Ameritrade Holding Corp.	660,059

		40,464,108

	Electric — 0.6%

83,755	AES Corp.	1,187,646
12,750	Exelon Corp.	434,648
13,480	NRG Energy, Inc.	410,870

		2,033,164

	Electrical Components & Equipment — 0.3%

7,590	Emerson Electric Co.	474,982
13,700	Generac Holdings, Inc.* ‡	555,398

		1,030,380

	Electronics — 0.6%

11,310	Agilent Technologies, Inc.	644,444
22,753	Koninklijke Philips Electronics NV, ADR	721,497
11,207	TE Connectivity, Ltd.	619,635

		1,985,576

	Entertainment — 0.1%

12,145	Six Flags Entertainment Corp.	417,667

	Food — 0.3%

7,514	Koninklijke Ahold NV, Sponsored ADR	121,502
20,760	Tyson Foods, Inc. Class A	817,321

		938,823

	Forest Products & Paper — 0.4%

29,454	International Paper Co.	1,406,134

	Gas — 0.1%

5,720	Energen Corp.	413,213

	Hand & Machine Tools — 0.1%

5,955	Stanley Black & Decker, Inc.	528,744

	Health Care - Products — 1.6%

8,455	Covidien Plc	731,442
802	Intuitive Surgical, Inc.*	370,380
25,734	Johnson & Johnson	2,742,987
18,890	Medtronic, Inc.	1,170,235
7,130	Zimmer Holdings, Inc.	716,922

		5,731,966

See accompanying Notes to the Financial Statements.	9

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Health Care - Services — 2.0%

8,120	Aetna, Inc.	657,720
14,132	Laboratory Corp. of America Holdings*	1,437,931
40,347	Quest Diagnostics, Inc.	2,448,256
11,680	UnitedHealth Group, Inc.	1,007,400
13,320	WellPoint, Inc.	1,593,338

		7,144,645

	Insurance — 6.5%

21,850	ACE, Ltd.	2,291,409
49,922	Allstate Corp. (The)	3,063,713
15,520	American International Group, Inc.	838,390
9,381	Cigna Corp.	850,763
4,974	Everest Re Group, Ltd.	805,838
29,210	Genworth Financial, Inc. Class A*	382,651
23,340	Hartford Financial Services Group, Inc. (The)	869,415
21,810	Lincoln National Corp.	1,168,580
101,895	MetLife, Inc.	5,473,799
19,700	Prudential Financial, Inc.	1,732,418
26,369	Travelers Cos. (The), Inc.	2,477,104
5,650	Validus Holdings, Ltd.	221,141
49,200	Voya Financial, Inc.	1,923,720
24,222	XL Group Plc	803,444

		22,902,385

	Internet — 0.7%

12,510	Check Point Software Technologies, Ltd.* ‡	866,192
1,108	Google, Inc. Class C*	639,715
23,360	Symantec Corp.	549,194
11,084	Yahoo!, Inc.*	451,673

		2,506,774

	Iron & Steel — 0.4%

19,740	Reliance Steel & Aluminum Co.	1,350,216

	Leisure Time — 0.3%

23,280	Carnival Corp.	935,158

	Lodging — 0.1%

6,124	Wyndham Worldwide Corp.	497,636

	Machinery - Construction & Mining — 0.5%

8,270	Caterpillar, Inc.	818,978
19,820	Joy Global, Inc.	1,080,983

		1,899,961

	Machinery - Diversified — 0.6%

6,180	Cummins, Inc.	815,636
17,728	Flowserve Corp.	1,250,179

		2,065,815

10	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Media — 5.7%

14,018	British Sky Broadcasting Group Plc, Sponsored ADR‡	809,469
38,426	Comcast Corp. Class A	2,066,550
45,287	DIRECTV*	3,918,231
35,500	Liberty Global Plc Series C*	1,456,033
17,265	Liberty Media Corp. Series C*	811,282
8,635	Liberty Media Corp. - Capital Series A*	407,399
42,525	News Corp. Class A*	695,284
6,645	Scripps Networks Interactive, Inc. Class A	518,908
31,885	Time Warner, Inc.	2,398,071
10,951	Time, Inc.*	256,582
17,900	Tribune Media Co. Class A*	1,177,820
22,880	Twenty-First Century Fox, Inc. Class A	784,555
49,488	Viacom, Inc. Class B	3,807,607
12,152	Walt Disney Co. (The)	1,081,893

		20,189,684

	Mining — 0.6%

26,285	Barrick Gold Corp.	385,338
18,370	Rio Tinto Plc, Sponsored ADR‡	903,437
12,140	Vulcan Materials Co.	731,192

		2,019,967

	Miscellaneous - Manufacturing — 1.7%

9,200	Crane Co.	581,532
6,025	Dover Corp.	483,988
82,950	General Electric Co.	2,125,179
21,050	Honeywell International, Inc.	1,960,176
5,670	Ingersoll-Rand Plc	319,561
9,620	Tyco International, Ltd.	428,764

		5,899,200

	Office & Business Equipment — 0.1%

10,285	Avery Dennison Corp.	459,225

	Oil & Gas — 9.7%

17,150	Anadarko Petroleum Corp.	1,739,696
20,240	Apache Corp.	1,899,929
63,322	BP Plc, Sponsored ADR	2,783,002
51,200	Canadian Natural Resources, Ltd.	1,988,608
9,870	Chevron Corp.	1,177,688
7,218	EOG Resources, Inc.	714,726
9,950	EQT Corp.	910,823
43,540	Exxon Mobil Corp.	4,094,937
21,044	Hess Corp.	1,984,870
26,710	Marathon Oil Corp.	1,004,029
42,981	Marathon Petroleum Corp.	3,639,201
70,451	Occidental Petroleum Corp.	6,773,864
50,032	Phillips 66	4,068,102
29,350	QEP Resources, Inc.	903,393

See accompanying Notes to the Financial Statements.	11

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — continued

7,370	Rice Energy, Inc.*	196,042
13,250	Valero Energy Corp.	613,078

		34,491,988

	Oil & Gas Services — 2.0%

11,195	Cameron International Corp.*	743,124
58,860	Halliburton Co.	3,797,059
25,120	Schlumberger, Ltd.	2,554,453

		7,094,636

	Packaging & Containers — 0.2%

14,365	Crown Holdings, Inc.*	639,530

	Pharmaceuticals — 6.3%

42,515	AbbVie, Inc.	2,455,666
20,920	Cardinal Health, Inc.	1,567,326
6,648	Eli Lilly & Co.	431,123
6,408	Endo International Plc*	437,923
19,470	Express Scripts Holding Co.*	1,375,166
55,750	Merck & Co., Inc.	3,304,860
27,600	Mylan, Inc.*	1,255,524
24,190	Omnicare, Inc.	1,506,069
286,269	Pfizer, Inc.	8,464,974
7,290	Sanofi, ADR	411,375
1,635	Shire Plc, ADR	423,547
16,845	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	905,419

		22,538,972

	REITS — 0.5%

23,580	American Homes 4 Rent Class A REIT	398,266
53,100	Hatteras Financial Corp. REIT	953,676
60,130	Two Harbors Investment Corp. REIT	581,457

		1,933,399

	Retail — 4.3%

47,350	CVS Health Corp.	3,768,586
7,620	Dillard’s, Inc. Class A	830,428
5,243	Gap, Inc. (The)	218,581
16,551	Home Depot, Inc. (The)	1,518,389
41,014	Kohl’s Corp.	2,503,084
40,708	Lowe’s Cos., Inc.	2,154,267
37,370	Macy’s, Inc.	2,174,186
735	O’Reilly Automotive, Inc.*	110,515
7,420	PVH Corp.	898,933
18,000	Target Corp.	1,128,240

		15,305,209

12	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Semiconductors — 2.2%

88,620	Applied Materials, Inc.	1,915,078
12,200	Lam Research Corp.	911,340
38,800	Micron Technology, Inc.*	1,329,288
83,068	NVIDIA Corp.	1,532,605
49,960	ON Semiconductor Corp.*	446,642
17,720	Texas Instruments, Inc.	845,067
17,470	Xilinx, Inc.	739,855

		7,719,875

	Software — 2.4%

85,285	Activision Blizzard, Inc.	1,773,075
7,770	Fidelity National Information Services, Inc.	437,451
5,885	Global Payments, Inc.	411,244
104,815	Microsoft Corp.	4,859,224
30,040	Oracle Corp.	1,149,931

		8,630,925

	Telecommunications — 7.2%

30,955	America Movil SAB de CV Series L, ADR‡	780,066
63,543	AT&T, Inc.	2,239,255
54,011	CenturyLink, Inc.	2,208,510
46,500	China Mobile, Ltd., Sponsored ADR‡	2,731,875
312,135	Cisco Systems, Inc.	7,856,438
27,916	Corning, Inc.	539,895
30,495	Motorola Solutions, Inc.	1,929,724
48,347	Nippon Telegraph & Telephone Corp., ADR‡	1,504,075
12,480	QUALCOMM, Inc.	933,130
51,436	Telefonica Brasil SA, ADR	1,012,260
17,331	TELUS Corp.	592,374
56,245	Verizon Communications, Inc.	2,811,688
3,869	Vodafone Group Plc, Sponsored ADR	127,251
40,090	Windstream Holdings, Inc.	432,170

		25,698,711

	Transportation — 0.6%

17,524	CH Robinson Worldwide, Inc.	1,162,192
8,605	Norfolk Southern Corp.	960,318

		2,122,510

	TOTAL COMMON STOCKS (COST $271,686,424)	333,964,457

	INVESTMENT COMPANY — 0.1%

	Investment Company — 0.1%

1,950	iShares Russell 1000 Value Index Fund‡	195,175

	TOTAL INVESTMENT COMPANY (COST $184,332)	195,175

See accompanying Notes to the Financial Statements.	13

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 8.0%

		Bank Deposit — 5.5%

19,607,246		State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/14	19,607,246

		Securities Lending Collateral — 2.5%

8,777,252		State Street Navigator Securities Lending Prime Portfolio***	8,777,252

		TOTAL SHORT-TERM INVESTMENTS (COST $28,384,498)	28,384,498

		TOTAL INVESTMENTS — 102.2% (Cost $300,255,254)	362,544,130

		Other Assets and Liabilities (net) — (2.2)%	(7,632,671)

		NET ASSETS — 100.0%	$354,911,459

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	***	Represents an investment of securities lending cash collateral.

14	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

A summary of outstanding financial instruments at September 30, 2014 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
10/09/14	JPY	Barclays Bank Plc	267,200,000	$2,435,960	$(9,583)

Sales
10/09/14	JPY	Barclays Bank Plc	267,200,000	$2,435,960	$196,539

Currency Abbreviations

JPY	Japanese Yen

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
137	S&P 500 E-mini Index	December 2014	$13,463,675	$(148,230)
7	S&P Mid 400 E-mini Index	December 2014	955,780	(46,181)

				$(194,411)

See accompanying Notes to the Financial Statements.	15

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.1
Forward Foreign Currency Contracts	0.1
Investment Company	0.1
Futures Contracts	(0.1)
Short-Term Investments	8.0
Other Assets and Liabilities (net)	(2.2)

100.0%

16	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.6%

	Aerospace & Defense — 1.3%

20,520	BE Aerospace, Inc.*	1,722,449
9,795	TransDigm Group, Inc.	1,805,512
20,623	Triumph Group, Inc.	1,341,526

		4,869,487

	Apparel — 1.2%

20,800	Deckers Outdoor Corp.*	2,021,344
13,590	G-III Apparel Group, Ltd.*	1,126,067
14,660	Hanesbrands, Inc.	1,575,071

		4,722,482

	Auto Parts & Equipment — 0.6%

22,286	Tenneco, Inc.*	1,165,781
14,250	WABCO Holdings, Inc.*	1,296,037

		2,461,818

	Banks — 1.0%

40,259	BankUnited, Inc.	1,227,497
54,470	First Republic Bank	2,689,729

		3,917,226

	Biotechnology — 0.8%

78,780	Aegerion Pharmaceuticals, Inc.* ‡	2,629,677
78,494	Sunesis Pharmaceuticals, Inc.* ‡	560,447

		3,190,124

	Building Materials — 1.8%

49,384	Boise Cascade Co.*	1,488,434
22,100	Eagle Materials, Inc.	2,250,443
24,690	Martin Marietta Materials, Inc.	3,183,528

		6,922,405

	Chemicals — 3.9%

31,198	Axiall Corp.	1,117,200
44,000	Cytec Industries, Inc.	2,080,760
25,871	HB Fuller Co.	1,027,079
95,120	Huntsman Corp.	2,472,169
65,620	PolyOne Corp.	2,334,760
31,930	Rockwood Holdings, Inc.	2,441,048
82,719	RPM International, Inc.	3,786,876

		15,259,892

	Coal — 0.7%

70,840	Consol Energy, Inc.	2,682,002

See accompanying Notes to the Financial Statements.	17

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Commercial Services — 6.9%

57,661	Acacia Research Corp.‡	892,592
35,348	Bright Horizons Family Solutions, Inc.*	1,486,737
25,053	Euronet Worldwide, Inc.*	1,197,283
127,318	Heartland Payment Systems, Inc.‡	6,075,615
19,205	Huron Consulting Group, Inc.*	1,170,929
91,321	K12, Inc.* ‡	1,457,483
29,110	Nord Anglia Education, Inc.* ‡	494,870
30,161	On Assignment, Inc.*	809,823
143,275	Ritchie Bros Auctioneers, Inc.‡	3,207,927
44,610	Robert Half International, Inc.	2,185,890
99,210	Service Corp. International	2,097,299
29,637	Team Health Holdings, Inc.*	1,718,650
57,420	Total System Services, Inc.	1,777,723
20,080	United Rentals, Inc.*	2,230,888

		26,803,709

	Computers — 3.6%

65,341	Cadence Design Systems, Inc.*	1,124,519
22,050	IHS, Inc. Class A*	2,760,439
109,440	j2 Global, Inc.‡	5,401,958
284,418	Logitech International SA	3,661,268
15,283	Synaptics, Inc.*	1,118,716

		14,066,900

	Distribution & Wholesale — 1.5%

57,550	Ingram Micro, Inc. Class A*	1,485,366
16,100	MWI Veterinary Supply, Inc.*	2,389,240
26,590	WESCO International, Inc.* ‡	2,080,933

		5,955,539

	Diversified Financial Services — 3.9%

25,690	Affiliated Managers Group, Inc.*	5,147,249
55,450	CBOE Holdings, Inc.	2,967,961
49,450	Ellie Mae, Inc.* ‡	1,612,070
23,066	Lazard, Ltd. Class A	1,169,446
48,160	Raymond James Financial, Inc.	2,580,413
19,028	Waddell & Reed Financial, Inc. Class A	983,557
17,415	WageWorks, Inc.*	792,905

		15,253,601

	Electrical Components & Equipment — 1.6%

22,754	Belden, Inc.	1,456,711
23,233	Generac Holdings, Inc.* ‡	941,866
22,470	Hubbell, Inc. Class B	2,708,309
18,450	Mobileye NV* ‡	988,735

		6,095,621

18	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Electronics — 0.5%

18,651	Coherent, Inc.*	1,144,612
18,781	Woodward, Inc.	894,351

		2,038,963

	Entertainment — 0.4%

44,841	Cinemark Holdings, Inc.	1,526,388

	Environmental Control — 0.3%

24,891	Waste Connections, Inc.	1,207,711

	Hand & Machine Tools — 0.8%

45,796	Lincoln Electric Holdings, Inc.	3,166,106

	Health Care - Products — 4.9%

140,966	ABIOMED, Inc.* ‡	3,500,186
16,230	Cyberonics, Inc.*	830,327
47,158	DexCom, Inc.*	1,885,849
93,184	Endologix, Inc.*	987,750
132,151	Spectranetics Corp.*	3,511,252
61,004	Techne Corp.	5,706,924
87,410	Wright Medical Group, Inc.*	2,648,523

		19,070,811

	Health Care - Services — 4.4%

57,812	Acadia Healthcare Co., Inc.*	2,803,882
72,770	Brookdale Senior Living, Inc.*	2,344,649
68,890	Community Health Systems, Inc.*	3,774,483
21,670	Covance, Inc.*	1,705,429
42,129	Envision Healthcare Holdings, Inc.*	1,461,034
29,158	Magellan Health, Inc.*	1,595,817
9,190	Mettler-Toledo International, Inc.*	2,353,835
18,615	WellCare Health Plans, Inc.*	1,123,229

		17,162,358

	Home Furnishings — 1.2%

28,172	Harman International Industries, Inc.	2,761,983
34,750	Tempur Sealy International, Inc.*	1,951,907

		4,713,890

	Household Products & Wares — 0.7%

46,590	Jarden Corp.*	2,800,525

	Insurance — 0.6%

163,140	Genworth Financial, Inc. Class A*	2,137,134

	Internet — 3.1%

90,598	Coupons.com, Inc.* ‡	1,083,552
47,274	CyrusOne, Inc.	1,136,467
55,175	HomeAway, Inc.*	1,958,713

See accompanying Notes to the Financial Statements.	19

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Internet — continued

40,360	Marketo, Inc.* ‡	1,303,628
153,784	NIC, Inc.	2,648,160
64,260	Pandora Media, Inc.*	1,552,522
35,250	Shutterstock, Inc.* ‡	2,516,145

		12,199,187

	Leisure Time — 0.5%

13,667	Polaris Industries, Inc.	2,047,180

	Lodging — 0.5%

22,702	Wyndham Worldwide Corp.	1,844,765

	Machinery - Construction & Mining — 0.3%

38,140	Terex Corp.	1,211,708

	Machinery - Diversified — 3.5%

31,704	Cognex Corp.*	1,276,720
72,475	Graco, Inc.	5,289,226
15,848	Middleby Corp. (The)*	1,396,684
15,448	Wabtec Corp.	1,251,906
60,088	Zebra Technologies Corp. Class A*	4,264,445

		13,478,981

	Media — 0.3%

32,140	Nexstar Broadcasting Group, Inc. Class A‡	1,299,099

	Metal Fabricate & Hardware — 1.1%

64,870	Timken Co. (The)	2,749,839
29,050	TimkenSteel Corp.	1,350,535

		4,100,374

	Miscellaneous - Manufacturing — 0.6%

14,938	Carlisle Cos., Inc.	1,200,716
19,013	Colfax Corp.*	1,083,171

		2,283,887

	Oil & Gas — 3.4%

69,984	Bill Barrett Corp.* ‡	1,542,447
119,000	Denbury Resources, Inc.	1,788,570
162,392	Magnum Hunter Resources Corp.* ‡	904,523
35,041	Oasis Petroleum, Inc.*	1,465,064
27,728	Rosetta Resources, Inc.*	1,235,560
72,380	Rowan Cos. Plc Class A	1,831,938
70,170	Tesoro Corp.	4,278,967

		13,047,069

	Oil & Gas Services — 1.4%

35,710	Core Laboratories NV	5,226,159

20	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Packaging & Containers — 1.4%

64,684	Berry Plastics Group, Inc.*	1,632,624
28,452	Crown Holdings, Inc.*	1,266,683
40,520	Packaging Corp. of America	2,585,987

		5,485,294

	Pharmaceuticals — 5.0%

47,268	ACADIA Pharmaceuticals, Inc.* ‡	1,170,356
44,070	Align Technology, Inc.*	2,277,538
17,160	Alkermes Plc*	735,649
66,320	Avanir Pharmaceuticals, Inc.*	790,534
56,620	Cubist Pharmaceuticals, Inc.*	3,756,171
39,270	Jazz Pharmaceuticals Plc*	6,305,191
31,532	Medivation, Inc.*	3,117,569
14,864	Sirona Dental Systems, Inc.*	1,139,771

		19,292,779

	Real Estate — 0.7%

22,140	Jones Lang Lasalle, Inc.	2,797,168

	REITS — 2.4%

75,480	CBS Outdoor Americas, Inc. REIT	2,259,871
195,575	Equity Commonwealth REIT	5,028,233
89,690	Starwood Property Trust, Inc. REIT	1,969,593

		9,257,697

	Retail — 10.5%

36,829	Asbury Automotive Group, Inc.*	2,372,524
26,408	Children’s Place (The), Inc.	1,258,605
70,995	DineEquity, Inc.	5,792,482
65,645	Dunkin’ Brands Group, Inc.	2,942,209
26,330	Jack in the Box, Inc.	1,795,443
49,440	Kate Spade & Co.*	1,296,811
21,237	Red Robin Gourmet Burgers, Inc.*	1,208,385
29,190	Restoration Hardware Holdings, Inc.* ‡	2,322,065
202,625	Sally Beauty Holdings, Inc.*	5,545,846
20,500	Signet Jewelers, Ltd.	2,335,155
67,675	Ulta Salon Cosmetics & Fragrance, Inc.*	7,997,155
90,013	Urban Outfitters, Inc.*	3,303,477
38,953	Williams-Sonoma, Inc.	2,593,101

		40,763,258

	Semiconductors — 1.7%

23,136	Mellanox Technologies, Ltd.*	1,038,112
140,630	ON Semiconductor Corp.*	1,257,232
17,341	Power Integrations, Inc.	934,853
47,540	Semtech Corp.*	1,290,711
36,090	Skyworks Solutions, Inc.	2,095,025

		6,615,933

See accompanying Notes to the Financial Statements.	21

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Software — 10.7%

181,860	Allscripts Healthcare Solutions, Inc.*	2,439,652
17,675	athenahealth, Inc.* ‡	2,327,621
104,892	Blackbaud, Inc.	4,121,207
40,264	Commvault Systems, Inc.*	2,029,306
44,710	Cornerstone OnDemand, Inc.* ‡	1,538,471
77,841	Imperva, Inc.* ‡	2,236,372
19,970	Infoblox, Inc.*	294,558
133,825	MSCI, Inc. Class A*	6,292,451
10,450	NetSuite, Inc.* ‡	935,693
72,685	Proofpoint, Inc.*	2,699,521
134,208	QLIK Technologies, Inc.*	3,628,984
55,767	ServiceNow, Inc.*	3,277,984
26,170	SS&C Technologies Holdings, Inc.*	1,148,601
8,950	Ultimate Software Group (The), Inc.*	1,266,514
213,971	VeriFone Systems, Inc.*	7,356,323

		41,593,258

	Telecommunications — 1.9%

77,133	Allot Communications, Ltd.* ‡	880,859
112,220	Aruba Networks, Inc.*	2,421,707
65,340	Juniper Networks, Inc.	1,447,281
24,950	Palo Alto Networks, Inc.*	2,447,595

		7,197,442

	Transportation — 3.0%

101,500	Expeditors International of Washington, Inc.	4,118,870
55,744	Genesee & Wyoming, Inc. Class A*	5,312,961
62,666	XPO Logistics, Inc.* ‡	2,360,628

		11,792,459

	TOTAL COMMON STOCKS (COST $322,437,246)	367,558,389

	WARRANTS — 0.0%

	Oil & Gas — 0.0%

27,862	Magnum Hunter Resources Corp., Strike Price $8.50, Expires 4/15/16* ‡ ****	—

	TOTAL WARRANTS (COST $—)	—

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 17.2%

	Bank Deposit — 5.6%

21,755,462	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/14	21,755,462

22	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value ($)		Description	Value ($)

		Securities Lending Collateral — 11.6%

44,929,420		State Street Navigator Securities Lending Prime Portfolio***	44,929,420

		TOTAL SHORT-TERM INVESTMENTS (COST $66,684,882)	66,684,882

		TOTAL INVESTMENTS — 111.8% (Cost $389,122,128)	434,243,271

		Other Assets and Liabilities (net) — (11.8)%	(45,811,406)

		NET ASSETS — 100.0%	$388,431,865

		Notes to Schedule of Investments:

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2014 was $0.

See accompanying Notes to the Financial Statements.	23

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
90	Russell 2000 Mini Index	December 2014	$9,869,400	$(622,704)
2	S&P Mid 400 E-mini Index	December 2014	273,080	(2,065)
25	NASDAQ 100 E-mini Index	December 2014	2,022,375	(19,939)

				$(644,708)

24	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.6
Warrants	0.0
Futures Contracts	(0.2)
Short-Term Investments	17.2
Other Assets and Liabilities (net)	(11.6)

100.0%

See accompanying Notes to the Financial Statements.	25

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.5%

	Aerospace & Defense — 1.9%

12,770	Alliant Techsystems, Inc.	1,629,963
38,154	Astronics Corp.*	1,819,183
93,525	GenCorp, Inc.* ‡	1,493,594
75,815	Orbital Sciences Corp.*	2,107,657

		7,050,397

	Airlines — 0.3%

119,975	JetBlue Airways Corp.* ‡	1,274,135

	Apparel — 1.3%

166,790	Ascena Retail Group, Inc.*	2,218,307
13,880	Deckers Outdoor Corp.*	1,348,859
11,305	Hanesbrands, Inc.	1,214,609

		4,781,775

	Auto Parts & Equipment — 1.3%

124,475	Allison Transmission Holdings, Inc.	3,546,293
16,679	Remy International, Inc.	342,420
34,775	Tower International, Inc.*	875,982

		4,764,695

	Banks — 5.7%

29,715	Capital Bank Financial Corp. Class A*	709,594
32,605	Comerica, Inc.	1,625,685
280,150	Huntington Bancshares, Inc.	2,725,860
44,685	PacWest Bancorp	1,842,363
47,806	PrivateBancorp, Inc.	1,429,877
10,624	Prosperity Bancshares, Inc.	607,374
41,956	Texas Capital Bancshares, Inc.*	2,420,022
100,600	United Community Banks, Inc.	1,655,876
122,358	Webster Financial Corp.	3,565,512
119,450	Western Alliance Bancorp*	2,854,855
74,885	Zions Bancorp	2,176,158

		21,613,176

	Biotechnology — 2.1%

46,997	Bio-Rad Laboratories, Inc. Class A*	5,329,460
65,446	Myriad Genetics, Inc.* ‡	2,524,252

		7,853,712

	Building Materials — 0.7%

199,965	Louisiana-Pacific Corp.*	2,717,524

	Chemicals — 1.9%

67,120	American Vanguard Corp.‡	751,744
16,790	Celanese Corp. Series A	982,551

26	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Chemicals — continued

90,525	Huntsman Corp.	2,352,745
65,448	Intrepid Potash, Inc.* ‡	1,011,171
52,981	Kraton Performance Polymers, Inc.*	943,592
37,510	Rayonier Advanced Materials, Inc.‡	1,234,454

		7,276,257

	Commercial Services — 3.6%

113,990	ADT Corp. (The)‡	4,042,085
40,950	AMN Healthcare Services, Inc.*	642,915
112,521	Convergys Corp.	2,005,124
21,400	Euronet Worldwide, Inc.*	1,022,706
60,376	Insperity, Inc.	1,650,680
34,000	Korn/Ferry International*	846,600
14,465	Manpower, Inc.	1,013,997
69,425	RR Donnelley & Sons Co.	1,142,735
78,012	SP Plus Corp.*	1,479,108

		13,845,950

	Computers — 0.4%

72,900	Sykes Enterprises, Inc.*	1,456,542

	Cosmetics & Personal Care — 1.3%

175,436	Elizabeth Arden, Inc.* ‡	2,936,799
73,114	Inter Parfums, Inc.	2,010,635

		4,947,434

	Distribution & Wholesale — 0.9%

56,990	Owens & Minor, Inc.‡	1,865,853
19,305	WESCO International, Inc.*	1,510,809

		3,376,662

	Diversified Financial Services — 4.4%

44,380	AerCap Holdings NV*	1,815,142
34,154	Blackhawk Network Holdings, Inc. Class B*	1,103,174
66,547	Blackhawk Network Holdings, Inc.* ‡	2,156,123
24,750	CIT Group, Inc.	1,137,510
51,400	Eaton Vance Corp.	1,939,322
148,080	FNFV Group*	2,037,581
33,240	Outerwall, Inc.* ‡	1,864,764
70,615	Raymond James Financial, Inc.	3,783,551
46,860	Walter Investment Management Corp.* ‡	1,028,577

		16,865,744

	Electric — 1.3%

78,657	Ameren Corp.	3,014,923
25,925	CMS Energy Corp.	768,935
31,150	Portland General Electric Co.	1,000,538

		4,784,396

See accompanying Notes to the Financial Statements.	27

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Electrical Components & Equipment — 0.5%

34,865	EnerSys	2,044,484

	Electronics — 2.6%

71,125	Coherent, Inc.*	4,364,941
34,952	Cubic Corp.	1,635,754
11,025	Garmin, Ltd.‡	573,190
16,960	Itron, Inc.*	666,698
55,420	Woodward, Inc.	2,639,100

		9,879,683

	Energy - Alternate Sources — 0.3%

18,475	First Solar, Inc.*	1,215,840

	Engineering & Construction — 0.5%

325,386	McDermott International, Inc.* ‡	1,861,208

	Entertainment — 1.5%

28,005	Ascent Capital Group, Inc. Class A*	1,685,901
63,817	International Speedway Corp. Class A	2,019,170
23,850	Lions Gate Entertainment Corp.‡	786,335
18,910	Madison Square Garden, Inc. Class A*	1,250,329

		5,741,735

	Environmental Control — 0.6%

41,213	Nuverra Environmental Solutions, Inc.* ‡	607,892
71,920	Progressive Waste Solutions, Ltd.	1,853,378

		2,461,270

	Food — 0.7%

25,048	Ingles Markets, Inc. Class A	593,387
37,575	Pinnacle Foods, Inc.	1,226,824
42,059	Village Super Market, Inc. Class A	958,104

		2,778,315

	Forest Products & Paper — 1.8%

34,670	Clearwater Paper Corp.*	2,084,014
27,714	Deltic Timber Corp.	1,727,136
136,568	Glatfelter	2,997,668

		6,808,818

	Gas — 1.1%

55,940	Atmos Energy Corp.	2,668,338
35,395	Laclede Group (The), Inc.	1,642,328

		4,310,666

	Health Care - Products — 1.8%

130,225	Bruker Corp.*	2,411,116
4,645	Cooper Cos. (The), Inc.	723,459

28	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Health Care - Products — continued

79,350	Hologic, Inc.*	1,930,585
10,455	ICU Medical, Inc.*	671,002
29,375	NuVasive, Inc.*	1,024,306

		6,760,468

	Health Care - Services — 1.4%

21,725	Centene Corp.*	1,796,875
14,429	Ensign Group (The), Inc.	502,129
70,050	Kindred Healthcare, Inc.	1,358,970
17,480	Universal Health Services, Inc. Class B	1,826,660

		5,484,634

	Home Furnishings — 0.7%

9,520	Harman International Industries, Inc.	933,341
141,025	TiVo, Inc.*	1,804,415

		2,737,756

	Insurance — 6.6%

4,637	Alleghany Corp.*	1,938,962
35,975	Allied World Assurance Co. Holdings, Ltd.	1,325,319
71,285	Axis Capital Holdings, Ltd.	3,373,919
50,250	Brown & Brown, Inc.	1,615,537
53,052	HCC Insurance Holdings, Inc.	2,561,881
38,440	Lincoln National Corp.	2,059,615
14,742	Navigators Group, Inc.*	906,633
40,566	Reinsurance Group of America, Inc.	3,250,554
77,714	Voya Financial, Inc.	3,038,617
7,098	White Mountains Insurance Group, Ltd.	4,472,237
16,900	XL Group Plc	560,573

		25,103,847

	Internet — 0.5%

10,715	F5 Networks, Inc.*	1,272,299
88,625	Orbitz Worldwide, Inc.*	697,479

		1,969,778

	Investment Company — 0.4%

44,455	Capital Southwest Corp.	1,590,155

	Iron & Steel — 1.0%

54,445	Allegheny Technologies, Inc.	2,019,910
46,085	United States Steel Corp.‡	1,805,149

		3,825,059

	Leisure Time — 0.6%

32,590	Royal Caribbean Cruises, Ltd.	2,192,981

See accompanying Notes to the Financial Statements.	29

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Lodging — 0.2%

32,585	MGM Resorts International*	742,286

	Machinery - Diversified — 0.5%

60,987	Albany International Corp. Class A	2,075,997

	Media — 1.0%

55,750	Gannett Co., Inc.	1,654,103
84,600	Gray Television, Inc.*	666,648
47,475	Starz Class A*	1,570,473

		3,891,224

	Mining — 0.6%

144,675	Stillwater Mining Co.*	2,174,465

	Miscellaneous - Manufacturing — 3.9%

33,890	Actuant Corp. Class A	1,034,323
18,040	AptarGroup, Inc.	1,095,028
95,015	Brink’s Co. (The)	2,284,160
45,730	Griffon Corp.	520,865
58,800	ITT Corp.	2,642,472
48,531	Myers Industries, Inc.	856,087
434,657	Orkla ASA, Sponsored ADR	3,946,685
49,500	Trinity Industries, Inc.	2,312,640

		14,692,260

	Office & Business Equipment — 0.9%

44,745	Avery Dennison Corp.	1,997,864
64,800	Pitney Bowes, Inc.	1,619,352

		3,617,216

	Oil & Gas — 5.5%

112,125	Abraxas Petroleum Corp.*	592,020
17,987	Carrizo Oil & Gas, Inc.*	968,061
21,730	Cimarex Energy Co.	2,749,497
136,065	Comstock Resources, Inc.‡	2,533,530
246,742	Denbury Resources, Inc.	3,708,532
111,740	Evolution Petroleum Corp.	1,025,773
204,643	Miller Energy Resources, Inc.* ‡	900,429
96,744	Ocean Rig UDW, Inc.‡	1,559,513
66,300	PBF Energy, Inc. Class A	1,591,200
247,785	Precision Drilling Corp.	2,673,600
22,125	Whiting Petroleum Corp.*	1,715,794
46,194	WPX Energy, Inc.*	1,111,428

		21,129,377

	Oil & Gas Services — 1.2%

32,975	Helix Energy Solutions Group, Inc.*	727,429
524,110	Key Energy Services, Inc.*	2,536,692

30	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas Services — continued

116,760	TETRA Technologies, Inc.*	1,263,343

		4,527,464

	Packaging & Containers — 0.3%

105,660	Graphic Packaging Holding Co.*	1,313,354

	Pharmaceuticals — 0.9%

13,565	Jazz Pharmaceuticals Plc*	2,177,997
13,755	Mallinckrodt Plc* ‡	1,240,013

		3,418,010

	Pipelines — 0.7%

37,328	National Fuel Gas Co.	2,612,587

	Real Estate — 2.5%

92,025	CBRE Group, Inc.*	2,736,824
83,620	Forest City Enterprises, Inc. Class A*	1,635,607
225,478	Forestar Group, Inc.*	3,995,470
62,880	Hilltop Holdings, Inc.*	1,260,744

		9,628,645

	REITS — 4.7%

172,925	BioMed Realty Trust, Inc. REIT	3,493,085
241,146	Brandywine Realty Trust REIT	3,392,924
59,194	CBL & Associates Properties, Inc. REIT	1,059,573
89,909	DuPont Fabros Technology, Inc. REIT	2,431,139
45,709	Geo Group (The), Inc. REIT	1,746,998
91,100	Liberty Property Trust REIT	3,029,986
141,425	Strategic Hotels & Resorts, Inc. REIT*	1,647,601
93,075	Sunstone Hotel Investors, Inc. REIT	1,286,297

		18,087,603

	Retail — 3.6%

35,988	Abercrombie & Fitch Co. Class A	1,307,804
105,375	American Eagle Outfitters, Inc.‡	1,530,045
22,908	Bob Evans Farms, Inc.‡	1,084,465
29,970	Children’s Place (The), Inc.	1,428,370
13,125	DSW, Inc. Class A	395,194
37,910	Foot Locker, Inc.	2,109,691
106,670	Francesca’s Holdings Corp.*	1,485,913
15,400	Petsmart, Inc.	1,079,386
213,525	Rite Aid Corp.*	1,033,461
59,810	Stage Stores, Inc.	1,023,349
150,738	Wendy’s Co. (The)	1,245,096

		13,722,774

	Savings & Loans — 0.4%

8,300	BofI Holding, Inc.*	603,493

See accompanying Notes to the Financial Statements.	31

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Savings & Loans — continued

55,063	Dime Community Bancshares	792,907

		1,396,400

	Semiconductors — 6.3%

124,925	GT Advanced Technologies, Inc.* ‡	1,352,938
50,200	Integrated Device Technology, Inc.*	800,690
6,135	Lam Research Corp.	458,285
386,440	Lattice Semiconductor Corp.*	2,898,300
169,492	Microsemi Corp.*	4,306,792
32,589	MKS Instruments, Inc.	1,087,821
232,875	ON Semiconductor Corp.*	2,081,903
201,105	Rambus, Inc.*	2,509,790
102,744	Rovi Corp.*	2,028,680
36,230	Skyworks Solutions, Inc.	2,103,151
227,450	Teradyne, Inc.	4,410,255

		24,038,605

	Shipbuilding — 0.3%

9,585	Huntington Ingalls Industries, Inc.	998,853

	Software — 2.7%

114,650	CSG Systems International, Inc.	3,013,002
47,260	Electronic Arts, Inc.*	1,682,929
309,040	Mitel Networks Corp.*	2,827,716
27,125	PTC, Inc.*	1,000,912
47,005	VeriFone Systems, Inc.*	1,616,032

		10,140,591

	Telecommunications — 3.9%

33,400	ARRIS Group, Inc.*	947,057
17,780	Atlantic Tele-Network, Inc.	958,342
51,000	CommScope Holding Co., Inc.*	1,219,410
120,195	JDS Uniphase Corp.*	1,538,496
39,080	Knowles Corp.* ‡	1,035,620
99,975	Level 3 Communications, Inc.*	4,571,857
71,245	NeuStar, Inc. Class A* ‡	1,769,013
73,400	NTELOS Holdings Corp.‡	780,976
83,168	Telephone & Data Systems, Inc.	1,992,705

		14,813,476

	Textiles — 0.7%

26,496	UniFirst Corp.	2,559,249

	Transportation — 2.9%

188,286	Air Transport Services Group, Inc.*	1,370,722
46,520	Con-way, Inc.	2,209,700
23,642	Forward Air Corp.	1,059,871
20,125	GasLog, Ltd.	442,951

32	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares		Description	Value ($)

		Transportation — continued

80,568		Marten Transport, Ltd.	1,434,916
97,675		Safe Bulkers, Inc.	650,515
165,750		Tsakos Energy Navigation, Ltd.	1,057,485
113,120		UTi Worldwide, Inc.*	1,202,466
63,080		Werner Enterprises, Inc.	1,589,616

			11,018,242

		Trucking & Leasing — 0.7%

44,695		GATX Corp.	2,608,847

		Water — 0.4%

80,792		PICO Holdings, Inc.*	1,611,800

		TOTAL COMMON STOCKS (COST $358,106,638)	360,194,421

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 13.0%

		Bank Deposit — 4.9%

18,599,541		State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/14	18,599,541

		Securities Lending Collateral — 8.1%

30,754,854		State Street Navigator Securities Lending Prime Portfolio***	30,754,854

		TOTAL SHORT-TERM INVESTMENTS (COST $49,354,395)	49,354,395

		TOTAL INVESTMENTS — 107.5% (Cost $407,461,033)	409,548,816

		Other Assets and Liabilities (net) — (7.5)%	(28,415,480)

		NET ASSETS — 100.0%	$381,133,336

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	***	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Financial Statements.	33

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
19	Russell 2000 Mini Index	December 2014	$2,083,540	$(121,565)
79	S&P Mid 400 E-mini Index	December 2014	10,786,660	(519,351)

				$(640,916)

34	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.5
Futures Contracts	(0.2)
Short-Term Investments	13.0
Other Assets and Liabilities (net)	(7.3)

100.0%

See accompanying Notes to the Financial Statements.	35

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 91.8%

	Australia — 2.8%

1,857,532	Beach Energy, Ltd.	2,291,861
244,792	Bendigo & Adelaide Bank, Ltd.	2,553,326
294,129	BGP Holdings Plc* **** ¤	—
1,046,813	Brambles, Ltd.	8,720,449
113,183	carsales.com, Ltd.‡	976,542
16,703	Cochlear, Ltd.‡	1,015,955
479,053	Computershare, Ltd.	5,097,414
79,730	CSL, Ltd.	5,174,672
628,113	Downer EDI, Ltd.	2,423,869
761,588	Fortescue Metals Group, Ltd.‡	2,319,168
28,670	Greencross, Ltd.‡	245,859
113,010	Independence Group NL	401,491
88,530	IOOF Holdings, Ltd.	661,578
50,224	Lend Lease Group	630,222
51,755	Macquarie Group, Ltd.	2,608,148
1,068,895	Metcash, Ltd.‡	2,459,935
289,302	Mineral Resources, Ltd.‡	2,202,437
192,807	Monadelphous Group, Ltd.‡	2,152,813
1,218,541	Myer Holdings, Ltd.‡	2,089,917
86,274	National Australia Bank, Ltd.	2,456,577
50,748	Premier Investments, Ltd.	456,060
260,626	Primary Health Care, Ltd.	996,625
35,760	Ramsay Health Care, Ltd.	1,567,405
1,094,627	Sigma Pharmaceuticals, Ltd.	756,704
96,033	Sirtex Medical, Ltd.	1,846,220
2,833,816	Southern Cross Media Group, Ltd.	2,467,332

	Total Australia	54,572,579

	Austria — 0.4%

61,580	ams AG	2,342,682
18,414	CAT Oil AG	351,016
63,011	OMV AG	2,120,906
57,391	Voestalpine AG	2,269,224

	Total Austria	7,083,828

	Belgium — 0.9%

34,117	Anheuser-Busch InBev NV	3,797,822
12,292	Anheuser-Busch InBev NV, Sponsored ADR	1,362,568
6,799	Barco NV	491,453
133,583	Belgacom SA‡	4,650,715
49,618	bpost SA	1,184,651
36,204	Delhaize Group‡	2,519,067
21,757	Delhaize Group SA, Sponsored ADR	376,179
17,056	Groupe Bruxelles Lambert SA	1,563,377
19,760	UCB SA	1,794,255

	Total Belgium	17,740,087

36	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Bermuda — 1.3%

372,086	Archer, Ltd.*	522,551
245,159	BW Offshore, Ltd.	306,890
545,145	Catlin Group, Ltd.	4,613,237
2,308,433	Esprit Holdings, Ltd.	2,984,722
2,315,000	Haier Electronics Group Co., Ltd.	6,096,734
258,936	Hiscox, Ltd.	2,644,577
407,822	Hongkong Land Holdings, Ltd.	2,773,190
45,600	Jardine Matheson Holdings, Ltd.	2,717,760
903,000	Luk Fook Holdings International, Ltd.	2,622,330

	Total Bermuda	25,281,991

	Brazil — 0.2%

76,655	Banco do Brasil SA	791,710
112,140	Ez Tec Empreendimentos e Participacoes SA	961,357
116,300	Light SA	981,827
86,400	Porto Seguro SA	1,002,051

	Total Brazil	3,736,945

	Canada — 0.9%

69,150	Advantage Oil & Gas, Ltd.*	352,077
89,108	Air Canada Class B*	681,735
18,052	Allied Properties Real Estate Investment Trust REIT	552,116
177,822	Bankers Petroleum, Ltd.*	857,645
58,156	Boardwalk Real Estate Investment Trust REIT	3,585,476
27,538	Bonterra Energy Corp.‡	1,397,414
16,059	Calloway Real Estate Investment Trust REIT	369,592
42,183	Canadian National Railway Co.	3,001,181
13,649	Fairfax Financial Holdings, Ltd.	6,128,524
36,640	Horizon North Logistics, Inc.‡	166,553
4,627	Linamar Corp.	239,310
10,925	Progressive Waste Solutions, Ltd.‡	281,642
67,006	Raging River Exploration, Inc.*	549,814

	Total Canada	18,163,079

	Cayman Islands — 0.5%

12,636	Alibaba Group Holding, Ltd., Sponsored ADR*	1,122,709
568,650	Tencent Holdings, Ltd.	8,443,593

	Total Cayman Islands	9,566,302

	China — 0.3%

2,043,000	China Citic Bank Corp., Ltd. Class H	1,239,202
1,220,048	China Petroleum & Chemical Corp. Class H	1,068,412
1,074,000	Huaneng Power International, Inc. Class H	1,172,879
700,000	Jiangxi Copper Co., Ltd. Class H	1,159,290
864,272	PetroChina Co., Ltd. Class H	1,107,456

	Total China	5,747,239

See accompanying Notes to the Financial Statements.	37

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Denmark — 3.1%

632	AP Moeller - Maersk AS Class A	1,460,763
1,947	AP Moeller - Maersk AS Class B	4,625,723
7,652	Carlsberg A/S Class B	680,443
56,698	Christian Hansen Holding AS	2,191,831
31,959	D/S Norden AS‡	820,574
52,819	Danske Bank AS	1,435,947
33,273	DSV AS	937,315
321,233	GN Store Nord AS	7,086,784
37,553	Jyske Bank AS*	2,029,737
16,874	NKT Holding AS	930,652
227,502	Novo Nordisk AS Class B	10,887,295
30,776	Novo Nordisk AS, Sponsored ADR	1,465,553
35,874	Novozymes AS	1,556,669
177,927	Pandora AS	13,952,868
6,899	SimCorp AS	202,543
81,493	Sydbank AS*	2,483,775
956,501	TDC AS	7,265,428
33,359	Topdanmark AS*	1,011,068
4,948	Tryg AS	513,886
17,030	Vestas Wind Systems AS*	665,860

	Total Denmark	62,204,714

	Finland — 1.8%

169,170	Fortum OYJ	4,126,624
18,545	Kemira OYJ‡	244,812
9,327	Kesko OYJ	334,029
86,678	Kone OYJ‡	3,484,162
16,200	Metso OYJ	577,103
209,060	Neste Oil OYJ‡	4,304,749
683,219	Nokia OYJ	5,830,081
717,572	Nokia OYJ, Sponsored ADR	6,070,659
3,457	Sampo OYJ Class A	167,695
56,977	Sponda OYJ	257,675
347,888	Stora Enso OYJ	2,902,696
109,595	Tieto OYJ	2,768,917
173,266	UPM-Kymmene OYJ	2,475,513
31,683	Wartsila OYJ Abp	1,418,034

	Total Finland	34,962,749

	France — 6.5%

223,614	Accor SA	9,919,298
80,344	Alcatel-Lucent* ‡	249,372
309,689	Alcatel-Lucent, Sponsored ADR	938,358
33,562	AtoS	2,432,327
104,140	AXA SA	2,566,635
37,372	BNP Paribas	2,479,478
23,354	Cie Generale des Etablissements Michelin	2,203,205
177,431	CNP Assurances	3,341,923
264,212	Danone SA	17,689,587

38	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	France — continued

47,106	Dassault Systemes SA	3,026,508
16,509	Edenred	407,402
71,976	Electricite de France	2,361,288
14,826	Euler Hermes Group	1,582,596
7,672	Faurecia	245,393
376,640	France Telecom SA	5,664,285
219,061	GDF Suez	5,495,834
1,727	Ingenico	176,450
9,996	Ipsen SA	491,713
94,100	Legrand SA	4,896,924
138,467	Metropole Television SA	2,237,207
129,910	Neopost SA‡	9,549,491
21,962	Nexans SA* ‡	823,982
103,621	Orange SA, Sponsored ADR	1,527,373
71,105	Pernod-Ricard SA	8,051,768
28,162	Sanofi	3,186,155
116,280	Sanofi, ADR	6,561,680
51,484	Suez Environnement Co.	871,173
176,954	Technicolor*	1,155,016
47,030	Technip SA	3,957,343
45,757	Thales SA	2,437,821
241,163	Total SA	15,674,198
33,597	Total SA, Sponsored ADR	2,165,327
114,138	UBISOFT Entertainment*	1,874,403
21,686	Valeo SA	2,413,759

	Total France	128,655,272

	Germany — 7.1%

14,277	Allianz AG	2,314,846
50,470	Aurubis AG	2,496,694
28,391	BASF SE	2,604,870
228,332	Bayer AG	31,988,038
35,476	Bayerische Motoren Werke AG	3,810,176
6,948	Bechtle AG	531,802
18,899	Beiersdorf AG	1,579,037
77,573	Brenntag AG	3,812,950
60,784	Continental AG	11,567,718
30,054	DaimlerChrysler AG	2,305,658
163,022	Deutsche Annington Immobilien SE	4,732,444
99,473	Deutsche Post AG	3,190,489
210,417	Deutsche Telekom AG	3,189,711
375,251	Deutsche Wohnen AG	8,020,686
30,167	Deutz AG	159,979
79,947	DIC Asset AG	674,633
407,987	E.ON AG	7,470,571
60,949	HeidelbergCement AG	4,028,317
624,012	Infineon Technologies AG	6,458,403
41,775	Jenoptik AG	469,937
72,307	Kloeckner & Co. SE*	995,169

See accompanying Notes to the Financial Statements.	39

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

15,896	KUKA AG‡	963,066
43,836	LEG Immobilien AG*	3,038,471
8,961	Leoni AG	489,250
1,805	Manz AG*	167,387
52,356	Merck KGaA	4,830,110
28,006	MTU Aero Engines AG	2,391,592
12,175	Muenchener Rueckver AG	2,407,750
59,704	RWE AG	2,327,117
80,599	SAP SE	5,813,732
19,617	Software AG‡	486,207
110,150	Symrise AG	5,867,828
199,313	TAG Immobilien AG‡	2,258,486
70,048	Talanx AG*	2,331,220
85,596	Thyssenkrupp AG*	2,246,383
28,366	TUI AG	424,446
36,708	United Internet AG	1,562,484
2,364	Volkswagen AG	490,653
19,819	Wirecard AG	732,438

	Total Germany	141,230,748

	Hong Kong — 0.9%

117,000	Cheung Kong Holdings, Ltd.	1,925,616
6,007,771	China Power International Development, Ltd.	2,777,543
633,000	CNOOC, Ltd.	1,084,197
506,000	Henderson Land Development Co., Ltd.	3,277,717
709,000	HKT Trust and HKT, Ltd.	856,450
76,500	Hopewell Holdings, Ltd.	267,968
213,000	Hutchison Whampoa, Ltd.	2,578,460
5,615,178	PCCW, Ltd.	3,536,107
4,966,000	Shougang Fushan Resources Group, Ltd.	1,112,779
67,000	Wharf Holdings, Ltd. (The)	476,716

	Total Hong Kong	17,893,553

	India — 1.1%

275,730	ICICI Bank, Ltd.	6,393,891
184,781	Tata Consultancy Services, Ltd.	8,188,737
771,307	Tata Motors, Ltd.	6,278,109

	Total India	20,860,737

	Indonesia — 0.6%

7,470,100	Bank Mandiri Persero Tbk PT	6,176,550
13,222,800	Bank Tabungan Negara Persero Tbk PT	1,269,649
2,554,900	Perusahaan Gas Negara Persero Tbk PT	1,258,055
5,539,700	Telekomunikasi Indonesia Persero Tbk PT	1,325,254
671,396	United Tractors Tbk PT	1,096,494

	Total Indonesia	11,126,002

40	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Ireland — 0.2%

5,361,753	Governor & Co. of the Bank of Ireland (The)*	2,099,703
121,665	Smurfit Kappa Group Plc	2,667,347

	Total Ireland	4,767,050

	Italy — 2.5%

617,294	Beni Stabili Spa REIT‡	435,127
7,697	Danieli & C. Officine Meccaniche Spa	198,354
12,685	Danieli & C. Officine Meccaniche Spa-RSP	241,647
4,808	Ei Towers Spa*	255,156
654,992	Enel Green Power Spa	1,676,350
1,651,194	Enel Spa	8,764,829
303,640	ENI Spa‡	7,238,026
29,857	Exor Spa	1,159,416
19,120	Hera Spa	50,626
838,400	Intesa Sanpaolo Spa	2,548,216
178,272	Iren Spa	224,301
149,293	Mediobanca Spa*	1,284,328
571,136	Snam Rete Gas Spa	3,160,115
10,847	Societa Cattolica di Assicurazioni SCRL	189,231
20,900	Societa Iniziative Autostradali e Servizi Spa	224,680
4,024,536	Telecom Italia Spa*	4,613,725
1,604,118	Telecom Italia Spa-RNC	1,425,574
1,691,899	UniCredit Spa	13,379,443
478,782	Unipol Gruppo Finanziario Spa	2,317,675

	Total Italy	49,386,819

	Japan — 20.5%

32,000	Air Water, Inc.	476,084
8,500	Alpine Electronics, Inc.	140,020
28,400	Alps Electric Co., Ltd.	487,508
283,000	Amada Co., Ltd.‡	2,695,975
17,800	Amano Corp.	190,178
69,200	Aoyama Trading Co., Ltd.	1,611,796
275,000	Asahi Glass Co., Ltd.‡	1,490,633
9,000	Asahi Group Holdings, Ltd.	260,331
307,500	Astellas Pharma, Inc.	4,577,670
14,500	Azbil Corp.	355,445
49,400	Bridgestone Corp.	1,631,130
156,000	Brother Industries, Ltd.‡	2,885,492
126,000	Calsonic Kansei Corp.	685,738
246,300	Canon, Inc.	8,016,903
14,725	Canon, Inc., Sponsored ADR	479,888
203,000	Central Glass Co., Ltd.	718,027
37,500	Central Japan Railway Co.	5,064,611
234,294	Chiba Bank, Ltd. (The)	1,629,667
78,600	Chugai Pharmaceutical Co., Ltd.	2,274,990
88,600	COMSYS Holdings Corp.	1,527,349
320,700	Dai-ichi Life Insurance Co., Ltd. (The)	4,759,557
67,000	Daicel Corp.	727,444

See accompanying Notes to the Financial Statements.	41

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

182,800	Daiichi Sanyko Co., Ltd.‡	2,867,941
236,260	Daikin Industries, Ltd.	14,641,465
87,300	Daiwa House Industry Co., Ltd.‡	1,565,821
311,246	Daiwa Securities Group, Inc.‡	2,465,396
488,000	Denki Kagaku Kogyo KK	1,597,083
48,400	East Japan Railway Co.	3,626,856
218,000	Fuji Electric Holdings Co., Ltd.	1,055,271
454,600	Fuji Heavy Industries, Ltd.‡	15,026,935
174,100	Fuji Media Holdings, Inc.	2,588,606
219,300	FUJIFILM Holdings Corp.	6,737,235
394,000	Fujikura, Ltd.	1,896,458
375,000	Fujitsu, Ltd.	2,307,535
345,000	Fukuoka Financial Group, Inc.	1,644,879
99,797	Glory, Ltd.	2,815,732
134,000	GS Yuasa Corp.‡	780,583
230,294	Hachijuni Bank, Ltd. (The)‡	1,383,507
10,100	Hamamatsu Photonics KK	479,703
249,000	Hankyu Hanshin Holdings, Inc.	1,450,485
76,400	Hazama Ando Corp.	488,927
18,900	Hino Motors, Ltd.	264,302
41,000	Hirose Electric Co., Ltd.‡	5,060,759
32,900	Hitachi Chemical Co., Ltd.	584,849
61,800	Hitachi Construction Machinery Co., Ltd.	1,243,944
31,300	Hitachi High-Technologies Corp.	898,810
59,500	Hitachi Koki Co., Ltd.	517,462
50,400	Honda Motor Co., Ltd.‡	1,745,932
10,200	Hoshizaki Electric Co., Ltd.	476,084
47,600	House Foods Group, Inc.‡	826,204
58,500	Hoya Corp.	1,964,666
111,100	Ibiden Co., Ltd.	2,163,358
418,100	Inpex Holdings, Inc.	5,905,884
48,700	Ito En, Ltd.‡	1,027,763
57,000	Japan Aviation Electronics Industry, Ltd.	1,299,056
35,200	Japan Exchange Group, Inc.‡	835,276
44,600	Japan Petroleum Exploration Co.	1,711,710
459,600	Japan Tobacco, Inc.	14,945,013
83,300	JFE Holdings, Inc.	1,661,899
331,714	Joyo Bank, Ltd. (The)‡	1,632,942
23,000	JTEKT Corp.	384,539
279,400	JX Holdings, Inc.‡	1,287,540
32,000	Kandenko Co., Ltd.	161,612
295,600	Kaneka Corp.	1,651,878
410,508	Kao Corp.	16,003,806
630,000	Kawasaki Kisen Kaisha, Ltd.‡	1,338,165
299,600	KDDI Corp.	18,006,863
79,000	Keikyu Corp.	659,684
34,600	Keyence Corp.	15,034,496
57,200	Kobayashi Pharmaceutical Co., Ltd.‡	3,493,687
1,034,000	Kobe Steel, Ltd.‡	1,677,852

42	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

261,400	Komatsu, Ltd.	6,044,406
300,000	Konica Minolta Holdings, Inc.‡	3,238,069
65,086	Kose Corp.	2,764,946
34,200	Kurita Water Industries, Ltd.‡	762,910
28,300	Kyocera Corp.‡	1,318,577
43,000	Kyowa Hakko Kirin Co., Ltd.	527,235
34,173	Lawson, Inc.‡	2,389,415
29,000	Makita Corp.	1,639,090
64,300	Maruichi Steel Tube, Ltd.	1,578,558
24,700	Medipal Holdings Corp.	300,151
219,000	Meidensha Corp.	862,464
67	MID Reit, Inc. REIT	165,584
192,000	Minebea Co., Ltd.	2,618,460
195,000	Mitsubishi Chemical Holdings Corp.‡	959,223
84,600	Mitsubishi Co.	1,732,181
329,000	Mitsubishi Electric Corp.	4,380,368
289,000	Mitsubishi Heavy Industries, Ltd.	1,858,958
133,000	Mitsubishi Materials Corp.	430,421
112,400	Mitsubishi Tanabe Pharma Corp.	1,648,677
185,400	Mitsubishi UFJ Lease & Finance Co., Ltd.‡	968,451
188,700	Mitsui & Co., Ltd.‡	2,975,128
102,000	Mitsui Mining & Smelting Co., Ltd.	271,516
879,400	Mizuho Financial Group, Inc.‡	1,570,486
83,000	Morinaga Milk Industry Co., Ltd.	267,095
22,600	Murata Manufacturing Co., Ltd.	2,569,142
281,000	NEC Corp.	970,865
209,400	Nidec Corp.‡	14,164,255
11,100	Nifco, Inc.	342,021
60,400	Nihon Kohden Corp.	3,171,557
130,000	Nippon Electric Glass Co., Ltd.	632,846
107,000	Nippon Telegraph & Telephone Corp.	6,653,421
178,400	Nippon Television Network Corp.	2,722,472
43,100	Nissan Chemical Industries, Ltd.‡	763,027
92,000	Nisshinbo Holdings, Inc.	772,433
31,700	Nitto Denko Corp.‡	1,738,233
278,941	Nomura Research Institute, Ltd.	9,014,502
479,441	North Pacific Bank, Ltd.	1,888,131
103,000	NSK, Ltd.‡	1,465,728
115,100	Obic Co., Ltd.	4,113,150
65,600	Omron Corp.	2,978,148
657,200	Orix Corp.	9,064,621
37,000	PanaHome Corp.	257,022
136,500	Panasonic Corp.‡	1,623,267
609,800	Pioneer Corp.* ‡	1,673,274
262,300	Ricoh Co., Ltd.	2,816,805
39,334	Sankyo Co., Ltd.‡	1,409,204
85,333	Santen Pharmaceutical Co., Ltd.	4,776,376
77,000	Sanwa Holdings Corp.	547,518
32,800	Secom Co., Ltd.‡	1,953,438
76,700	Seiko Epson Corp.	3,684,844

See accompanying Notes to the Financial Statements.	43

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

62,000	Showa Corp.	678,809
88,400	SKY Perfect JSAT Holdings, Inc.	519,787
20,200	Sohgo Security Services Co., Ltd.‡	474,731
272,000	Sony Financial Holdings, Inc.	4,398,815
77,100	Sumitomo Dainippon Pharma Co., Ltd.‡	981,893
92,700	Sumitomo Electric Industries, Ltd.	1,369,437
122,300	Sumitomo Forestry Co., Ltd.	1,315,593
186,000	Sumitomo Heavy Industries, Ltd.	1,046,192
152,141	Sumitomo Mitsui Financial Group	6,201,034
10,400	Sumitomo Real Estate Sales Co., Ltd.	239,486
77,200	Suzuki Motor Corp.	2,558,554
25,000	Sysmex Corp.	1,005,059
252,700	T&D Holdings, Inc.	3,244,705
40,300	TDK Corp.‡	2,248,380
105,600	Terumo Corp.‡	2,530,857
196,000	Tobu Railway Co., Ltd.	986,298
149,800	Tokio Marine Holdings, Inc.	4,646,470
15,500	Tokyo Electron, Ltd.	1,011,432
37,700	Tokyo Ohka Kogyo Co., Ltd.‡	997,016
159,000	Tokyu Corp.	1,042,171
229,000	Toppan Printing Co., Ltd.‡	1,645,034
65,000	Toshiba TEC Corp.	420,712
255,000	Toyo Ink SC Holdings Co., Ltd.	1,190,209
74,000	Toyo Suisan Kaisha, Ltd.‡	2,455,536
101,700	Toyo Tire & Rubber Co., Ltd.	1,738,343
25,400	Toyota Industries Corp.	1,227,221
29,900	Toyota Motor Corp.	1,761,645
126,800	Toyota Tsusho Corp.	3,088,651
63,300	TS Tech Co., Ltd.	1,538,427
92,000	Tsubakimoto Chain Co.	759,852
37,000	Ushio, Inc.	390,592
260,970	USS Co., Ltd.	3,996,806
95,900	Yamaha Corp.‡	1,252,789
437,662	Yamato Holdings Co., Ltd.‡	8,145,193
195,000	Yokohama Rubber Co., Ltd. (The)	1,686,996

	Total Japan	404,406,283

	Luxembourg — 0.7%

209,620	Gagfah SA*	3,905,836
160,348	Subsea 7 SA	2,290,597
204,949	Tenaris SA	4,699,068
70,315	Tenaris SA, ADR	3,202,848

	Total Luxembourg	14,098,349

	Malaysia — 0.2%

950,000	Genting Malaysia Bhd	1,210,486
430,400	Sime Darby Bhd	1,200,475
328,600	Tenaga Nasional Bhd	1,240,076

	Total Malaysia	3,651,037

44	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Malta — 0.1%

26,735	Unibet Group Plc, ADR	1,346,319

	Mexico — 0.4%

528,910	Cemex SAB de CV, Sponsored ADR*	6,896,986

	Netherlands — 4.1%

660,000	Aegon NV	5,446,022
107,528	Aegon NV, ADR	883,880
134,259	Akzo Nobel NV	9,200,945
35,966	ASM International NV	1,307,365
114,270	ASML Holding NV	11,377,790
72,154	BinckBank NV	718,433
16,854	Eurocommercial Properties NV REIT	742,411
17,435	Heineken Holding NV	1,153,437
148,912	Heineken NV	11,143,818
1,233,231	ING Groep NV, ADR*	17,619,611
146,595	Koninklijke Ahold NV	2,374,086
41,926	Koninklijke Boskalis Westminster NV	2,361,091
62,590	Nutreco NV	2,278,705
187,437	PostNL NV*	810,024
68,002	QIAGEN NV*	1,548,840
446,877	STMicroelectronics NV‡	3,463,314
98,617	TomTom NV*	786,959
138,890	Unilever NV, ADR	5,532,026
32,566	Unilever NV (Dutch Certificate), ADR	1,292,219
10,964	Vastned Retail NV REIT	501,588

	Total Netherlands	80,542,564

	New Zealand — 0.4%

935,185	Air New Zealand, Ltd.	1,414,124
217,356	Auckland International Airport, Ltd.	652,260
334,864	Fisher & Paykel Healthcare Corp., Ltd.	1,354,640
251,223	Ryman Healthcare, Ltd.	1,529,321
526,846	Sky Network Television, Ltd.	2,587,096
510,132	Spark New Zealand, Ltd.	1,180,938

	Total New Zealand	8,718,379

	Norway — 1.7%

2,235	Aker ASA	73,424
432,456	DnB NOR ASA	8,100,028
110,611	Fred Olsen Energy ASA	2,032,167
66,908	Gjensidige Forsikring ASA	1,415,717
15,366	Leroy Seafood Group ASA	592,127
104,647	Marine Harvest ASA	1,464,757
409,665	Norsk Hydro ASA	2,292,376
157,623	Orkla ASA	1,425,853
51,048	Salmar ASA	902,098
91,036	SpareBank 1 SMN	839,809
138,990	Statoil ASA	3,791,374

See accompanying Notes to the Financial Statements.	45

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Norway — continued

547,871	Storebrand ASA*	3,050,386
95,334	TGS Nopec Geophysical Co. ASA‡	2,426,859
110,927	Yara International ASA	5,571,609

	Total Norway	33,978,584

	Portugal — 0.2%

782,528	Banco Espirito Santo SA* **** ¤	118,624
60,872	CTT-Correios de Portugal SA	591,719
925,333	EDP - Energias de Portugal SA	4,038,642

	Total Portugal	4,748,985

	Singapore — 0.4%

197,000	DBS Group Holdings, Ltd.	2,845,401
553,144	UOL Group, Ltd.	2,866,998
2,962,243	Yangzijiang Shipbuilding Holdings, Ltd.‡	2,740,882

	Total Singapore	8,453,281

	South Africa — 0.2%

116,167	Foschini Group, Ltd. (The)	1,205,034
43,851	Kumba Iron Ore, Ltd.‡	1,034,462
21,915	Sasol, Ltd.	1,189,703

	Total South Africa	3,429,199

	South Korea — 0.4%

15,024	Daelim Industrial Co., Ltd.	1,074,923
41,827	Hyundai Marine & Fire Insurance Co., Ltd.	1,153,438
5,887	Hyundai Motor Co.	1,062,756
22,305	Kia Motors Corp.	1,135,066
30,150	Korea Electric Power Corp.	1,377,143
37,133	KT Corp.	1,206,976
1,099	Samsung Electronics Co., Ltd.	1,233,088

	Total South Korea	8,243,390

	Spain — 3.9%

89,948	Abengoa SA	475,187
27,332	Abertis Infraestructuras SA	540,005
4,982	Acciona SA*	372,953
60,164	Acerinox SA	924,946
60,972	ACS Actividades de Construccion y Servicios SA	2,343,036
3,878	Almirall SA*	56,925
258,854	Amadeus IT Holding SA	9,685,660
163,070	Banco Bilbao Vizcaya Argentaria SA	1,967,488
891,367	Banco Santander SA	8,570,133
156,695	Banco Santander SA, Sponsored ADR	1,488,602
5,110,500	Bankia SA*	9,541,730
6,615	Construcciones y Auxiliar de Ferrocarriles SA	2,211,103
463,946	Duro Felguera SA	2,209,521
6,965	Ebro Foods SA‡	132,066

46	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Spain — continued

69,185	Endesa SA	2,734,245
72,977	Gamesa Corp. Tecnologica SA*	804,618
148,113	Gas Natural SDG SA	4,361,388
30,883	Grifols SA	1,265,580
15,440	Grifols SA, ADR	542,407
1,753,032	Iberdrola SA	12,556,314
67,843	Indra Sistemas SA‡	951,300
20,191	Let’s GOWEX SA* **** ¤	202,010
686,390	Mapfre SA	2,431,298
189,352	Prosegur Cia de Seguridad SA	1,176,859
282,450	Repsol VPF SA	6,707,933
163,222	Telefonica SA	2,526,861
12,264	Viscofan SA	672,374

	Total Spain	77,452,542

	Sweden — 2.3%

80,966	Holmen AB	2,468,832
18,825	Hufvudstaden AB	234,777
142,983	Industrivarden AB Class C	2,501,270
38,269	Investor AB Class B	1,354,843
76,753	JM AB	2,457,493
20,045	Peab AB	138,233
926,590	Skandinaviska Enskilda Banken AB	12,391,554
245,187	Svenska Cellulosa AB Class B	5,853,821
1,352,622	Telefonaktiebolaget LM Ericsson	17,188,304

	Total Sweden	44,589,127

	Switzerland — 7.7%

12,238	Actelion, Ltd.*	1,438,333
12,028	Ascom Holding AG	168,682
19,625	Baloise-Holding AG	2,516,026
8,695	Bucher Industries AG	2,236,767
179	Chocoladefabriken Lindt & Spruengli AG	893,782
90,246	Credit Suisse Group AG*	2,500,064
2,447	Forbo Holding AG*	2,498,219
1,235	Galenica AG	1,087,007
31,709	GAM Holding AG*	547,565
21,765	Geberit AG	7,034,047
3,852	Georg Fischer AG*	2,267,661
8,758	Givaudan SA*	14,005,467
5,164	Helvetia Holding AG	2,504,986
50,039	Julius Baer Group, Ltd.*	2,244,030
1,016	Kaba Holding AG*	472,113
37,689	Kudelski SA	491,081
97,370	Logitech International SA‡	1,253,429
366,280	Nestle SA	26,929,534
418,805	Novartis AG	39,513,627
4,075	Rieter Holding AG*	823,103
73,176	Roche Holding AG	21,680,927

See accompanying Notes to the Financial Statements.	47

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

46,015	Roche Holding AG, Sponsored ADR	1,702,095
10,963	Schindler Holding AG	1,486,975
304	Sika AG	1,053,739
16,534	Sonova Holding AG	2,640,595
10,177	Swiss Life Holding*	2,430,551
68,320	Temenos Group AG*	2,599,092
2,607	U-Blox AG*	322,499
25,025	Zurich Insurance Group AG*	7,459,048

	Total Switzerland	152,801,044

	Taiwan — 0.5%

514,890	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	10,390,480

	Thailand — 0.1%

252,600	PTT Exploration & Production PCL	1,246,445
634,000	PTT Global Chemical PCL	1,192,722

	Total Thailand	2,439,167

	United Kingdom — 16.2%

390,866	Aberdeen Asset Management Plc	2,537,778
1,811,302	Afren Plc*	3,039,166
596,381	Amlin Plc	4,196,012
215,471	Antofagasta Plc	2,518,531
926,759	Ashtead Group Plc	15,670,194
221,507	Associated British Foods Plc	9,620,185
38,633	AstraZeneca Plc	2,781,707
182,647	AstraZeneca Plc, Sponsored ADR	13,048,302
325,316	Aviva Plc	2,760,866
67,420	Beazley Plc	297,946
108,064	Bellway Plc	2,745,196
43,526	Berendsen Plc	691,509
71,683	Berkeley Group Holdings Plc	2,614,700
363,174	BG Group Plc	6,711,859
356,152	BP Plc	2,618,111
150,743	British American Tobacco Plc	8,509,209
194,528	British Sky Broadcasting Group Plc	2,781,467
1,433,706	BT Group Plc	8,822,863
12,849	BT Group Plc, Sponsored ADR	789,957
164,344	BTG Plc*	1,864,984
352,302	Bunzl Plc	9,195,265
465,390	Cairn Energy Plc*	1,331,634
1,422,062	Cobham Plc	6,710,950
824,952	Compass Group Plc	13,326,903
68,639	Dialog Semiconductor Plc*	1,928,824
174,031	Evraz Plc	366,769
610,980	Friends Life Group, Ltd.	3,051,701
483,862	GKN Plc	2,503,846
510,585	GlaxoSmithKline Plc	11,695,895
275,642	GlaxoSmithKline Plc, Sponsored ADR	12,671,263

48	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

387,605	Halma Plc	3,845,599
94,232	Hargreaves Lansdown Plc	1,443,622
15,861	Hikma Pharmaceuticals Plc	445,607
631,534	HSBC Holdings Plc	6,410,083
275,516	IG Group Holdings Plc	2,655,351
139,808	J Sainsbury Plc‡	570,024
175,375	Jardine Lloyd Thompson Group Plc	2,766,329
623,869	Man Group Plc	1,201,526
359,247	Meggitt Plc	2,627,759
167,075	Mondi Plc	2,738,331
1,863,052	Old Mutual Plc	5,487,862
523,411	Pace Plc	2,529,461
718,032	QinetiQ Group Plc	2,613,265
300,054	Reckitt Benckiser Group Plc	26,024,144
1,652,130	Royal Bank of Scotland Group Plc*	9,861,688
61,502	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	2,356,022
133,925	Royal Dutch Shell Plc Class A (London Exchange)	5,120,599
89,394	Shire Plc	7,738,787
791,774	Smith & Nephew Plc	13,349,279
25,179	Smith & Nephew Plc, Sponsored ADR	2,119,820
78,002	Spectris Plc	2,286,269
695,314	St James’s Place Plc	8,228,621
140,050	Standard Chartered Plc	2,635,034
396,829	Standard Life Plc*	2,665,916
167,928	TalkTalk Telecom Group Plc	813,987
246,783	Tate & Lyle Plc	2,366,428
1,517,493	Taylor Wimpey Plc	2,774,975
95,856	Ultra Electronics Holdings Plc	2,752,080
26,178	Unilever Plc, Sponsored ADR	1,096,858
119,637	United Business Media, Ltd.	1,130,726
251,831	Vedanta Resources Plc	4,076,435
2,855,731	Vodafone Group Plc	9,462,839
242,130	Weir Group Plc (The)	9,821,078
160,698	Whitbread Plc	10,821,818

	Total United Kingdom	320,241,814

	United States — 0.7%

68,442	Analog Devices, Inc.	3,387,195
64,052	Sigma-Aldrich Corp.	8,711,712
49,942	Texas Instruments, Inc.	2,381,734

	Total United States	14,480,641

	TOTAL COMMON STOCKS (COST $1,686,490,534)	1,813,887,865

	INVESTMENT COMPANY — 0.9%

	United States — 0.9%

281,789	iShares MSCI EAFE Index Fund	18,068,311

	TOTAL INVESTMENT COMPANY (COST $17,470,012)	18,068,311

See accompanying Notes to the Financial Statements.	49

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.9%

	Brazil — 0.1%

59,900	Telefonica Brasil SA, 7.29%	1,183,524

	Germany — 0.8%

11,957	Bayerische Motoren Werke AG, 4.04%	973,195
100,964	Henkel AG & Co. KGaA, 1.58%	10,083,531
28,649	Porsche Automobil Holding SE, 3.18%	2,295,947
10,882	Volkswagen AG, 2.55%	2,259,955

	Total Germany	15,612,628

	TOTAL PREFERRED STOCKS (COST $14,783,224)	16,796,152

	RIGHTS — 0.0%

	Italy — 0.0%

617,294	Beni Stabili Spa REIT, Strike Price $8.50, Expires 10/17/2014*	12,866

	Spain — 0.0%

163,070	Banco Bilbao Vizcaya Argentaria SA, Strike Price $8.50, Expires 10/13/2014* ‡	16,274

	TOTAL RIGHTS (COST $16,550)	29,140

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Call Options — 0.0%

4,781,405	OTC Euro versus Japanese Yen with Deutsche Bank AG, Strike Price $0.01, Expires 09/18/15	38,469
3,191,417	OTC Euro versus Japanese Yen with JP Morgan Chase Bank, N.A., Strike Price $0.01, Expires 07/03/15	2,641
3,357,745	OTC Euro versus Japanese Yen with JP Morgan Chase Bank, N.A., Strike Price $0.01, Expires 10/03/14	—
9,336,730	OTC Euro versus Japanese Yen with UBS AG, Strike Price $0.01, Expires 04/24/15	16,277

	TOTAL CALL OPTIONS PURCHASED (COST $373,961)	57,387

	Put Options — 0.0%

1,181,029,408	OTC Japanese Yen versus U.S. Dollar with JP Morgan Chase Bank, N.A., Strike Price $111.00, Expires 10/03/14	65
1,181,029,408	OTC Japanese Yen versus U.S. Dollar with JP Morgan Chase Bank, N.A., Strike Price $116.50, Expires 07/03/15	89,760

	TOTAL PUT OPTIONS PURCHASED (COST $152,661)	89,825

	TOTAL OPTIONS PURCHASED (COST $526,622)	147,212

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 11.7%

	Bank Deposit — 6.0%

118,843,304	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/14	118,843,304

50	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value ($)		Description	Value ($)

		Securities Lending Collateral — 5.7%

113,444,072		State Street Navigator Securities Lending Prime Portfolio***	113,444,072

		TOTAL SHORT-TERM INVESTMENTS (COST $232,287,376)	232,287,376

		TOTAL INVESTMENTS — 105.3% (Cost $1,951,574,318)	2,081,216,056

		Other Assets and Liabilities (net) — (5.3)%	(105,355,544)

		NET ASSETS — 100.0%	$1,975,860,512

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	¤	Illiquid security. The total market value of this security at period end is $320,634 which represents 0.0% of net assets. The aggregate tax cost of this security held at September 30, 2014 was $1,457,972.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $320,634 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2014 was $1,457,972.

See accompanying Notes to the Financial Statements.	51

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
953	MSCI EAFE E-mini Index	December 2014	$87,661,705	$(2,508,979)

52	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Pharmaceuticals	8.9
Banks	6.6
Telecommunications	6.3
Insurance	5.7
Chemicals	4.8
Oil & Gas	4.4
Food	4.3
Electronics	3.0
Electric	2.6
Semiconductors	2.5
Commercial Services	2.2
Transportation	2.2
Auto Manufacturers	2.0
Building Materials	2.0
Retail	2.0
Real Estate	1.9
Household Products & Wares	1.8
Health Care — Products	1.7
Software	1.7
Auto Parts & Equipment	1.6
Computers	1.6
Diversified Financial Services	1.6
Beverages	1.5
Machinery — Diversified	1.5
Agriculture	1.2
Cosmetics & Personal Care	1.0
Forest Products & Paper	1.0
Electrical Components & Equipment	0.9
Unaffiliated Fund	0.9
Gas	0.8
Media	0.8
Metal Fabricate & Hardware	0.8
Office & Business Equipment	0.8
Aerospace & Defense	0.7
Food Service	0.7
Home Furnishings	0.7
Internet	0.7
Iron & Steel	0.7
Miscellaneous — Manufacturing	0.7
Engineering & Construction	0.6
Holding Companies — Diversified	0.6
Lodging	0.6
Machinery — Construction & Mining	0.6
Distribution & Wholesale	0.5
Home Builders	0.5
Mining	0.5
Oil & Gas Services	0.5
Hand & Machine Tools	0.4
Biotechnology	0.3
Health Care — Services	0.3
Investment Companies	0.3

See accompanying Notes to the Financial Statements.	53

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Apparel	0.2
Entertainment	0.2
REITS	0.2
Airlines	0.1
Coal	0.1
Energy — Alternate Sources	0.1
Leisure Time	0.1
Shipbuilding	0.1
Environmental Control	0.0
Textiles	0.0
Water	0.0
Short-Term Investments and Other Assets and Liabilities (net)	6.4

100.0%

54	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 97.8%

	Asset Backed Securities — 10.8%

750,000	A Voce CLO, Ltd., Series 2014-1A, Class A1A, 1.68%, due 07/15/26† 144A	748,775
1,700,000	AIMCO CLO, Series 2014-AA, Class A, 1.76%, due 07/20/26† 144A	1,704,245
1,000,000	AIMCO CLO, Series 2014-AA, Class B1, 2.22%, due 07/20/26† 144A	982,784
1,500,000	AIMCO CLO, Series 2014-AA, Class B2, 4.58%, due 07/20/26 144A	1,489,211
3,100,000	Ally Auto Receivables Trust, Series 2014-2, Class A4, 1.89%, due 01/15/20	3,102,691
250,000	ALM XI, Ltd., Series 2014-11A, Class A2A, 2.23%, due 10/17/26† 144A	245,175
1,000,000	American Express Credit Account Master Trust, Series 2013-1, Class B, 0.85%, due 02/16/21†	1,007,258
400,123	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV1, 0.92%, due 09/25/33†	387,454
277,116	Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A, 0.85%, due 04/25/34†	275,373
1,000,000	Anchorage Capital CLO 3, Ltd., Series 2014-3A, Class A2A, 2.52%, due 04/28/26† 144A	980,921
468,027	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1, 1.13%, due 12/15/33†	451,080
13,669	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 0.78%, due 05/28/44†	13,669
100,447	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 0.72%, due 09/25/34†	98,440
7,300,000	BMW Vehicle Lease Trust, Series 2014-1, Class A4, 0.99%, due 08/21/17	7,306,906
1,233,707	BNSF Railway Co. 2007-1 Pass Through Trust, 6.00%, due 04/01/24	1,377,310
700,397	Burlington Northern and Santa Fe Railway Co. 2006-1 Pass Through Trust, 5.72%, due 01/15/24	798,969
2,900,000	Chase Issuance Trust, Series 2012-A3, Class A3, 0.79%, due 06/15/17	2,907,797
2,360,000	Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, due 10/16/17	2,360,201
765,000	Chase Issuance Trust, Series 2013-A5, Class A, 0.47%, due 05/15/17	765,357
1,900,000	Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, due 10/15/18	1,898,592
719,134	Colony American Homes, Series 2014-1A, Class A, 1.40%, due 05/17/31† 144A	721,760
3,198,940	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	4,077,184
1,195,178	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	1,392,382
1,000,000	Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.26%, due 11/15/25 144A	1,000,347
3,320,000	Ford Credit Floorplan Master Owner Trust, Series 2013-5, Class A1, 1.50%, due 09/15/18	3,355,038
5,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, due 03/10/39	5,390,912
380,186	Home Equity Asset Trust, Series 2003-8, Class M1, 1.23%, due 04/25/34†	362,600
3,500,000	HSBC Home Equity Loan Trust, Series 2006-3, Class M1, 0.41%, due 03/20/36†	3,396,400
3,450,000	Invitation Homes Trust, Series 2014-SFR1, Class A, 1.15%, due 06/17/31† 144A	3,434,815
500,000	KVK CLO, Ltd., Series 2014-2A, Class A, 1.80%, due 07/15/26† 144A	498,956
1,750,000	Magnetite CLO, Ltd., Series 2014-8A, Class A, 1.71%, due 04/15/26† 144A	1,752,366
750,000	Magnetite CLO, Ltd., Series 2014-9A, Class A1, 1.70%, due 07/25/26† 144A	749,623
1,570,000	MMAF Equipment Finance LLC, Series 2014-AA, Class A5, 2.33%, due 12/08/25 144A	1,560,134
337,628	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.17%, due 10/25/33†	320,474
389,908	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, 1.35%, due 06/25/33†	380,565
240,002	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 1.20%, due 06/25/33†	227,677
380,698	New Century Home Equity Loan Trust, Series 2003-A, Class A, 0.87%, due 10/25/33† 144A	361,737

See accompanying Notes to the Financial Statements.	55

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

1,200,000	Palmer Square CLO, Ltd., Series 2014-1A, Class A2, 2.11%, due 10/17/22† 144A	1,185,373
750,000	Regatta IV Funding CLO, Ltd., Series 2014-1A, Class A2, 1.80%, due 07/25/26† 144A	751,880
886,377	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.85%, due 05/25/35†	839,600
1,000,000	Seneca Park CLO, Ltd., Series 2014-1A, Class A, 1.70%, due 07/17/26† 144A	1,000,943
500,000	Seneca Park CLO, Ltd., Series 2014-1A, Class B2, 4.35%, due 07/17/26 144A	489,722
428,182	SLM Student Loan Trust, Series 2008-5, Class A3, 1.53%, due 01/25/18†	430,857
563,647	SLM Student Loan Trust, Series 2010-1, Class A, 0.55%, due 03/25/25†	564,074
2,000,000	SLM Student Loan Trust, Series 2012-B, Class A2, 3.48%, due 10/15/30 144A	2,084,624
352,901	Small Business Administration Participation Certificates, Series 2008-20L, Class 1, 6.22%, due 12/01/28	400,732
2,602,832	Small Business Administration Participation Certificates, Series 2010-20D, Class 1, 4.36%, due 04/01/30	2,806,747
1,755,508	Small Business Administration Participation Certificates, Series 2010-20G, Class 1, 3.80%, due 07/01/30	1,857,292
2,188,435	Small Business Administration Participation Certificates, Series 2010-20I, Class 1, 3.21%, due 09/01/30	2,238,239
1,964,711	Small Business Administration Participation Certificates, Series 2011-20F, Class 1, 3.67%, due 06/01/31	2,055,364
3,625,340	Small Business Administration Participation Certificates, Series 2012-20C, Class 1, 2.51%, due 03/01/32	3,570,728
4,775,154	Small Business Administration Participation Certificates, Series 2013-20A, Class 1, 2.13%, due 01/01/33	4,592,158
3,497,779	Small Business Administration Participation Certificates, Series 2013-20H, Class 1, 3.16%, due 08/01/33	3,568,397
4,794,385	Small Business Administration Participation Certificates, Series 2014-20C, Class 1, 3.21%, due 03/01/34	4,900,235
6,500,000	Small Business Administration Participation Certificates, Series 2014-20D, Class 1, 3.11%, due 04/01/34	6,605,931
3,015,000	Small Business Administration Participation Certificates, Series 2014-20I, Class 1, 2.92%, due 09/01/34	3,015,000
911,673	Southwest Airlines Co. 2007-1 Pass Through Trust, 6.15%, due 02/01/24	1,047,056
64,756	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 07/15/18	73,174
1,300,000	Washington Mill CLO, Ltd., Series 2014-1A, Class A1, 1.73%, due 04/20/26† 144A	1,301,273
500,000	Washington Mill CLO, Ltd., Series 2014-1A, Class B2, 4.25%, due 04/20/26 144A	490,469

		103,755,046

	Corporate Debt — 33.8%

1,600,000	21st Century Fox America, Inc., 6.15%, due 02/15/41	1,905,069
20,000	21st Century Fox America, Inc., 6.75%, due 01/09/38	24,582
400,000	Actavis Funding SCS, 3.85%, due 06/15/24 144A	388,525
180,000	Activision Blizzard, Inc., 5.63%, due 09/15/21 144A	187,650
280,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.75%, due 05/15/19 144A	271,950
680,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20	783,700
750,000	Aetna, Inc., 4.75%, due 03/15/44	765,562
1,700,000	AgriBank FCB, 9.13%, due 07/15/19	2,166,825
470,000	Agrium, Inc., 4.90%, due 06/01/43	478,785
410,000	Altria Group, Inc., 2.85%, due 08/09/22	393,395
390,000	Altria Group, Inc., 4.75%, due 05/05/21	425,456

56	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

150,000	Altria Group, Inc., 9.95%, due 11/10/38	248,771
620,000	America Movil SAB de CV, 5.00%, due 03/30/20	681,572
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	167,472
4,059,063	American Airlines 2013-2 Class A Pass Through Trust, 4.95%, due 07/15/24	4,353,345
300,000	American International Group, Inc., 5.85%, due 01/16/18	337,732
1,470,000	American International Group, Inc., 6.40%, due 12/15/20	1,751,174
680,000	Amgen, Inc., 5.65%, due 06/15/42	775,219
250,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	339,474
220,000	Anadarko Petroleum Corp., 6.38%, due 09/15/17	249,544
8,000,000	Anadarko Petroleum Corp., 7.14%, due 10/10/36‡‡	3,042,576
2,000,000	Anheuser-Busch InBev Finance, Inc., 4.00%, due 01/17/43	1,847,048
290,000	Anheuser-Busch InBev Worldwide, Inc., 2.50%, due 07/15/22	274,512
570,000	Anheuser-Busch InBev Worldwide, Inc., 5.00%, due 04/15/20	637,088
340,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	384,030
1,280,000	ANR Pipeline Co., 9.63%, due 11/01/21	1,809,792
160,000	ArcelorMittal, 5.00%, due 02/25/17	165,984
150,000	AT&T, Inc., 2.63%, due 12/01/22‡	142,155
4,000,000	AT&T, Inc., 3.63%, due 11/27/22‡‡ 144A ¤	3,073,104
120,000	AT&T, Inc., 3.88%, due 08/15/21	125,970
10,000	AT&T, Inc., 4.45%, due 05/15/21	10,844
435,000	AT&T, Inc., 4.80%, due 06/15/44	430,269
610,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	682,719
1,675,000	AT&T, Inc., Global Note, 6.55%, due 02/15/39	2,107,636
3,125,000	BAC Capital Trust XI, 6.63%, due 05/23/36	3,591,209
2,600,000	BAE Systems Holdings, Inc., 6.38%, due 06/01/19 144A	3,030,001
610,000	Ball Corp., 5.75%, due 05/15/21	635,162
600,000	Bank of America Corp., 2.60%, due 01/15/19	599,193
350,000	Bank of America Corp., 3.30%, due 01/11/23	341,729
140,000	Bank of America Corp., 3.88%, due 03/22/17	147,476
500,000	Bank of America Corp., 4.13%, due 01/22/24	510,141
400,000	Bank of America Corp., 4.20%, due 08/26/24	397,018
910,000	Bank of America Corp., 5.00%, due 05/13/21	1,000,741
880,000	Bank of America Corp., 5.00%, due 01/21/44	931,994
420,000	Bank of America Corp., 5.13%, due 12/29/49†	408,450
500,000	Bank of America Corp., 5.63%, due 07/01/20	565,297
850,000	Bank of America Corp., 7.63%, due 06/01/19	1,027,882
410,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	456,541
375,000	Bank One Capital III, 8.75%, due 09/01/30	524,999
775,000	Barclays Bank Plc, 3.75%, due 05/15/24	771,706
1,450,000	Barclays Plc, 4.38%, due 09/11/24	1,407,558
1,347,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,672,362
560,000	BHP Billiton Finance USA, Ltd., 5.00%, due 09/30/43	616,777
1,830,000	Blackstone Holdings Finance Co. LLC, Series 1, 6.63%, due 08/15/19 144A	2,173,368
415,000	Boston Properties, LP REIT, 3.13%, due 09/01/23	399,685
1,550,000	Boston Properties, LP REIT, 4.13%, due 05/15/21	1,645,505
2,735,000	Boston Properties, LP REIT, 5.63%, due 11/15/20	3,127,631
250,000	Boston Properties, LP REIT, 5.88%, due 10/15/19	288,324
1,775,000	Boston Scientific Corp., 6.00%, due 01/15/20	2,026,038
510,000	British Telecommunications Plc, 9.63%, due 12/15/30	802,813
2,375,000	Burlington Northern Santa Fe LLC, 3.75%, due 04/01/24	2,423,918

See accompanying Notes to the Financial Statements.	57

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

2,025,000	Capital One Financial Corp., 3.50%, due 06/15/23	2,009,497
625,000	Capital One Financial Corp., 4.75%, due 07/15/21	680,331
1,882,000	Carlyle Holdings II Finance LLC, 5.63%, due 03/30/43 144A	2,133,138
915,000	Carnival Corp., 1.88%, due 12/15/17	916,840
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 01/15/19	520,625
3,247,000	CDP Financial, Inc., 3.15%, due 07/24/24 144A	3,225,813
2,240,000	Celgene Corp., 3.25%, due 08/15/22	2,228,737
925,000	Cemex Finance LLC, 6.00%, due 04/01/24 144A	924,722
675,000	Cemex SAB de CV, 6.50%, due 12/10/19 144A	698,625
350,000	Cemex SAB de CV, 7.25%, due 01/15/21 144A	371,000
430,000	CGG, 6.50%, due 06/01/21	378,400
41,000	Cie Generale de Geophysique - Veritas SA, Senior Note, 7.75%, due 05/15/17	41,308
525,000	Cigna Corp., 4.00%, due 02/15/22	552,815
800,000	Cigna Corp., 5.38%, due 02/15/42	884,584
1,100,000	Cigna Corp., 6.15%, due 11/15/36	1,329,977
325,000	Cigna Corp., 7.88%, due 05/15/27	426,634
375,000	Cigna Corp., 8.50%, due 05/01/19	472,227
170,000	CIT Group, Inc., 5.00%, due 08/01/23	169,150
300,000	Citigroup, Inc., 3.50%, due 05/15/23	287,925
560,000	Citigroup, Inc., 3.95%, due 06/15/16	588,405
260,000	Citigroup, Inc., 4.05%, due 07/30/22	263,776
1,950,000	Citigroup, Inc., 4.50%, due 01/14/22	2,094,019
5,000	Citigroup, Inc., 5.38%, due 08/09/20	5,665
380,000	Citigroup, Inc., 5.50%, due 09/13/25	414,684
130,000	Citigroup, Inc., 5.90%, due 12/29/49†	127,075
230,000	Citigroup, Inc., 5.95%, due 12/31/49†	230,216
748,000	Citigroup, Inc., 6.01%, due 01/15/15	759,846
80,000	Citigroup, Inc., 6.68%, due 09/13/43	98,401
975,000	Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	1,100,697
1,000,000	Comcast Cable Communications Holdings, Inc., 9.46%, due 11/15/22	1,438,372
2,850,000	Comcast Corp., 4.25%, due 01/15/33	2,893,747
320,000	Comcast Corp., 5.65%, due 06/15/35	377,379
1,075,000	Comcast Corp., 5.88%, due 02/15/18	1,219,985
100,000	Comcast Corp., 6.30%, due 11/15/17	114,285
130,000	Comcast Corp., 6.50%, due 01/15/17	145,662
20,000	Comcast Corp., 6.50%, due 11/15/35	26,100
90,000	Comcast Corp., 6.95%, due 08/15/37	120,980
60,000	Concho Resources, Inc., 5.50%, due 04/01/23	62,700
228,000	Concho Resources, Inc., 6.50%, due 01/15/22	243,390
300,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	401,461
1,179,848	Continental Airlines 2007-1 Class A Pass Through Trust, 5.98%, due 10/19/23	1,309,632
615,000	Continental Resources, Inc., 4.50%, due 04/15/23	638,152
50,000	Continental Resources, Inc., 5.00%, due 09/15/22	52,813
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	226,440
825,000	COX Communications, Inc., 2.95%, due 06/30/23 144A	773,649
1,950,000	COX Communications, Inc., 3.25%, due 12/15/22 144A	1,897,407
900,000	COX Communications, Inc., 5.88%, due 12/01/16 144A	985,926
875,000	COX Communications, Inc., 9.38%, due 01/15/19 144A	1,117,724
550,000	CSX Corp., 7.38%, due 02/01/19	664,763

58	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

1,160,000	CVS Health Corp., 2.75%, due 12/01/22	1,108,805
250,000	Daimler Finance North America LLC, 1.30%, due 07/31/15 144A	251,592
550,000	Daimler Finance North America LLC, 2.63%, due 09/15/16 144A	566,370
900,000	DCP Midstream LLC, 5.35%, due 03/15/20 144A	992,936
1,465,000	Deutsche Telekom International Finance BV, 6.00%, due 07/08/19	1,695,650
520,000	Devon Energy Corp., 7.95%, due 04/15/32	737,205
400,000	Dominion Resources,Inc., 4.45%, due 03/15/21	434,077
1,325,000	Dominion Resources,Inc., 5.75%, due 10/01/54† ††††	1,343,459
2,356,000	Dominion Resources,Inc., 8.88%, due 01/15/19	2,967,443
400,000	Dow Chemical Co. (The), 4.38%, due 11/15/42	375,120
775,000	Dow Chemical Co. (The), 7.38%, due 11/01/29	1,026,315
1,585,000	Dow Chemical Co. (The), 8.55%, due 05/15/19	1,994,050
575,000	Dow Chemical Co. (The), 9.40%, due 05/15/39	916,093
2,589,000	Duke Energy Corp., 3.55%, due 09/15/21	2,687,312
240,000	Eagle Spinco, Inc., 4.63%, due 02/15/21	231,300
250,000	Eaton Corp., 1.50%, due 11/02/17	249,110
650,000	Eaton Corp., 2.75%, due 11/02/22	627,830
110,000	Ecolab, Inc., 4.35%, due 12/08/21	119,356
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	252,120
725,000	Enel Finance International SA, 6.00%, due 10/07/39 144A	828,492
1,000,000	Enel Finance International SA, Guaranteed Note, 6.80%, due 09/15/37 144A	1,228,488
400,000	Enel Spa, 8.75%, due 09/24/73† 144A	465,520
1,934,000	ERAC USA Finance LLC, 2.80%, due 11/01/18 144A ¤	1,980,795
1,350,000	ERP Operating, LP, 3.00%, due 04/15/23	1,304,172
825,000	ERP Operating, LP, 4.63%, due 12/15/21	901,346
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49**** ¤	—
1,816,000	Exelon Generation Co. LLC, 4.25%, due 06/15/22	1,874,586
250,000	Export-Import Bank of Korea, 4.00%, due 01/11/17	263,838
150,000	FirstEnergy Corp., 2.75%, due 03/15/18	150,720
645,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	764,475
540,000	Ford Motor Co., 4.75%, due 01/15/43	542,549
625,000	Ford Motor Credit Co. LLC, 5.63%, due 09/15/15	653,622
600,000	Ford Motor Credit Co. LLC, 5.75%, due 02/01/21	682,464
650,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	748,454
350,000	Ford Motor Credit Co. LLC, 8.00%, due 12/15/16	398,525
580,000	Ford Motor Credit Co. LLC, 8.13%, due 01/15/20	725,712
440,000	Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	471,257
210,000	General Electric Capital Corp., 1.63%, due 07/02/15	212,037
1,405,000	General Electric Capital Corp., 4.38%, due 09/16/20	1,537,958
1,165,000	General Electric Capital Corp., 4.63%, due 01/07/21	1,285,734
450,000	General Electric Capital Corp., 4.65%, due 10/17/21	496,410
775,000	General Electric Capital Corp., 5.50%, due 01/08/20	889,164
1,390,000	General Electric Capital Corp., 5.55%, due 05/04/20	1,594,267
310,000	General Electric Capital Corp., 5.88%, due 01/14/38	374,676
380,000	General Electric Capital Corp., 6.00%, due 08/07/19	443,659
720,000	General Electric Capital Corp., 6.38%, due 11/15/67†	781,200
480,000	General Electric Capital Corp., 6.88%, due 01/10/39	648,205
270,000	General Electric Co., 0.85%, due 10/09/15	271,238
310,000	General Electric Co., 4.50%, due 03/11/44	322,719

See accompanying Notes to the Financial Statements.	59

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

1,045,000	General Motors Financial Co., Inc., 3.50%, due 07/10/19	1,053,984
520,000	Glencore Finance Canada, Ltd., 2.05%, due 10/23/15 144A	525,950
470,000	Glencore Finance Canada, Ltd., 2.70%, due 10/25/17 144A	478,192
100,000	Glencore Finance Canada, Ltd., 5.80%, due 11/15/16 144A	108,964
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16††† **** 144A ¤	—
265,000	Goldcorp, Inc., 3.63%, due 06/09/21	268,656
150,000	Goldman Sachs Group (The), Inc., 4.00%, due 03/03/24	151,254
140,000	Goldman Sachs Group (The), Inc., 5.25%, due 07/27/21	155,339
680,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	761,831
1,160,000	Goldman Sachs Group (The), Inc., 6.25%, due 02/01/41	1,409,971
1,743,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	2,080,370
460,000	HCA, Inc., 5.88%, due 03/15/22	484,725
1,815,000	HCA, Inc., 6.50%, due 02/15/16	1,898,944
2,000,000	HCP, Inc., 4.25%, due 11/15/23	2,065,266
1,100,000	Health Care REIT, Inc., 4.50%, due 01/15/24	1,133,823
875,000	Health Net, Inc., 6.38%, due 06/01/17	947,187
1,250,000	Hewlett-Packard Co., 3.30%, due 12/09/16	1,304,931
220,000	Hexion US Finance Corp., 6.63%, due 04/15/20	222,200
270,000	Home Depot (The), Inc., 4.40%, due 03/15/45	274,099
1,800,000	Howard Hughes Medical Institute, 3.50%, due 09/01/23	1,858,093
740,000	HSBC Finance Corp., 6.68%, due 01/15/21	868,623
350,000	HSBC Holdings Plc, 5.10%, due 04/05/21	394,407
875,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 05/02/36	1,076,321
1,515,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 09/15/37	1,869,845
1,260,000	Husky Energy, Inc., 7.25%, due 12/15/19	1,536,129
420,000	Imperial Tobacco Finance Plc, 2.05%, due 02/11/18 144A	418,637
260,000	Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	249,275
120,000	Intelsat Jackson Holdings SA, 7.25%, due 10/15/20	127,200
250,000	Intesa Sanpaolo Spa, 3.13%, due 01/15/16	255,828
250,000	Intesa Sanpaolo Spa, 3.63%, due 08/12/15 144A	255,473
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	532,349
220,000	John Deere Capital Corp., 2.25%, due 04/17/19	222,024
300,000	JPMorgan Chase & Co., 3.25%, due 09/23/22	295,790
1,430,000	JPMorgan Chase & Co., 3.38%, due 05/01/23	1,371,361
90,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	96,345
860,000	JPMorgan Chase & Co., 4.40%, due 07/22/20	927,318
200,000	JPMorgan Chase & Co., 4.50%, due 01/24/22	214,620
1,250,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,394,276
100,000	Kaupthing Bank HF, 7.13%, due 05/19/16††† **** 144A ¤	—
950,000	Kentucky Power Co., 6.00%, due 09/15/17 144A	1,071,009
430,000	Key Energy Services, Inc., 6.75%, due 03/01/21	416,025
2,500,000	Kinder Morgan Energy Partners, LP, 4.15%, due 02/01/24‡	2,473,622
3,202,000	KKR Group Finance Co. LLC, 6.38%, due 09/29/20 144A	3,753,855
600,000	Koninklijke Philips Electronics NV, 5.75%, due 03/11/18	676,666
360,000	Kraft Foods Group, Inc., 3.50%, due 06/06/22	365,011
349,000	Kraft Foods Group, Inc., 5.38%, due 02/10/20	393,688
691,000	Kraft Foods, Inc., 5.38%, due 02/10/20	784,347
400,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	465,523
2,350,000	Lafarge SA, 6.50%, due 07/15/16	2,532,125

60	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%, due 11/29/49†††	165
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17†††	95
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17†††	312
1,150,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	1,177,454
1,600,000	Liberty Mutual Group, Inc., 4.95%, due 05/01/22 144A	1,725,280
1,780,000	Lincoln National Corp., 4.00%, due 09/01/23	1,831,385
1,010,000	LyondellBasell Industries NV, 5.00%, due 04/15/19	1,116,074
525,000	Macy’s Retail Holdings, Inc., 6.38%, due 03/15/37	653,808
1,790,000	Macy’s Retail Holdings, Inc., 6.65%, due 07/15/24	2,186,594
350,000	Macy’s Retail Holdings, Inc., 6.90%, due 01/15/32	448,532
600,000	Macy’s Retail Holdings, Inc., 7.00%, due 02/15/28	756,856
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24 144A	233,724
725,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14#	781,029
70,000	Medtronic, Inc., 3.13%, due 03/15/22	69,848
240,000	Medtronic, Inc., 4.45%, due 03/15/20	264,309
625,000	Merck & Co., Inc., 4.15%, due 05/18/43	620,916
520,000	Merrill Lynch & Co., Inc., 6.88%, due 04/25/18	600,252
840,000	Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	921,587
250,000	MetLife, Inc., 4.75%, due 02/08/21	276,586
420,000	MetLife, Inc., Subordinated Note, 6.40%, due 12/15/66	470,400
80,000	MidAmerican Energy Holdings Co., Senior Note, 6.50%, due 09/15/37	103,784
165,630	Miran Mid-Atlantic Series C Pass Through Trust, 10.06%, due 12/30/28	181,994
70,000	Monsanto Co., 4.20%, due 07/15/34	70,743
80,000	Monsanto Co., 4.40%, due 07/15/44	79,610
1,720,000	Morgan Stanley, 4.10%, due 05/22/23	1,717,105
70,000	Morgan Stanley, 4.75%, due 03/22/17	75,267
325,000	Morgan Stanley, 5.45%, due 12/31/49†	322,969
130,000	Morgan Stanley, (MTN), Series F, 0.68%, due 10/18/16†	130,411
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,146,130
1,300,000	Myriad International Holdings BV, 6.00%, due 07/18/20 144A	1,417,000
400,000	Navient LLC, 4.63%, due 09/25/17	405,500
10,000	Navient LLC, 5.00%, due 04/15/15	10,175
1,750,000	Navient LLC, 6.00%, due 01/25/17	1,835,312
475,000	Navient LLC, 6.25%, due 01/25/16	494,238
50,000	News America, Inc., 4.50%, due 02/15/21	54,398
525,000	News America, Inc., 5.65%, due 08/15/20	601,430
475,000	News America, Inc., 6.20%, due 12/15/34	578,567
275,000	News America, Inc., 6.40%, due 12/15/35	342,019
20,000	News America, Inc., 6.90%, due 08/15/39	25,784
30,000	News America, Inc., Senior Note, 6.65%, due 11/15/37	37,727
1,000,000	NextEra Energy Capital Holdings, Inc., 1.34%, due 09/01/15	1,006,517
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	828,174
1,403,000	Noble Energy, Inc., 8.25%, due 03/01/19	1,736,391
1,000,000	Nordstrom, Inc., 6.25%, due 01/15/18	1,140,761
530,000	Norfolk Southern Corp., 4.80%, due 08/15/43	570,512
220,000	Northern States Power Co., 4.13%, due 05/15/44	222,095
350,000	NRG Energy, Inc., 6.25%, due 05/01/24 144A	352,625
170,000	Old AII, Inc. (PIK), 9.00%, due 12/15/14††† **** ¤	—
320,000	Oracle Corp., 4.30%, due 07/08/34	322,949

See accompanying Notes to the Financial Statements.	61

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

460,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	568,739
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	706,293
730,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, due 06/15/19 144A ¤	726,684
1,175,000	Petrobras Global Finance BV, 4.38%, due 05/20/23‡	1,103,948
675,000	Petrobras Global Finance BV, 6.25%, due 03/17/24	708,838
400,000	Petrobras International Finance Co., 3.88%, due 01/27/16	410,400
875,000	Petrobras International Finance Co., 5.38%, due 01/27/21	888,842
992,000	Petroleos Mexicanos, 3.50%, due 01/30/23	952,816
430,000	Petroleos Mexicanos, 5.50%, due 01/21/21	475,365
2,150,000	Petroleos Mexicanos, 6.38%, due 01/23/45 144A	2,436,595
480,000	Philip Morris International, Inc., 2.90%, due 11/15/21	480,673
1,190,000	PNC Bank NA, 2.95%, due 01/30/23	1,157,089
540,000	PPL Capital Funding, Inc., 5.00%, due 03/15/44	585,743
2,091,000	Pride International, Inc., 6.88%, due 08/15/20	2,468,262
675,000	Provident Cos., Inc., 7.25%, due 03/15/28	841,080
1,000,000	Prudential Financial, Inc., 7.38%, due 06/15/19	1,219,108
1,962,143	Prudential Holdings LLC, 8.70%, due 12/18/23 144A	2,483,775
1,689,000	PSEG Power LLC, 8.63%, due 04/15/31	2,432,964
170,000	QEP Resources, Inc., 6.88%, due 03/01/21	185,300
45,000	Qwest Corp., 7.50%, due 10/01/14	45,000
500,000	Range Resources Corp., 6.75%, due 08/01/20	528,750
2,153,000	Reed Elsevier Capital, Inc., 3.13%, due 10/15/22	2,106,801
755,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	852,634
2,775,000	Rio Oil Finance Trust, 6.25%, due 07/06/24 144A	2,866,614
920,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,179,285
1,886,000	Roche Holdings, Inc., 2.88%, due 09/29/21 144A	1,886,258
220,000	Roche Holdings, Inc., Guaranteed Note, 6.00%, due 03/01/19 144A	255,210
170,000	Rock-Tenn Co., 3.50%, due 03/01/20	173,049
90,000	Rock-Tenn Co., 4.00%, due 03/01/23	91,521
1,500,000	Rogers Communications, Inc., 6.80%, due 08/15/18	1,757,787
600,000	Royal Bank of Scotland Group Plc, 6.00%, due 12/19/23	630,118
2,550,000	Royal Bank of Scotland Group Plc, 6.13%, due 12/15/22	2,703,375
580,000	Shell International Finance BV, 4.38%, due 03/25/20	640,477
1,700,000	Simon Property Group, LP, 6.75%, due 02/01/40	2,284,227
320,000	Softbank Corp., 4.50%, due 04/15/20 144A	320,400
880,000	Southern Copper Corp., 5.25%, due 11/08/42	835,877
375,000	Sprint Nextel Corp., 6.00%, due 12/01/16	395,156
245,000	State Grid Overseas Investment 2014, Ltd., 2.75%, due 05/07/19 144A	245,773
850,000	State Street Corp., 4.96%, due 03/15/18	925,789
3,800,000	Statoil ASA, 0.69%, due 11/08/18†	3,830,050
125,000	Target Corp., 3.50%, due 07/01/24	125,377
270,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, due 04/15/21 144A	264,600
70,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, due 04/15/20 144A	75,250
380,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	491,210
700,000	Telecom Italia Capital SA, 7.00%, due 06/04/18	791,000
1,900,000	Telecom Italia Capital SA, 7.18%, due 06/18/19	2,154,125
825,000	Telecom Italia Capital SA, Guaranteed Senior Note, 7.72%, due 06/04/38	932,250

62	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

2,712,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	2,834,951
260,000	Telefonos de Mexico SAB de CV, 5.50%, due 11/15/19	295,641
90,000	Tenet Healthcare Corp., 4.50%, due 04/01/21	88,088
350,000	Tenet Healthcare Corp., 6.00%, due 10/01/20	371,000
220,000	Thermo Fisher Scientific, Inc., 3.60%, due 08/15/21	226,909
520,000	Time Warner Cable, Inc., 4.13%, due 02/15/21	551,097
10,000	Time Warner Cable, Inc., 5.00%, due 02/01/20	11,126
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	820,713
2,055,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	2,561,929
1,075,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	1,354,494
180,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	266,623
260,000	Time Warner, Inc., 4.70%, due 01/15/21	284,930
200,000	Time Warner, Inc., 4.75%, due 03/29/21	218,245
50,000	Time Warner, Inc., 6.25%, due 03/29/41	59,169
450,000	Time Warner, Inc., 7.63%, due 04/15/31	608,982
2,965,000	Time Warner, Inc., 7.70%, due 05/01/32	4,091,492
130,000	Transocean, Inc., 5.05%, due 12/15/16	138,640
130,000	tw telecom holdings, Inc., 5.38%, due 10/01/22	140,238
3,087,000	Union Pacific Corp., 4.16%, due 07/15/22	3,359,422
3,600,000	United Airlines 2014-1 Class A Pass Through Trust, 4.00%, due 10/11/27	3,618,000
90,000	UnitedHealth Group, Inc., 3.38%, due 11/15/21	93,055
650,000	UnitedHealth Group, Inc., 4.25%, due 03/15/43	637,443
520,000	UnitedHealth Group, Inc., Senior Note, 6.00%, due 02/15/18	591,502
1,400,000	Valero Energy Corp., 9.38%, due 03/15/19	1,802,024
2,000,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 2.70%, due 04/01/20	1,970,116
1,163,000	Verizon Communications, Inc., 1.35%, due 06/09/17	1,157,850
40,000	Verizon Communications, Inc., 2.45%, due 11/01/22	37,193
350,000	Verizon Communications, Inc., 3.45%, due 03/15/21	355,530
900,000	Verizon Communications, Inc., 4.15%, due 03/15/24	930,018
697,000	Verizon Communications, Inc., 4.86%, due 08/21/46 144A	700,669
2,357,000	Verizon Communications, Inc., 5.01%, due 08/21/54 144A	2,378,425
110,000	Verizon Communications, Inc., 5.05%, due 03/15/34	116,765
375,000	Verizon Communications, Inc., 5.15%, due 09/15/23	415,565
50,000	Verizon Communications, Inc., 6.35%, due 04/01/19	58,210
671,000	Verizon Communications, Inc., 6.40%, due 09/15/33	818,864
5,168,000	Verizon Communications, Inc., 6.55%, due 09/15/43	6,466,233
31,000	Vulcan Materials Co., 6.50%, due 12/01/16	33,654
1,850,000	Vulcan Materials Co., 7.50%, due 06/15/21	2,173,750
250,000	Wachovia Bank NA, 6.00%, due 11/15/17	282,258
585,000	Wal-Mart Stores, Inc., 3.30%, due 04/22/24	592,848
1,444,000	Wal-Mart Stores, Inc., 6.50%, due 08/15/37	1,921,485
1,855,000	WEA Finance LLC/Westfield UK & Europe Finance Plc, 2.70%, due 09/17/19 144A	1,861,509
130,000	WellPoint, Inc., 1.25%, due 09/10/15	130,794
30,000	WellPoint, Inc., 3.70%, due 08/15/21	31,015
425,000	WellPoint, Inc., 4.35%, due 08/15/20	459,295
5,000	WellPoint, Inc., 5.10%, due 01/15/44	5,333
730,000	WellPoint, Inc., 5.88%, due 06/15/17	811,944
1,246,000	WellPoint, Inc., 7.00%, due 02/15/19	1,485,968
190,000	Wells Fargo & Co., 1.50%, due 01/16/18	189,048

See accompanying Notes to the Financial Statements.	63

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

250,000	Wells Fargo & Co., 3.45%, due 02/13/23	245,925
420,000	Wells Fargo & Co., 3.68%, due 06/15/16††	439,281
1,308,000	Wells Fargo & Co., 4.48%, due 01/16/24	1,381,936
90,000	Wells Fargo & Co., 4.60%, due 04/01/21	98,703
1,000,000	Weyerhaeuser Co., 7.38%, due 10/01/19	1,210,056
925,000	Williams Partners, LP, 4.90%, due 01/15/45	905,717
290,000	Williams Partners, LP/Williams Partners Finance Corp., Senior Note, 7.25%, due 02/01/17	326,758
80,000	WM Wrigley Jr Co., 2.40%, due 10/21/18 144A	80,645
320,000	WM Wrigley Jr Co., 2.90%, due 10/21/19 144A	324,870
90,000	WM Wrigley Jr Co., 3.38%, due 10/21/20 144A	91,465
500,000	Xerox Corp., 2.75%, due 03/15/19‡	504,327
500,000	Xerox Corp., 4.50%, due 05/15/21	535,455
600,000	Xerox Corp., 5.63%, due 12/15/19	678,812
2,500,000	Xerox Corp., 6.35%, due 05/15/18	2,858,917

		325,497,431

	Mortgage Backed Securities - Private Issuers — 9.2%

1,646,609	Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, due 01/15/49	1,765,175
136,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM, 5.42%, due 09/10/45†	142,853
681,747	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 0.85%, due 01/25/35†	669,095
3,303,252	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4, 5.89%, due 09/11/38†	3,515,096
1,600,000	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, due 07/10/47	1,594,229
1,000,000	Citigroup Commercial Mortgage Trust, Inc., Series 2013-GC17, Class A2, 2.96%, due 11/10/46	1,026,903
2,630,000	Citigroup Commercial Mortgage Trust, Inc., Series 2014-GC21, Class A4, 3.58%, due 05/10/47	2,669,207
27,500,000	Citigroup Commercial Mortgage Trust, Inc., Series 2014-GC21, Class XB, 0.49%, due 05/10/47†	975,879
2,530,000	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.99%, due 12/10/49†	2,788,501
80,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3, 2.82%, due 10/15/45	78,503
300,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A2, 2.37%, due 06/10/46	302,817
100,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A3, 2.67%, due 01/10/46	96,078
53,000,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR17, Class XB, 0.28%, due 05/10/47† 144A	1,025,338
1,000,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR18, Class A4, 3.55%, due 07/15/47	1,012,248
2,150,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A2, 2.82%, due 03/10/47	2,195,221
1,500,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.28%, due 04/10/37†	1,555,858
5,924,871	FHLMC, Series 4274, Class KC, 2.50%, due 02/15/36	6,026,110

64	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

28,534,767	FHLMC Multifamily Structured Pass Through Certificates, Series K025, Class X1, 1.03%, due 10/25/22†	1,647,425
3,600,000	FHLMC Multifamily Structured Pass Through Certificates, Series K502, Class A2, 1.43%, due 08/25/17	3,617,093
5,370,000	FNMA-ACES, Series 2014-M1, Class ASQ2, 2.32%, due 11/25/18†	5,385,388
1,200,000	FNMA-ACES, Series 2014-M4, Class A2, 3.35%, due 03/25/24†	1,234,891
900,000	FNMA-ACES, Series 2014-M4, Class AB2, 3.21%, due 03/25/24	907,900
3,700,000	FNMA-ACES, Series 2014-M4, Class ASQ2, 1.27%, due 01/25/17	3,726,368
290,000	Fremont Home Loan Trust, Series 2004-B, Class M1, 1.02%, due 05/25/34†	270,458
5,555,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5, 5.22%, due 04/10/37†	5,691,875
4,900,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, due 12/10/49	5,373,144
1,800,000	GS Mortgage Securities Corp. II, Series 2013-GC12, Class A3, 2.86%, due 06/10/46	1,749,091
3,300,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.98%, due 06/15/49†	3,579,751
500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3, 3.53%, due 01/15/46	517,888
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4, 2.69%, due 04/15/46	1,436,742
5,113,644	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 4.92%, due 10/15/42†	5,241,161
286,131	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, due 05/15/47	306,847
1,725,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-C19, Class A3, 3.67%, due 04/15/47	1,789,776
1,692,575	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A, 5.39%, due 02/15/40	1,832,779
300,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, due 09/12/49	329,089
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	97,781
3,448,212	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.69%, due 04/15/49†	3,749,787
3,302,902	Morgan Stanley Capital I, Inc., Series 2005-HQ7, Class A4, 5.38%, due 11/14/42†	3,385,371
298,000	Morgan Stanley Capital I, Inc., Series 2007-HQ11, Class A4, 5.45%, due 02/12/44†	321,059
258,932	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 2.50%, due 05/25/35†	264,166
3,428,318	Small Business Administration Participation Certificates, Series 2013-20L, Class 1, 3.38%, due 12/01/33	3,540,060
1,541,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.50%, due 04/15/47	1,677,573
3,286,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, due 05/15/46	3,578,681
50,488	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 2.41%, due 09/25/33†	52,569

		88,743,824

See accompanying Notes to the Financial Statements.	65

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — 22.8%

1,981,852	FHLMC, Pool # V60603, 3.00%, due 09/01/29	2,042,300
1,990,826	FHLMC, Pool # V60599, 3.00%, due 09/01/29	2,052,599
985,747	FHLMC, Pool # Q12052, 3.50%, due 10/01/42	1,007,661
814,820	FHLMC, Pool # Q17792, 3.50%, due 05/01/43	834,790
3,300,000	FHLMC, Pool # G08605, 3.50%, due 09/01/44	3,373,363
1,993,626	FHLMC, Pool # 849096, 3.61%, due 10/01/41†	2,083,403
931,672	FHLMC, Pool # 1Q0481, 3.85%, due 02/01/38†	980,367
4,291,111	FHLMC, Pool # J13193, 4.00%, due 10/01/25	4,581,885
1,211,907	FHLMC, Pool # G14919, 4.00%, due 06/01/26	1,292,576
914,704	FHLMC, Pool # G14678, 4.00%, due 12/01/26	976,836
125,961	FHLMC, Pool # G14350, 4.00%, due 12/01/26	134,436
3,549,927	FHLMC, Pool # C91402, 4.00%, due 10/01/31	3,790,668
1,428,682	FHLMC, Pool # G06231, 4.00%, due 12/01/40	1,506,626
951,472	FHLMC, Pool # A96970, 4.00%, due 02/01/41	1,003,381
8,130,010	FHLMC, Pool # Q04020, 4.00%, due 10/01/41	8,573,554
2,321,000	FHLMC, Pool # C09064, 4.00%, due 09/01/44	2,447,625
4,684,569	FHLMC, Pool # G05535, 4.50%, due 07/01/39	5,056,183
1,866,133	FHLMC, Pool # A89870, 4.50%, due 11/01/39	2,014,168
2,136,901	FHLMC, Pool # Q02552, 4.50%, due 08/01/41	2,307,737
292,894	FHLMC, Pool # G07515, 4.50%, due 09/01/41	316,128
1,326,521	FHLMC, Pool # G08568, 4.50%, due 01/01/44	1,434,124
1,093,464	FHLMC, Pool # G08574, 4.50%, due 02/01/44	1,182,084
1,899,696	FHLMC, Pool # G07021, 5.00%, due 09/01/39	2,090,854
495,636	FHLMC, Pool # G01749, 5.50%, due 01/01/35	557,140
614,188	FHLMC, Pool # G04587, 5.50%, due 08/01/38	683,487
686,513	FHLMC, Pool # G05979, 5.50%, due 10/01/38	764,569
476,403	FHLMC, Pool # G06875, 5.50%, due 12/01/38	533,201
287,561	FHLMC, Pool # G06020, 5.50%, due 12/01/39	320,320
204,322	FHLMC, Pool # G06945, 5.50%, due 02/01/40	227,222
1,408,840	FHLMC, Pool # 782735, 5.65%, due 09/01/36†	1,498,423
23,871	FHLMC, Pool # H09061, 6.00%, due 06/01/37	26,227
830,212	FHLMC, Pool # G03265, 6.00%, due 08/01/37	940,986
346,549	FHLMC, Pool # G03362, 6.00%, due 09/01/37	390,658
446,756	FHLMC, Pool # G08271, 6.00%, due 05/01/38	503,377
972,580	FHLMC, Pool #G06409, 6.00%, due 11/01/39	1,097,484
283,894	FHLMC, Pool # G06832, 6.00%, due 03/01/40	320,204
2,331,821	FHLMC, Series 3556, Class ZL, 5.50%, due 07/15/38	2,525,483
5,893,887	FHLMC, Series 4283, Class EW, 6.19%, due 12/15/43†	6,480,181
36,754,131	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.19%, due 01/25/20†	1,660,423
27,780,200	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.36%, due 04/25/20†	1,354,691
289,407	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	324,978
500,000	FHLMC TBA, 3.00%, due 08/01/42	493,672
500,000	FHLMC TBA, 3.50%, due 06/01/42	510,371
2,000,000	FHLMC TBA, 4.00%, due 11/01/41	2,105,780
1,927,952	FNMA, Pool # AJ9278, 3.50%, due 12/01/41	1,974,863
2,840,870	FNMA, Pool # AL1895, 3.50%, due 06/01/42	2,914,485
1,986,345	FNMA, Pool # AL3316, 3.50%, due 03/01/43	2,035,380

66	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

2,525,247	FNMA, Pool # AE4096, 4.00%, due 09/01/30	2,699,960
2,025,414	FNMA, Pool # MA0587, 4.00%, due 12/01/30	2,165,858
479,502	FNMA, Pool # AS2666, 4.00%, due 06/01/34	510,226
941,325	FNMA, Pool # MA2019, 4.00%, due 09/01/34	1,001,748
1,416,491	FNMA, Pool # 932807, 4.00%, due 09/01/40	1,495,235
2,860,249	FNMA, Pool # AH4404, 4.00%, due 01/01/41	3,019,252
482,360	FNMA, Pool # AO4109, 4.00%, due 06/01/42	509,595
555,626	FNMA, Pool # AB9383, 4.00%, due 05/01/43	588,049
2,334,089	FNMA, Pool # AW5109, 4.00%, due 08/01/44	2,464,248
4,986,690	FNMA, Pool # AD0244, 4.50%, due 10/01/24	5,326,228
1,471,148	FNMA, Pool # AL4147, 4.50%, due 01/01/25	1,580,851
327,201	FNMA, Pool # MA0634, 4.50%, due 01/01/31	356,436
1,424,773	FNMA, Pool # AL4549, 4.50%, due 01/01/32	1,550,827
3,125,705	FNMA, Pool # 310098, 4.50%, due 06/01/36	3,375,255
1,908,443	FNMA, Pool # AD9153, 4.50%, due 08/01/40	2,064,643
2,157,955	FNMA, Pool # AL0215, 4.50%, due 04/01/41	2,336,395
3,401,737	FNMA, Pool # MA1860, 4.50%, due 04/01/44	3,678,899
3,089,746	FNMA, Pool # AL2439, 5.00%, due 06/01/26	3,334,888
1,762,254	FNMA, Pool # 725027, 5.00%, due 11/01/33	1,949,836
1,651,890	FNMA, Pool # 735893, 5.00%, due 10/01/35	1,826,959
1,581,975	FNMA, Pool # 745148, 5.00%, due 01/01/36	1,748,996
1,296,346	FNMA, Pool # 995245, 5.00%, due 01/01/39	1,430,005
507,980	FNMA, Pool # AI1892, 5.00%, due 05/01/41	565,697
344,477	FNMA, Pool # AE0011, 5.50%, due 09/01/23	378,356
1,330,776	FNMA, Pool # 995253, 5.50%, due 12/01/23	1,466,881
1,780,601	FNMA, Pool # AL0278, 5.50%, due 01/01/25	1,961,764
11,508	FNMA, Pool #254548, 5.50%, due 12/01/32	12,918
1,071,156	FNMA, Pool # 704235, 5.50%, due 05/01/33	1,197,988
124,619	FNMA, Pool # 555591, 5.50%, due 07/01/33	139,919
1,603,345	FNMA, Pool # 725221, 5.50%, due 01/01/34	1,800,617
75,601	FNMA, Pool # 735224, 5.50%, due 02/01/35	84,822
152,807	FNMA, Pool # 990906, 5.50%, due 10/01/35	170,514
832,165	FNMA, Pool # 849077, 5.50%, due 01/01/36	930,901
1,833,319	FNMA, Pool # 983471, 5.50%, due 05/01/38	2,040,207
2,011,169	FNMA, Pool # 985184, 5.50%, due 08/01/38	2,238,127
1,244,257	FNMA, Pool # AL0144, 5.56%, due 11/01/37†	1,334,324
1,253,540	FNMA, Pool # 745506, 5.66%, due 02/01/16	1,307,656
226,253	FNMA, Pool # 256517, 6.00%, due 12/01/26	256,333
218,455	FNMA, Pool # 256962, 6.00%, due 11/01/27	247,991
2,435,651	FNMA, Pool # 725162, 6.00%, due 02/01/34	2,773,621
1,637,737	FNMA, Pool # AD0218, 6.00%, due 09/01/36	1,871,994
63,787	FNMA, Pool # 888736, 6.00%, due 10/01/37	69,808
148,213	FNMA, Pool # 955166, 6.00%, due 11/01/37	162,301
751,712	FNMA, Pool # AL0406, 6.00%, due 06/01/38	822,336
225,312	FNMA, Pool # AL0852, 6.00%, due 06/01/38	246,555
550,919	FNMA, Pool # AL0901, 6.00%, due 07/01/38	603,692
205,871	FNMA, Pool # AE0028, 6.00%, due 10/01/39	233,363
1,022,668	FNMA, Pool # AE0469, 6.00%, due 12/01/39	1,156,648
201,303	FNMA, Pool # AE0616, 6.00%, due 03/01/40	227,519

See accompanying Notes to the Financial Statements.	67

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

962,540	FNMA, Pool # 256421, 6.50%, due 09/01/36	1,073,888
594,930	FNMA, Pool # AL0778, 6.50%, due 01/01/49	656,638
1,603,672	FNMA, Pool # 888369, 7.00%, due 03/01/37	1,794,919
2,035,304	FNMA, Series 2007-50, Class DZ, 5.50%, due 06/25/37	2,248,687
1,687,148	FNMA, Series 2007-63, Class VZ, 5.50%, due 07/25/37	1,863,446
3,303,059	FNMA, Series 2007-70, Class Z, 5.50%, due 07/25/37	3,551,457
1,189,780	FNMA, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,367,856
1,769,719	FNMA, Series 2012-134, Class FD, 0.50%, due 12/25/42†	1,782,195
159,054	FNMA, Series 2012-28, Class B, 6.50%, due 06/25/39	178,499
82,970	FNMA Grantor Trust, Series 2004-T1, Class 1A2, 6.50%, due 01/25/44	94,139
977,749	FNMA REMIC Trust 2007-W1, Series 2007-W10, Class 2A, 6.29%, due 08/25/47†	1,098,350
4,000,000	FNMA TBA, 3.00%, due 08/01/27	4,120,313
1,000,000	FNMA TBA, 3.00%, due 09/01/42	985,859
7,000,000	FNMA TBA, 3.50%, due 05/01/42	7,155,313
4,000,000	FNMA TBA, 3.50%, due 05/01/42	4,076,875
1,500,000	FNMA TBA, 4.00%, due 02/01/42	1,580,836
3,500,000	FNMA TBA, 4.00%, due 02/01/42	3,677,680
3,000,000	FNMA TBA, 4.50%, due 03/01/40	3,237,187
500,000	FNMA TBA, 5.00%, due 04/01/37	551,750
500,000	FNMA TBA, 5.50%, due 11/01/34	556,895
2,379,955	FNMA Trust, Series 2004-W1, Class 2A2, 7.00%, due 12/25/33	2,749,746
115,532	FNMA Trust, Series 2004-W9, Class 2A1, 6.50%, due 02/25/44	130,596
1,201,740	GNMA, Pool # 004833, 4.00%, due 10/20/40	1,279,300
991,430	GNMA, Pool # 004977, 4.00%, due 03/20/41	1,055,191
1,975,655	GNMA, Pool # MA1996, 4.00%, due 06/20/44	2,098,725
1,126,832	GNMA, Pool # 004636, 4.50%, due 02/20/40	1,227,232
214,970	GNMA, Pool # 004678, 4.50%, due 04/20/40	234,195
2,887,680	GNMA, Pool # 004978, 4.50%, due 03/20/41	3,148,312
5,788,991	GNMA, Pool # MA1922, 5.00%, due 05/20/44	6,408,154
2,000,000	GNMA TBA, 3.00%, due 11/01/42	2,012,812
4,000,000	GNMA TBA, 3.50%, due 11/20/33	4,123,437
500,000	GNMA TBA, 3.50%, due 01/01/42	516,680
2,000,000	GNMA TBA, 4.00%, due 10/01/42	2,119,687

		219,401,043

	Municipal Obligations — 2.4%

300,000	California Bay Area Toll Authority, 6.26%, due 04/01/49	402,177
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14	94,129
490,000	District of Columbia Water & Sewer Authority, 5.52%, due 10/01/44	594,512
1,565,000	Los Angeles Unified School District, 5.75%, due 07/01/34	1,902,852
1,235,000	Los Angeles Unified School District, 6.76%, due 07/01/34	1,654,702
925,000	New Jersey State Turnpike Authority, 7.10%, due 01/01/41	1,283,817
300,000	New Jersey State Turnpike Authority, 7.41%, due 01/01/40	429,957
1,300,000	New York City Transitional Finance Authority, 4.91%, due 11/01/24	1,458,184
1,300,000	New York City Transitional Finance Authority, 5.08%, due 11/01/25	1,486,524
3,400,000	State of California General Obligation, 7.30%, due 10/01/39	4,755,410
335,000	State of California General Obligation, 7.50%, due 04/01/34	478,273
1,000,000	State of California General Obligation, 7.55%, due 04/01/39	1,459,200
350,000	State of California General Obligation, 7.60%, due 11/01/40	517,892

68	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Municipal Obligations — continued

350,000	State of California General Obligation, 7.63%, due 03/01/40	510,699
1,050,000	State of Illinois General Obligation, 4.96%, due 03/01/16	1,104,810
1,600,000	State of Illinois General Obligation, 5.37%, due 03/01/17	1,727,216
2,325,000	State of Illinois General Obligation, 5.67%, due 03/01/18	2,564,847
1,000,000	State of Kentucky Property & Building Commission, 4.30%, due 11/01/19	1,081,000

		23,506,201

	Sovereign Debt Obligations — 0.5%

680,000	Colombia Government International Bond, 5.63%, due 02/26/44	751,400
912,000	Hungary Government International Bond, 5.75%, due 11/22/23	992,940
720,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	795,600
200,000	Panama Government International Bond, 4.00%, due 09/22/24	200,500
760,350	Russian Foreign - Eurobond, Reg S, 7.50%, due 03/31/30†† ‡‡‡	853,668
650,000	Spain Government International Bond, 4.00%, due 03/06/18 144A	693,881

		4,287,989

	U.S. Government and Agency Obligations — 18.3%

6,122,729	FHLMC, 2.38%, due 06/01/37†	6,569,936
1,063,351	FHLMC, 3.00%, due 10/01/28	1,096,557
975,946	FHLMC, 3.00%, due 06/01/29	1,006,442
2,362,634	FHLMC, 3.11%, due 06/01/44†	2,452,410
2,069,053	FNMA, 1.92%, due 09/01/35†	2,184,028
3,275,165	FNMA, 1.92%, due 07/01/35†	3,485,263
6,074,891	FNMA, 2.34%, due 12/01/40†	6,466,380
71,653	FNMA, 2.40%, due 09/01/35†	76,827
2,300,000	FNMA, 2.48%, due 10/09/19‡‡	2,042,481
1,076,560	FNMA, 2.50%, due 06/01/27	1,089,463
875,000	FNMA, 2.63%, due 09/06/24	862,584
744,000	FNMA, 2.91%, due 09/01/44†	767,538
1,907,134	FNMA, 3.00%, due 01/01/43	1,884,772
1,445,627	FNMA, 3.00%, due 03/01/43	1,428,351
2,000,531	FNMA, 3.00%, due 07/01/43	1,975,797
2,089,932	FNMA, Series 2014-57, Class PC, 3.00%, due 08/25/44	2,153,722
1,235,000	FNMA, 6.63%, due 11/15/30	1,757,771
1,500,000	FNMA TBA, 2.50%, due 12/01/99	1,504,980
190,000	Tennessee Valley Authority, 5.25%, due 09/15/39	231,595
145,000	U.S. Treasury Bond, 3.13%, due 08/15/44	142,700
3,320,000	U.S. Treasury Bond, 3.38%, due 05/15/44	3,428,418
11,648,000	U.S. Treasury Bond, 3.63%, due 08/15/43	12,592,583
1,120,000	U.S. Treasury Bond, 3.63%, due 02/15/44	1,210,651
6,726,000	U.S. Treasury Bond, 4.50%, due 02/15/36	8,304,511
3,263,896	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 04/15/19	3,272,819
280,000	U.S. Treasury Note, 0.50%, due 06/30/16	280,186
3,545,000	U.S. Treasury Note, 0.50%, due 07/31/17	3,491,687
15,750,000	U.S. Treasury Note, 0.63%, due 10/15/16	15,745,086
1,500,000	U.S. Treasury Note, 0.75%, due 03/15/17	1,497,305
1,610,000	U.S. Treasury Note, 1.25%, due 11/30/18	1,587,988
7,000,000	U.S. Treasury Note, 1.50%, due 07/31/16	7,125,237
22,750,000	U.S. Treasury Note, 1.50%, due 02/28/19	22,590,932

See accompanying Notes to the Financial Statements.	69

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government and Agency Obligations — continued

10,326,000	U.S. Treasury Note, 1.50%, due 05/31/19	10,219,518
4,575,000	U.S. Treasury Note, 1.63%, due 04/30/19	4,558,379
815,000	U.S. Treasury Note, 1.75%, due 09/30/19	813,949
2,882,000	U.S. Treasury Note, 1.75%, due 05/15/23	2,732,047
6,450,000	U.S. Treasury Note, 2.13%, due 01/31/21	6,450,503
4,840,000	U.S. Treasury Note, 2.25%, due 03/31/21	4,868,740
16,140,000	U.S. Treasury Note, 2.38%, due 05/31/18	16,696,701
395,000	U.S. Treasury Note, 2.38%, due 08/15/24	390,464
8,228,000	U.S. Treasury Note, 2.50%, due 05/15/24	8,234,105
1,060,000	U.S. Treasury STRIPS, 5.44%, due 11/15/43‡‡	403,231

		175,674,637

	TOTAL DEBT OBLIGATIONS (COST $927,216,994)	940,866,171

Shares	Description	Value ($)

	PREFERRED STOCK — 0.3%

	Diversified Financial Services — 0.3%

102,400	Citigroup Capital XIII, 7.88%† ‡	2,756,608

	TOTAL PREFERRED STOCK (COST $2,752,358)	2,756,608

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Call Options — 0.0%

252,000	U.S. Treasury Note 5-Year Futures Option with Barclays Capital, Inc., Strike Price $118.75, Expires 11/21/14	74,813

	TOTAL CALL OPTIONS PURCHASED (COST $136,381)	74,813

	Put Options — 0.0%

71,000	U.S. Treasury Note 10-Year Futures Option with Barclays Capital, Inc., Strike Price $124.00, Expires 10/03/14	11,258

	TOTAL PUT OPTIONS PURCHASED (COST $11,258)	11,258

	TOTAL OPTIONS PURCHASED (COST $147,639)	86,071

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 7.7%

	Bank Deposit — 6.9%

66,516,309	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/14	66,516,309

	TOTAL BANK DEPOSITS (COST $66,516,309)	66,516,309

	Securities Lending Collateral — 0.2%

1,738,208	State Street Navigator Securities Lending Prime Portfolio***	1,738,208

	TOTAL SECURITIES LENDING COLLATERAL (COST $1,738,208)	1,738,208

70	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government and Agency Obligations — 0.6%

5,741,000	U.S. Treasury Bill, 0.01%, due 10/16/14‡‡	5,740,987

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $5,740,987)	5,740,987

	TOTAL SHORT-TERM INVESTMENTS (COST $73,995,504)	73,995,504

	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 105.8% (Cost $1,004,112,495)	1,017,704,354

	TBA SALE COMMITMENTS — (0.5)%

(4,500,000)	FNMA TBA, 3.50%, due 10/01/42	(4,599,844)

	TOTAL TBA SALE COMMITMENTS (PROCEEDS $4,606,875)	(4,599,844)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 105.3% (Cost $999,505,620)	1,013,104,510

	Other Assets and Liabilities (net) — (5.3)%	(50,638,368)

	NET ASSETS — 100.0%	$962,466,142

See accompanying Notes to the Financial Statements.	71

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Notes to Schedule of Investments:

ACES — Alternative Credit Enhancement Securities

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

MTN — Medium Term Note

PIK — Payment In Kind

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

TBA — To Be Announced

#	Year of maturity is greater than 2100.

¤	Illiquid security. The total market value of the securities at period end is $5,780,583 which represents 0.6% of net assets. The aggregate tax cost of these securities held at September 30, 2014 was $6,333,952.

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2014 was $561,882.

†	Floating rate note. Rate shown is as of September 30, 2014.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

††††	When-issued security

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $86,702,046 which represents 9.0% of net assets.

72	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
215	U.S. Treasury Note 2-Year	December 2014	$47,051,406	$(29,476)
34	U.S. Ultra Bond	December 2014	5,185,000	27,831

				$(1,645)

Sales
59	U.S. Long Bond	December 2014	$8,136,469	$24,456
119	U.S. Treasury Note 5-Year	December 2014	14,072,680	8,052
13	U.S. Treasury Note 10-Year	December 2014	1,620,328	(1,032)

				$31,476

Written Options

Type of Contract	Counterparty	Number of Contracts/ Notional Amount	Premiums Received	Value at September 30, 2014
CALL — U.S. Treasury Note 5-Year Futures Option Strike @ $119.75 Expires 11/21/2014	Barclays Capital, Inc.	252	$44,744	$(17,719)
PUT — U.S. Treasury Note 10-Year Futures Option Strike @ $123.50 Expires 10/03/2014	Barclays Capital, Inc.	71	4,273	(3,328)
TOTAL			$49,017	$(21,047)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Unrealized Appreciation (Depreciation)
Receive	3-Month USD LIBOR	0.62%	06/30/16	JPMorgan Chase N.A.		$2,590,000	$3,556
Receive	3-Month USD LIBOR	0.65%	06/30/16	JPMorgan Chase N.A.		2,150,000	1,551
Receive	3-Month USD LIBOR	0.71%	08/29/16	JPMorgan Chase N.A.		13,260,000	18,894
Pay	3-Month USD LIBOR	1.80%	08/29/19	JPMorgan Chase N.A.		10,530,000	(59,869)
Receive	3-Month USD LIBOR	2.56%	08/29/24	JPMorgan Chase N.A.		2,860,000	19,905
Receive	3-Month USD LIBOR	2.57%	09/8/24	JPMorgan Chase N.A.		1,600,000	10,300
Pay	Interbank Equilibrium Interest Rate	6.01%	08/19/24	JPMorgan Chase N.A.	MXN	25,050,000	(52,380)
							$(58,043)

See accompanying Notes to the Financial Statements.	73

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Centrally Cleared Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Counterparty	Unrealized Appreciation (Depreciation)
$2,970,000	06/20/19	JPMorgan Chase N.A.	$24,826

Currency Abbreviations

MXN	Mexican Peso

74	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	97.8
Preferred Stock	0.3
Options Purchased	0.0
Futures Contracts	0.0
Written Options	0.0
Swaps	0.0
TBA Sale Commitments	(0.5)
Short-Term Investments	7.7
Other Assets and Liabilities (net)	(5.3)

100.0%

See accompanying Notes to the Financial Statements.	75

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value**		Description	Value ($)

		DEBT OBLIGATIONS — 93.9%

		Corporate Debt — 46.1%

800,000		1011778 BC ULC/New Red Finance, Inc., 6.00%, due 04/01/22 144A††††	799,000
600,000		24 Hour Holdings III LLC, 8.00%, due 06/01/22 144A	558,000
100,000		AECOM Technology Corp., 5.75%, due 10/15/22 144A††††	100,625
100,000		AECOM Technology Corp., 5.88%, due 10/15/24 144A††††	101,125
400,000		AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, due 10/01/21 144A	399,000
1,300,000		Alcatel-Lucent USA, Inc., 6.75%, due 11/15/20 144A	1,326,000
1,000,000		Alere, Inc., 6.50%, due 06/15/20	1,002,500
200,000		Alere, Inc., 7.25%, due 07/01/18	210,500
1,200,000		Ally Financial, Inc., 7.50%, due 09/15/20	1,386,000
400,000		Anna Merger Sub, Inc., 7.75%, due 10/01/22 144A	403,000
1,400,000		ArcelorMittal, 6.00%, due 03/01/21	1,477,000
600,000		ArcelorMittal, 6.13%, due 06/01/18	637,500
1,000,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 06/30/21 144A	962,500
1,000,000	EUR	Avis Budget Finance Plc, 6.00%, due 03/01/21 144A	1,332,729
600,000		Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 6.00%, due 10/15/21	621,750
1,000,000	EUR	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 5.75%, due 02/01/21 144A	1,345,361
1,500,000		Bank of America Corp., Series M, 8.13%, due 12/29/49†	1,631,390
500,000		Barminco Finance Pty, Ltd., 9.00%, due 06/01/18 144A	435,000
700,000		Blackboard, Inc., 7.75%, due 11/15/19 144A	696,500
900,000		BMC Software Finance, Inc., 8.13%, due 07/15/21 144A	868,500
1,000,000		BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, due 04/15/22	1,017,500
500,000		Caesars Entertainment Operating Co., Inc., 9.00%, due 02/15/20	385,000
600,000		Caesars Entertainment Operating Co., Inc., 11.25%, due 06/01/17	468,750
300,000		California Resources Corp., 5.50%, due 09/15/21 144A††††	304,875
300,000		California Resources Corp., 6.00%, due 11/15/24 144A††††	309,000
200,000		Calpine Corp., 5.75%, due 01/15/25	194,500
1,200,000		Calpine Corp., 6.00%, due 01/15/22 144A	1,275,000
1,500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, due 09/30/22	1,473,750
300,000	EUR	Celanese US Holdings LLC, 3.25%, due 10/15/19	382,886
1,200,000		Cemex Finance LLC, 9.38%, due 10/12/22 144A	1,359,000
200,000		Cemex SAB de CV, 9.00%, due 01/11/18 144A	212,000
1,200,000		CenturyLink, Inc., 6.75%, due 12/01/23	1,291,500
500,000	EUR	CeramTec Group GmbH, 8.25%, due 08/15/21 144A	685,313
1,100,000		CGG, 6.50%, due 06/01/21	968,000
810,000		CHC Helicopter SA, 9.25%, due 10/15/20	866,700
500,000		CHC Helicopter SA, 9.38%, due 06/01/21	530,000
1,200,000		Chesapeake Energy Corp., 6.13%, due 02/15/21	1,311,000
1,400,000		CHS/Community Health Systems, Inc., 6.88%, due 02/01/22 144A	1,463,000
1,500,000		CIT Group, Inc., 5.00%, due 08/01/23	1,492,500
1,400,000		Citigroup, Inc., 6.30%, due 12/29/49†	1,388,426
800,000		Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	834,000
300,000		Compressco Partners, LP/Compressco Finance, Inc., 7.25%, due 08/15/22 144A	301,500
200,000		CONSOL Energy, Inc., 5.88%, due 04/15/22 144A	197,750
500,000		CONSOL Energy, Inc., 6.38%, due 03/01/21	510,000
600,000		CONSOL Energy, Inc., 8.25%, due 04/01/20	629,250
700,000	EUR	Constellium NV, 4.63%, due 05/15/21 144A	906,382
1,400,000		CSC Holdings LLC, 6.75%, due 11/15/21	1,496,530

76	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

500,000		DaVita HealthCare Partners, Inc., 5.13%, due 07/15/24	492,188
400,000	EUR	Deutsche Raststaetten Gruppe IV GmbH, 6.75%, due 12/30/20 144A	531,828
300,000		Digicel Group, Ltd., 7.13%, due 04/01/22 144A	300,150
200,000		Digicel Group, Ltd., 8.25%, due 09/30/20 144A	207,020
500,000		Digicel, Ltd., 6.00%, due 04/15/21 144A	496,250
500,000		DISH DBS Corp., 5.00%, due 03/15/23	480,938
500,000		DISH DBS Corp., 5.13%, due 05/01/20	500,000
600,000		Dole Food Co., Inc., 7.25%, due 05/01/19 144A	596,250
500,000		Drill Rigs Holdings, Inc., 6.50%, due 10/01/17 144A	500,000
700,000		E*TRADE Financial Corp., 6.38%, due 11/15/19	738,500
600,000	EUR	Edcon Pty, Ltd., 9.50%, due 03/01/18 144A	630,993
300,000	EUR	Edcon Pty, Ltd., 9.50%, due 03/01/18 144A	318,339
1,000,000		Eldorado Gold Corp., 6.13%, due 12/15/20 144A	997,500
1,600,000		Energy Transfer Equity, LP, 7.50%, due 10/15/20	1,788,000
800,000		Energy XXI Gulf Coast, Inc., 6.88%, due 03/15/24 144A	754,000
500,000		EnQuest Plc, 7.00%, due 04/15/22 144A	472,500
250,000		EPL Oil & Gas, Inc., 8.25%, due 02/15/18	256,875
400,000		Equinix, Inc., 4.88%, due 04/01/20	398,000
800,000		Equinix, Inc., 5.38%, due 04/01/23	796,000
8,150,000	ZAR	European Investment Bank, Reg S, 8.50%, due 09/17/24‡‡‡	709,196
649,000,000	COP	Financiera de Desarrollo Territorial SA Findeter, Reg S, 7.88%, due 08/12/24‡‡‡	328,961
500,000	EUR	Financiere Gaillon 8 SAS, 7.00%, due 09/30/19 144A	585,043
700,000	EUR	Financiere Quick SAS, 7.70%, due 10/15/19† 144A	808,006
1,500,000		First Data Corp., 8.25%, due 01/15/21 144A	1,597,500
325,000		First Data Corp., 11.25%, due 01/15/21	370,906
1,500,000		First Quantum Minerals, Ltd., 7.00%, due 02/15/21 144A	1,528,125
300,000		Florida East Coast Holdings Corp., 6.75%, due 05/01/19 144A	306,750
200,000		Florida East Coast Holdings Corp., 9.75%, due 05/01/20 144A	204,000
1,500,000		FMG Resources August 2006 Pty, Ltd., 6.88%, due 04/01/22 144A	1,531,875
1,300,000		Frontier Communications Co., Senior Note, 7.88%, due 01/15/27	1,313,000
200,000		Frontier Communications Corp., 7.63%, due 04/15/24	208,500
400,000	EUR	Galapagos Holding SA, 7.00%, due 06/15/22 144A	472,455
200,000	EUR	Galapagos SA/Luxembourg, 5.38%, due 06/15/21 144A	248,355
1,000,000		Gannett Co., Inc., 5.13%, due 07/15/20	1,007,500
400,000		Gannett Co., Inc., 6.38%, due 10/15/23 144A	417,000
700,000		Goodrich Petroleum Corp., 8.88%, due 03/15/19	722,750
1,200,000		Goodyear Tire & Rubber Co. (The), 6.50%, due 03/01/21	1,254,000
400,000		Grifols Worldwide Operations, Ltd., 5.25%, due 04/01/22 144A	396,000
900,000		Halcon Resources Corp., 8.88%, due 05/15/21	891,000
600,000		HCA, Inc., 5.00%, due 03/15/24	591,750
1,200,000		HCA, Inc., 5.88%, due 05/01/23	1,230,000
500,000		HCA, Inc., 6.50%, due 02/15/20	547,500
600,000		Hertz Corp. (The), 6.25%, due 10/15/22	610,500
700,000		Hertz Corp. (The), 6.75%, due 04/15/19	725,375
700,000	EUR	Iglo Foods Bondco Plc, 4.58%, due 06/15/20† 144A	857,747
900,000		iHeartCommunications, Inc., 9.00%, due 03/01/21	898,875
200,000		iHeartCommunications, Inc., 9.00%, due 09/15/22 144A	199,000
100,000		Ineos Finance Plc, 7.50%, due 05/01/20 144A	106,875
700,000	EUR	INEOS Group Holdings SA, 5.75%, due 02/15/19 144A	888,696

See accompanying Notes to the Financial Statements.	77

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

1,600,000		Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	1,534,000
8,860,000,000	IDR	Inter-American Development Bank, Reg S, 7.35%, due 09/12/18‡‡‡	725,248
900,000		InterGen NV, 7.00%, due 06/30/23 144A	870,750
900,000		Jaguar Holding Co. I, 9.38%, due 10/15/17 144A	911,250
100,000		JBS USA LLC/JBS USA Finance, Inc., 5.88%, due 07/15/24 144A	96,250
1,000,000		JBS USA LLC/JBS USA Finance, Inc., 7.25%, due 06/01/21 144A	1,055,000
200,000		JBS USA LLC/JBS USA Finance, Inc., 8.25%, due 02/01/20 144A	214,000
200,000		JPMorgan Chase & Co., 5.00%, due 12/29/49†	195,985
1,200,000		JPMorgan Chase & Co., 6.00%, due 12/29/49†	1,186,500
300,000		KB Home, 4.75%, due 05/15/19	292,500
1,000,000		KB Home, 7.50%, due 09/15/22	1,075,000
100,000		Kinder Morgan, Inc., 5.00%, due 02/15/21 144A	104,750
1,700,000		Kinder Morgan, Inc., 5.63%, due 11/15/23 144A	1,814,750
750,000		Landry’s, Inc., 9.38%, due 05/01/20 144A	796,875
1,500,000		Linn Energy LLC/Linn Energy Finance Corp., 6.25%, due 11/01/19	1,471,875
700,000		Martin Midstream Partners, LP/Martin Midstream Finance Corp., 7.25%, due 02/15/21	701,750
400,000		Memorial Resource Development Corp., 5.88%, due 07/01/22 144A	392,000
1,200,000		MGM Resorts International, 6.75%, due 10/01/20	1,281,000
600,000		Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, due 06/01/21	597,000
1,200,000		Millicom International Cellular SA, 6.63%, due 10/15/21 144A	1,251,000
500,000		Murray Energy Corp., 8.63%, due 06/15/21 144A	520,000
2,000,000		Navient LLC, 5.50%, due 01/15/19	2,045,000
800,000		Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.88%, due 03/15/22 144A	854,000
450,000	GBP	New Look Bondco I Plc, 8.75%, due 05/14/18 144A	764,170
200,000		NGL Energy Partners LP/NGL Energy Finance Corp., 5.13%, due 07/15/19 144A	196,250
400,000		NRG Yield Operating LLC, 5.38%, due 08/15/24 144A	403,000
700,000		Ocean Rig UDW, Inc., 7.25%, due 04/01/19 144A	644,000
900,000		Offshore Group Investment, Ltd., 7.13%, due 04/01/23	797,625
400,000		Offshore Group Investment, Ltd., 7.50%, due 11/01/19	373,000
1,000,000		Olin Corp., 5.50%, due 08/15/22	1,035,000
200,000		Peabody Energy Corp., 6.00%, due 11/15/18	197,000
1,300,000		Peabody Energy Corp., 6.25%, due 11/15/21	1,213,875
200,000		Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, 6.50%, due 05/15/21	210,500
65,000		Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, 8.38%, due 06/01/20	71,175
6,000,000	MXN	Petroleos Mexicanos, Reg S, 7.19%, due 09/12/24‡‡‡	452,279
100,000	EUR	Play Finance 1 SA, 6.50%, due 08/01/19 144A	132,325
300,000	EUR	Play Finance 2 SA, 5.25%, due 02/01/19 144A	388,146
300,000		Polymer Group, Inc., 6.88%, due 06/01/19 144A	299,625
100,000		Post Holdings, Inc., 6.00%, due 12/15/22 144A	91,750
800,000		Post Holdings, Inc., 6.75%, due 12/01/21 144A	760,000
200,000		Post Holdings, Inc., 7.38%, due 02/15/22	198,500
600,000		QR Energy, LP/QRE Finance Corp. LLC, 9.25%, due 08/01/20	684,000
800,000		Quicksilver Resources, Inc., 7.00%, due 06/21/19† 144A	736,000
200,000		Radio One, Inc., 9.25%, due 02/15/20 144A	200,500
1,000,000	EUR	Rain CII Carbon LLC/CII Carbon Corp., 8.50%, due 01/15/21 144A	1,320,096
1,000,000		Regency Energy Partners, LP/Regency Energy Finance Corp., 5.88%, due 03/01/22	1,045,000

78	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

300,000		Regency Energy Partners, LP/Regency Energy Finance Corp., 8.38%, due 06/01/19 144A	319,500
700,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.75%, due 10/15/20	715,750
400,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 8.25%, due 02/15/21	425,000
400,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 9.00%, due 04/15/19	418,500
1,300,000	EUR	Royal Bank of Scotland Plc (The), 6.93%, due 04/09/18	1,890,354
400,000		Sabine Pass Liquefaction LLC, 5.63%, due 02/01/21	413,000
1,000,000		Sabine Pass Liquefaction LLC, 5.63%, due 04/15/23	1,015,000
1,000,000		Samson Investment Co., 9.75%, due 02/15/20	912,500
700,000		Sirius XM Radio, Inc., 6.00%, due 07/15/24 144A	712,250
1,200,000		Sprint Communications, Inc., 6.00%, due 11/15/22	1,168,500
900,000		Sprint Corp., 7.13%, due 06/15/24 144A	910,125
100,000		Sprint Corp., 7.88%, due 09/15/23 144A	106,250
300,000		SRA International, Inc., 11.00%, due 10/01/19	321,000
300,000		Steel Dynamics, Inc., 5.13%, due 10/01/21 144A	304,500
400,000		Steel Dynamics, Inc., 5.50%, due 10/01/24 144A	403,000
300,000		Stena AB, 7.00%, due 02/01/24 144A	312,750
700,000		Stena International SA, 5.75%, due 03/01/24 144A	701,750
1,000,000		T-Mobile USA, Inc., 6.13%, due 01/15/22	1,008,750
300,000		T-Mobile USA, Inc., 6.38%, due 03/01/25	300,000
1,000,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, due 03/01/24 144A	967,500
1,500,000	EUR	Telecom Italia Spa, Reg S, 5.38%, due 01/29/19‡‡‡	2,114,555
300,000		Tenet Healthcare Corp., 5.00%, due 03/01/19 144A	297,000
1,000,000		Tenet Healthcare Corp., 8.13%, due 04/01/22	1,100,000
1,000,000		Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Series 1, 11.50%, due 10/01/20††† 144A	842,500
200,000		TransDigm, Inc., 6.00%, due 07/15/22 144A	197,750
200,000		TransDigm, Inc., 6.50%, due 07/15/24 144A	199,500
2,880,000	ZAR	Transnet SOC, Ltd., Reg S, 9.50%, due 05/13/21‡‡‡	253,521
200,000		Triangle USA Petroleum Corp., 6.75%, due 07/15/22 144A	196,250
900,000		Ultra Petroleum Corp., 6.13%, due 10/01/24 144A	864,000
700,000	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, due 01/15/23 144A	955,450
700,000		Valeant Pharmaceuticals International, 6.38%, due 10/15/20 144A	721,875
700,000		Valeant Pharmaceuticals International, Inc., 5.63%, due 12/01/21 144A	699,125
100,000	GBP	Virgin Media Secured Finance Plc, 5.50%, due 01/15/25 144A	162,277
800,000	GBP	Virgin Media Secured Finance Plc, 6.00%, due 04/15/21 144A	1,343,635
100,000		Visant Corp., 10.00%, due 10/01/17	89,750
400,000		WhiteWave Foods Co. (The), 5.38%, due 10/01/22	405,000
400,000	EUR	Wind Acquisition Finance SA, 4.00%, due 07/15/20 144A	499,615
700,000	EUR	Wind Acquisition Finance SA, 7.00%, due 04/23/21 144A	913,456
1,100,000		WMG Acquisition Corp., 5.63%, due 04/15/22 144A	1,102,750
300,000		Ymobile Corp., 8.25%, due 04/01/18 144A	318,000

			130,162,950

See accompanying Notes to the Financial Statements.	79

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — 47.8%

170,000,000	CLP	Bonos del Banco Central de Chile en Pesos, 6.00%, due 02/01/16	294,608
4,230,000	BRL	Brazil Letras do Tesouro Nacional, 13.52%, due 01/01/18‡‡	1,178,161
18,745,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/17	7,326,494
18,476,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/18	7,095,995
1,089,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/21	402,903
15,200,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/23	5,593,634
5,852,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/25	2,079,480
3,057,200,000	COP	Colombian TES, 6.00%, due 04/28/28	1,356,366
1,270,200,000	COP	Colombian TES, 7.00%, due 09/11/19	656,963
2,271,900,000	COP	Colombian TES, 7.00%, due 05/04/22	1,146,422
3,870,700,000	COP	Colombian TES, 7.50%, due 08/26/26	1,974,648
544,700,000	COP	Colombian TES, 10.00%, due 07/24/24	329,864
1,467,800,000	COP	Colombian TES, 11.25%, due 10/24/18	868,253
12,020,000	HUF	Hungary Government Bond, 5.50%, due 12/22/16	52,473
264,980,000	HUF	Hungary Government Bond, 5.50%, due 12/20/18	1,168,182
150,550,000	HUF	Hungary Government Bond, 5.50%, due 06/24/25	656,605
61,970,000	HUF	Hungary Government Bond, 6.00%, due 11/24/23	279,874
731,280,000	HUF	Hungary Government Bond, 6.50%, due 06/24/19	3,341,253
120,040,000	HUF	Hungary Government Bond, 7.00%, due 06/24/22	572,420
46,470,000	HUF	Hungary Government Bond, 7.75%, due 08/24/15	199,013
14,000,000,000	IDR	Indonesia Treasury Bond, 5.25%, due 05/15/18	1,047,367
26,811,000,000	IDR	Indonesia Treasury Bond, 5.63%, due 05/15/23	1,835,173
8,900,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	588,550
15,988,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	1,038,227
3,300,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	235,564
7,888,000,000	IDR	Indonesia Treasury Bond, 7.88%, due 04/15/19	639,261
45,839,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	3,747,813
213,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	17,294
21,162,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	1,771,519
645,000,000	IDR	Indonesia Treasury Bond, 12.80%, due 06/15/21	64,808
1,860,000	MYR	Malaysia Government Bond, 3.17%, due 07/15/16	565,572
12,900,000	MYR	Malaysia Government Bond, 3.26%, due 03/01/18	3,897,231
4,078,000	MYR	Malaysia Government Bond, 3.42%, due 08/15/22	1,205,753
120,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	35,565
418,000	MYR	Malaysia Government Bond, 3.49%, due 03/31/20	125,819
1,059,000	MYR	Malaysia Government Bond, 3.58%, due 09/28/18	322,845
1,830,000	MYR	Malaysia Government Bond, 3.74%, due 02/27/15	558,695
2,169,000	MYR	Malaysia Government Bond, 3.84%, due 08/12/15	663,938
6,302,000	MYR	Malaysia Government Bond, 3.89%, due 07/31/20	1,930,871
999,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	297,063
4,900,000	MYR	Malaysia Government Bond, 4.01%, due 09/15/17	1,512,795
174,000	MYR	Malaysia Government Bond, 4.16%, due 07/15/21	54,032
9,323,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	2,900,705
1,950,000	MYR	Malaysia Government Bond, 4.26%, due 09/15/16	604,699
3,721,000	MYR	Malaysia Government Bond, 4.38%, due 11/29/19	1,169,830
1,068,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	333,623
9,000,000	MXN	Mexican Bonos, 7.25%, due 12/15/16	715,428
2,230,000	MXN	Mexican Bonos, 7.75%, due 05/29/31	183,710
30,000,000	MXN	Mexican Bonos, 8.00%, due 12/17/15	2,357,766
17,400,000	MXN	Mexican Bonos, 10.00%, due 11/20/36	1,755,038

80	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued

13,257,295	MXN	Mexican Udibonos, 4.50%, due 12/04/25	1,158,792
18,396,000	NGN	Nigeria Government Bond, 15.10%, due 04/27/17	120,336
530,000	PEN	Peruvian Government International Bond, Reg S, 6.95%, due 08/12/31‡‡‡	190,672
3,400,000	PEN	Peruvian Government International Bond, Reg S, 7.84%, due 08/12/20‡‡‡	1,340,796
8,023,000	PLN	Poland Government Bond, 3.25%, due 07/25/25	2,473,321
7,622,000	PLN	Poland Government Bond, 4.00%, due 10/25/23	2,490,530
5,663,000	PLN	Poland Government Bond, 5.75%, due 10/25/21	2,039,769
1,830,000	RON	Romania Government Bond, 4.75%, due 06/24/19	554,556
5,655,000	RON	Romania Government Bond, 4.75%, due 02/24/25	1,671,877
2,820,000	RON	Romania Government Bond, 5.80%, due 07/26/27	905,155
33,000,000	RUB	Russian Federal Bond - OFZ, 5.50%, due 08/08/18††	739,173
25,000,000	RUB	Russian Federal Bond - OFZ, 6.20%, due 01/31/18	580,837
7,560,000	RUB	Russian Federal Bond - OFZ, 6.90%, due 08/03/16	185,130
5,500,000	RUB	Russian Federal Bond - OFZ, 7.00%, due 01/25/23	121,791
69,183,000	RUB	Russian Federal Bond - OFZ, 7.05%, due 01/19/28	1,465,690
10,000,000	RUB	Russian Federal Bond - OFZ, 7.35%, due 01/20/16	249,374
21,000,000	RUB	Russian Federal Bond - OFZ, 7.40%, due 04/19/17	511,794
84,000,000	RUB	Russian Federal Bond - OFZ, 7.40%, due 06/14/17	2,034,433
47,000,000	RUB	Russian Federal Bond - OFZ, 7.50%, due 02/27/19	1,116,807
88,255,000	RUB	Russian Federal Bond - OFZ, 8.15%, due 02/03/27	2,072,782
70,000,000	RUB	Russian Foreign Bond - Eurobond, Reg S, 7.85%, due 03/10/18‡‡‡	1,694,547
5,155,000	SGD	Singapore Government Bond, 3.00%, due 09/01/24	4,232,597
1,280,000	SGD	Singapore Government Bond, 3.38%, due 09/01/33	1,065,804
2,702,500	ZAR	South Africa Government Bond, 6.50%, due 02/28/41	180,165
10,434,700	ZAR	South Africa Government Bond, 6.75%, due 03/31/21	871,087
1,265,000	ZAR	South Africa Government Bond, 7.00%, due 02/28/31	95,230
63,876,000	ZAR	South Africa Government Bond, 7.25%, due 01/15/20	5,533,666
17,502,124	ZAR	South Africa Government Bond, 8.00%, due 12/21/18	1,575,729
5,005,772	ZAR	South Africa Government Bond, 8.00%, due 01/31/30	416,319
1,071,000	ZAR	South Africa Government Bond, 8.25%, due 09/15/17	97,445
41,468,586	ZAR	South Africa Government Bond, 8.50%, due 01/31/37	3,518,806
6,500,000	ZAR	South Africa Government Bond, 8.75%, due 12/21/14	578,311
24,075,500	ZAR	South Africa Government Bond, 8.75%, due 02/28/48	2,080,403
3,000,000	ZAR	South Africa Government Bond, 13.50%, due 09/15/15	281,900
3,000,000	ZAR	South Africa Government Bond, 13.50%, due 09/15/16	296,694
45,547,000	THB	Thailand Government Bond, 3.63%, due 06/16/23	1,433,401
67,209,000	THB	Thailand Government Bond, 3.65%, due 12/17/21	2,131,710
4,856,000	THB	Thailand Government Bond, 3.88%, due 06/13/19	156,180
12,425,000	THB	Thailand Government Bond, 4.88%, due 06/22/29	433,520
18,169,008	THB	Thailand Government Bond, Reg S, 1.25%, due 03/12/28‡‡‡	518,757
4,404,483	TRY	Turkey Government Bond, 7.10%, due 03/08/23	1,646,274
3,740,272	TRY	Turkey Government Bond, 8.30%, due 10/07/15	1,626,776
1,685,000	TRY	Turkey Government Bond, 8.30%, due 06/20/18	709,594
2,450,000	TRY	Turkey Government Bond, 8.50%, due 07/10/19	1,029,606
1,717,483	TRY	Turkey Government Bond, 8.50%, due 09/14/22	700,683
4,672,286	TRY	Turkey Government Bond, 8.80%, due 11/14/18	2,000,389
2,867,000	TRY	Turkey Government Bond, 8.80%, due 09/27/23	1,187,251
7,918,000	TRY	Turkey Government Bond, 9.00%, due 03/08/17	3,445,552
2,458,338	TRY	Turkey Government Bond, 9.50%, due 01/12/22	1,068,679
250,000	TRY	Turkey Government Bond, 10.00%, due 06/17/15	110,049

See accompanying Notes to the Financial Statements.	81

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Par Value**			Description	Value ($)

			Sovereign Debt Obligations — continued

2,900,000	TRY		Turkey Government Bond, 10.40%, due 03/27/19	1,309,628
4,892,969	TRY		Turkey Government Bond, 10.50%, due 01/15/20	2,242,897

				135,043,429

			TOTAL DEBT OBLIGATIONS (COST $275,321,512)	265,206,379

Shares			Description	Value ($)

			PREFERRED STOCK — 0.1%

			Diversified Financial Services — 0.1%

14,000			GMAC Capital Trust I, 8.125%†	372,540

			TOTAL PREFERRED STOCK (COST $377,520)	372,540

Par Value**			Description	Value ($)

			SHORT-TERM INVESTMENTS — 4.9%

			Bank Deposit — 4.9%

13,909,866			State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/14	13,909,866

			TOTAL BANK DEPOSITS (COST $13,909,866)	13,909,866

			TOTAL INVESTMENTS — 98.9% (Cost $289,608,898)	279,488,785

			Other Assets and Liabilities (net) — 1.1%	2,995,245

			NET ASSETS — 100.0%	$282,484,030

			Notes to Schedule of Investments:

		**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

		†	Floating rate note. Rate shown is as of September 30, 2014.

		††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

		†††	Security is currently in default.

		††††	When-issued security

		‡‡	Interest rate presented is yield to maturity.

		‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

			144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $61,160,712 which represents 21.7% of net assets.

82	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

A summary of outstanding financial instruments at September 30, 2014 is as follows:

Cross Currency Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Contract Amount Purchased	Contract Amount Sold	Unrealized Appreciation (Depreciation)
12/17/14	EUR/PLN	Citibank N.A.	1,030,000	244,194	$1,294
12/17/14	EUR/RON	Goldman Sachs	1,040,000	235,177	(838)
02/18/15	HUF/EUR	Citibank N.A.	2,419,860	741,300,000	55,271

					$55,727

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
11/04/14	BRL	Citibank N.A.	750,000	$303,527	$(13,196)
12/17/14	BRL	Citibank N.A.	6,135,000	2,454,014	(199,066)
11/04/14	BRL	Goldman Sachs	10,965,000	4,437,565	(32,591)
11/19/14	CLP	Citibank N.A.	3,144,498,000	5,239,884	(173,637)
12/17/14	CLP	Goldman Sachs	2,405,300,000	3,998,624	(53,090)
01/21/15	CNY	Citibank N.A.	28,943,000	4,675,457	(9,772)
10/15/14	COP	Citibank N.A.	5,881,490,000	2,906,335	(57,005)
10/15/14	COP	Goldman Sachs	2,031,500,000	1,003,865	(75,457)
03/09/15	EUR	Deutsche Bank AG	4,993,675	6,313,184	(422,583)
02/09/15	EUR	Deutsche Bank AG	1,879,800	2,375,955	(205,693)
01/09/15	EUR	Deutsche Bank AG	1,400,000	1,769,059	(148,051)
12/11/14	EUR	Deutsche Bank AG	442,408	558,903	(41,853)
12/04/14	EUR	Deutsche Bank AG	200,000	252,650	(22,360)
12/17/14	EUR	Goldman Sachs	999,000	1,262,116	(37,687)
05/07/15	EUR	JPMorgan Chase Bank	100,000	126,504	(5,416)
03/09/15	GBP	Deutsche Bank AG	442,122	715,919	(39,403)
05/07/15	GBP	Deutsche Bank AG	201,814	326,545	(6,468)
12/11/14	GBP	Deutsche Bank AG	222,000	359,831	(986)
12/17/14	HUF	Citibank N.A.	1,323,611,000	5,369,840	(108,229)
10/15/14	IDR	Citibank N.A.	6,500,000,000	532,280	(17,170)
10/15/14	IDR	Goldman Sachs	35,318,330,000	2,892,193	(82,361)
12/17/14	INR	Citibank N.A.	185,540,000	2,955,735	(52,371)
01/21/15	INR	Goldman Sachs	188,230,000	2,977,245	(58,233)
11/19/14	KRW	Citibank N.A.	3,674,050,000	3,474,313	(71,930)
11/19/14	KZT	Citibank N.A.	304,320,000	1,658,201	35,161
11/19/14	KZT	Goldman Sachs	250,830,000	1,366,741	(390)
12/17/14	MXN	Goldman Sachs	149,769,000	11,095,405	(234,967)
11/19/14	MYR	Citibank N.A.	22,466,733	6,826,973	(157,183)
11/19/14	NGN	Citibank N.A.	891,914,633	5,370,336	38,719
02/18/15	NGN	Citibank N.A.	81,193,000	474,967	11,669
11/19/14	NGN	Citibank N.A.	128,253,000	772,228	19,197
12/17/14	PEN	Citibank N.A.	21,194,000	7,247,211	(81,282)
11/19/14	PEN	Goldman Sachs	3,033,000	1,041,054	(12,254)
11/19/14	PHP	Goldman Sachs	25,060,000	557,733	(11,424)
12/17/14	PLN	Goldman Sachs	25,168,000	7,570,043	(211,672)
12/17/14	RON	Goldman Sachs	613,000	174,634	(6,496)

See accompanying Notes to the Financial Statements.	83

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Forward Foreign Currency Contracts — continued

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
10/15/14	RUB	Citibank N.A.	28,000,000	$705,467	$(56,729)
12/17/14	RUB	Citibank N.A.	44,940,000	1,117,729	(68,023)
10/15/14	RUB	Goldman Sachs	108,861,000	2,742,779	(388,311)
12/17/14	THB	Goldman Sachs	10,674,118	328,048	(2,072)
12/17/14	TRY	Citibank N.A.	975,000	419,419	(12,368)
12/17/14	TRY	Goldman Sachs	16,484,000	7,090,975	(360,959)
12/17/14	TWD	Citibank N.A.	137,790,000	4,533,451	(95,034)
12/17/14	ZAR	Goldman Sachs	4,830,000	421,675	(12,346)

					$(3,541,372)

Sales
12/17/14	BRL	Citibank N.A.	1,260,000	$504,003	$43,704
11/04/14	BRL	Citibank N.A.	10,713,686	4,335,857	288,083
11/04/14	BRL	Goldman Sachs	24,885,314	10,071,152	694,722
10/15/14	COP	Citibank N.A.	2,500,530,000	1,235,636	88,096
12/17/14	COP	Goldman Sachs	2,892,000,000	1,418,755	68,899
10/15/14	COP	Goldman Sachs	2,630,138,000	1,299,681	107,203
12/17/14	EUR	Citibank N.A.	15,562,194	9,676,224	373,648
05/07/15	EUR	Deutsche Bank AG	511,907	647,584	25,219
03/09/15	EUR	Deutsche Bank AG	5,353,000	6,767,456	583,530
12/11/14	EUR	Deutsche Bank AG	442,408	558,903	47,882
02/09/15	EUR	Deutsche Bank AG	200,000	252,788	24,752
12/04/14	EUR	Deutsche Bank AG	200,000	252,650	18,370
01/09/15	EUR	Deutsche Bank AG	1,400,000	1,769,059	134,606
02/18/15	HUF	Goldman Sachs	361,858,000	1,466,137	145,559
10/15/14	IDR	Goldman Sachs	16,245,800,000	1,330,357	46,470
12/17/14	KRW	Citibank N.A.	3,867,250,000	3,652,818	20,482
11/19/14	KRW	Citibank N.A.	4,030,000,000	3,810,912	118,878
12/17/14	MXN	Citibank N.A.	41,970,000	3,109,283	47,496
11/19/14	MYR	Goldman Sachs	3,498,000	1,062,938	6,019
12/17/14	MYR	Goldman Sachs	12,681,000	3,846,214	141,521
11/19/14	NGN	Citibank N.A.	164,800,000	992,283	(1,777)
12/17/14	PEN	Citibank N.A.	10,792,000	3,690,285	10,675
11/19/14	PEN	Citibank N.A.	579,000	198,737	6,436
12/17/14	PEN	Goldman Sachs	10,792,000	3,690,285	(29,399)
12/17/14	PLN	Goldman Sachs	9,620,000	2,893,508	46,320
12/17/14	RON	Goldman Sachs	1,190,000	339,013	2,491
12/17/14	RUB	Citibank N.A.	9,560,000	237,772	11,966
10/15/14	RUB	Citibank N.A.	15,746,000	396,724	35,265
12/17/14	RUB	Goldman Sachs	12,062,000	300,001	17,545
10/15/14	RUB	Goldman Sachs	149,900,000	3,776,766	385,659
12/17/14	SGD	Goldman Sachs	16,199,000	12,697,927	233,023
12/17/14	THB	Goldman Sachs	73,332,111	2,253,719	19,793
12/17/14	TRY	Goldman Sachs	11,250,000	4,839,449	165,052
01/21/15	TWD	Citibank N.A.	151,860,000	5,000,788	74,238
12/17/14	TWD	Citibank N.A.	121,486,000	3,997,030	61,025
12/17/14	ZAR	Goldman Sachs	99,306,000	8,669,740	435,241

					$4,498,692

84	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigeria Naira
PEN	Peruvian Nouveau Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
480	South Africa Government Bond, Series R208	November 2014	$4,034,153	$(47,148)

Sales
19	U.S. Treasury Note 10-Year	December 2014	$2,368,172	$(8,938)
9	Euro-Bund	December 2014	1,701,977	(16,206)
156	Korea 3-Year Bond	December 2014	15,911,187	(62,829)
16	Korea 10-Year Bond	December 2014	1,798,550	(27,671)

				$(115,644)

See accompanying Notes to the Financial Statements.	85

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Sovereign Debt Obligations	47.8
Corporate Debt	46.1
Forward Foreign Currency Contracts	0.4
Preferred Stock	0.1
Cross Currency Foreign Currency Contracts	0.0
Futures Contracts	(0.0)
Short-Term Investments	4.9
Other Assets and Liabilities (net)	0.7

100.0%

86	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.2%

	Bermuda — 0.9%

558,000	China Gas Holdings, Ltd.	925,557
238,000	Citic 21CN Co., Ltd.*	143,135
150,410	Cosan, Ltd. Class A	1,618,412
102,000	COSCO Pacific, Ltd.	135,560
5,300	Credicorp, Ltd.	812,967
36,611	Dairy Farm International Holdings, Ltd.‡	348,903
17,218,000	GOME Electrical Appliances Holding, Ltd.‡	2,816,044
1,892,000	Sihuan Pharmaceutical Holdings Group, Ltd.	1,427,814

	Total Bermuda	8,228,392

	Brazil — 6.9%

1,448,007	AMBEV SA, ADR	9,484,446
439,300	AMBEV SA	2,876,540
206,400	Arteris SA	1,322,861
430,674	Banco Bradesco SA, ADR	6,137,104
111,100	Banco do Brasil SA	1,147,465
125,788	BB Seguridade Participacoes SA	1,653,484
375,469	BM&FBovespa SA	1,715,177
125,900	BR Malls Participacoes SA	993,487
14,200	BR Properties SA	75,359
116,029	CCR SA	794,810
88,400	Centrais Eletricas Brasileiras SA	236,734
13,000	Cia Brasileira de Distribuicao Grupo, ADR	566,930
283,664	Cielo SA	4,632,005
129,792	Companhia Energetica de Minas Gerais, Sponsored ADR	808,604
226,800	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,143,444
407,900	EcoRodovias Infraestrutura e Logistica SA	2,008,195
76,700	Estacio Participacoes SA	796,558
66,400	Fibria Celulose SA, Sponsored ADR* ‡	730,400
15,700	Gerdau SA, Sponsored ADR	75,360
48,835	Grupo BTG Pactual	642,933
657,578	Itau Unibanco Holding SA, ADR	9,127,183
575,100	Kroton Educacional SA	3,610,809
32,800	Lojas Renner SA	951,757
8,900	Multiplan Empreendimentos Imobiliarios SA	182,098
113,400	Petroleo Brasileiro SA, Sponsored ADR	1,688,526
201,900	Porto Seguro SA	2,341,598
185,800	Qualicorp SA*	1,837,066
225,487	Souza Cruz SA	1,813,396
119,700	Tim Participacoes SA	629,871
81,400	Tim Participacoes SA, ADR	2,132,680
32,428	Ultrapar Participacoes SA	685,865
85,200	Vale SA, ADR	827,292

	Total Brazil	63,670,037

	British Virgin Islands — 0.1%

26,194	Mail.ru Group, Ltd., Reg S, GDR* ‡‡‡	736,313

See accompanying Notes to the Financial Statements.	87

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — 4.6%

122,000	Agile Property Holdings, Ltd.‡	74,943
2,508	Alibaba Group Holding, Ltd., Sponsored ADR*	222,836
8,802	Autohome, Inc., ADR* ‡	369,772
15,443	Baidu, Inc., Sponsored ADR*	3,370,126
376,000	Belle International Holdings, Ltd.	423,206
9,349	Bitauto Holdings, Ltd., ADR*	729,222
2,482,000	China Resources Cement Holdings, Ltd.	1,700,460
228,000	China Resources Land, Ltd.	470,969
255,000	Country Garden Holdings Co., Ltd.‡	96,219
2,541,000	Evergrande Real Estate Group, Ltd.‡	948,977
78,500	Longfor Properties Co., Ltd.	89,973
33,052	NetEase, Inc., ADR	2,831,234
172,000	New World China Land, Ltd.‡	97,462
15,200	Qihoo 360 Technology Co., Ltd., ADR*	1,025,544
567,765	Sands China, Ltd.	2,961,260
444,000	Shimao Property Holdings, Ltd.	897,709
3,572,000	Sino Biopharmaceutical, Ltd.	3,569,654
1,909,500	Soho China, Ltd.	1,382,003
1,809,000	Sunac China Holdings, Ltd.	1,369,837
978,700	Tencent Holdings, Ltd.	14,532,216
3,094	Vipshop Holdings, Ltd., ADR* ‡	584,797
2,889,000	WH Group, Ltd.*	2,373,674
58,800	WuXi PharmaTech Cayman, Inc., ADR*	2,059,176

	Total Cayman Islands	42,181,269

	Chile — 1.3%

26,416,718	Banco de Chile	3,255,602
8,995	Banco de Credito e Inversiones	510,440
81,040,526	Banco Santander Chile	4,503,985
61,700	Banco Santander Chile, ADR	1,362,953
14,316	CAP SA	151,936
8,367,147	Corpbanca SA	107,011
134,600	Enersis SA, Sponsored ADR	2,123,988
26,931	ENTEL Chile SA	305,529

	Total Chile	12,321,444

	China — 9.9%

5,242,000	Agricultural Bank of China, Ltd. Class H	2,322,247
29,454,000	Bank of China, Ltd. Class H	13,162,146
960,000	Bank of Communications Co., Ltd. Class H	671,311
498,000	Beijing Capital International Airport Co., Ltd. Class H	380,951
2,654,000	China BlueChemical, Ltd. Class H	1,151,818
1,896,000	China Citic Bank Corp., Ltd. Class H	1,150,038
15,433,000	China Construction Bank Corp. Class H	10,831,779
239,000	China Everbright Bank Co., Ltd. Class H	111,419
809,000	China Life Insurance Co., Ltd. Class H	2,245,167
121,500	China Merchants Bank Co., Ltd. Class H	207,791
964,100	China Minsheng Banking Corp., Ltd. Class H‡	881,522
294,000	China Oilfield Services, Ltd. Class H	776,165

88	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	China — continued

29,430	China Petroleum & Chemical Corp., ADR	2,571,005
5,650,000	China Petroleum & Chemical Corp. Class H	4,947,779
1,238,500	China Railway Construction Corp. Class H‡	1,124,445
1,367,000	China Railway Group, Ltd. Class H‡	725,302
730,500	China Shenhua Energy Co., Ltd. Class H	2,036,719
2,366,000	China Telecom Corp., Ltd. Class H	1,450,356
138,000	China Vanke Co., Ltd. Class H*	242,408
458,000	Datang International Power Generation Co., Ltd. Class H	240,056
2,186,000	Dongfeng Motor Group Co., Ltd. Class H	3,592,144
272,500	Great Wall Motor Co., Ltd. Class H‡	1,058,051
1,056,000	Guangzhou R&F Properties Co., Ltd. Class H‡	1,067,546
4,794,000	Huaneng Power International, Inc. Class H‡	5,235,363
21,456,000	Industrial & Commercial Bank of China Class H	13,345,930
1,620,000	Jiangsu Expressway Co., Ltd. Class H‡	1,700,300
1,664,000	Jiangxi Copper Co., Ltd. Class H‡	2,755,797
2,841,762	PetroChina Co., Ltd. Class H	3,641,361
16,200	PetroChina Co., Ltd., ADR	2,081,862
856,000	PICC Property & Casualty Co., Ltd. Class H	1,516,859
290,000	Ping An Insurance Group Co. Class H	2,181,041
614,000	Shanghai Electric Group Co., Ltd. Class H	325,776
6,632,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H‡	2,177,899
138,038	Tsingtao Brewery Co., Ltd. Class H‡	982,164
2,038,000	Zhejiang Expressway Co., Ltd. Class H	2,070,781
95,000	Zhuzhou CSR Times Electric Co., Ltd. Class H	367,638

	Total China	91,330,936

	Colombia — 0.5%

2,638,462	Ecopetrol SA	4,136,791

	Czech Republic — 0.6%

82,663	CEZ AS	2,513,136
11,845	Komercni Banka AS	2,817,266

	Total Czech Republic	5,330,402

	Denmark — 0.1%

14,537	Carlsberg A/S Class B	1,292,682

	Germany — 0.2%

29,233	HeidelbergCement AG	1,932,104

	Hong Kong — 4.5%

498,000	AIA Group, Ltd.	2,574,944
141,500	China Mobile, Ltd., Sponsored ADR	8,313,125
351,500	China Mobile, Ltd.	4,058,154
1,068,000	China Overseas Land & Investment, Ltd.‡	2,745,268
926,000	China Resources Power Holdings Co., Ltd.	2,498,319
17,300	CNOOC, Ltd., ADR‡	2,984,942
4,020,000	CNOOC, Ltd.	6,885,423
801,000	Far East Horizon, Ltd.	716,919

See accompanying Notes to the Financial Statements.	89

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

314,000	Franshion Properties China, Ltd.	77,235
277,484	Galaxy Entertainment Group, Ltd.	1,611,638
413,057	Hongkong Electric Holdings	3,657,090
2,270,000	Lenovo Group, Ltd.	3,379,377
318,932	Link (The) REIT	1,840,048
58,000	Shanghai Industrial Holdings, Ltd.	171,794
58,000	Shougang Fushan Resources Group, Ltd.‡	12,997
184,000	Sino-Ocean Land Holdings, Ltd.‡	96,679
442,000	Yuexiu Property Co., Ltd.‡	79,121

	Total Hong Kong	41,703,073

	Hungary — 0.2%

3,142	MOL Hungarian Oil and Gas Plc	153,973
79,429	OTP Bank Nyrt‡	1,350,232

	Total Hungary	1,504,205

	India — 10.7%

431,016	Apollo Tyres, Ltd.	1,418,110
56,371	Asian Paints, Ltd.	575,028
334,908	Aurobindo Pharma, Ltd.	5,257,340
170,549	Axis Bank, Ltd.	1,045,772
39,401	Bajaj Auto, Ltd.	1,496,039
98,996	Bank of Baroda	1,442,222
198,443	Cipla, Ltd.	2,011,260
236,883	Coal India, Ltd.	1,308,495
24,354	Colgate-Palmolive India, Ltd.	688,091
30,131	Divi’s Laboratories, Ltd.	879,439
37,200	Dr. Reddy’s Laboratories, Ltd., ADR‡	1,954,860
189,734	GAIL India, Ltd.	1,370,625
194,522	Glenmark Pharmaceuticals, Ltd.	2,259,239
209,857	HCL Technologies, Ltd. Class T	5,831,891
109,954	HDFC Bank, Ltd., ADR	5,121,657
362,061	Hindustan Unilever, Ltd.	4,385,065
364,824	Housing Development Finance Corp.	6,223,156
102,991	ICICI Bank, Ltd.	2,388,254
8,500	ICICI Bank, Ltd., Sponsored ADR	417,350
46,334	Infosys, Ltd.	2,813,575
47,600	Infosys, Ltd., Sponsored ADR‡	2,879,324
976,739	ITC, Ltd.	5,867,393
68,584	Kotak Mahindra Bank, Ltd.	1,120,154
52,550	Maruti Suzuki India, Ltd.	2,604,186
7,766	Nestle India, Ltd.	750,445
718,263	NMDC, Ltd.	1,921,842
315,188	Oil & Natural Gas Corp., Ltd.	2,079,904
110,642	Oil India, Ltd.	1,091,013
309,726	Power Finance Corp., Ltd.	1,173,508
218,805	Power Grid Corp. of India, Ltd.	478,990
59,601	Reliance Industries, Ltd. (London Exchange), GDR	1,817,831
251,776	Rural Electrification Corp., Ltd.	1,012,852

90	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	India — continued

569,006	Sesa Sterlite, Ltd.	2,513,356
13,656	State Bank of India, Ltd., Reg S, GDR‡‡‡	1,078,824
235,589	Sun Pharmaceutical Industries, Ltd.	3,265,288
103,778	Tata Consultancy Services, Ltd.	4,599,015
319,302	Tata Motors, Ltd.	2,598,982
100,800	Tata Motors, Ltd., Sponsored ADR‡	4,405,968
117,688	Tech Mahindra, Ltd.	4,736,675
47,671	Westlife Development, Ltd.*	246,961
134,003	Wipro, Ltd.	1,294,574
177,393	Wipro, Ltd., ADR‡	2,157,099
101,674	Zee Entertainment Enterprises, Ltd.	516,931

	Total India	99,098,583

	Indonesia — 2.8%

10,304,300	Adaro Energy Tbk PT	993,644
1,317,776	Bank Central Asia Tbk PT	1,414,027
4,170,700	Bank Negara Indonesia Persero Tbk PT	1,891,105
4,550,000	Bank Rakyat Indonesia Persero Tbk PT	3,892,799
259,500	Indo Tambangraya Megah Tbk PT	553,181
462,600	Indocement Tunggal Prakarsa Tbk PT	818,140
115,000	Indofood CBP Sukses Makmur Tbk PT	107,119
1,163,000	Indofood Sukses Makmur Tbk PT	668,117
1,366,500	Lippo Karawaci Tbk PT	105,417
531,236	Matahari Department Store Tbk PT	707,370
392,300	Media Nusantara Citra Tbk PT	102,864
6,274,300	Perusahaan Gas Negara Persero Tbk PT	3,089,520
614,300	Semen Gresik Persero Tbk PT	777,643
1,638,700	Surya Citra Media Tbk PT	514,405
25,209,240	Telekomunikasi Indonesia Persero Tbk PT	6,030,770
44,800	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	2,154,880
739,896	Unilever Indonesia Tbk PT	1,930,955
71,900	United Tractors Tbk PT	117,424

	Total Indonesia	25,869,380

	Luxembourg — 0.3%

96,719	Ternium SA, Sponsored ADR	2,326,092

	Malaysia — 3.2%

1,099,400	Alliance Financial Group Bhd	1,672,308
1,304,800	AMMB Holdings Bhd	2,732,503
36,112	British American Tobacco Malaysia Bhd	776,069
716,300	DiGi.Com Bhd	1,277,353
3,255,600	Genting Malaysia Bhd	4,148,272
137,500	IJM Corp. Bhd	271,186
861,300	IOI Corp. Bhd	1,262,872
125,800	IOI Properties Group Bhd	100,471
1,034,756	Malayan Banking Bhd	3,141,646
227,700	MISC Bhd	468,519
547,500	Petronas Chemicals Group Bhd	1,041,427

See accompanying Notes to the Financial Statements.	91

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Malaysia — continued

270,200	Public Bank Bhd	1,556,708
968,700	SapuraKencana Petroleum Bhd	1,216,596
1,804,700	Tenaga Nasional Bhd	6,810,604
787,000	UMW Holdings Bhd	2,941,204

	Total Malaysia	29,417,738

	Mexico — 4.6%

852,700	Alfa SAB de CV Class A‡	2,933,284
282,600	America Movil SAB de CV Series L, ADR‡	7,121,520
1,386,700	America Movil SAB de CV Series L‡	1,748,056
102,600	Arca Continental SAB de CV	704,359
75,400	Cemex SAB de CV, Sponsored ADR*	983,216
2,739	Coca-Cola Femsa SAB de CV, Sponsored ADR	275,872
1,627,355	Compartamos SAB de CV‡	3,483,662
499,213	Fibra Uno Administracion SA de CV REIT	1,642,205
44,392	Fomento Economico Mexicano SAB de CV, Sponsored ADR	4,086,284
135,300	Fomento Economico Mexicano SAB de CV	1,244,273
114,700	Genomma Lab Internacional SAB de CV Class B* ‡	275,002
56,700	Gruma SAB de CV Class B*	607,097
41,800	Grupo Aeroportuario del Pacifico SAB de CV Class B	281,732
176,100	Grupo Financiero Inbursa SAB de CV Series O	503,508
104,538	Grupo Financiero Santander Mexico SAB de CV Class B, ADR	1,414,399
175,400	Grupo Lala SAB de CV	429,676
1,374,079	Grupo Mexico SAB de CV Series B‡	4,617,352
84,700	Grupo Televisa SAB‡	574,852
87,840	Grupo Televisa SAB, Sponsored ADR	2,976,019
75,329	Industrias Penoles SAB de CV	1,727,487
335,100	Kimberly-Clark de Mexico SAB de CV	790,702
116,800	OHL Mexico SAB de CV*	316,998
1,606,399	Wal-Mart de Mexico SAB de CV‡	4,042,835

	Total Mexico	42,780,390

	Netherlands — 0.2%

53,581	Yandex NV Class A*	1,489,284

	Panama — 0.1%

75,400	Avianca Holdings SA, Sponsored ADR	1,034,488

	Peru — 0.0%

12,700	Cia de Minas Buenaventura SA, ADR	147,066

	Philippines — 0.3%

844,500	Aboitiz Equity Ventures, Inc.	1,014,284
849,680	Metropolitan Bank & Trust Co.	1,643,412

	Total Philippines	2,657,696

	Poland — 1.2%

8,609	Jastrzebska Spolka Weglowa SA*	83,853
33,096	KGHM Polska Miedz SA	1,266,416

92	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Poland — continued

70,561	Orange Polska SA	248,657
544,310	PGE SA	3,452,670
628,771	Polskie Gornictwo Naftowe i Gazownictwo SA	962,395
32,727	Powszechny Zaklad Ubezpieczen SA	4,766,645
69,443	Synthos SA	96,626

	Total Poland	10,877,262

	Russia — 3.1%

1,215,583	Alrosa AO	1,092,412
635,937	Gazprom OAO, Sponsored ADR	4,476,996
159,710	Gazprom OAO (OTC Exchange), Sponsored ADR	1,114,776
52,700	LUKOIL OAO (DTC Shares), Sponsored ADR‡	2,682,430
50,065	LUKOIL OAO (Euroclear Shares), Sponsored ADR	2,553,315
13,855	Magnit OJSC, Reg S, GDR‡‡‡	800,265
235,320	MMC Norilsk Nickel OJSC, ADR	4,388,718
46,500	Mobile Telesystems, Sponsored ADR	694,710
873,237	Moscow Exchange MICEX OAO	1,280,439
7,128	NOVATEK OAO, Reg S, GDR‡‡‡	742,737
92,659	Rosneft Oil Co., Reg S, (London Exchange), GDR‡‡‡	539,924
201,944	Sberbank of Russia, Sponsored ADR	1,588,895
127,130	Sistema JSFC, Reg S, GDR‡‡‡	877,197
268,367	Surgutneftegas OAO, Sponsored ADR	1,790,008
67,323	Tatneft, Sponsored ADR	2,377,175
56,309	Tatneft OAO, Sponsored ADR	1,988,271

	Total Russia	28,988,268

	Singapore — 0.1%

88,142	DBS Group Holdings, Ltd.	1,273,093

	South Africa — 5.3%

25,122	African Rainbow Minerals, Ltd.	318,587
103,600	AngloGold Ashanti, Ltd., Sponsored ADR*	1,243,200
161,483	Barclays Africa Group, Ltd.	2,202,941
535,970	FirstRand, Ltd.	2,040,797
59,196	Foschini Group, Ltd. (The)	614,057
121,229	Growthpoint Properties, Ltd.	264,385
55,097	Imperial Holdings, Ltd.	848,284
138,927	Investec, Ltd.	1,166,799
49,309	Kumba Iron Ore, Ltd.	1,163,218
57,221	Liberty Holdings, Ltd.	624,059
470,000	Life Healthcare Group Holdings, Ltd.	1,852,836
547,947	MMI Holdings, Ltd.	1,271,143
615,339	MTN Group, Ltd.	12,979,673
31,301	Naspers, Ltd.	3,449,184
355,291	Netcare, Ltd.	994,026
34,446	Northam Platinum, Ltd.*	112,256
36,851	Pick n Pay Stores, Ltd.	172,150
1,954,086	Redefine Properties, Ltd.	1,681,120
97,915	Remgro, Ltd.	1,976,109

See accompanying Notes to the Financial Statements.	93

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

273,834	RMB Holdings, Ltd.	1,374,229
120,062	Salam, Ltd.	693,917
115,038	Sasol, Ltd.	6,245,087
182,070	Spar Group, Ltd. (The)	2,023,707
148,350	Standard Bank Group, Ltd.	1,715,481
105,712	Truworths International, Ltd.	635,774
158,912	Woolworths Holdings, Ltd.	983,297

	Total South Africa	48,646,316

	South Korea — 10.9%

380	AMOREPACIFIC Group	420,962
5,190	Daelim Industrial Co., Ltd.	371,329
124,390	DGB Financial Group, Inc.	1,980,338
38,233	Dongbu Insurance Co., Ltd.	2,155,758
67,972	Doosan Heavy Industries & Construction Co., Ltd.	1,677,963
1,470	E-Mart Co., Ltd.	321,095
39,380	Halla Visteon Climate Control Corp.‡	1,910,690
50,985	Hana Financial Group, Inc.	1,860,149
26,093	Hanwha Corp.	728,206
257,806	Hanwha Life Insurance Co., Ltd.	1,734,587
55,070	Hite Jinro Co., Ltd.	1,208,122
21,180	Hyosung Corp.	1,517,373
2,866	Hyundai Department Store Co., Ltd.	435,909
65,679	Hyundai Marine & Fire Insurance Co., Ltd.	1,811,191
19,074	Hyundai Mobis Co., Ltd.	4,645,362
20,573	Hyundai Motor Co.	3,713,960
96,108	Industrial Bank of Korea	1,452,663
82,631	Kangwon Land, Inc.	2,807,222
32,550	KB Financial Group, Inc.	1,189,104
623	KCC Corp.	424,484
11,887	Kia Motors Corp.	604,911
70,171	Korea Electric Power Corp.	3,205,157
2,210	Korea Zinc Co., Ltd.	816,773
68,655	Korean Air Lines Co., Ltd.*	2,342,175
184,552	Korean Reinsurance Co.	1,976,250
30,500	KT Corp., Sponsored ADR	494,405
36,705	KT&G Corp.	3,287,015
35,345	LG Corp.	2,572,372
126,300	LG Display Co., Ltd., ADR*	1,989,225
24,791	LG Electronics, Inc.	1,543,491
2,795	LS Corp.	176,931
25,651	LS Industrial Systems Co., Ltd.	1,426,879
33,018	Mirae Asset Securities Co., Ltd.	1,392,372
2,421	NAVER Corp.	1,851,454
1,211	Orion Corp. Republic of South Korea	1,004,146
7,389	POSCO	2,300,200
13,377	S1 Corp. Korea	1,033,144
19,340	Samsung Card Co., Ltd.	956,691
4,720	Samsung Electronics Co., Ltd.	5,295,882

94	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

19,882	Samsung Electronics Co., Ltd., GDR	11,143,861
2,789	Samsung Fire & Marine Insurance Co., Ltd.	746,641
58,760	Samsung Heavy Industries Co., Ltd.	1,406,008
2,469	Samsung Life Insurance Co., Ltd.	248,011
26,700	Shinhan Financial Group Co., Ltd.	1,229,680
1,262	Shinsegae Co., Ltd.	262,506
10,248	SK C&C Co., Ltd.	2,355,025
13,584	SK Holdings Co., Ltd.	2,426,519
102,363	SK Hynix, Inc.*	4,534,916
9,153	SK Innovation Co., Ltd.	703,443
115,702	SK Networks Co., Ltd.*	1,162,228
19,391	SK Telecom Co., Ltd.	5,328,965
30,681	Woongjin Coway Co., Ltd.	2,450,991
9,603	Woori Finance Holdings Co., Ltd.*	118,758

	Total South Korea	100,753,492

	Switzerland — 0.2%

205,807	Cie Financiere Richemont SA, ADR	1,679,500

	Taiwan — 10.5%

2,571,000	Advanced Semiconductor Engineering, Inc.	2,991,943
196,000	Asustek Computer, Inc.	1,868,538
172,200	Cathay Financial Holding Co., Ltd.	280,495
248,797	Chicony Electronics Co., Ltd.	744,277
970,200	China Life Insurance Co., Ltd.	800,540
1,200,000	China Motor Corp.	1,069,051
1,449,000	Compal Electronics, Inc.	1,083,672
2,098,880	CTBC Financial Holding Co., Ltd.	1,411,006
691,000	CTCI Corp.	1,176,673
545,000	Delta Electronics, Inc.	3,439,899
3,396,495	E.Sun Financial Holding Co., Ltd.	2,060,038
458,000	Eva Airways Corp.*	242,404
4,000	Far Eastern Department Stores, Ltd.	3,859
248,000	Far EasTone Telecommunications Co., Ltd.	475,300
715,000	Farglory Land Development Co., Ltd.	842,642
4,518,997	Fubon Financial Holding Co., Ltd.	6,937,562
2,883,910	Hon Hai Precision Industry Co., Ltd.	9,101,246
2,787,000	Inotera Memories, Inc.*	4,141,173
3,724,000	Inventec Corp.	2,423,945
470,000	Kinsus Interconnect Technology Corp.	1,745,919
75,000	Largan Precision Co., Ltd.	5,374,842
1,434,368	Lite-On Technology Corp.	2,067,655
439,880	MediaTek, Inc.	6,514,438
283,000	Mega Financial Holding Co., Ltd.	232,116
1,150,000	Pegatron Corp.	2,117,063
1,078,000	Pou Chen Corp.	1,197,797
483,062	President Chain Store Corp.	3,461,842
860,000	Quanta Computer, Inc.	2,182,547
229,060	Radiant Opto-Electronics Corp.	907,370

See accompanying Notes to the Financial Statements.	95

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

307,000	Realtek Semiconductor Corp.	1,089,959
57,000	Ruentex Development Co., Ltd.	92,097
1,495,062	SinoPac Financial Holdings Co., Ltd.	641,383
1,235,650	Taishin Financial Holding Co., Ltd.	578,840
475	Taiwan Business Bank*	140
1,912,000	Taiwan Cement Corp.	2,847,305
178,500	Taiwan Cooperative Financial Holding Co., Ltd.	96,234
3,496,000	Taiwan Semiconductor Manufacturing Co., Ltd.	13,791,154
157,600	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	3,180,368
401,000	Teco Electric and Machinery Co., Ltd.	411,948
441,000	Transcend Information, Inc.	1,464,225
974,438	Uni-President Enterprises Corp.	1,691,360
495,000	Vanguard International Semiconductor Corp.	725,752
1,437,000	Wistron Corp.	1,466,784
1,509,000	WPG Holdings, Ltd.	1,845,356
459,200	Yuanta Financial Holding Co., Ltd.	226,434

	Total Taiwan	97,045,191

	Thailand — 3.4%

375,100	Advanced Info Service PCL (Registered Shares)	2,602,853
133,400	Airports of Thailand PCL, NVDR	983,272
230,928	Bangkok Bank PCL	1,495,602
667,000	Bangkok Bank PCL NVDR	4,196,392
221,800	BEC World PCL, NVDR	321,499
1,229,500	CP All PCL Class F	1,696,843
39,100	Glow Energy PCL, NVDR	114,858
298,073	Kasikornbank PCL	2,151,090
279,600	Kasikornbank PCL, NVDR	2,026,399
3,726,900	Krung Thai Bank PCL	2,724,057
2,179,700	Krung Thai Bank PCL, NVDR	1,593,181
503,800	PTT Exploration & Production PCL Class N, NVDR	2,485,983
1,834,300	PTT Global Chemical PCL	3,450,803
45,400	PTT Global Chemical PCL Class N, NVDR	85,409
145,800	PTT PCL	1,618,751
79,700	PTT PCL, NVDR	884,873
264,600	Siam Commercial Bank PCL	1,485,187
50,900	Siam Commercial Bank PCL, NVDR	285,699
2,761,000	Thai Beverage PCL Class C‡	1,656,210

	Total Thailand	31,858,961

	Turkey — 1.5%

119,704	Arcelik AS	637,673
69,920	BIM Birlesik Magazalar AS	1,460,754
13,169	Coca-Cola Icecek AS	283,785
1,749,827	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,825,933
332,092	Enka Insaat ve Sanayi AS	757,137
402,629	Eregli Demir ve Celik Fabrikalari TAS	746,721
291,886	TAV Havalimanlari Holding AS	2,341,947
184,483	Tofas Turk Otomobil Fabrikasi AS	1,035,331

96	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Turkey — continued

462,795	Turk Telekomunikasyon AS	1,219,483
380,539	Turkcell Iletisim Hizmetleri AS*	1,985,450
138,450	Turkiye Halk Bankasi AS	831,623
551,238	Turkiye Vakiflar Bankasi Tao Series D	1,019,916

	Total Turkey	14,145,753

	United Kingdom — 1.8%

134,301	British American Tobacco Plc	7,575,987
111,081	Mondi Plc	1,820,598
615,167	Old Mutual Plc	1,800,051
11,399	Randgold Resources, Ltd.	777,802
10,709	Randgold Resources, Ltd., ADR	723,821
74,788	SABMiller Plc	4,151,046

	Total United Kingdom	16,849,305

	United States — 0.2%

13,300	Southern Copper Corp.	394,345
17,641	Visteon Corp.*	1,715,587

	Total United States	2,109,932

	TOTAL COMMON STOCKS (COST $804,309,789)	833,415,438

	PREFERRED STOCKS — 2.1%

	Brazil — 1.8%

112,900	Banco do Estado do Rio Grande do Sul, 5.73%	677,511
442,400	Bradespar SA, 8.47%	3,236,368
334,700	Cia Energetica de Sao Paulo, 11.66%	3,577,093
89,200	Cia Paranaense de Energia, 5.71%	1,214,046
468,169	Itausa - Investimentos Itau SA, 3.71%	1,771,688
1,178,400	Klabin SA, 2.93%	1,140,108
29,900	Metalurgica Gerdau SA, 2.87%	172,716
273,500	Usinas Siderurgicas de Minas Gerais SA, 0.68% Series A	711,216
445,000	Vale SA, 7.62%	4,319,930

	Total Brazil	16,820,676

	Colombia — 0.3%

73,224	Banco Davivienda SA, 3.07%	1,057,742
72,492	Bancolombia SA, 2.66%	1,029,213

	Total Colombia	2,086,955

	India — 0.0%

2,134,356	Zee Entertainment Enterprises, Ltd., 0.51%¤	29,029

	TOTAL PREFERRED STOCKS (COST $21,225,130)	18,936,660

	RIGHTS — 0.0%

	Hong Kong — 0.0%

24,400	Agile Property Holdings, Ltd., Strike Price HKD 4.00, Expires 10/10/14* ****	2,420

See accompanying Notes to the Financial Statements.	97

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares		Description	Value ($)

		Hong Kong — continued

145,860		Yuexiu Property Co., Ltd., Strike Price HKD 1.66, Expires 10/14/14* ‡	2,254

		Total Hong Kong	4,674

		TOTAL RIGHTS (COST $—)	4,674

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 12.0%

		Bank Deposit — 6.0%

55,540,605		State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/14	55,540,605

		Investment Fund — 1.8%

17,070,000		State Street Institutional Treasury Money Market Fund*****	17,070,000

		Securities Lending Collateral — 4.2%

39,219,929		State Street Navigator Securities Lending Prime Portfolio***	39,219,929

		TOTAL SHORT-TERM INVESTMENTS (COST $111,830,534)	111,830,534

		TOTAL INVESTMENTS — 104.3% (Cost $937,365,453)	964,187,306

		Other Assets and Liabilities (net) — (4.3)%	(39,867,893)

		NET ASSETS — 100.0%	$924,319,413

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		GDR — Global Depository Receipt

		NVDR — Non-Voting Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	***	Represents an investment of securities lending cash collateral.

	¤	Illiquid security. The total market value of the securities at period end is $29,029 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2014 was $25,189.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $2,420 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2014 was $0.

	*****	Security has been segregated to cover collateral requirements on open synthetic futures contracts.

	‡	All or a portion of this security is out on loan.

	‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

98	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

A summary of outstanding financial instruments at September 30, 2014 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
12/17/14	BRL	Royal Bank of Scotland plc	99,614,000	$39,830,773	$(3,184,778)
12/17/14	COP	Royal Bank of Scotland plc	29,987,000,000	14,734,832	(620,591)
12/17/14	CZK	Royal Bank of Scotland plc	220,000,000	10,112,089	(182,479)
12/17/14	HKD	Royal Bank of Scotland plc	30,158,000	3,883,334	(8,331)
12/17/14	HUF	Royal Bank of Scotland plc	3,279,450,000	13,317,857	(303,384)
12/17/14	IDR	Royal Bank of Scotland plc	46,294,577,052	3,749,136	(120,384)
12/17/14	INR	Royal Bank of Scotland plc	2,059,680,000	32,811,622	(675,318)
12/17/14	KRW	Royal Bank of Scotland plc	20,513,256,000	19,375,832	(537,275)
12/17/14	MXN	Royal Bank of Scotland plc	641,752,000	47,537,571	(794,029)
12/17/14	MYR	Royal Bank of Scotland plc	90,825,000	27,547,703	(855,409)
12/17/14	PEN	Royal Bank of Scotland plc	1,338,000	456,698	(4,840)
12/17/14	PLN	Royal Bank of Scotland plc	51,142,000	15,412,348	(218,081)
12/17/14	RUB	Royal Bank of Scotland plc	253,856,000	6,316,886	(222,564)
12/17/14	SGD	Royal Bank of Scotland plc	6,360,000	4,986,671	(39,181)
12/17/14	THB	Royal Bank of Scotland plc	13,000,000	399,529	(2,743)
12/17/14	TRY	Royal Bank of Scotland plc	76,482,000	32,888,128	(1,493,888)
12/17/14	TWD	Royal Bank of Scotland plc	161,564,000	5,315,643	(102,506)
12/17/14	ZAR	Royal Bank of Scotland plc	38,707,000	3,381,818	(155,184)

					$(9,520,965)

Sales
12/17/14	BRL	Royal Bank of Scotland plc	71,848,000	$28,728,506	$457,024
12/17/14	CLP	Royal Bank of Scotland plc	10,592,843,000	17,618,511	187,535
12/17/14	COP	Royal Bank of Scotland plc	12,900,000,000	6,338,725	107,309
12/17/14	CZK	Royal Bank of Scotland plc	6,690,000	307,499	7,610
12/17/14	HKD	Royal Bank of Scotland plc	58,260,000	7,501,924	15,056
12/17/14	HUF	Royal Bank of Scotland plc	370,000,000	1,502,571	14,382
12/17/14	ILS	Royal Bank of Scotland plc	72,180,000	19,605,314	529,396
12/17/14	KRW	Royal Bank of Scotland plc	34,560,000,000	32,643,709	656,225
12/17/14	MXN	Royal Bank of Scotland plc	775,051,000	57,411,652	1,290,216
12/17/14	PEN	Royal Bank of Scotland plc	1,338,000	456,698	7,290
12/17/14	PHP	Royal Bank of Scotland plc	669,100,000	14,879,222	425,469
12/17/14	PLN	Royal Bank of Scotland plc	24,825,000	7,481,357	203,434
12/17/14	RUB	Royal Bank of Scotland plc	634,652,000	15,792,514	777,499
12/17/14	SGD	Royal Bank of Scotland plc	60,906,000	47,754,430	815,721
12/17/14	THB	Royal Bank of Scotland plc	56,842,000	1,746,927	18,903
12/17/14	TRY	Royal Bank of Scotland plc	4,600,000	1,978,052	35,514
12/17/14	ZAR	Royal Bank of Scotland plc	2,971,000	259,575	14,023

					$5,562,606

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
HKD	Hong Kong Dollar

See accompanying Notes to the Financial Statements.	99

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Currency Abbreviations — continued

HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nouveau Sol
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
98	H-shares Index	October 2014	$6,516,632	$(278,445)
778	MSCI Emerging Markets E-mini Index	December 2014	39,005,030	(2,469,095)
68	MSCI Singapore Index	October 2014	3,938,273	(18,360)
110	MSCI Taiwan Stock Index	October 2014	3,562,900	(68,455)
47	SET50 Index	December 2014	306,714	(2,888)

				$(2,837,243)

Sales
223	BIST 30 Index	October 2014	$899,753	$75,291
22	FTSE Bursa Malaysia KLCI Index	October 2014	617,650	(1,093)
22	FTSE/JSE TOP 40	December 2014	867,148	37,130
138	KOSPI 200 Index	December 2014	16,804,549	420,276
83	Mexico Bolsa Index	December 2014	2,784,929	61,288
231	SGX CNX Nifty Index	October 2014	3,690,687	81,323

				$674,215

Synthetic Futures

Number of Contracts	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
372	Brazil Bovespa Stock Index	10/15/2014	Goldman Sachs & Co.	$9,389,295	$(479,294)
7,450	Hang Seng China Enterprises Index	10/30/2014	Goldman Sachs & Co.	10,267,868	(345,183)
3,600	MSCI Taiwan Index	10/30/2014	Goldman Sachs & Co.	1,187,054	(21,014)
8,200	Taiwan Stock Exchange Capitalization Weighted Stock Index	10/15/2014	Goldman Sachs & Co.	2,509,419	(62,630)
18,500	Tel Aviv 25 Index	10/31/2014	Goldman Sachs & Co.	7,346,723	28,561
1,480	Warsaw WIG 20 Index	12/19/2014	Goldman Sachs & Co.	1,146,067	4,875

					$(874,685)

100	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	14.7
Oil & Gas	7.4
Telecommunications	6.7
Semiconductors	5.9
Diversified Financial Services	5.4
Electric	3.9
Mining	3.3
Insurance	3.2
Internet	3.1
Computers	2.9
Beverages	2.8
Auto Manufacturers	2.6
Commercial Services	2.3
Agriculture	2.2
Pharmaceuticals	2.2
Electronics	2.1
Retail	2.0
Food	1.7
Real Estate	1.7
Software	1.4
Auto Parts & Equipment	1.1
Building Materials	1.0
Chemicals	1.0
Lodging	1.0
Media	1.0
Holding Companies — Diversified	0.9
Electrical Components & Equipment	0.8
Engineering & Construction	0.8
Iron & Steel	0.8
Household Products & Wares	0.7
Miscellaneous — Manufacturing	0.6
Coal	0.5
Forest Products & Paper	0.5
Airlines	0.4
Gas	0.4
Home Furnishings	0.4
REITS	0.4
Entertainment	0.3
Environmental Control	0.3
Health Care — Services	0.3
Distribution & Wholesale	0.2
Leisure Time	0.2
Machinery — Diversified	0.2
Metal Fabricate & Hardware	0.2
Oil & Gas Services	0.2
Shipbuilding	0.2
Apparel	0.1
Cosmetics & Personal Care	0.1
Pipelines	0.1
Transportation	0.1
Machinery — Construction & Mining	0.0
Short-Term Investments and Other Assets and Liabilities (net)	7.7

100.0%

See accompanying Notes to the Financial Statements.	101

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 80.1%

	Australia — 0.4%

190,155	Newcrest Mining, Ltd.*	1,755,468
392,914	Telstra Corp., Ltd.	1,822,243

	Total Australia	3,577,711

	Austria — 0.3%

182	Agrana Beteiligungs AG	18,400
6,652	CA Immobilien Anlagen AG*	132,854
17,593	EVN AG	225,022
8,444	Flughafen Wien AG	705,187
975	Mayr Melnhof Karton AG	103,583
1,752	Oesterreichische Post AG	84,036
13,724	OMV AG	461,940
13,904	Voestalpine AG	549,760

	Total Austria	2,280,782

	Bahamas — 0.0%

1,372	United International Enterprises	265,427

	Belgium — 0.7%

6,763	Befimmo SA REIT	502,264
10,605	Elia System Operator SA	509,546
44,969	Groupe Bruxelles Lambert SA	4,121,922
47	Lotus Bakeries	55,267
8,661	UCB SA	786,440

	Total Belgium	5,975,439

	Bermuda — 0.5%

30,099	Bunge, Ltd.	2,535,239
6,221	China Yuchai International, Ltd.	115,337
9,000	Guoco Group, Ltd.	112,368
24,200	Jardine Matheson Holdings, Ltd.	1,442,320
13,600	Transport International Holdings, Ltd.	25,046
5,000	Wing On Co. International, Ltd.	14,713

	Total Bermuda	4,245,023

	Canada — 4.3%

40,420	Agnico-Eagle Mines, Ltd.	1,171,495
33,300	Bank of Montreal	2,456,193
10,200	Bank of Nova Scotia (The)	632,235
66,862	Barrick Gold Corp.	980,197
55,552	BCE, Inc.	2,375,403
27,200	Canadian Imperial Bank of Commerce‡	2,448,255
66,258	Canadian Natural Resources, Ltd.	2,579,648
24,500	Canadian Tire Corp., Ltd. Class A	2,515,659
88,060	Cenovus Energy, Inc.	2,367,053
30,200	Emera, Inc.	946,630
13,200	Empire Co., Ltd.	920,002

102	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

80,900	Fortis, Inc.‡	2,506,159
30,500	George Weston, Ltd.	2,408,778
91,727	Goldcorp, Inc.	2,112,473
17,600	Jean Coutu Group PJC, Inc. (The) Class A	369,780
245,519	Kinross Gold Corp.*	810,213
33,200	Manitoba Telecom Services, Inc.‡	865,389
92,199	Penn West Petroleum, Ltd.‡	622,343
50,989	Potash Corp. of Saskatchewan, Inc.	1,762,180
14,400	RONA, Inc.	175,756
10,600	Royal Bank of Canada	759,277
35,600	Shaw Communications, Inc. Class B‡	874,431
48,400	Toronto-Dominion Bank	2,393,690
12,700	TransAlta Renewables, Inc.	131,824

	Total Canada	35,185,063

	Cayman Islands — 0.2%

47,104	Fresh Del Monte Produce, Inc.	1,502,618

	Denmark — 0.6%

9,841	Carlsberg A/S Class B	875,097
13,113	ISS A/S*	355,602
1,636	Ringkjoebing Landbobank AS	317,333
3,566	Royal UNIBREW AS*	593,658
7,629	Schouw & Co.	312,011
280,621	TDC AS	2,131,552

	Total Denmark	4,585,253

	France — 4.3%

1,437	Bongrain SA	105,396
59,944	Bouygues SA	1,943,463
6,427	Caisse Regionale de Credit Agricole Mutuel Nord de France	133,556
55,642	Carrefour SA	1,719,287
42,429	Cie de Saint-Gobain	1,942,139
130,161	Danone SA	8,714,571
9,598	Legrand SA	499,476
872	Manutan International	44,536
8,890	Neopost SA	653,491
2,150	Orpea	133,681
124,463	Sanofi	14,081,328
12,030	Sodexo	1,177,456
1,815	Stef	118,377
36,017	Total SA	2,340,896
1,723	Vetoquinol SA	78,466
48,523	Vivendi SA*	1,171,992
5,782	Wendel SA	655,617

	Total France	35,513,728

	Germany — 2.2%

7,960	DaimlerChrysler AG	610,669

See accompanying Notes to the Financial Statements.	103

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

62,294	E.ON AG	1,140,653
26,955	Fielmann AG	1,654,704
4,362	Fraport AG Frankfurt Airport Services Worldwide	286,866
5,885	Fresenius Medical Care AG & Co. KGaA	411,113
42,130	HeidelbergCement AG	2,784,508
4,655	Hornbach Baumarkt AG	176,266
28,457	Merck KGaA	2,625,304
46,460	Rhoen Klinikum AG	1,409,748
90,073	SAP SE	6,497,107
16,323	Stada Arzneimittel AG	649,634

	Total Germany	18,246,572

	Hong Kong — 0.3%

6,500	Aeon Stores Hong Kong Co., Ltd.	8,003
290,500	CLP Holdings, Ltd.	2,330,704
49,372	Hysan Development Co., Ltd.	228,259
33,000	Miramar Hotel & Investment Co., Ltd.	41,308
233,000	Regal Real Estate Investment Trust REIT	61,212
109,000	Sunlight Real Estate Investment Trust REIT	44,077

	Total Hong Kong	2,713,563

	Ireland — 0.4%

59,294	CRH Plc	1,355,355
16,440	Kerry Group Plc	1,159,260
26,941	Willis Group Holdings Plc	1,115,358

	Total Ireland	3,629,973

	Israel — 0.7%

25,758	Azrieli Group	884,350
12,035	Bank Hapoalim, Ltd.	67,843
6,656	Delek Automotive Systems, Ltd.	72,259
81,567	Israel Chemicals, Ltd.	586,654
35,424	Osem Investments, Ltd.	760,013
1,483	Paz Oil Co., Ltd.	234,374
6,159	Strauss Group, Ltd.	113,501
56,191	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,020,266

	Total Israel	5,739,260

	Italy — 0.2%

22,611	Amplifon Spa	126,593
40,855	Italcementi Spa	262,179
305,071	Parmalat Spa	963,452

	Total Italy	1,352,224

	Japan — 6.2%

179,800	Astellas Pharma, Inc.	2,676,634
3,000	AT-Group Co., Ltd.	57,459
5,000	Belc Co., Ltd.	137,427

104	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

62,400	Bic Camera, Inc.‡	588,191
73,900	Canon, Inc.	2,405,396
52,300	Coca-Cola West Co., Ltd.	760,935
21,600	Dydo Drinco, Inc.	852,619
4,000	Fancl Corp.	49,082
17,700	Fanuc, Ltd.	3,196,472
4,500	Fuji Co., Ltd.	89,184
4,800	Fukuda Denshi Co., Ltd.	265,609
5,600	Hirose Electric Co., Ltd.	691,226
86,400	Hoya Corp.	2,901,660
4,500	Idemitsu Kosan Co., Ltd.	95,501
15,300	Inageya Co., Ltd.	165,002
59,900	Ito En, Ltd.‡	1,264,128
42,600	Kasumi Co., Ltd.	387,961
54,900	KDDI Corp.‡	3,299,655
118,700	Kewpie Corp.	2,004,033
7,200	Keyence Corp.	3,128,566
1,000	KFC Holdings Japan, Ltd.	19,645
19,200	Kose Corp.	815,643
316,000	Lion Corp.	1,699,622
6,300	MISUMI Group, Inc.	190,100
67,300	Mitsubishi Estate Co., Ltd.	1,514,472
106,000	Mitsubishi Materials Corp.	343,042
159,000	Morinaga & Co., Ltd.	343,525
163,000	Morinaga Milk Industry Co., Ltd.	524,536
4,800	MOS Food Services, Inc.‡	95,786
95,700	MS&AD Insurance Group Holdings	2,087,262
66,000	Nippon Flour Mills Co., Ltd.	319,486
464,000	Nisshin Oillio Group, Ltd. (The)	1,560,837
20,200	Nissin Foods Holdings Co., Ltd.	1,049,638
3,300	Nitori Holdings Co., Ltd.	204,266
14,700	Noevir Holdings Co., Ltd.	277,530
21,600	Nomura Research Institute, Ltd.	698,045
22,200	NTT DoCoMo, Inc.‡	370,455
9,200	Ohsho Food Service Corp.	355,604
4,500	Okinawa Cellular Telephone Co.	121,058
900	Oriental Land Co., Ltd.	170,122
1,000	Riken Vitamin Co., Ltd.	24,459
15,200	Royal Holdings Co., Ltd.	245,400
60,500	Secom Co., Ltd.‡	3,603,141
19,200	Shimano, Inc.	2,334,910
5,900	Shin-Etsu Chemical Co., Ltd.	385,535
34,000	Showa Sangyo Co., Ltd.	124,290
12,700	SMC Corp.	3,502,211
90,600	Sompo Japan Nipponkoa Holdings, Inc.	2,197,790
9,000	Yamazaki Baking Co., Ltd.	116,013
61,400	Yoshinoya Holdings Co., Ltd.‡	735,490

	Total Japan	51,046,653

See accompanying Notes to the Financial Statements.	105

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Mexico — 0.4%

94,013	Grupo Televisa SAB, Sponsored ADR	3,185,160
19,636	Industrias Penoles SAB de CV	450,304

	Total Mexico	3,635,464

	Netherlands — 1.3%

18,445	Heineken Holding NV	1,220,255
9,417	Heineken NV	704,720
2,451	Sligro Food Group NV	94,605
113,290	TNT Express NV	717,572
188,487	Unilever NV, ADR	7,507,488

	Total Netherlands	10,244,640

	New Zealand — 0.9%

794,903	Air New Zealand, Ltd.	1,201,999
304,283	Argosy Property, Ltd.	238,359
318,774	Auckland International Airport, Ltd.	956,603
63,164	Contact Energy, Ltd.	294,414
105,139	Fisher & Paykel Healthcare Corp., Ltd.	425,324
523,521	Infratil, Ltd.	1,154,805
7,766	Mainfreight, Ltd.	90,374
481,145	Meridian Energy, Ltd.	536,291
11,938	Metlifecare, Ltd.	42,803
193,756	Mighty River Power, Ltd.	387,374
7,205	Nuplex Industries, Ltd.	17,241
262,459	Sky Network Television, Ltd.	1,288,814
188,215	Spark New Zealand, Ltd.	435,712
20,210	Summerset Group Holdings, Ltd.	44,738
2,733	TrustPower, Ltd.	15,572
61,703	Vector, Ltd.	128,893
8,880	Warehouse Group, Ltd. (The)	21,180

	Total New Zealand	7,280,496

	Norway — 1.2%

5,525	Cermaq ASA	83,227
433,303	Norsk Hydro ASA	2,424,648
279,662	Orkla ASA	2,529,814
96,680	Statoil ASA	2,637,240
97,358	Telenor ASA	2,137,321

	Total Norway	9,812,250

	Portugal — 0.4%

555,394	EDP - Energias de Portugal SA	2,424,033
332,581	REN - Redes Energeticas Nacionais SGPS SA	1,121,755
26,062	Sonaecom SGPS SA*	54,981

	Total Portugal	3,600,769

	Russia — 0.1%

98,944	Gazprom OAO, Sponsored ADR	696,565

106	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

4,548	IBS Group Holding, Ltd., Reg S, GDR‡‡‡	145,723

	Total Russia	842,288

	Singapore — 0.4%

7,000	Bukit Sembawang Estates, Ltd.	30,299
53,000	Fraser and Neave, Ltd.	128,832
49,000	Frasers Centrepoint Trust REIT	72,426
20,000	Great Eastern Holdings, Ltd.	374,657
15,000	Hong Leong Finance, Ltd.	31,404
54,000	Indofood Agri Resources, Ltd.	35,145
284,000	M1, Ltd.‡	792,786
65,000	Metro Holdings, Ltd.	45,872
17,000	Raffles Medical Group, Ltd.	51,321
299,000	Sheng Siong Group, Ltd.	155,912
12,000	Singapore Airlines, Ltd.	92,590
556,000	Singapore Post, Ltd.‡	782,577
44,000	Singapore Press Holdings, Ltd.	144,907
101,000	Singapore Telecommunications, Ltd.	300,949
40,000	Venture Corp., Ltd.	238,689
64,000	Yanlord Land Group, Ltd.‡	53,948

	Total Singapore	3,332,314

	South Africa — 0.2%

92,041	AngloGold Ashanti, Ltd., Sponsored ADR* ‡	1,104,492
95,849	Gold Fields, Ltd., Sponsored ADR‡	373,811
5,429	Harmony Gold Mining Co., Ltd., Sponsored ADR* ‡	11,727

	Total South Africa	1,490,030

	South Korea — 0.4%

14,241	Kia Motors Corp.	724,702
22,986	KT&G Corp.	2,058,448
313	Lotte Confectionery Co., Ltd.	646,318

	Total South Korea	3,429,468

	Spain — 0.4%

22,316	Endesa SA	881,946
339,581	Iberdrola SA	2,432,292

	Total Spain	3,314,238

	Sweden — 0.8%

9,269	Axfood AB	480,140
58,270	Hennes & Mauritz AB Class B	2,421,045
55,353	Investor AB Class B	1,959,670
22,836	Svenska Cellulosa AB Class B	545,208
108,318	TeliaSonera AB	750,130

	Total Sweden	6,156,193

See accompanying Notes to the Financial Statements.	107

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	Switzerland — 4.2%

4,460	Allreal Holding AG*	576,929
3,541	Alpiq Holding AG*	372,444
280	APG SGA SA	84,249
4,010	Bank Coop AG	177,523
863	Banque Cantonale de Geneve	195,270
6,343	Basler Kantonalbank	432,160
18	Bell AG	40,502
1,056	Berner Kantonalbank AG	205,011
107,894	Coca-Cola HBC AG*	2,331,582
2,501	Galenica AG	2,201,299
325	Graubuendner Kantonalbank	454,762
1,044	Intershop Holdings	388,973
2,500	Kuehne + Nagel International AG	315,542
227,498	Nestle SA	16,726,044
78,582	Novartis AG	7,414,095
4,153	Swisscom AG	2,357,930
43	Walliser Kantonalbank	32,492

	Total Switzerland	34,306,807

	Thailand — 0.1%

178,200	Bangkok Bank PCL NVDR	1,121,135

	United Kingdom — 5.1%

20,769	Anglo American Plc	465,988
8,527	AstraZeneca Plc	613,973
29,141	Berkeley Group Holdings Plc	1,062,944
43,764	BP Plc, Sponsored ADR	1,923,428
57,590	British American Tobacco Plc	3,250,866
14,711	Cranswick Plc	316,711
7,454	Dairy Crest Group Plc	46,373
92,387	Fresnillo Plc	1,138,276
120,028	GlaxoSmithKline Plc	2,749,464
107,864	Greggs Plc	1,035,193
50,619	Imperial Tobacco Group Plc	2,186,105
2,851	Liberty Global Plc Class A*	122,018
6,141,591	Lloyds TSB Group Plc*	7,653,516
49,628	Lookers Plc	107,809
15,613	Next Plc	1,671,793
60,713	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	2,325,797
25,230	Smith & Nephew Plc	425,377
105,148	SSE Plc	2,637,027
20,112	Stock Spirits Group Plc	95,075
25,341	Synergy Health Plc	601,845
95,511	Tate & Lyle Plc	915,865
3,182,462	Tesco Plc	9,606,521
207,622	WM Morrison Supermarkets Plc	566,475

	Total United Kingdom	41,518,439

108	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	United States — 42.9%

21,912	3M Co.	3,104,492
1,583	Alleghany Corp.*	661,931
12,291	Alliant Techsystems, Inc.	1,568,823
59,640	Altria Group, Inc.	2,739,862
53,434	Amdocs, Ltd.	2,451,552
48,964	American Express Co.	4,286,309
14,418	American International Group, Inc.	778,860
15,530	Amsurg Corp.*	777,276
4,872	Apollo Residential Mortgage, Inc. REIT	75,175
49,097	Archer-Daniels-Midland Co.	2,508,857
70,731	AT&T, Inc.	2,492,560
298	Atrion Corp.	90,893
12,759	Automatic Data Processing, Inc.	1,060,018
22,672	Avista Corp.	692,176
294,225	Bank of New York Mellon Corp. (The)	11,395,334
59,272	BB&T Corp.	2,205,511
1,970	Becton Dickinson and Co.	224,206
6,423	Bed Bath & Beyond, Inc.*	422,826
14	Berkshire Hathaway, Inc. Class A*	2,896,600
11,357	Brown & Brown, Inc.	365,128
5,606	CA, Inc.	156,632
88,038	Cablevision Systems Corp.	1,541,545
9,751	CACI International, Inc. Class A*	694,954
173,538	Capitol Federal Financial, Inc.	2,051,219
5,494	CenturyLink, Inc.	224,650
5,742	Charles River Laboratories International, Inc.*	343,027
3,856	Chemed Corp.‡	396,782
36,594	Church & Dwight Co., Inc.	2,567,435
26,863	Cigna Corp.	2,436,205
34,520	Cincinnati Financial Corp.	1,624,166
48,180	Cintas Corp.	3,401,026
38,386	Cisco Systems, Inc.	966,176
27,551	Clorox Co. (The)	2,645,998
1,504	Coca-Cola Bottling Co. Consolidated	112,244
71,162	Coca-Cola Co. (The)	3,035,771
58,790	Colgate-Palmolive Co.	3,834,284
79,268	Comcast Corp. Class A	4,240,838
7,587	Commvault Systems, Inc.*	382,385
14,219	Computer Sciences Corp.	869,492
58,073	ConocoPhillips	4,443,746
4,895	Costco Wholesale Corp.	613,441
20,421	CVS Health Corp.	1,625,307
12,827	Deere & Co.‡	1,051,686
48,909	DENTSPLY International, Inc.	2,230,250
29,787	Devon Energy Corp.	2,030,878
88,310	DIRECTV*	7,640,581
12,482	Dr Pepper Snapple Group, Inc.	802,717
25,509	DST Systems, Inc.	2,140,715
264,216	eBay, Inc.*	14,962,552

See accompanying Notes to the Financial Statements.	109

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	United States — continued

93,129	Empire District Electric Co. (The)	2,249,065
10,709	Energizer Holdings, Inc.	1,319,456
26,579	Entergy Corp.	2,055,354
7,755	Exxon Mobil Corp.	729,358
12,244	Factset Research Systems, Inc.‡	1,488,013
1,442	First American Financial Corp.	39,107
11,310	General Mills, Inc.	570,590
9,001	Google, Inc. Class A*	5,296,278
6,778	Google, Inc. Class C*	3,913,346
16,163	H&R Block, Inc.	501,215
35,320	Harris Corp.	2,345,248
39,388	HealthSouth Corp.	1,453,417
20,820	Henry Schein, Inc.*	2,424,905
58,448	Hill-Rom Holdings, Inc.	2,421,501
67,762	Home Depot, Inc. (The)	6,216,486
1,712	ICU Medical, Inc.*	109,876
138,722	Intel Corp.	4,830,300
40,279	Jack Henry & Associates, Inc.	2,241,929
21,429	Johnson & Johnson	2,284,117
29,546	Kaiser Aluminum Corp.	2,251,996
35,961	Kellogg Co.	2,215,198
23,078	Kimberly-Clark Corp.	2,482,500
23,554	Laboratory Corp. of America Holdings*	2,396,619
38,066	LifePoint Hospitals, Inc.*	2,633,787
50,946	Linear Technology Corp.	2,261,493
11,734	Lockheed Martin Corp.	2,144,741
218,783	Lowe’s Cos., Inc.	11,577,996
11,661	Martin Marietta Materials, Inc.	1,503,569
93,013	Mastercard, Inc. Class A	6,875,521
58,772	McDonald’s Corp.	5,572,173
38,681	MEDNAX, Inc.*	2,120,492
37,223	Medtronic, Inc.	2,305,965
431,199	Microsoft Corp.	19,990,386
21,431	Motorola Solutions, Inc.	1,356,154
3,891	National Healthcare Corp.	215,989
44,672	National Oilwell Varco, Inc.	3,399,539
8,604	NetApp, Inc.	369,628
14,807	Newmont Mining Corp.	341,301
16,243	Northrop Grumman Corp.	2,140,178
20,477	NOW, Inc.* ‡	622,706
39,410	Omnicare, Inc.	2,453,667
39,679	Omnicom Group, Inc.	2,732,296
426,177	Oracle Corp.	16,314,056
35,226	Owens & Minor, Inc.‡	1,153,299
45,744	Patterson Cos., Inc.	1,895,174
3,738	People’s United Financial, Inc.	54,089
26,660	PepsiCo, Inc.	2,481,779
29,415	Philip Morris International, Inc.	2,453,211
36,312	Plum Creek Timber Co., Inc. REIT	1,416,531

110	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares	Description	Value ($)

	United States — continued

18,358	Premier, Inc. Class A*	603,244
11,200	Procter & Gamble Co. (The)	937,888
32,935	QUALCOMM, Inc.	2,462,550
21,354	Quest Diagnostics, Inc.	1,295,761
17,381	Rayonier, Inc. REIT	541,244
5,121	Reliance Steel & Aluminum Co.	350,276
4,031	Ross Stores, Inc.	304,663
6,024	San Juan Basin Royalty Trust	114,456
23,440	Scotts Miracle-Gro Co. (The) Class A	1,289,200
103,231	State Street Corp.	7,598,834
44,158	Steel Dynamics, Inc.	998,412
13,880	STERIS Corp.	748,965
2,512	Sykes Enterprises, Inc.*	50,190
27,206	Sysco Corp.	1,032,468
186,265	Target Corp.	11,675,090
1,850	Teleflex, Inc.	194,324
4,319	TeleTech Holdings, Inc.*	106,161
49,589	Teradata Corp.*	2,078,771
8,700	Universal Corp.‡	386,193
1,299	Universal Health Services, Inc. Class B	135,746
132,026	US Bancorp	5,522,648
2,464	Vectren Corp.	98,314
38,776	VeriSign, Inc.*	2,137,333
54,291	Visa, Inc. Class A	11,584,071
18,566	Vulcan Materials Co.	1,118,230
186,889	Wal-Mart Stores, Inc.	14,291,402
13,501	WellPoint, Inc.	1,614,990
156,236	Wells Fargo & Co.	8,103,961
23,110	Westar Energy, Inc.	788,513
61,637	Weyerhaeuser Co. REIT	1,963,755
33,799	WR Berkley Corp.	1,615,592
12,468	Xilinx, Inc.	528,020
168,262	Yum! Brands, Inc.	12,111,499

	Total United States	352,469,449

	TOTAL COMMON STOCKS (COST $607,113,658)	658,413,269

	INVESTMENT COMPANY — 1.4%

	United States — 1.4%

101,352	SPDR Gold Shares*	11,778,116

	TOTAL INVESTMENT COMPANY (COST $13,968,920)	11,778,116

	PREFERRED STOCKS — 0.2%

	Germany — 0.2%

15,702	Henkel AG & Co. KGaA, 1.58%	1,568,198
1,433	Hornbach Holding AG, 1.30%	113,321

	Total Germany	1,681,519

See accompanying Notes to the Financial Statements.	111

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Shares		Description	Value ($)

		Japan — 0.0%

113		Shinkin Central Bank, 3.14%	214,370

		Sweden — 0.0%

10,055		Sagax AB, 5.78%	48,543

		TOTAL PREFERRED STOCKS (COST $2,205,341)	1,944,432

		WARRANTS — 0.1%

		United States — 0.1%

34,589		JPMorgan Chase & Co., Strike Price $0.00, Expires 10/28/18*	695,585

		TOTAL WARRANTS (COST $520,145)	695,585

Par Value**		Description	Value ($)

		DEBT OBLIGATIONS

		Sovereign Debt Obligation — 0.1%

734,000	SGD	Singapore Government Bond, 2.38%, due 04/01/17	599,206

		TOTAL DEBT OBLIGATIONS (COST $619,633)	599,206

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 15.3%

		Bank Deposit — 12.8%

104,830,994		State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/14	104,830,994

		Securities Lending Collateral — 2.5%

20,512,093		State Street Navigator Securities Lending Prime Portfolio***	20,512,093

		TOTAL SHORT-TERM INVESTMENTS (COST $125,343,087)	125,343,087

		TOTAL INVESTMENTS — 97.2% (Cost $749,770,784)	798,773,695

		Other Assets and Liabilities (net) — 2.8%	22,848,145

		NET ASSETS — 100.0%	$821,621,840

112	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2014 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

***	Represents an investment of securities lending cash collateral.

‡	All or a portion of this security is out on loan.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

See accompanying Notes to the Financial Statements.	113

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

A summary of outstanding financial instruments at September 30, 2014 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Sales
02/12/15	EUR	Bank of New York	1,239,000	$1,566,743	$92,302
11/19/14	EUR	Bank of New York	1,383,000	1,747,648	177,592
03/18/15	EUR	Goldman Sachs	1,330,000	1,682,292	42,651
12/17/14	EUR	HSBC Bank USA	43,000	54,349	3,851
01/14/15	EUR	JPMorgan Chase Bank	91,000	115,044	8,901
10/15/14	EUR	UBS AG	1,073,000	1,355,580	131,388
02/12/15	GBP	Bank of New York	100,000	161,906	4,700
11/19/14	GBP	Bank of New York	51,000	82,644	3,738
03/18/15	GBP	Goldman Sachs	5,000	8,092	13
12/17/14	GBP	HSBC Bank USA	79,000	127,986	4,480
01/14/15	GBP	JPMorgan Chase Bank	34,000	55,067	3,028
10/15/14	GBP	UBS AG	48,000	77,807	2,565
11/19/14	JPY	Bank of New York	182,374,000	1,663,094	131,722
03/18/15	JPY	Goldman Sachs	284,757,000	2,600,435	71,208
12/17/14	JPY	HSBC Bank USA	69,526,000	634,249	47,880
01/14/15	JPY	JPMorgan Chase Bank	182,342,000	1,664,140	138,131
10/15/14	JPY	UBS AG	168,161,000	1,533,121	118,496

					$982,646

Currency Abbreviations

EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
SGD	Singapore Dollar

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
117	MSCI EAFE E-mini Index	December 2014	$10,762,245	$(330,850)
159	S&P 500 E-mini Index	December 2014	15,625,725	(165,563)
8	S&P/TSX 60 Index	December 2014	1,232,983	(39,858)

				$(536,271)

114	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Retail	9.2
Food	8.4
Banks	6.6
Software	5.4
Pharmaceuticals	5.2
Telecommunications	3.9
Internet	3.2
Electric	3.1
Commercial Services	3.0
Oil & Gas	2.8
Media	2.3
Agriculture	2.1
Health Care — Services	2.1
Insurance	2.1
Beverages	2.0
Mining	1.8
Health Care — Products	1.6
Commodity Fund	1.4
Computers	1.3
Electronics	1.3
Household Products & Wares	1.3
Building Materials	1.0
Semiconductors	1.0
Cosmetics & Personal Care	0.9
Aerospace & Defense	0.8
Holding Companies — Diversified	0.7
Diversified Financial Services	0.6
REITS	0.6
Oil & Gas Services	0.5
Real Estate	0.5
Chemicals	0.4
Engineering & Construction	0.4
Hand & Machine Tools	0.4
Machinery — Diversified	0.4
Miscellaneous — Manufacturing	0.4
Textiles	0.4
Advertising	0.3
Electrical Components & Equipment	0.3
Leisure Time	0.3
Metal Fabricate & Hardware	0.3
Auto Manufacturers	0.2
Investment Companies	0.2
Iron & Steel	0.2
Savings & Loans	0.2
Transportation	0.2
Airlines	0.1
Distribution & Wholesale	0.1
Forest Products & Paper	0.1
Home Builders	0.1
Office & Business Equipment	0.1
Sovereign	0.1

See accompanying Notes to the Financial Statements.	115

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Auto Parts & Equipment	0.0
Biotechnology	0.0
Energy — Alternate Sources	0.0
Entertainment	0.0
Gas	0.0
Packaging & Containers	0.0
Short-Term Investments and Other Assets and Liabilities (net)	18.1

100.0%

116	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities

September 30, 2014 (Unaudited)

	Mercer US Large Cap Growth Equity Fund	Mercer US Large Cap Value Equity Fund	Mercer US Small/Mid Cap Growth Equity Fund	Mercer US Small/Mid Cap Value Equity Fund
Assets
Investments, at value(a)	$361,352,831	$362,544,130	$434,243,271	$409,548,816
Cash	761	—	—	1,840
Receivable for investments sold	113,180	931,140	2,146,308	5,475,325
Dividend and interest receivable	243,942	468,637	115,820	338,498
Unrealized appreciation on open forward foreign currency contracts	—	196,539	—	—
Cash collateral held at broker on open future contracts	566,200	677,100	554,900	626,200
Receivable for expenses reimbursed by Advisor	26	51	—	—
Foreign tax reclaims receivable	48,080	9,711	—	—
Securities lending income receivable	2,560	3,335	24,517	34,540
Prepaid expenses	5,037	5,110	5,599	5,679

Total assets	362,332,617	364,835,753	437,090,415	416,030,898

Liabilities
Payable for investments purchased	700,060	878,842	3,222,849	3,639,267
Unrealized depreciation on open forward foreign currency contracts	—	9,583	—	—
Variation margin payable on open futures contracts	20,724	35,998	138,231	126,803
Obligation to return securities lending collateral	9,819,336	8,777,252	44,929,420	30,754,854
Payable to affiliate for:
Advisor fee	160,609	157,356	296,400	294,411
Trustees fees	4,390	4,423	4,190	4,013
Accrued expenses	71,757	60,840	67,460	78,214

Total liabilities	10,776,876	9,924,294	48,658,550	34,897,562

Net assets	$351,555,741	$354,911,459	$388,431,865	$381,133,336

Net assets consist of:
Paid-in capital	221,477,730	243,215,040	297,089,302	306,093,148
Accumulated undistributed (distributions in excess of) net investment income	917,356	4,201,924	(276,947)	469,435
Accumulated net realized gain	86,960,338	45,213,363	47,143,075	73,123,906
Net unrealized appreciation on investments, futures contracts and foreign currencies	42,200,317	62,281,132	44,476,435	1,446,847

Net assets	$351,555,741	$354,911,459	$388,431,865	$381,133,336

Net assets attributable to:
Class Y-3 shares	$351,555,741	$354,911,459	$388,431,865	$381,133,336

Shares outstanding:
Class Y-3	25,699,568	26,917,500	31,758,722	35,883,967

Net asset value per share:
Class Y-3	$13.68	$13.19	$12.23	$10.62

(a) Investments, at cost	318,952,017	300,255,254	389,122,128	407,461,033

See accompanying Notes to the Financial Statements.	117

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2014 (Unaudited)

	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund
Assets
Investments, at value(a)	$2,081,216,056	$1,017,704,354	$279,488,785	$964,187,306
Foreign currency, at value(b)	6,510,026	—	555,504	1,939,333
Cash	—	—	5,496	—
Receivable for investments sold	9,375,552	4,966,765	1,162,051	819,613
Receivable for TBA securities sold	—	33,981,874	—	—
Dividend and interest receivable	4,477,444	6,831,552	4,638,037	1,614,553
Unrealized appreciation on open forward foreign currency contracts	—	—	4,691,179	5,562,606
Cash collateral held at broker on open future contracts	3,812,000	—	306,560	4,533,449
Receivable for variation margin on open futures contracts	—	—	—	42,823
Receivable for expenses reimbursed by Advisor	—	—	17,052	—
Foreign tax reclaims receivable	1,272,214	—	65,287	8,432
Securities lending income receivable	38,066	268	—	14,062
Prepaid expenses	29,742	13,197	4,727	14,709

Total assets	2,106,731,100	1,063,498,010	290,934,678	978,736,886

Liabilities
Payable for investments purchased	15,575,986	24,007,203	2,777,694	1,283,209
Payable for TBA and when-issued securities purchased	—	70,132,944	1,600,000	—
Due to custodian	—	10,506	—	269,758
Written options, at value(c)	—	21,047	—	—
Synthetic futures, at value	—	—	—	874,685
Payable for variation margin on open swap contracts	—	9,229	—	—
Unrealized depreciation on open forward foreign currency contracts	—	—	3,678,132	9,520,965
Variation margin payable on open futures contracts	9,551	2,100	93,446	24,130
Obligation to return securities lending collateral	113,444,072	1,738,208	—	39,219,929
Payable to affiliate for:
Advisor fee	1,224,947	273,560	188,627	638,592
Trustees fees	19,379	10,189	543	4,474
TBA Sale Commitments(d)	—	4,599,844	—	—
Interest payable on TBA securities	—	5,688	—	—
Accrued expenses	596,653	221,350	112,206	2,581,731

Total liabilities	130,870,588	101,031,868	8,450,648	54,417,473

Net assets	$1,975,860,512	$962,466,142	$282,484,030	$924,319,413

Net assets consist of:
Paid-in capital	1,639,944,164	914,063,170	279,263,233	891,153,851
Accumulated undistributed net investment income	41,677,767	19,401,617	10,559,315	18,913,207
Accumulated net realized gain (loss)	167,552,968	15,377,881	2,110,014	(3,198,672)
Net unrealized appreciation (depreciation) on investments, futures contracts, options written, short sales, swap contracts and foreign currencies	126,685,613	13,623,474	(9,448,532)	17,451,027

Net assets	$1,975,860,512	$962,466,142	$282,484,030	$924,319,413

118	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2014 (Unaudited)

	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund
Net assets attributable to:
Class Y-3 shares	$1,975,860,512	$962,466,142	$282,484,030	$924,319,413

Shares outstanding:
Class Y-3	169,866,828	90,491,278	27,506,740	89,780,932

Net asset value per share:
Class Y-3	$11.63	$10.64	$10.27	$10.30

(a) Investments, at cost	1,951,574,318	1,004,112,495	289,608,898	937,365,453

(b) Foreign currency, at cost	6,603,893	—	566,323	2,014,531

(c) Premiums on written options	—	49,017	—	—

(d) Proceeds for TBA Sale Commitments	—	4,606,875	—	—

See accompanying Notes to the Financial Statements.	119

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2014 (Unaudited)

Mercer Global Low Volatility Equity Fund
Assets
Investments, at value(a)	$798,773,695
Foreign currency, at value(b)	1,118,886
Receivable for investments sold	1,017,583
Receivable for Fund shares sold	40,500,000
Dividend and interest receivable	841,575
Unrealized appreciation on open forward foreign currency contracts	982,646
Cash collateral held at broker on open future contracts	1,229,017
Foreign tax reclaims receivable	394,548
Securities lending income receivable	13,784
Prepaid expenses	11,400

Total assets	844,883,134

Liabilities
Payable for investments purchased	2,069,392
Variation margin payable on open futures contracts	33,520
Obligation to return securities lending collateral	20,512,093
Payable to affiliate for:
Advisor fee	490,421
Trustees fees	5,402
Accrued expenses	150,466

Total liabilities	23,261,294

Net assets	$821,621,840

Net assets consist of:
Paid-in capital	725,598,120
Accumulated undistributed net investment income	7,285,221
Accumulated net realized gain	39,380,743
Net unrealized appreciation on investments, futures contracts and foreign currencies	49,357,756

Net assets	$821,621,840

Net assets attributable to:
Class Y-3 shares	$821,621,840

Shares outstanding:
Class Y-3	66,365,995

Net asset value per share:
Class Y-3	$12.38

(a) Investments, at cost	749,770,784

(b) Foreign currency, at cost	1,131,596

120	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Operations

For the Six Months Ended September 30, 2014 (Unaudited)

	Mercer US Large Cap Growth Equity Fund	Mercer US Large Cap Value Equity Fund	Mercer US Small/Mid Cap Growth Equity Fund	Mercer US Small/Mid Cap Value Equity Fund
Investment Income:
Interest	$938	$824	$1,235	$1,111
Dividends	1,703,326	3,746,638	1,471,565	2,294,150
Securities lending income	27,351	21,065	199,491	194,959
Withholding taxes	(62,369)	(31,217)	(9,735)	(57,070)

Total investment income	1,669,246	3,737,310	1,662,556	2,433,150

Expenses:
Advisory fees	1,001,624	971,114	1,790,078	1,780,617
Transfer agent fees	11,125	11,357	11,303	11,263
Custodian and fund accounting fees	59,521	63,313	84,658	80,175
Audit fees	22,262	22,370	25,166	27,959
Legal fees	25,219	24,761	26,249	28,773
Trustees fees	10,539	10,572	11,168	10,828
Registration fees	11,630	11,630	11,630	11,693
Interest expense	252	284	378	314
Miscellaneous	15,993	15,937	16,502	16,035

Total expenses	1,158,165	1,131,338	1,977,132	1,967,657
Fee reductions	(11,125)	(11,357)	(11,303)	(11,263)
Reimbursement of expenses	(81,668)	(77,012)	(27,240)	(32,022)

Net expenses	1,065,372	1,042,969	1,938,589	1,924,372

Net investment income (loss)	603,874	2,694,341	(276,033)	508,778

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	58,363,548	35,984,916	24,770,463	20,949,198
Closed futures contracts	905,184	509,101	292,668	369,764
Forward foreign currency contracts and foreign currency related transactions	—	(50,026)	(519)	8

Net realized gain	59,268,732	36,443,991	25,062,612	21,318,970

Change in net unrealized appreciation (depreciation) on:
Investments	(44,998,630)	(23,829,648)	(30,060,616)	(33,933,911)
Open futures contracts	(200,497)	(194,411)	(644,708)	(640,916)
Forward foreign currency contracts and foreign currency related translations	—	210,191	—	(36)

Change in net unrealized appreciation (depreciation)	(45,199,127)	(23,813,868)	(30,705,324)	(34,574,863)

Net realized and unrealized gain (loss)	14,069,605	12,630,123	(5,642,712)	(13,255,893)

Net increase (decrease) in net assets resulting from operations	$14,673,479	$15,324,464	$(5,918,745)	$(12,747,115)

See accompanying Notes to the Financial Statements.	121

Mercer Funds

Statements of Operations (Continued)

For the Six Months Ended September 30, 2014 (Unaudited)

	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund
Investment Income:
Interest	$5,428	$14,525,581	$9,209,702	$6,448
Dividends	37,417,438	90,366	14,219	20,698,080
Securities lending income	901,553	2,845	—	82,427
Withholding taxes	(3,348,969)	—	(95,312)	(2,076,636)
Other income	9,125	98	4,341	—

Total investment income	34,984,575	14,618,890	9,132,950	18,710,319

Expenses:
Advisory fees	7,509,706	1,685,553	1,188,780	3,818,807
Transfer agent fees	11,304	11,266	11,151	11,367
Custodian and fund accounting fees	757,693	251,666	154,938	750,725
Audit fees	66,580	34,708	33,128	45,686
Legal fees	125,112	69,945	26,028	50,629
Trustees fees	54,181	28,657	6,373	22,254
Registration fees	13,876	11,402	14,004	10,240
Interest expense	1,249	—	342	5,260
Miscellaneous	80,575	44,991	8,358	30,885

Total expenses	8,620,276	2,138,188	1,443,102	4,745,853
Fee reductions	(11,304)	(11,266)	(11,151)	(11,367)
Reimbursement of expenses	—	(229,963)	(94,230)	(145,271)

Net expenses	8,608,972	1,896,959	1,337,721	4,589,215

Net investment income	26,375,603	12,721,931	7,795,229	14,121,104

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	61,122,745	12,264,166	3,120,133	6,463,367
Swap contracts	—	(274,182)	—	—
Closed futures contracts	(614,958)	(539,437)	(432,524)	7,450,103
Written option contracts	—	(659)	—	—
Forward foreign currency contracts and foreign currency related transactions	(770,244)	(32,949)	(143,480)	(793,077)

Net realized gain	59,737,543	11,416,939	2,544,129	13,120,393

Change in net unrealized appreciation (depreciation) on:
Investments	(131,550,263)	(3,526,384)	(14,951,990)	11,180,093
TBA Sale Commitments	—	7,031	—	—
Swap contracts	—	(33,217)	—	—
Open futures contracts	(2,508,979)	29,963	(162,792)	(4,022,225)
Written option contracts	—	25,688	—	—
Forward foreign currency contracts and foreign currency related translations	(448,775)	30,053	327,010	(6,418,945)

Change in net unrealized appreciation (depreciation)	(134,508,017)	(3,466,866)	(14,787,772)	738,923

Net realized and unrealized gain (loss)	(74,770,474)	7,950,073	(12,243,643)	13,859,316

Net increase (decrease) in net assets resulting from operations	$(48,394,871)	$20,672,004	$(4,448,414)	$27,980,420

122	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Operations (Continued)

September 30, 2014 (Unaudited)

Mercer Global Low Volatility Equity Fund
Investment Income:
Interest	$11,274
Dividends	10,007,014
Securities lending income	204,430
Withholding taxes	(743,612)

Total investment income	9,479,106

Expenses:
Advisory fees	2,886,565
Transfer agent fees	11,128
Custodian and fund accounting fees	173,599
Audit fees	30,697
Legal fees	47,655
Trustees fees	19,584
Registration fees	10,180
Interest expense	5,994
Miscellaneous	27,961

Total expenses	3,213,363
Fee reductions	(11,128)
Recapture of expenses	55,146

Net expenses	3,257,381

Net investment income	6,221,725

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	24,824,681
Closed futures contracts	1,421,344
Forward foreign currency contracts and foreign currency related transactions	246,046

Net realized gain	26,492,071

Change in net unrealized appreciation (depreciation) on:
Investments	(26,552,451)
Open futures contracts	(536,271)
Forward foreign currency contracts and foreign currency related translations	785,182

Change in net unrealized appreciation (depreciation)	(26,303,540)

Net realized and unrealized gain (loss)	188,531

Net increase in net assets resulting from operations	$6,410,256

See accompanying Notes to the Financial Statements.	123

Mercer Funds

Statements of Changes in Net Assets

	Mercer US Large Cap Growth Equity Fund		Mercer US Large Cap Value Equity Fund
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$603,874	$1,954,495	$2,694,341	$6,572,337
Net realized gain (loss)	59,268,732	91,017,590	36,443,991	100,626,817
Change in net unrealized appreciation (depreciation)	(45,199,127)	(6,335,436)	(23,813,868)	(574,973)

Net increase in net assets resulting from operations	14,673,479	86,636,649	15,324,464	106,624,181

Distributions to shareholders from:
Net investment income
Class Y-3	—	(2,145,143)	—	(6,835,803)

Total distributions from net investment income	—	(2,145,143)	—	(6,835,803)

Net realized gains
Class Y-3	—	(81,475,198)	—	—

Total distributions from net realized gains	—	(81,475,198)	—	—

Net share transactions (See Note 7):
Class Y-3	(21,979,974)	(109,941,413)	(30,890,867)	(205,208,131)

Decrease in net assets resulting from net shares transactions	(21,979,974)	(109,941,413)	(30,890,867)	(205,208,131)

Net decrease in net assets	(7,306,495)	(106,925,105)	(15,566,403)	(105,419,753)

Net assets:
Beginning of period	358,862,236	465,787,341	370,477,862	475,897,615

End of period	$351,555,741	$358,862,236	$354,911,459	$370,477,862

Undistributed net investment income included in net assets at end of period	$917,356	$313,482	$4,201,924	$1,507,583

124	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer US Small/Mid Cap Growth Equity Fund		Mercer US Small/Mid Cap Value Equity Fund
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(276,033)	$(714,770)	$508,778	$1,506,232
Net realized gain (loss)	25,062,612	79,466,661	21,318,970	103,295,900
Change in net unrealized appreciation (depreciation)	(30,705,324)	3,771,797	(34,574,863)	(28,294,070)

Net increase (decrease) in net assets resulting from operations	(5,918,745)	82,523,688	(12,747,115)	76,508,062

Distributions to shareholders from:
Net investment income
Class Y-3	—	—	—	(3,068,973)

Total distributions from net investment income	—	—	—	(3,068,973)

Net realized gains
Class Y-3	—	(61,044,497)	—	(68,563,917)

Total distributions from net realized gains	—	(61,044,497)	—	(68,563,917)

Net share transactions (See Note 7):
Class Y-3	(3,009,510)	(66,199,365)	5,168,777	(45,575,148)

Increase (decrease) in net assets resulting from net shares transactions	(3,009,510)	(66,199,365)	5,168,777	(45,575,148)

Net decrease in net assets	(8,928,255)	(44,720,174)	(7,578,338)	(40,699,976)

Net assets:
Beginning of period	397,360,120	442,080,294	388,711,674	429,411,650

End of period	$388,431,865	$397,360,120	$381,133,336	$388,711,674

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(276,947)	$(914)	$469,435	$(39,343)

See accompanying Notes to the Financial Statements.	125

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Non-US Core Equity Fund		Mercer Core Fixed Income Fund
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$26,375,603	$48,183,287	$12,721,931	$25,132,191
Net realized gain (loss)	59,737,543	309,450,586	11,416,939	5,055,181
Change in net unrealized appreciation (depreciation)	(134,508,017)	25,188,540	(3,466,866)	(26,672,103)

Net increase (decrease) in net assets resulting from operations	(48,394,871)	382,822,413	20,672,004	3,515,269

Distributions to shareholders from:
Net investment income
Class Y-3	—	(51,237,787)	—	(24,984,359)

Total distributions from net investment income	—	(51,237,787)	—	(24,984,359)

Net realized gains
Class Y-3	—	(85,693,489)	—	(5,718,416)

Total distributions from net realized gains	—	(85,693,489)	—	(5,718,416)

Net share transactions (See Note 7):
Class Y-3	142,779,749	(503,345,330)	(134,645,339)	10,374,161

Increase (decrease) in net assets resulting from net shares transactions	142,779,749	(503,345,330)	(134,645,339)	10,374,161

Net increase (decrease) in net assets	94,384,878	(257,454,193)	(113,973,335)	(16,813,345)

Net assets:
Beginning of period	1,881,475,634	2,138,929,827	1,076,439,477	1,093,252,822

End of period	$1,975,860,512	$1,881,475,634	$962,466,142	$1,076,439,477

Undistributed net investment income included in net assets at end of period	$41,677,767	$15,302,164	$19,401,617	$6,679,686

126	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Opportunistic Fixed Income Fund		Mercer Emerging Markets Equity Fund
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014(a)	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$7,795,229	$4,292,757	$14,121,104	$11,005,996
Net realized gain (loss)	2,544,129	342,549	13,120,393	(8,563,018)
Change in net unrealized appreciation (depreciation)	(14,787,772)	5,339,240	738,923	(7,069,259)

Net increase (decrease) in net assets resulting from operations	(4,448,414)	9,974,546	27,980,420	(4,626,281)

Distributions to shareholders from:
Net investment income
Class Y-3	—	(1,909,755)	—	(12,069,442)

Total distributions from net investment income	—	(1,909,755)	—	(12,069,442)

Net realized gains
Class Y-3	—	(370,327)	—	(1,819,134)

Total distributions from net realized gains	—	(370,327)	—	(1,819,134)

Net share transactions (See Note 7):
Class Y-3	26,351,595	252,886,385	33,416,152	364,353,169

Increase in net assets resulting from net shares transactions	26,351,595	252,886,385	33,416,152	364,353,169

Net increase in net assets	21,903,181	260,580,849	61,396,572	345,838,312

Net assets:
Beginning of period	260,580,849	—	862,922,841	517,084,529

End of period	$282,484,030	$260,580,849	$924,319,413	$862,922,841

Undistributed net investment income included in net assets at end of period	$10,559,315	$2,764,086	$18,913,207	$4,792,103

(a)	The Fund commenced operations on August 21, 2013.

See accompanying Notes to the Financial Statements.	127

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Global Low Volatility Equity Fund
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$6,221,725	$7,607,943
Net realized gain (loss)	26,492,071	31,607,054
Change in net unrealized appreciation (depreciation)	(26,303,540)	50,942,173

Net increase in net assets resulting from operations	6,410,256	90,157,170

Distributions to shareholders from:
Net investment income
Class Y-3	—	(8,930,712)

Total distributions from net investment income	—	(8,930,712)

Net realized gains
Class Y-3	—	(19,639,446)

Total distributions from net realized gains	—	(19,639,446)

Net share transactions (See Note 7):
Class Y-3	72,570,190	379,824,244

Increase in net assets resulting from net shares transactions	72,570,190	379,824,244

Net increase in net assets	78,980,446	441,411,256

Net assets:
Beginning of period	742,641,394	301,230,138

End of period	$821,621,840	$742,641,394

Undistributed net investment income included in net assets at end of period	$7,285,221	$1,063,496

128	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund

Financial Highlights

	Period Ended 09/30/14 (Unaudited)		Year Ended 03/31/14	Year Ended 03/31/13	Year Ended 03/31/12	Year Ended 03/31/11		Year Ended 03/31/10
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$13.16		$13.56	$13.27	$12.19	$10.08		$6.85

Net investment income†	0.02		0.07	0.08	0.04	0.03		0.05
Net realized and unrealized gain on investments	0.50		3.11	0.68	1.06	2.12		3.23

Total from investment operations	0.52		3.18	0.76	1.10	2.15		3.28

Less dividends and distributions:
From net investment income	—		(0.09)	(0.08)	(0.02)	(0.04)		(0.05)
From net realized gain on investments	—		(3.49)	(0.39)	—	—		—

Total dividends and distributions	—		(3.58)	(0.47)	(0.02)	(0.04)		(0.05)

Net asset value at end of period	$13.68		$13.16	$13.56	$13.27	$12.19		$10.08

Total investment return(a)	3.95	%**	23.99%	6.03%	9.08%	21.38%		47.85%

Ratios/Supplemental Data:
Net investment income to average net assets	0.33	%*	0.48%	0.61%	0.33%	0.27%		0.54%
Net expenses to average daily net assets	0.59	%*(b)	0.57%	0.57%	0.57%	0.57%		0.57%
Total expenses (before reductions and reimbursements) to average daily net assets	0.64	%*(b)	0.63%	0.63%	0.63%	0.64%		0.66%
Portfolio turnover rate	82	%**	50%	65%	64%	106	%(c)	102%
Net assets at end of period (in 000’s)	$351,556		$358,862	$465,787	$465,641	$427,840		$359,792

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(b)	Includes interest expense that amounts to less than 0.01%.
(c)	Portfolio turnover calculation does not include $23,568,413 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	129

Mercer US Large Cap Value Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/14 (Unaudited)		Year Ended 03/31/14	Year Ended 03/31/13	Year Ended 03/31/12	Year Ended 03/31/11		Year Ended 03/31/10
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$12.66		$9.95	$8.71	$8.25	$7.52		$5.18

Net investment income†	0.10		0.18	0.18	0.16	0.11		0.11
Net realized and unrealized gain on investments	0.43		2.75	1.26	0.45	0.72		2.37

Total from investment operations	0.53		2.93	1.44	0.61	0.83		2.48

Less dividends and distributions:
From net investment income	—		(0.22)	(0.20)	(0.15)	(0.10)		(0.14)

Total dividends and distributions	—		(0.22)	(0.20)	(0.15)	(0.10)		(0.14)

Net asset value at end of period	$13.19		$12.66	$9.95	$8.71	$8.25		$7.52

Total investment return(a)	4.19	%**	29.54%	16.71%	7.69%	11.07%		47.96%

Ratios/Supplemental Data:
Net investment income to average net assets	1.47	%*	1.60%	2.07%	2.03%	1.52%		1.69%
Net expenses to average daily net assets	0.57	%*(b)	0.55%	0.55%	0.55%	0.55%		0.55%
Total expenses (before reductions and reimbursements) to average daily net assets	0.62	%*(b)	0.61%	0.60%	0.62%	0.63%		0.64%
Portfolio turnover rate	24	%**	45%	59%	109%	117	%(c)	128%
Net assets at end of period (in 000’s)	$354,911		$370,478	$475,898	$459,999	$420,518		$357,787

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(b)	Includes interest expense that amounts to less than 0.01%.
(c)	Portfolio turnover calculation does not include $21,956,759 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

130	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/14 (Unaudited)		Year Ended 03/31/14	Year Ended 03/31/13	Year Ended 03/31/12	Year Ended 03/31/11	Year Ended 03/31/10
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$12.44		$11.94	$11.62	$12.49	$9.75	$6.19

Net investment loss†	(0.01)		(0.02)	(0.01)	(0.04)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.20)		2.63	1.31	0.27	2.77	3.60

Total from investment operations	(0.21)		2.61	1.30	0.23	2.74	3.56

Less dividends and distributions:
From net investment income	—		—	(0.01)	—	—	—
From net realized gain on investments	—		(2.11)	(0.97)	(1.10)	—	—

Total dividends and distributions	—		(2.11)	(0.98)	(1.10)	—	—

Net asset value at end of period	$12.23		$12.44	$11.94	$11.62	$12.49	$9.75

Total investment return(a)	(1.69	)%**	22.34%	12.11%	3.36%	28.10%	57.51%

Ratios/Supplemental Data:
Net investment loss to average net assets	(0.14	)%*	(0.17)%	(0.05)%	(0.36)%	(0.34)%	(0.45)%
Net expenses to average daily net assets	0.97	%*(b)	0.97%	0.96%	0.92%	0.92%	0.92%
Total expenses (before reductions and reimbursements) to average daily net assets	0.99	%*(b)	0.99%	1.01%	1.01%	1.02%	1.04%
Portfolio turnover rate	34	%**	67%	54%	95%	107%	92%
Net assets at end of period (in 000’s)	$388,432		$397,360	$442,080	$300,176	$300,980	$220,665

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(b)	Includes interest expense that amounts to less than 0.01%.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	131

Mercer US Small/Mid Cap Value Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/14 (Unaudited)		Year Ended 03/31/14		Year Ended 03/31/13	Year Ended 03/31/12		Year Ended 03/31/11	Year Ended 03/31/10
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$10.98		$11.05		$9.94	$10.64		$8.64	$5.26

Net investment income†	0.01		0.04		0.13	0.06		0.05	0.06
Net realized and unrealized gain (loss) on investments	(0.37)		2.24		1.46	(0.14	)(a)	2.05	3.35

Total from investment operations	(0.36)		2.28		1.59	(0.08)		2.10	3.41

Less dividends and distributions:
From net investment income	—		(0.10)		(0.11)	(0.04)		(0.10)	(0.03)
From net realized gain on investments	—		(2.25)		(0.37)	(0.58)		—	—

Total dividends and distributions	—		(2.35)		(0.48)	(0.62)		(0.10)	(0.03)

Net asset value at end of period	$10.62		$10.98		$11.05	$9.94		$10.64	$8.64

Total investment return(b)	(3.28	)%**	21.61%		16.51%	(0.03)%		24.36%	64.86%

Ratios/Supplemental Data:
Net investment income to average net assets	0.26	%*	0.38%		1.26%	0.60%		0.65%	0.81%
Net expenses to average daily net assets	0.97	%*(c)	0.97%		0.96%	0.92%		0.92%	0.92%
Total expenses (before reductions and reimbursements) to average daily net assets	0.99	%*(c)	1.00%		1.01%	1.01%		1.02%	1.07%
Portfolio turnover rate	43	%**	122	%(d)	80%	92%		95%	119%
Net assets at end of period (in 000’s)	$381,133		$388,712		$429,412	$292,391		$295,626	$222,102

(a)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain for the period due to the timing of sales of the Fund in relation to the fluctuating net asset value per share of the Fund.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Portfolio turnover calculation does not include $38,447,113 of securities transferred out of the Fund as part of an in-kind redemption.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

132	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/14 (Unaudited)		Year Ended 03/31/14		Year Ended 03/31/13	Year Ended 03/31/12		Year Ended 03/31/11	Year Ended 03/31/10
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$11.92		$10.58		$9.72	$10.46		$9.73	$6.29

Net investment income†	0.16		0.29		0.21	0.25		0.17	0.17
Net realized and unrealized gain (loss) on investments	(0.45)		1.94		0.90	(0.81)		0.74	3.38

Total from investment operations	(0.29)		2.23		1.11	(0.56)		0.91	3.55

Less dividends and distributions:
From net investment income	—		(0.33)		(0.25)	(0.18)		(0.18)	(0.11)
From net realized gain on investments	—		(0.56)		—	—		—	—

Total dividends and distributions	—		(0.89)		(0.25)	(0.18)		(0.18)	(0.11)

Net asset value at end of period	$11.63		$11.92		$10.58	$9.72		$10.46	$9.73

Total investment return(a)	(2.43	)%**	21.48%		11.53%	(5.15)%		9.45%	56.52%

Ratios/Supplemental Data:
Net investment income to average net assets	2.59	%*	2.52%		2.17%	2.57%		1.76%	1.93%
Net expenses to average daily net assets	0.85	%*(b)	0.85%		0.83%	0.82%		0.82%	0.82%
Total expenses (before reductions and reimbursements) to average daily net assets	0.85	%*(b)	0.86%		0.86%	0.92%		0.92%	0.94%
Portfolio turnover rate	50	%**	95	%(c)	90%	105	%(d)	87%	51%
Net assets at end of period (in 000’s)	$1,975,861		$1,881,476		$2,138,930	$1,892,784		$1,563,529	$1,042,831

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(b)	Includes interest expense that amounts to less than 0.01%.
(c)	Portfolio turnover calculation does not include $177,821,966 of securities transferred out of the Fund as part of an in-kind redemption.
(d)	Portfolio turnover calculation does not include $9,536,640 of securities transferred into the Fund as part of an in-kind contribution.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	133

Mercer Core Fixed Income Fund

Financial Highlights (Continued)

	Period Ended 09/30/14 (Unaudited)		Year Ended 03/31/14		Year Ended 03/31/13	Year Ended 03/31/12	Year Ended 03/31/11	Year Ended 03/31/10
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$10.42		$10.68		$10.58	$10.23	$10.11	$9.00

Net investment income†	0.14		0.24		0.27	0.33	0.29	0.40
Net realized and unrealized gain (loss) on investments	0.08		(0.19)		0.37	0.46	0.34	0.98

Total from investment operations	0.22		0.05		0.64	0.79	0.63	1.38

Less dividends and distributions:
From net investment income	—		(0.25)		(0.31)	(0.31)	(0.36)	(0.27)
From net realized gain on investments	—		(0.06)		(0.23)	(0.13)	(0.15)	—

Total dividends and distributions	—		(0.31)		(0.54)	(0.44)	(0.51)	(0.27)

Net asset value at end of period	$10.64		$10.42		$10.68	$10.58	$10.23	$10.11

Total investment return(a)	2.11	%**	0.44%		6.15%	7.88%	6.25%	15.34%

Ratios/Supplemental Data:
Net investment income to average net assets	2.61	%*	2.32%		2.51%	3.13%	2.79%	4.12%
Net expenses to average daily net assets	0.39	%*	0.37%		0.37%	0.37%	0.37%	0.37%
Total expenses (before reductions and reimbursements) to average daily net assets	0.44	%*	0.43%		0.43%	0.44%	0.45%	0.47%
Portfolio turnover rate	132	%**	187	%(b)	125%	181%	379%	276%
Net assets at end of period (in 000’s)	$962,466		$1,076,439		$1,093,253	$1,025,624	$1,043,027	$758,780

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(b)	Excludes treasury dollar roll transactions. The Portfolio turnover rate including treasury dollar roll transactions was 251% for the year ended March 31, 2014.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

134	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Financial Highlights (Continued)

	Period Ended 09/30/14 (Unaudited)		Period Ended 03/31/14(a)
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$10.43		$10.00

Net investment income†	0.28		0.34
Net realized and unrealized gain (loss) on investments	(0.44)		0.35

Total from investment operations	(0.16)		0.69

Less dividends and distributions:
From net investment income	—		(0.22)
From net realized gain on investments	—		(0.04)

Total dividends and distributions	—		(0.26)

Net asset value at end of period	$10.27		$10.43

Total investment return(b)	(1.53	)%**	7.00	%**

Ratios/Supplemental Data:
Net investment income to average net assets	5.25	%*	5.52	%*
Net expenses to average daily net assets	0.90	%*(c)	0.90	%*
Total expenses (before reductions and reimbursements) to average daily net assets	0.97	%*(c)	1.17	%*
Portfolio turnover rate	36	%**	28	%**
Net assets at end of period (in 000’s)	$282,484		$260,581

(a)	The Fund commenced operations on August 21, 2013.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the period shown.
(c)	Includes interest expense that amounts to less than 0.01%.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	135

Mercer Emerging Markets Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/14 (Unaudited)		Year Ended 03/31/14		Period Ended 03/31/13(a)
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$9.99		$10.49		$10.00

Net investment income†	0.16		0.18		0.10
Net realized and unrealized gain (loss) on investments	0.15		(0.46)		0.46

Total from investment operations	0.31		(0.28)		0.56

Less dividends and distributions:
From net investment income	—		(0.19)		(0.06)
From net realized gain on investments	—		(0.03)		(0.01)

Total dividends and distributions	—		(0.22)		(0.07)

Net asset value at end of period	$10.30		$9.99		$10.49

Total investment return(b)	3.10	%**	(2.61)%		5.64	%**

Ratios/Supplemental Data:
Net investment income to average net assets	2.95	%*	1.77%		1.08	%*
Net expenses to average daily net assets	0.96	%*(c)	0.95	%(c)	0.95	%*(c)
Total expenses (before reductions and reimbursements) to average daily net assets	0.99	%*(c)	1.04	%(c)	1.15	%*(c)
Portfolio turnover rate	24	%**	64%		52	%**
Net assets at end of period (in 000’s)	$924,319		$862,923		$517,085

(a)	The Fund commenced operations on May 1, 2012.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the period shown.
(c)	Includes interest expense that amounts to less than 0.01%.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

136	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/14 (Unaudited)		Year Ended 03/31/14	Period Ended 03/31/13(a)
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$12.27		$11.19	$10.00

Net investment income†	0.10		0.14	0.07
Net realized and unrealized gain on investments	0.01		1.45	1.14

Total from investment operations	0.11		1.59	1.21

Less dividends and distributions:
From net investment income	—		(0.16)	(0.02)
From net realized gain on investments	—		(0.35)	—

Total dividends and distributions	—		(0.51)	(0.02)

Net asset value at end of period	$12.38		$12.27	$11.19

Total investment return(b)	0.90	%**	14.40%	12.13	%**

Ratios/Supplemental Data:
Net investment income to average net assets	1.62	%*	1.20%	1.62	%*
Net expenses to average daily net assets	0.85	%*(c)	0.85%	0.85	%*
Total expenses (before reductions and reimbursements/recapture) to average daily net assets	0.83	%*(c)	0.84%	1.00	%*
Portfolio turnover rate	25	%**	46%	12	%**
Net assets at end of period (in 000’s)	$821,622		$742,641	$301,230

(a)	The Fund commenced operations on November 6, 2012.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the period shown.
(c)	Includes interest expense that amounts to 0.01%.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	137

Mercer Funds

Notes to the Financial Statements

September 30, 2014 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following nine series: Mercer US Large Cap Growth Equity Fund (“Large Cap Growth”), Mercer US Large Cap Value Equity Fund (“Large Cap Value”), Mercer US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), Mercer US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund’s assets.

Under the 1940 Act, each Fund is classified as “diversified”, with the exception of Opportunistic Fixed. Opportunistic Fixed is classified as “non-diversified” under the 1940 Act, as amended, and may invest a larger percentage of its assets in fewer issuers than diversified funds.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital appreciation and income
Large Cap Value	Long-term total return, which includes capital appreciation and income
Small/Mid Cap Growth	Long-term total return, comprised primarily of capital appreciation
Small/Mid Cap Value	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of September 30, 2014, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

(a)  Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund generally values short-term investments, which mature in 60 days or less, at amortized cost, which approximates fair value unless the Board determines that this approach does not represent fair value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of pricing service providers or broker dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The assets and liabilities shown in the Statements of Assets and Liabilities related to investments purchased for “to-be-announced” (“TBA”) or when-issued securities approximate fair value and are determined using Level 2 inputs, as of September 30, 2014. The assets and liabilities shown in the Statements of Assets and Liabilities related to cash collateral held at or due to a broker for TBA securities, exchange traded option contracts and futures contracts are determined using Level 1 inputs as of September 30, 2014. Over the counter option contracts and swap contracts are determined using Level 2 inputs as of September 30, 2014.

The following is a summary of the inputs used as of September 30, 2014 in valuing the assets and liabilities for which fair valuation was used:

Large Cap Growth

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Agriculture	$5,921,739	$—	$—	$5,921,739
Apparel	21,268,834	—	—	21,268,834
Auto Manufacturers	2,380,448	—	—	2,380,448
Beverages	9,938,757	—	—	9,938,757
Biotechnology	27,467,770	—	—	27,467,770
Commercial Services	17,027,779	—	—	17,027,779
Computers	13,032,650	—	—	13,032,650
Distribution & Wholesale	8,748,677	—	—	8,748,677
Diversified Financial Services	2,327,688	—	—	2,327,688
Food	18,687,283	—	—	18,687,283
Internet	76,776,966	—	—	76,776,966
Lodging	2,059,151	—	—	2,059,151
Media	31,585,951	—	—	31,585,951
Metal Fabricate & Hardware	2,370,221	—	—	2,370,221
Oil & Gas	5,589,067	—	—	5,589,067
Oil & Gas Services	9,266,395	—	—	9,266,395
Pharmaceuticals	10,556,983	—	—	10,556,983

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retail	$38,509,404	$—	$—	$38,509,404
Semiconductors	7,302,335	—	—	7,302,335
Software	15,282,935	—	—	15,282,935
Transportation	5,808,939	—	—	5,808,939

Total Common Stocks	331,909,972	—	—	331,909,972

Short-Term Investments
Bank Deposits	—	19,623,523	—	19,623,523
Securities Lending Collateral	—	9,819,336	—	9,819,336

Total Short-Term Investments	—	29,442,859	—	29,442,859

Total	$331,909,972	$29,442,859	$—	$361,352,831

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts*
Buys	$(200,497)	$—	$—	$(200,497)

Total Futures Contracts	(200,497)	—	—	(200,497)

Total	$(200,497)	$—	$—	$(200,497)

*	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Large Cap Value

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Advertising	$1,022,158	$—	$—	$1,022,158
Aerospace & Defense	9,283,884	—	—	9,283,884
Agriculture	2,578,445	—	—	2,578,445
Airlines	3,783,354	—	—	3,783,354
Auto Manufacturers	7,118,496	—	—	7,118,496
Auto Parts & Equipment	933,228	—	—	933,228
Banks	21,898,336	—	—	21,898,336
Beverages	5,143,278	—	—	5,143,278
Biotechnology	1,412,235	—	—	1,412,235
Building Materials	2,737,866	—	—	2,737,866

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Chemicals	$7,794,233	$—	$—	$7,794,233
Commercial Services	3,524,413	—	—	3,524,413
Computers	17,738,335	—	—	17,738,335
Diversified Financial Services	40,464,108	—	—	40,464,108
Electric	2,033,164	—	—	2,033,164
Electrical Components & Equipment	1,030,380	—	—	1,030,380
Electronics	1,985,576	—	—	1,985,576
Entertainment	417,667	—	—	417,667
Food	938,823	—	—	938,823
Forest Products & Paper	1,406,134	—	—	1,406,134
Gas	413,213	—	—	413,213
Hand & Machine Tools	528,744	—	—	528,744
Health Care - Products	5,731,966	—	—	5,731,966
Health Care - Services	7,144,645	—	—	7,144,645
Insurance	22,902,385	—	—	22,902,385
Internet	2,506,774	—	—	2,506,774
Iron & Steel	1,350,216	—	—	1,350,216
Leisure Time	935,158	—	—	935,158
Lodging	497,636	—	—	497,636
Machinery - Construction & Mining	1,899,961	—	—	1,899,961
Machinery - Diversified	2,065,815	—	—	2,065,815
Media	20,189,684	—	—	20,189,684
Mining	2,019,967	—	—	2,019,967
Miscellaneous - Manufacturing	5,899,200	—	—	5,899,200
Office & Business Equipment	459,225	—	—	459,225
Oil & Gas	34,491,988	—	—	34,491,988
Oil & Gas Services	7,094,636	—	—	7,094,636
Packaging & Containers	639,530	—	—	639,530
Pharmaceuticals	22,538,972	—	—	22,538,972
REITS	1,933,399	—	—	1,933,399
Retail	15,305,209	—	—	15,305,209
Semiconductors	7,719,875	—	—	7,719,875
Software	8,630,925	—	—	8,630,925
Telecommunications	25,698,711	—	—	25,698,711
Transportation	2,122,510	—	—	2,122,510

Total Common Stocks	333,964,457	—	—	333,964,457

Investment Companies
Investment Company	195,175	—	—	195,175

Total Investment Companies	195,175	—	—	195,175

Short-Term Investments
Bank Deposits	—	19,607,246	—	19,607,246
Securities Lending Collateral	—	8,777,252	—	8,777,252

Total Short-Term Investments	—	28,384,498	—	28,384,498

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts*
Sales	$—	$196,539	$—	$196,539

Total Forward Foreign Currency Contracts	—	196,539	—	196,539

Total	$334,159,632	$28,581,037	$—	$362,740,669

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts*
Buys	$—	$(9,583)	$—	$(9,583)

Total Forward Foreign Currency Contracts	—	(9,583)	—	(9,583)

Futures Contracts*
Buys	(194,411)	—	—	(194,411)

Total Futures Contracts	(194,411)	—	—	(194,411)

Total	$(194,411)	$(9,583)	$—	$(203,994)

*	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Small/Mid Cap Growth

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$4,869,487	$—	$—	$4,869,487
Apparel	4,722,482	—	—	4,722,482
Auto Parts & Equipment	2,461,818	—	—	2,461,818
Banks	3,917,226	—	—	3,917,226
Biotechnology	3,190,124	—	—	3,190,124
Building Materials	6,922,405	—	—	6,922,405
Chemicals	15,259,892	—	—	15,259,892
Coal	2,682,002	—	—	2,682,002
Commercial Services	26,803,709	—	—	26,803,709
Computers	14,066,900	—	—	14,066,900

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Distribution & Wholesale	$5,955,539	$—		$—	$5,955,539
Diversified Financial Services	15,253,601	—		—	15,253,601
Electrical Components & Equipment	6,095,621	—		—	6,095,621
Electronics	2,038,963	—		—	2,038,963
Entertainment	1,526,388	—		—	1,526,388
Environmental Control	1,207,711	—		—	1,207,711
Hand & Machine Tools	3,166,106	—		—	3,166,106
Health Care - Products	19,070,811	—		—	19,070,811
Health Care - Services	17,162,358	—		—	17,162,358
Home Furnishings	4,713,890	—		—	4,713,890
Household Products & Wares	2,800,525	—		—	2,800,525
Insurance	2,137,134	—		—	2,137,134
Internet	12,199,187	—		—	12,199,187
Leisure Time	2,047,180	—		—	2,047,180
Lodging	1,844,765	—		—	1,844,765
Machinery - Construction & Mining	1,211,708	—		—	1,211,708
Machinery - Diversified	13,478,981	—		—	13,478,981
Media	1,299,099	—		—	1,299,099
Metal Fabricate & Hardware	4,100,374	—		—	4,100,374
Miscellaneous - Manufacturing	2,283,887	—		—	2,283,887
Oil & Gas	13,047,069	—		—	13,047,069
Oil & Gas Services	5,226,159	—		—	5,226,159
Packaging & Containers	5,485,294	—		—	5,485,294
Pharmaceuticals	19,292,779	—		—	19,292,779
Real Estate	2,797,168	—		—	2,797,168
REITS	9,257,697	—		—	9,257,697
Retail	40,763,258	—		—	40,763,258
Semiconductors	6,615,933	—		—	6,615,933
Software	41,593,258	—		—	41,593,258
Telecommunications	7,197,442	—		—	7,197,442
Transportation	11,792,459	—		—	11,792,459

Total Common Stocks	367,558,389	—		—	367,558,389

Warrants
Oil & Gas	—	0	*	—	—

Total Warrants	—	0		—	—

Short-Term Investments
Bank Deposits	—	21,755,462		—	21,755,462
Securities Lending Collateral	—	44,929,420		—	44,929,420

Total Short-Term Investments	—	66,684,882		—	66,684,882

Total	$367,558,389	$66,684,882		$—	$434,243,271

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts**
Buys	$(644,708)	$—	$—	$(644,708)

Total Futures Contracts	(644,708)	—	—	(644,708)

Total	$(644,708)	$—	$—	$(644,708)

*	Represents one security at $0 value as of September 30, 2014.
**	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Small/Mid Cap Value

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$7,050,397	$—	$—	$7,050,397
Airlines	1,274,135	—	—	1,274,135
Apparel	4,781,775	—	—	4,781,775
Auto Parts & Equipment	4,764,695	—	—	4,764,695
Banks	21,613,176	—	—	21,613,176
Biotechnology	7,853,712	—	—	7,853,712
Building Materials	2,717,524	—	—	2,717,524
Chemicals	7,276,257	—	—	7,276,257
Commercial Services	13,845,950	—	—	13,845,950
Computers	1,456,542	—	—	1,456,542
Cosmetics & Personal Care	4,947,434	—	—	4,947,434
Distribution & Wholesale	3,376,662	—	—	3,376,662
Diversified Financial Services	16,865,744	—	—	16,865,744
Electric	4,784,396	—	—	4,784,396
Electrical Components & Equipment	2,044,484	—	—	2,044,484
Electronics	9,879,683	—	—	9,879,683
Energy - Alternate Sources	1,215,840	—	—	1,215,840
Engineering & Construction	1,861,208	—	—	1,861,208
Entertainment	5,741,735	—	—	5,741,735
Environmental Control	2,461,270	—	—	2,461,270
Food	2,778,315	—	—	2,778,315
Forest Products & Paper	6,808,818	—	—	6,808,818
Gas	4,310,666	—	—	4,310,666
Health Care - Products	6,760,468	—	—	6,760,468
Health Care - Services	5,484,634	—	—	5,484,634
Home Furnishings	2,737,756	—	—	2,737,756
Insurance	25,103,847	—	—	25,103,847
Internet	1,969,778	—	—	1,969,778

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$1,590,155	$—	$—	$1,590,155
Iron & Steel	3,825,059	—	—	3,825,059
Leisure Time	2,192,981	—	—	2,192,981
Lodging	742,286	—	—	742,286
Machinery - Diversified	2,075,997	—	—	2,075,997
Media	3,891,224	—	—	3,891,224
Mining	2,174,465	—	—	2,174,465
Miscellaneous - Manufacturing	14,692,260	—	—	14,692,260
Office & Business Equipment	3,617,216	—	—	3,617,216
Oil & Gas	21,129,377	—	—	21,129,377
Oil & Gas Services	4,527,464	—	—	4,527,464
Packaging & Containers	1,313,354	—	—	1,313,354
Pharmaceuticals	3,418,010	—	—	3,418,010
Pipelines	2,612,587	—	—	2,612,587
Real Estate	9,628,645	—	—	9,628,645
REITS	18,087,603	—	—	18,087,603
Retail	13,722,774	—	—	13,722,774
Savings & Loans	1,396,400	—	—	1,396,400
Semiconductors	24,038,605	—	—	24,038,605
Shipbuilding	998,853	—	—	998,853
Software	10,140,591	—	—	10,140,591
Telecommunications	14,813,476	—	—	14,813,476
Textiles	2,559,249	—	—	2,559,249
Transportation	11,018,242	—	—	11,018,242
Trucking & Leasing	2,608,847	—	—	2,608,847
Water	1,611,800	—	—	1,611,800

Total Common Stocks	360,194,421	—	—	360,194,421

Short-Term Investments
Bank Deposits	—	18,599,541	—	18,599,541
Securities Lending Collateral	—	30,754,854	—	30,754,854

Total Short-Term Investments	—	49,354,395	—	49,354,395

Total	$360,194,421	$49,354,395	$—	$409,548,816

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts*
Buys	$(640,916)	$—	$—	$(640,916)

Total Futures Contracts	(640,916)	—	—	(640,916)

Total	$(640,916)	$—	$—	$(640,916)

*	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$54,572,579	$0	*	$—	$54,572,579
Austria	7,083,828	—		—	7,083,828
Belgium	17,740,087	—		—	17,740,087
Bermuda	25,281,991	—		—	25,281,991
Brazil	3,736,945	—		—	3,736,945
Canada	18,163,079	—		—	18,163,079
Cayman Islands	9,566,302	—		—	9,566,302
China	5,747,239	—		—	5,747,239
Denmark	62,204,714	—		—	62,204,714
Finland	34,962,749	—		—	34,962,749
France	128,655,272	—		—	128,655,272
Germany	141,230,748	—		—	141,230,748
Hong Kong	17,893,553	—		—	17,893,553
India	20,860,737	—		—	20,860,737
Indonesia	11,126,002	—		—	11,126,002
Ireland	4,767,050	—		—	4,767,050
Italy	49,386,819	—		—	49,386,819
Japan	404,406,283	—		—	404,406,283
Luxembourg	14,098,349	—		—	14,098,349
Malaysia	3,651,037	—		—	3,651,037
Malta	1,346,319	—		—	1,346,319
Mexico	6,896,986	—		—	6,896,986
Netherlands	80,542,564	—		—	80,542,564
New Zealand	8,718,379	—		—	8,718,379
Norway	33,978,584	—		—	33,978,584
Portugal	4,630,361	—		118,624	4,748,985
Singapore	8,453,281	—		—	8,453,281
South Africa	3,429,199	—		—	3,429,199
South Korea	8,243,390	—		—	8,243,390
Spain	77,250,532	—		202,010	77,452,542
Sweden	44,589,127	—		—	44,589,127
Switzerland	152,801,044	—		—	152,801,044
Taiwan	10,390,480	—		—	10,390,480
Thailand	—	2,439,167		—	2,439,167
United Kingdom	320,241,814	—		—	320,241,814
United States	14,480,641	—		—	14,480,641

Total Common Stocks	1,811,128,064	2,439,167		320,634	1,813,887,865

Investment Companies
United States	18,068,311	—		—	18,068,311

Total Investment Companies	18,068,311	—		—	18,068,311

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stocks
Brazil	$1,183,524	$—	$—	$1,183,524
Germany	15,612,628	—	—	15,612,628

Total Preferred Stocks	16,796,152	—	—	16,796,152

Rights
Italy	12,866	—	—	12,866
Spain	16,274	—	—	16,274

Total Rights	29,140	—	—	29,140

Options Purchased
Call Options	—	57,387	—	57,387
Put Options	—	89,825	—	89,825

Total Options Purchased	—	147,212	—	147,212

Short-Term Investments
Bank Deposits	—	118,843,304	—	118,843,304
Securities Lending Collateral	—	113,444,072	—	113,444,072

Total Short-Term Investments	—	232,287,376	—	232,287,376

Total	$1,846,021,667	$234,873,755	$320,634	$2,081,216,056

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts**
Buys	$(2,508,979)	$—	$—	$(2,508,979)

Total Futures Contracts	(2,508,979)	—	—	(2,508,979)

Total	$(2,508,979)	$—	$—	$(2,508,979)

*	Represents one security at $0 value as of September 30, 2014.
**	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$103,755,046	$—		$103,755,046
Corporate Debt	—	325,497,431	0	*	325,497,431

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mortgage Backed Securities - Private Issuers	$—	$88,743,824	$—	$88,743,824
Mortgage Backed Securities - U.S. Government Agency Obligations	—	219,401,043	—	219,401,043
Municipal Obligations	—	23,506,201	—	23,506,201
Sovereign Debt Obligations	—	4,287,989	—	4,287,989
U.S. Government and Agency Obligations	—	175,674,637	—	175,674,637

Total Debt Obligations	—	940,866,171	0	940,866,171

Preferred Stock
Diversified Financial Services	2,756,608	—	—	2,756,608

Total Preferred Stock	2,756,608	—	—	2,756,608

Options Purchased
Call Options	74,813	—	—	74,813
Put Options	11,258	—	—	11,258

Total Options Purchased	86,071	—	—	86,071

Short-Term Investments
Bank Deposit	—	66,516,309	—	66,516,309
Securities Lending Collateral	—	1,738,208	—	1,738,208
U.S. Government and Agency Obligations	—	5,740,987	—	5,740,987

Total Short-Term Investments	—	73,995,504	—	73,995,504

Futures Contracts**
Buys	27,831	—	—	27,831
Sales	32,508	—	—	32,508

Total Futures Contracts	60,339	—	—	60,339

Swap Contracts
Centrally Cleared Credit Default Swaps**	—	24,826	—	24,826
Centrally Cleared Interest Rate Swaps**	—	54,206	—	54,206

Total Swap Contracts	—	79,032	—	79,032

Total	$2,903,018	$1,014,940,707	$0	$1,017,843,725

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA Sale Commitments	$—	$(4,599,844)	$—	$(4,599,844)

Futures Contracts**
Buys	(29,476)	—	—	(29,476)
Sales	(1,032)	—	—	(1,032)

Total Futures Contracts	(30,508)	—	—	(30,508)

Swap Contracts
Centrally Cleared Interest Rate Swaps**	—	(112,249)	—	(112,249)

Total Swap Contracts	—	(112,249)	—	(112,249)

Written Options	(21,047)	—	—	(21,047)

Total	$(51,555)	$(4,712,093)	$—	$(4,763,648)

*	Represents four securities at $0 value as of September 30, 2014.
**	Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Corporate Debt	$—	$130,162,950	$—	$130,162,950
Sovereign Debt Obligations	—	135,043,429	—	135,043,429

Total Debt Obligations	—	265,206,379	—	265,206,379

Preferred Stock
Diversified Financial Services	372,540	—	—	372,540

Total Preferred Stock	372,540	—	—	372,540

Short-Term Investments
Bank Deposits	—	13,909,866	—	13,909,866

Total Short-Term Investments	—	13,909,866	—	13,909,866

Cross Currency Foreign Currency Contracts*	—	56,565	—	56,565

Forward Foreign Currency Contracts*
Buys	—	104,746	—	104,746
Sales	—	4,529,868	—	4,529,868

Total Forward Foreign Currency Contracts	—	4,634,614	—	4,634,614

Total	$372,540	$283,807,424	$—	$284,179,964

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cross Currency Foreign Currency Contracts*	$—	$(838)	$—	$(838)

Forward Foreign Currency Contracts*
Buys	—	(3,646,118)	—	(3,646,118)
Sales	—	(31,176)	—	(31,176)

Total Forward Foreign Currency Contracts	—	(3,677,294)	—	(3,677,294)

Futures Contracts*
Buys	(47,148)	—	—	(47,148)
Sales	(115,644)	—	—	(115,644)

Total Futures Contracts	(162,792)	—	—	(162,792)

Total	$(162,792)	$(3,678,132)	$—	$(3,840,924)

*	Cross currency foreign currency contracts and forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Bermuda	$8,228,392	$—	$—	$8,228,392
Brazil	63,670,037	—	—	63,670,037
British Virgin Islands	736,313	—	—	736,313
Cayman Islands	42,181,269	—	—	42,181,269
Chile	12,321,444	—	—	12,321,444
China	91,330,936	—	—	91,330,936
Colombia	4,136,791	—	—	4,136,791
Czech Republic	5,330,402	—	—	5,330,402
Denmark	1,292,682	—	—	1,292,682
Germany	1,932,104	—	—	1,932,104
Hong Kong	41,703,073	—	—	41,703,073
Hungary	1,504,205	—	—	1,504,205
India	99,098,583	—	—	99,098,583
Indonesia	25,869,380	—	—	25,869,380
Luxembourg	2,326,092	—	—	2,326,092
Malaysia	29,417,738	—	—	29,417,738
Mexico	42,780,390	—	—	42,780,390

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Netherlands	$1,489,284	$—	$—	$1,489,284
Panama	1,034,488	—	—	1,034,488
Peru	147,066	—	—	147,066
Philippines	2,657,696	—	—	2,657,696
Poland	10,877,262	—	—	10,877,262
Russia	26,615,417	2,372,851	—	28,988,268
Singapore	1,273,093	—	—	1,273,093
South Africa	48,646,316	—	—	48,646,316
South Korea	100,753,492	—	—	100,753,492
Switzerland	1,679,500	—	—	1,679,500
Taiwan	97,045,191	—	—	97,045,191
Thailand	18,280,467	13,578,494	—	31,858,961
Turkey	14,145,753	—	—	14,145,753
United Kingdom	16,849,305	—	—	16,849,305
United States	2,109,932	—	—	2,109,932

Total Common Stocks	817,464,093	15,951,345	—	833,415,438

Preferred Stocks
Brazil	16,820,676	—	—	16,820,676
Colombia	2,086,955	—	—	2,086,955
India	29,029	—	—	29,029

Total Preferred Stocks	18,936,660	—	—	18,936,660

Rights
Hong Kong	2,254	—	2,420	4,674

Total Rights	2,254	—	2,420	4,674

Short-Term Investments
Bank Deposits	—	55,540,605	—	55,540,605
Investment Fund	—	17,070,000	—	17,070,000
Securities Lending Collateral	—	39,219,929	—	39,219,929

Total Short-Term Investments	—	111,830,534	—	111,830,534

Forward Foreign Currency Contracts*
Sales	—	5,562,606	—	5,562,606

Total Forward Foreign Currency Contracts	—	5,562,606	—	5,562,606

Futures Contracts*
Sales	675,308	—	—	675,308

Total Futures Contracts	675,308	—	—	675,308

Synthetic Futures	—	33,436	—	33,436

Total Synthetic Futures	—	33,436	—	33,436

Total	$837,078,315	$133,377,921	$2,420	$970,458,656

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts*
Buys	$—	$(9,520,965)	$—	$(9,520,965)

Total Forward Foreign Currency Contracts	—	(9,520,965)	—	(9,520,965)

Futures Contracts*
Buys	(2,837,243)	—	—	(2,837,243)
Sales	(1,093)	—	—	(1,093)

Total Futures Contracts	(2,838,336)	—	—	(2,838,336)

Synthetic Futures	—	(908,121)	—	(908,121)

Total Synthetic Futures	—	(908,121)	—	(908,121)

Total	$(2,838,336)	$(10,429,086)	$—	$(13,267,422)

*	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$3,577,711	$—	$—	$3,577,711
Austria	2,280,782	—	—	2,280,782
Bahamas	265,427	—	—	265,427
Belgium	5,975,439	—	—	5,975,439
Bermuda	4,245,023	—	—	4,245,023
Canada	35,185,063	—	—	35,185,063
Cayman Islands	1,502,618	—	—	1,502,618
Denmark	4,585,253	—	—	4,585,253
France	35,513,728	—	—	35,513,728
Germany	18,246,572	—	—	18,246,572
Hong Kong	2,713,563	—	—	2,713,563
Ireland	3,629,973	—	—	3,629,973
Israel	5,739,260	—	—	5,739,260
Italy	1,352,224	—	—	1,352,224
Japan	50,989,194	57,459	—	51,046,653
Mexico	3,635,464	—	—	3,635,464
Netherlands	10,244,640	—	—	10,244,640
New Zealand	7,280,496	—	—	7,280,496

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Norway	$9,812,250	$—	$—	$9,812,250
Portugal	3,600,769	—	—	3,600,769
Russia	842,288	—	—	842,288
Singapore	3,332,314	—	—	3,332,314
South Africa	1,490,030	—	—	1,490,030
South Korea	3,429,468	—	—	3,429,468
Spain	3,314,238	—	—	3,314,238
Sweden	6,156,193	—	—	6,156,193
Switzerland	34,306,807	—	—	34,306,807
Thailand	1,121,135	—	—	1,121,135
United Kingdom	41,518,439	—	—	41,518,439
United States	352,469,449	—	—	352,469,449

Total Common Stocks	658,355,810	57,459	—	658,413,269

Investment Companies
United States	11,778,116	—	—	11,778,116

Total Investment Companies	11,778,116	—	—	11,778,116

Preferred Stocks
Germany	1,681,519	—	—	1,681,519
Japan	214,370	—	—	214,370
Sweden	48,543	—	—	48,543

Total Preferred Stocks	1,944,432	—	—	1,944,432

Warrants
United States	695,585	—	—	695,585

Total Warrants	695,585	—	—	695,585

Debt Obligations	—	599,206	—	599,206

Total Debt Obligations	—	599,206	—	599,206

Short-Term Investments
Bank Deposits	—	104,830,994	—	104,830,994
Securities Lending Collateral	—	20,512,093	—	20,512,093

Total Short-Term Investments	—	125,343,087	—	125,343,087

Forward Foreign Currency Contracts*
Sales	—	982,646	—	982,646

Total Forward Foreign Currency Contracts	—	982,646	—	982,646

Total	$672,773,943	$126,982,398	$—	$799,756,341

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts*
Buys	$(536,271)	$—	$—	$(536,271)

Total Futures Contracts	(536,271)	—	—	(536,271)

Total	$(536,271)	$—	$—	$(536,271)

*	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Emerging Markets

	Transfers In			Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Common Stocks	$3,646,691	*	$—	$—	$3,646,691	*

Global Low Volatility

	Transfers In			Transfers Out
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Common Stocks	$—	$57,459	**	$57,459	**	$—

*	Transfers occurred between Level 1 and Level 2 as a result of foreign securities receiving an exchange traded price.
**	Transfers occurred between Level 1 and Level 2 as a result of a foreign security not receiving an exchange traded price.

For financial statement reporting purposes, the Funds recognize transfers between Levels as of the end of the reporting period.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

The following table includes a rollforward of the amounts for the period ended September 30, 2014 for financial instruments classified as Level 3:

Non-US Core Equity

Investments in Securities	Balance as of March 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases	Balance as of September 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2014
COMMON STOCKS
Portugal	$—	$—	$(770,747)	$—	$889,371	$118,624	$(770,747)
Spain	—	—	(366,591)	—	568,601	202,010	(366,591)

Total	$—	$—	$(1,137,338)	$—	$1,457,972	$320,634	$(1,137,338)

Core Fixed

Investments in Securities	Balance as of March 31, 2014		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases/ Sales	Balance as of September 30, 2014		Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2014
DEBT OBLIGATIONS
Corporate Debt	$0	^	$—	$—	$—	$—	$0	^^	$—

Total	$0	^	$—	$—	$—	$—	$0	^^	$—

^	Represents four securities at $0 value as of March 31, 2014.
^^	Represents four securities at $0 value as of September 30, 2014.

Emerging Markets

Investments in Securities	Balance as of March 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases/ Sales	Balance as of September 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2014
EQUITIES
RIGHTS	$0	$—	$2,420	$—	$—	$2,420	$2,420

Total	$0	$—	$2,420	$—	$—	$2,420	$2,420

For financial statement reporting purposes, the Funds recognize transfers between Levels as of the end of the reporting period.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Investments in Derivative Instruments

Non-US Core Equity and Emerging Markets held rights during the period as a result of corporate actions. Small/Mid Cap Growth, Non-US Core Equity, Core Fixed and Global Low Volatility held warrants during the period as a result of corporate actions.

At September 30, 2014 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Large Cap Growth

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Futures Contracts(3)	$—	$(200,497)	$(200,497)

Total Value	$—	$(200,497)	$(200,497)

NET REALIZED GAIN (LOSS)

	Foreign Exchange Risk	Equity Risk	Total
Futures Contracts(9)	$—	$905,184	$905,184

Total Net Realized Gain (Loss)	$—	$905,184	$905,184

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Foreign Exchange Risk	Equity Risk	Total
Futures Contracts(14)	$—	$(200,497)	$(200,497)

Total Change in Net Unrealized Appreciation (Depreciation)	$—	$(200,497)	$(200,497)

NUMBER OF CONTRACTS(17)

	Foreign Exchange Risk	Equity Risk	Total
Futures Contracts	—	143	143

Large Cap Value

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$196,539	$—	$196,539

Total Value	$196,539	$—	$196,539

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(5)	$(9,583)	$—	$(9,583)
Futures Contracts(3)	—	(194,411)	(194,411)

Total Value	$(9,583)	$(194,411)	$(203,994)

NET REALIZED GAIN (LOSS)

	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(8)	$(50,248)	$—	$(50,248)
Futures Contracts(9)	—	509,101	509,101

Total Net Realized Gain (Loss)	$(50,248)	$509,101	$458,853

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(13)	$210,482	$—	$210,482
Futures Contracts(14)	—	(194,411)	(194,411)

Total Change in Net Unrealized Appreciation (Depreciation)	$210,482	$(194,411)	$16,071

NUMBER OF CONTRACTS(17)

	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts	(35,119)	—	(35,119)
Futures Contracts	—	128	128

Small/Mid Cap Growth

ASSET DERIVATIVES

	Equity Risk		Total
Warrants(1)	$0	*	$0

Total Value	$0		$0

LIABILITY DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$(644,708)	$(644,708)

Total Value	$(644,708)	$(644,708)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

NET REALIZED GAIN (LOSS)

	Equity Risk	Total
Futures Contracts(9)	$292,668	$292,668

Total Net Realized Gain (Loss)	$292,668	$292,668

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Equity Risk	Total
Warrants(12)	$0	$0
Futures Contracts(14)	(644,708)	(644,708)

Total Change in Net Unrealized Appreciation (Depreciation)	$(644,708)	$(644,708)

NUMBER OF CONTRACTS(17)

	Equity Risk	Total
Warrants	27,862	27,862
Futures Contracts	142	142

Small/Mid Cap Value

LIABILITY DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$(640,916)	$(640,916)

Total Value	$(640,916)	$(640,916)

NET REALIZED GAIN (LOSS)

	Equity Risk	Total
Futures Contracts(9)	$369,764	$369,764

Total Net Realized Gain (Loss)	$369,764	$369,764

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Equity Risk	Total
Futures Contracts(14)	$(640,916)	$(640,916)

Total Change in Net Unrealized Appreciation (Depreciation)	$(640,916)	$(640,916)

NUMBER OF CONTRACTS(17)

	Equity Risk	Total
Futures Contracts	110	110

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Non-US Core Equity

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Rights(1)	$—	$29,140	$29,140
Options Purchased(1)	147,212	—	147,212

Total Value	$147,212	$29,140	$176,352

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Futures Contracts(3)	$—	$(2,508,979)	$(2,508,979)

Total Value	$—	$(2,508,979)	$(2,508,979)

NET REALIZED GAIN (LOSS)

	Foreign Exchange Risk	Equity Risk	Total
Warrants(7)	$—	$10,301	$10,301
Rights(7)	—	585,887	585,887
Options Purchased(7)	(128,737)	—	(128,737)
Futures Contracts(9)	—	(614,958)	(614,958)

Total Net Realized Gain (Loss)	$(128,737)	$(18,770)	$(147,507)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Foreign Exchange Risk	Equity Risk	Total
Rights(12)	$—	$(663,835)	$(663,835)
Options Purchased(12)	(148,184)	—	(148,184)
Futures Contracts(14)	—	(2,508,979)	(2,508,979)

Total Change in Net Unrealized Appreciation (Depreciation)	$(148,184)	$(3,172,814)	$(3,320,998)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Foreign Exchange Risk	Equity Risk	Total
Rights	—	414,190	414,190
Warrants	—	15,550	15,550
Options Purchased	2,381,132,311	—	2,381,132,311
Futures Contracts	—	893	893

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Core Fixed

ASSET DERIVATIVES

	Interest Rate Risk		Foreign Exchange Risk	Credit Risk		Equity Risk	Total
Options Purchased(1)	$86,071		$—	$—		$—	$86,071
Futures Contracts(3)	60,339		—	—		—	60,339
Swap Contracts(4)	54,206	**	—	24,826	**	—	79,032

Total Value	$200,616		$—	$24,826		$—	$225,442

LIABILITY DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Futures Contracts(3)	$(30,508)	$—	$—	$—	$(30,508)
Options Written(6)	(21,047)	—	—	—	(21,047)
Swap Contracts(4)	(112,249)**	—	—	—	(112,249)

Total Value	$(163,804)	$—	$—	$—	$(163,804)

NET REALIZED GAIN (LOSS)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Warrants(7)	$—	$—	$—	$25	$25
Options Purchased(7)	(15,244)	—	—	—	(15,244)
Forward Foreign Currency Contracts(8)	—	(64,765)	—	—	(64,765)
Futures Contracts(9)	(539,437)	—	—	—	(539,437)
Options Written(10)	(659)	—	—	—	(659)
Swap Contracts(11)	(267,582)	—	(6,600)	—	(274,182)

Total Net Realized Gain (Loss)	$(822,922)	$(64,765)	$(6,600)	$25	$(894,262)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Options Purchased(12)	$(52,257)	$—	$—	$—	$(52,257)
Forward Foreign Currency Contracts(13)	—	60,806	—	—	60,806
Futures Contracts(14)	29,963	—	—	—	29,963
Options Written(15)	25,688	—	—	—	25,688
Swap Contracts(16)	(58,043)	—	24,826	—	(33,217)

Total Change in Net Unrealized Appreciation (Depreciation)	$(54,649)	$60,806	$24,826	$—	$30,983

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk		Total
Warrants	—	—	—	0	***	0
Options Purchased	287,500	—	—	—		287,500
Options Written	(10,061,500)					(10,061,500)
Futures Contracts	317	—		—		317
Swap Contracts	25,016,667	—	2,970,000	—		27,986,667

Opportunistic Fixed

ASSET DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Total
Forward Foreign Currency Contracts(2) †	$—	$4,691,179	$4,691,179

Total Value	$—	$4,691,179	$4,691,179

LIABILITY DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Total
Forward Foreign Currency Contracts(5) †	$—	$(3,678,132)	$(3,678,132)
Futures Contracts(3)	(162,792)	—	(162,792)

Total Value	$(162,792)	$(3,678,132)	$(3,840,924)

NET REALIZED GAIN (LOSS)

	Interest Rate Risk	Foreign Exchange Risk	Total
Forward Foreign Currency Contracts(8) †	$—	$(123,173)	$(123,173)
Futures Contracts(9)	(432,524)	—	(432,524)

Total Net Realized Gain (Loss)	$(432,524)	$(123,173)	$(555,697)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Interest Rate Risk	Foreign Exchange Risk	Total
Forward Foreign Currency Contracts(13) †	$—	$515,838	$515,838
Futures Contracts(14)	(162,792)	—	(162,792)

Total Change in Net Unrealized Appreciation (Depreciation)	$(162,792)	$515,838	$353,046

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Interest Rate Risk	Foreign Exchange Risk	Total
Forward Foreign Currency Contracts†	—	(12,944,863)	(12,944,863)
Futures Contracts	277	—	277

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Emerging Markets

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Rights(1)	$—	$4,674	$4,674
Forward Foreign Currency Contracts(2)	5,562,606	—	5,562,606
Futures Contracts(3) ††	—	708,744	708,744

Total Value	$5,562,606	$713,418	$6,276,024

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(5)	$(9,520,965)	$—	$(9,520,965)
Futures Contracts(3) ††	—	(3,746,457)	(3,746,457)

Total Value	$(9,520,965)	$(3,746,457)	$(13,267,422)

NET REALIZED GAIN (LOSS)

	Foreign Exchange Risk	Equity Risk	Total
Rights(7)	$—	$77,994	$77,994
Forward Foreign Currency Contracts(8)	(426,183)	—	(426,183)
Futures Contracts(9) ††	—	7,450,103	7,450,103

Total Net Realized Gain (Loss)	$(426,183)	$7,528,097	$7,101,914

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Foreign Exchange Risk	Equity Risk	Total
Rights(12)	$—	$4,674	$4,674
Forward Foreign Currency Contracts(13)	(4,470,397)	—	(4,470,397)
Futures Contracts(14) ††	—	(4,022,225)	(4,022,225)

Total Change in Net Unrealized Appreciation (Depreciation)	$(4,470,397)	$(4,017,551)	$(8,487,948)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Foreign Exchange Risk	Equity Risk	Total
Rights	—	780,545	780,545
Forward Foreign Currency Contracts	30,430,868	—	30,430,868
Futures Contracts††	—	28,805	28,805

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Global Low Volatility

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Warrants(1)	$—	$695,585	$695,585
Forward Foreign Currency Contracts(2)	982,646	—	982,646

Total Value	$982,646	$695,585	$1,678,231

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Futures Contracts(3)	$—	$(536,271)	$(536,271)

Total Value	$—	$(536,271)	$(536,271)

NET REALIZED GAIN (LOSS)

	Foreign Exchange Risk	Equity Risk	Total
Rights(7)	$—	$(1,132)	$(1,132)
Warrants(7)	—	16,974	16,974
Forward Foreign Currency Contracts(8)	252,639	—	252,639
Futures Contracts(9)	—	1,421,344	1,421,344

Total Net Realized Gain (Loss)	$252,639	$1,437,186	$1,689,825

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Foreign Exchange Risk	Equity Risk	Total
Warrants(12)	$—	$(22,058)	$(22,058)
Forward Foreign Currency Contracts(13)	891,628	—	891,628
Futures Contracts(14)	—	(536,271)	(536,271)

Total Change in Net Unrealized Appreciation (Depreciation)	$891,628	$(558,329)	$333,299

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Foreign Exchange Risk	Equity Risk	Total
Warrants	—	34,589	34,589
Forward Foreign Currency Contracts	(16,163,962)	—	(16,163,962)
Futures	—	346	346

*	Represents one security at $0 value as of September 30, 2014.
**	Centrally Cleared Swaps are valued at unrealized appreciation/depreciation on the Schedule of Investments. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.
***	There were no warrants held at any of the month ends.
†	Includes Cross Currency Foreign Currency Contracts.
††	Includes Synthetic Futures.
(1)	Statements of Assets and Liabilities location: Investments, at value.
(2)	Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

(3)

Cumulative appreciation (depreciation) on futures contracts is disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. Synthetic futures are presented as Synthetic futures, at value within the Statements of Assets and Liabilities.

(4)	Statement of Assets and Liabilities location: Swap contracts, at value and Variation margin receivable and Variation margin payable on swap contracts.
(5)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.
(6)	Statements of Assets and Liabilities location: Written options, at value.
(7)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Investments.
(8)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Forward foreign currency contracts and foreign currency related transactions.
(9)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Closed futures contracts.
(10)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Written option contracts.
(11)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Swap contracts.
(12)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Investments.
(13)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Forward foreign currency contracts and foreign currency related transactions.
(14)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Open futures contracts.
(15)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Written option contracts.
(16)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Swap contracts.
(17)	Amounts disclosed represent average number of contracts, notional amounts, or shares outstanding for the months that the Fund held such derivatives during the period ended September 30, 2014.

The following is a summary of open centrally cleared credit default swap positions held in Core Fixed at September 30, 2014:

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Maximum Potential Amount of Future Payments Under the Contract	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Value
$2,970,000	USD	6/20/19	JPMorgan Chase N.A.	Buy	$2,970,000	(5.00)%	CDX.NA.HY.22.	$24,826	$(179,709)

					$2,970,000			$24,826	$(179,709)

Netting Agreements and Collateral Requirements

In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with certain collateral held and/or posted and create a net payment. The provisions of the ISDA Master Agreement typically permit a net payment in the event of default including the bankruptcy or insolvency of the counterparty. Absent an event of default by the counterparty or termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Funds’ net assets decline by a stated percentage or if the Funds fail to meet the terms of its ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash collateral held at broker or cash collateral due to broker, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds and any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

During the current reporting period, the Funds adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowings transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Funds’ derivative assets and liabilities at fair value by risk are presented in the tables above. For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under a Master Netting Agreement (“MNA”) and net of related collateral received by the Funds for assets or pledged by the Funds for liabilities as of September 30, 2014.

Large Cap Value

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Received*	Net Amount of Derivative Assets(a)
Barclays Bank Plc	$196,539	$(9,583)	$—	$186,956

	$196,539	$(9,583)	$—	$186,956

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Pledged*	Net Amount of Derivative Assets(b)
Barclays Bank Plc	$(9,583)	$9,583	$—	$—

	$(9,583)	$9,583	$—	$—

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Non-US Core Equity

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Received*	Net Amount of Derivative Assets(a)
Deutsche Bank AG	$38,469	$—	$—	$38,469
JP Morgan Chase Bank, N.A.	92,466	—	—	92,466
UBS AG	16,277	—	—	16,277

	$147,212	$—	$—	$147,212

(a)	Represents the net amount receivable from the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

Opportunistic Fixed

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Received*	Net Amount of Derivative Assets(a)
Citibank N.A.	$1,341,303	$(1,174,772)	$—	$166,531
Deutsche Bank AG	834,359	(834,359)	—	—
Goldman Sachs	2,515,517	(1,610,547)	—	904,970

	$4,691,179	$(3,619,678)	$—	$1,071,501

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Pledged*	Net Amount of Derivative Assets(b)
Citibank N.A.	$(1,174,772)	$1,174,772	$—	$—
Deutsche Bank AG	(887,397)	834,359	—	(53,038)
Goldman Sachs	(1,610,547)	1,610,547	—	—
JPMorgan Chase Bank	(5,416)	—	—	(5,416)

	$(3,678,132)	$3,619,678	$—	$(58,454)

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

Emerging Markets

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Received*	Net Amount of Derivative Assets(a)
Goldman Sachs & Co.	$33,436	$(33,436)	$—	$—
Royal Bank of Scotland plc	5,562,606	(5,562,606)	—	—

	$5,596,042	$(5,596,042)	$—	$—

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Pledged*	Net Amount of Derivative Assets(b)
Goldman Sachs & Co.	$(908,121)	$33,436	$874,685	$—
Royal Bank of Scotland plc	(9,520,965)	5,562,606	—	(3,958,359)

	$(10,429,086)	$5,596,042	$874,685	$(3,958,359)

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

Global Low Volatility

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Received*	Net Amount of Derivative Assets(a)
Bank of New York	$410,054	$—	$—	$410,054
Goldman Sachs	113,872	—	—	113,872
HSBC Bank USA	56,211	—	—	56,211
JPMorgan Chase Bank	150,060	—	—	150,060
UBS AG	252,449	—	—	252,449

	$982,646	$—	$—	$982,646

(a)	Represents the net amount receivable from the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

(b)  Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c)  Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

(d)  Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

The Funds participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”), is authorized to lend Fund portfolio securities to qualified broker-dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower. Securities on loan are fully collateralized and the collateral exceeded the securities on loan at September 30, 2014. Currently, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at September 30, 2014 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Large Cap Growth	$9,482,715	$9,819,336	$—
Large Cap Value	8,517,843	8,777,252	—
Small/Mid Cap Growth	43,151,819	44,929,420	—
Small/Mid Cap Value	29,986,776	30,754,854	441,678
Non-US Core Equity	111,232,231	113,444,072	3,725,405
Core Fixed	1,699,386	1,738,208	—
Emerging Markets	37,788,745	39,219,929	782,131
Global Low Volatility	19,517,963	20,512,093	—

(e)  Repurchase agreements

A Fund may enter into a repurchase agreement under the terms of a Master Repurchase Agreement (“MRA”) where the Fund purchases securities from a bank or broker-dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements are fully collateralized and the collateral is marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. As of September 30, 2014, none of the Funds held open repurchase agreements.

(f)  Swaps

A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap at the time of default, and not the entire notional amount of the swap contract now that the potential loss can be mitigated by the posting of collateral and offsetting provisions of the ISDA. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of counterparty default on swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) enacted in 2010, a new regulatory framework for certain over-the-counter (“OTC”) derivatives, such as swaps was enacted. The Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants will be regulated as swap dealers or swap participants, and are, or will be subject to certain minimum capital and margin requirements and business conduct standards.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

During the period ended September 30, 2014, Core Fixed used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. See the Core Fixed Schedule of Investments for a listing of open swap agreements as of September 30, 2014.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

(g)  Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission (“CFTC”) for sale to customers in the United States, or on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, the Emerging Markets Fund will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future operates like a swap transaction and uses equity index swaps on equity index futures. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statement of Operations.

During the period ended September 30, 2014, Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value, Non-US Core Equity, Emerging Markets and Global Low Volatility used futures to equitize cash. Core Fixed and Opportunistic Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets also used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value, Non-US Core Equity, Core Fixed, Emerging Markets and Global Low Volatility Schedules of Investments for a listing of open futures contracts as of September 30, 2014.

(h)  Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

During the period ended September 30, 2014, Non-US Core Equity used options to adjust exposure to foreign currency and to efficiently maintain liquidity. Core Fixed used options to manage interest rate and volatility exposure.

See the Non-US Core Equity and the Core Fixed Schedules of Investments for a listing of options contracts as of September 30, 2014.

Transactions in written option contracts for Core Fixed for the period ended September 30, 2014, is as follows:

	Number of Contracts/ Notional Amount	Premiums Received
Options outstanding at March 31, 2014	175	$23,279
Options written	351	50,702
Options terminated in closing purchase transactions	(175)	(23,279)
Options expired	(28)	(1,685)

Options outstanding at September 30, 2014	323	$49,017

(i)  Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

During the period ended September 30, 2014, Large Cap Value used forward foreign currency contracts to partially hedge Japanese Yen exposure on the currency risk embedded in one ADR position. Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Emerging Markets and Global Low Volatility used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Funds. See the Large Cap Value, Opportunistic Fixed, Emerging Markets and Global Low Volatility Schedules of Investments for a listing of open forward foreign currency contracts as of September 30, 2014.

(j)  Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k)  When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

prior to settlement date. See the Core Fixed Schedule of Investments for TBA sale commitments and the Opportunistic Fixed Schedule of Investments for when-issued securities held as of September 30, 2014.

(l)  Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of September 30, 2014.

(m)  Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedules of Investments for mortgage-backed and asset-backed securities held by Core Fixed as of September 30, 2014.

(n)  Mortgage dollar roll and treasury roll transactions

The Funds may sell mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The Funds may enter into treasury roll transactions. In a treasury roll transaction the Fund sells a treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price at a future settlement date. The Fund receives cash from the sale of the treasury security to use for other investment purposes. The difference between the sale and repurchase price represents net interest income or net interest expense. Under GAAP, the treasury roll transaction is accounted for as a financing transaction and not as a purchase or sale. During

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

the term of the borrowing the Fund records the related interest income or interest expenses on an accrual basis. Treasury roll transactions involve the risk that the market value of the securities that the Fund is required to repurchase may decline below the agreed upon repurchase price of those securities.

Treasury roll transactions are entered into by the Funds under an MRA. An MRA permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With treasury roll transactions, typically the Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund obligation under bankruptcy law to return the excess to the counterparty. The Funds did not hold open treasury rolls as of September 30, 2014.

(o)  Bank loans

Core Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At September 30, 2014, the Funds held no unfunded loan commitments.

(p)  Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(q)  Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

(r)  Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

(s)  Redemption fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short-term trading fee and recorded as paid-in capital.

3.	Credit agreement

The Trust entered into a Credit Agreement on behalf of the Funds (“the Agreement”) with a bank pursuant to a revolving line of credit. Borrowings for each Fund under the Agreement are limited to the lesser of $50,000,000 or 33 1/3% of a Fund’s Total Net Assets provided borrowings did not exceed, in the aggregate, $50,000,000. Under the terms of the Agreement the Trust pays an annual commitment fee at the rate 0.15% per year on the difference between the total line of credit and the average daily amount of borrowings outstanding. Interest is charged to the Funds based on its borrowings at a variable rate equal to the Overnight Rate plus 1.25%. The Agreement expired on June 23, 2014 and was not renewed. The Funds did not borrow under the Agreement during the period ended September 30, 2014.

4.	Indemnities

In the normal course of business, the Funds enter into contracts that require them to provide a variety of representations or general indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

5.	Fees and other transactions with affiliates

The Advisor provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Advisor a fee for managing the Fund’s investments at an annual rate of:

	Investment Advisory Fee* on Net Assets
	Average net assets up to $750 million	Average net assets in excess of $750 million
Large Cap Growth	0.55%	0.53%
Large Cap Value	0.53%	0.51%
Small/Mid Cap Growth	0.90%	0.88	%**
Small/Mid Cap Value	0.90%	0.88	%**
Non-US Core Equity	0.75%	0.73%
Core Fixed	0.35%	0.33%
Opportunistic Fixed	0.80%	0.78	%**
Emerging Markets	0.80%	0.78	%**
Global Low Volatility	0.75%	0.73	%**

*	Consists of the total advisory fee payable by the Funds to the Advisor. The Advisor is responsible for paying the subadvisory fees.
**	Prior to July 1, 2014, the Investment Advisory fee on average net assets in excess of $750 million was 0.90%, 0.90%, 0.80%, 0.80% and 0.75%, respectively.

Such fees as referenced above are shown in the Advisory fees line in the Statements of Operations. The Advisor provides certain internal administrative services to the Class S, Class Y-1 and Class Y-2 shares of the Funds, for which the Advisor receives a fee of 0.15%, 0.10% and 0.05% of the average daily net assets of the Class S, Class Y-1 and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring and overseeing non-advisory relationships with entities providing services to the Class S, Class Y-1 and Class Y-2 shares, including the transfer agent. However, Class S, Class Y-1 and Class Y-2 shares have not commenced operations.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

As of September 30, 2014 only the Class Y-3 shares of each Fund had commenced operations.

The Funds have adopted a plan of marketing and service, or “12b-1 plan” to finance the provision of certain shareholder services to the owners of Class S and Class Y-1 shares of the Funds (collectively referred to as the “plans”). The plan provides for payments at annual rates (based on average net assets) of up to 0.25% of each Fund’s Class S and Class Y-1 shares. However, Class S and Class Y-1 shares have not commenced operations.

The Trust, with respect to each Fund, and the Advisor have entered into a written contractual fee waiver and expense reimbursement agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or reimburse expenses in an amount necessary to limit each Fund’s total annual operating expenses to an annual rate (as a percentage of each Fund’s average daily net assets) as set forth in the table below. For the period ended September 30, 2014, the fees were reimbursed to the extent that each Fund’s class expenses exceeded the net expense rates of average daily net assets of the Fund class. These reimbursements are shown in the Reimbursement of expenses line in the Statements of Operations. The written contractual fee waiver and expense reimbursement agreement for each Fund, with the exception of Opportunistic Fixed, expired effective July 31, 2014.

	Class S	Class Y-1	Class Y-2	Class Y-3
Large Cap Growth	1.07%	1.02%	0.72%	0.57%
Large Cap Value	1.05%	1.00%	0.70%	0.55%
Small/Mid Cap Growth	1.47%	1.42%	1.12%	0.97%
Small/Mid Cap Value	1.47%	1.42%	1.12%	0.97%
Non-US Core Equity	1.37%	1.32%	1.02%	0.87%
Core Fixed	0.87%	0.82%	0.52%	0.37%
Opportunistic Fixed	1.40%	1.35%	1.05%	0.90%
Emerging Markets	1.60%	1.55%	1.25%	0.95%
Global Low Volatility	1.35%	1.30%	1.00%	0.85%

Pursuant to the expense reimbursement agreement, the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor reimburses for a period of three years following such fee waiver and expense reimbursement, to the extent that such reimbursement of the Advisor by a Fund will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund. For the six months ended September 30, 2014, the Advisor recovered $55,146 in reimbursed expenses from Global Low Volatility.

Pursuant to the Funds’ expense reimbursement agreement, the Advisor can recapture certain amounts waived or reimbursed over the past three 12-month periods ended July 31, 2014. The following amounts were available for recapture as of July 31, 2014.

	Expenses Reimbursed in the 12-Months Ended July 31,
	2012	2013	2014
	Subject to Recapture until July 31,
	2015	2016	2017
Large Cap Growth	$243,890	$206,394	$248,632
Large Cap Value	268,658	198,065	240,121
Small/Mid Cap Growth	240,500	85,083	54,175
Small/Mid Cap Value	237,686	84,500	103,551
Non-US Core Equity	1,321,132	—	—
Core Fixed	661,339	556,235	651,589
Opportunistic Fixed	—	—	253,811
Emerging Markets	83,093	556,088	556,688
Global Low Volatility	—	131,146	—

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Pursuant to a transfer agency agreement with State Street Bank and Trust Co. (“SSB”), SSB has agreed to waive its fees and out of pocket expenses, up to $33,000 per month for the Funds in the aggregate. For the period ended September 30, 2014, the fees waived are shown in the Fee reductions line in the Statement of Operations.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended September 30, 2014, were as follows:

	Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases
Large Cap Growth	$—	$283,283,598
Large Cap Value	—	84,083,152
Small/Mid Cap Growth	—	127,852,338
Small/Mid Cap Value	—	159,059,724
Non-US Core Equity	—	1,054,487,594
Core Fixed	780,715,460	413,712,586
Opportunistic Fixed	—	138,706,150
Emerging Markets	—	245,886,342
Global Low Volatility	—	167,981,906
Sales
Large Cap Growth	—	316,651,547
Large Cap Value	—	129,882,566
Small/Mid Cap Growth	—	148,340,421
Small/Mid Cap Value	—	167,325,333
Non-US Core Equity	—	946,789,221
Core Fixed	268,993,172	413,712,586
Opportunistic Fixed	—	99,088,007
Emerging Markets	—	209,033,908
Global Low Volatility	—	167,378,202

7.	Share transactions

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

Large Cap Growth

	Six Months Ended September 30, 2014		Year Ended March 31, 2014
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	2,499,708	$32,236,339	220,686	$2,949,064
Shares issued to shareholders in reinvestment of distributions	—	—	6,477,176	83,620,341
Shares repurchased	(4,060,090)	(54,216,313)	(13,790,756)	(196,510,818)

Net decrease	(1,560,382)	$(21,979,974)	(7,092,894)	$(109,941,413)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Large Cap Value

	Six Months Ended September 30, 2014		Year Ended March 31, 2014
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	812,685	$10,336,007	232,374	$2,849,063
Shares issued to shareholders in reinvestment of distributions	—	—	570,125	6,835,803
Shares repurchased	(3,169,952)	(41,226,874)	(19,376,634)	(214,892,997)

Net decrease	(2,357,267)	$(30,890,867)	(18,574,135)	$(205,208,131)

Small/Mid Cap Growth

	Six Months Ended September 30, 2014		Year Ended March 31, 2014
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	2,699,179	$32,739,319	2,889,213	$37,028,139
Shares issued to shareholders in reinvestment of distributions	—	—	5,049,172	61,044,497
Shares repurchased	(2,872,722)	(35,748,829)	(13,016,216)	(164,272,001)

Net decrease	(173,543)	$(3,009,510)	(5,077,831)	$(66,199,365)

Small/Mid Cap Value

	Six Months Ended September 30, 2014		Year Ended March 31, 2014
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	2,463,158	$26,939,728	6,584,297	$74,869,203
Shares issued to shareholders in reinvestment of distributions	—	—	6,815,689	71,632,890
Shares repurchased through in-kind redemption*	—	—	(3,518,476)	(39,406,931)
Shares repurchased	(1,977,244)	(21,770,951)	(13,337,366)	(152,670,310)

Net increase (decrease)	485,914	$5,168,777	(3,455,856)	$(45,575,148)

*	The fund had a redemption in-kind on May 6, 2013.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Non-US Core Equity

	Six Months Ended September 30, 2014		Year Ended March 31, 2014
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	21,664,842	$258,820,052	32,304,150	$365,809,642
Shares issued to shareholders in reinvestment of distributions	—	—	11,990,479	136,931,276
Shares repurchased through in-kind redemption*	—	—	(16,779,118)	(188,093,909)
Shares repurchased	(9,667,085)	(116,040,303)	(71,884,254)	(817,992,339)

Net increase (decrease)	11,997,757	$142,779,749	(44,368,743)	$(503,345,330)

*	The fund had a redemption in-kind on May 3, 2013.

Core Fixed

	Six Months Ended September 30, 2014		Year Ended March 31, 2014
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	9,555,235	$101,450,378	18,298,152	$191,482,003
Shares issued to shareholders in reinvestment of distributions	—	—	2,998,318	30,702,775
Shares repurchased	(22,340,327)	(236,095,717)	(20,376,062)	(211,810,617)

Net increase (decrease)	(12,785,092)	$(134,645,339)	920,408	$10,374,161

Opportunistic Fixed

	Six Months Ended September 30, 2014		Period from August 21, 2013 (commencement of operations) through March 31, 2014
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	5,891,481	$62,354,040	25,054,617	$253,754,909
Shares issued to shareholders in reinvestment of distributions	—	—	223,977	2,280,082
Shares repurchased	(3,358,077)	(36,002,445)	(305,258)	(3,148,606)

Net increase	2,533,404	$26,351,595	24,973,336	$252,886,385

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

Emerging Markets

	Six Months Ended September 30, 2014		Year Ended March 31, 2014
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	10,787,546	$112,607,192	42,700,320	$421,595,439
Shares issued to shareholders in reinvestment of distributions	—	—	1,401,471	13,888,576
Shares repurchased	(7,346,690)	(79,191,040)	(7,061,813)	(71,130,846)

Net increase	3,440,856	$33,416,152	37,039,978	$364,353,169

Global Low Volatility

	Six Months Ended September 30, 2014		Year Ended March 31, 2014
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	9,577,113	$119,463,512	40,641,924	$462,693,554
Shares issued to shareholders in reinvestment of distributions	—	—	2,435,648	28,570,158
Shares repurchased	(3,750,497)	(46,893,322)	(9,468,727)	(111,439,468)

Net increase	5,826,616	$72,570,190	33,608,845	$379,824,244

8.	Federal income taxes

As of September 30, 2014, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Growth	$320,795,500	$46,529,637	$(5,972,306)	$40,557,331
Large Cap Value	301,716,110	63,636,862	(2,808,842)	60,828,020
Small/Mid Cap Growth	391,444,403	52,782,185	(9,983,317)	42,798,868
Small/Mid Cap Value	408,859,991	22,481,361	(21,792,536)	688,825
Non-US Core Equity	1,965,277,611	180,261,853	(64,323,408)	115,938,445
Core Fixed	1,004,396,648	18,909,088	(5,601,382)	13,307,706
Opportunistic Fixed	290,002,307	1,181,103	(11,694,625)	(10,513,522)
Emerging Markets	944,697,834	66,573,043	(47,083,571)	19,489,472
Global Low Volatility	752,307,097	70,608,370	(24,141,772)	46,466,598

9.	Recent accounting pronouncement

In June 2014, The Financial Accounting Standards Board (FASB) issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2014 (Unaudited)

10.	Subsequent events

Management has evaluated the impact of subsequent events through November 20, 2014, the date the financial statements were available to be issued. Management has determined that there are no material events that would require adjustment or disclosure in the Funds’ financial statements through this date.

11.	Proxy Voting

A description of the policies and procedures that the Advisor and each Fund’s Subadvisors use to determine how to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-866-658-9896, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information about Funds’ proxy voting decisions are available without charge, online on the Funds’ website at http://www.mercer.us/mutual-funds-on-offer.

12.	Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the SEC’s website at http://www.sec.gov. When filed, the Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

13.	Board Approval of the Investment Management Agreement for the Funds and Subadvisory Agreements for the Funds during the period April 1, 2014 through September 30, 2014

June 9-10, 2014 Board Meeting

Mercer US Large Cap Growth Equity Fund

Mercer US Large Cap Value Equity Fund

Mercer US Small/Mid Cap Growth Equity Fund

Mercer US Small/Mid Cap Value Equity Fund

Mercer Non-US Core Equity Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Renewal of the Investment Management Agreement for the Funds

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of Mercer Funds (the “Trust”) held on June 9-10, 2014 (the “June Meeting”), the Trustees, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Investment Management, Inc., the Trust’s investment advisor (the “Advisor”) (together, the “Independent Trustees”), considered and approved the renewal of the investment management agreement between the Advisor and the Trust (the “Investment Management Agreement”) with respect to each of the following series of the Trust (each a “Fund,” and together, the “Funds”): Mercer US Large Cap Growth Equity Fund (“Large Cap Growth Fund”), Mercer US Large Cap Value Equity Fund (“Large Cap Value Fund”), Mercer US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth Fund”), Mercer US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value Fund”), Mercer Non-US Core Equity Fund (“Non-US Fund”), Mercer Emerging Markets Equity Fund (“Emerging Markets Fund”), Mercer Global Low Volatility Equity Fund (“Global Low Volatility Fund”), Mercer Core Fixed Income Fund (“Core Fixed Income Fund”), and Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed Income Fund”).

In considering the renewal of the Investment Management Agreement, the Board reviewed the information and materials from the Advisor and from counsel that were prepared for the June Meeting, including: (i) the Investment Management Agreement, with respect to the Advisor’s management of the assets of each Fund; (ii) information

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2014 (Unaudited)

describing the nature, extent, and quality of the services that the Advisor provided to the Funds; the fees that the Advisor charged to the Funds for these services; and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds, and that were identified as competitors, as contained in a report prepared by Lipper Inc., an independent, nationally recognized provider of investment company data (the “Lipper Report”); (iii) information regarding the Advisor’s business and operations; financial position; portfolio management team; and compliance program; (iv) information describing each Fund’s operating expenses compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objectives of the Fund, and that were identified by Lipper in the Lipper Report,; (v) information describing each Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar to the investment objective of the Fund, as identified in the Lipper Report; and (vi) information regarding the benefits that the Advisor enjoyed (or may enjoy in the future) as a result of its relationship with the Funds. The Board also considered presentations made by, and discussions held with, representatives of the Advisor, both at the June Meeting and throughout the course of the year at regularly scheduled Board meetings. The Board also evaluated the Advisor’s answers and responses to the questions and information requests contained in the 15(c) Information Request Letter that was submitted to the Advisor on behalf of the members of the Board for use in connection with the contract renewal process.

In addition, the Board considered presentations made by, and discussions held with, representatives of the Advisor. The Board considered and analyzed factors that the Board deemed relevant with respect to the Advisor, including: the nature, extent, and quality of the services that were provided to the Funds by the Advisor; the Advisor’s investment management personnel and operations; the performance of the Funds; the Funds’ expense levels; the profitability to the Advisor under the Investment Management Agreement for each Fund at certain asset levels, and the various current profitability levels of the Funds; any ancillary benefits to the Advisor and its affiliates of the Advisor’s relationship with the Funds; and the effect of asset growth on the Funds’ expenses. The Board also considered the nature, extent, and quality of the non-advisory services that the Advisor and its affiliates provided to the Funds. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards and reviewed materials supplied by their independent legal counsel.

In their consideration of the renewal of the Investment Management Agreement, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services that were provided by the Advisor.  The Board reviewed the services that the Advisor had provided to the Funds. In connection with the investment advisory services that were provided to the Funds, the Board considered the qualifications, experience, and capabilities of the Advisor’s portfolio management team and other investment personnel, and the extent of care and conscientiousness with which the Advisor personnel performed their duties. In this regard, the Board considered that while the Advisor focused primarily on the selection, evaluation, and oversight of the Funds’ Subadvisors, consistent with the Trust’s multi-manager structure, the Advisor also had extensive other responsibilities as the Funds’ investment advisor, including: the provision of investment advice; the allocation of each Fund’s assets among multiple Subadvisors (including overseeing the process of transitioning assets among Subadvisor(s), and the fee negotiation process whereby the Advisor sought to achieve an appropriate and competitive level of fees and fee structure, and the Advisor’s continual monitoring of the ongoing appropriateness and competitiveness of each subadvisory fee and fee structure; the monitoring of each Subadvisor’s investment performance and processes; the oversight of each Subadvisor’s compliance with the applicable Fund’s investment objective, policies, and limitations; review of portfolio security brokerage and trading practices; and oversight of general portfolio compliance with relevant law.

The Board discussed the Advisor’s ability and willingness to identify instances where there was a need to add a new Subadvisor, to replace a current Subadvisor, to reallocate Fund assets among current Subadvisors, to utilize a new strategy of a current Subadvisor, or to implement a combination of these measures, as well as the Advisor’s ability to promptly, efficiently, and economically effect such changes. The Board reviewed the proprietary tools utilized by the Advisor to review, select, evaluate, and monitor Subadvisors for the Funds, as well as the Advisor’s experience, resources, and strengths in advising the Mercer Collective Trust and the Mercer Group Trust, two other pooled investment vehicles overseen by the Advisor.

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2014 (Unaudited)

The Board discussed the Trust’s multi-manager structure, and the services required by the Trust as a consequence of that structure, as measured against an investment company without multiple Subadvisors. The Board also evaluated the nature, extent, and quality of the non-investment advisory and administrative services that were provided to the Funds by the Advisor, such as the supervision of the Funds’ third-party service providers. The Board considered the scope and substance of the Advisor’s regulatory and compliance policies, procedures, and systems. The Board evaluated the Advisor’s capabilities in providing the administrative and compliance services needed to support management of the Funds, and the information that regularly had been provided by the Trust’s Chief Compliance Officer (the “CCO”) to the Trustees at prior Board meetings. The Board also considered the Advisor’s willingness both to add personnel and to replace existing personnel, as the Funds have grown, in order to ensure that appropriate staffing levels were maintained.

Based on their consideration and review of the foregoing information, the Board determined that the Funds benefited from the nature, extent, and high quality of these services, as well as the Advisor’s ability to continue to provide these services based on the Advisor’s experience, operations, and resources and concluded that they supported the continuation of the Investment Management Agreement with the Advisor.

(b)  The costs of the services provided and the profits realized by the Advisor and its affiliates from the Advisor’s relationship with the Funds.  The Board compared each Fund’s contractual management fee and expense ratio to other investment companies considered to be in the Fund’s respective peer group (as identified by Lipper in its Report), and noted each Fund’s rankings. The Board observed that the Advisor did not manage other registered investment companies and, therefore, the Advisor could not provide information regarding the Advisor’s fees for such activities.

The Board discussed the entrepreneurial risk undertaken by the Advisor in creating and operating the Trust and the Funds, recalling the costs of organizing and operating the Funds, and the significant economic impact that these activities had on the profitability of the Advisor over the prior years, as well as the potential effect it would have on the Advisor in connection with its continuing to serve as the investment advisor to each Fund. The Board also discussed the Advisor’s ongoing costs in operating the Funds and the costs of compensating the Subadvisors, as well as the Advisor’s initiative to negotiate reduced fee schedules for certain of the Subadvisors, which results in a benefit to the Advisor.

The Board also considered the other relationships that the Advisor and its affiliates have with the Trust, and any ancillary benefits realized by the Advisor and its affiliates from the Advisor’s relationship with each Fund, as discussed in the materials on this subject that were provided to the Board, as well as in the comments of the Advisor’s personnel at the June Meeting. The Board recognized that because of the Trust’s multi-manager structure, the Advisor did not place portfolio transactions on behalf of the Funds, and, thus, the Advisor did not receive proprietary research from broker-dealers that executed the Funds’ portfolio transactions. In addition, the Board noted that the Advisor, as a policy, did not receive any services paid for by Fund soft dollar commissions. As such, the Board took note of the fact that the Advisor did not derive any benefits from any Fund portfolio transactions, which benefits were enjoyed by certain Subadvisors, and in the case of other registered investment companies, by their investment managers.

The Board noted that the Advisor, by managing the Funds, may benefit (along with its affiliates) to the extent that potential investors view the Advisor and its affiliates as providing a diverse array of investment products, and managing different asset classes, which were available through multiple investment vehicles. The Board also noted that the Advisor served as the Trust’s internal administrator, and the Advisor will be entitled to receive compensation from the Class S, Class Y-1, and Class Y-2 shares of the Funds for acting in that capacity (although no compensation had been paid to date). The Board also considered that, in return for this compensation, the Advisor was responsible for, among other things, attending to shareholder correspondence, assisting with the purchase and redemption of shares, and preparing and distributing documents for shareholder use. As such, the Board concluded that the benefits that accrued to the Advisor and its affiliates by virtue of their relationships to the Funds were reasonable and fair in comparison with the costs of providing the relevant services.

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2014 (Unaudited)

(c)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Board next discussed potential economies of scale. The Board discussed that the advisory fee schedule for each Fund which would now include a breakpoint at $750 million, which would reduce the investment advisory fee for a Fund and allow the shareholders of the Fund to participate in economies of scale available when the Fund surpassed the threshold level without compromising the quality of services.

(d)  The investment performance of the Funds and the Advisor.  The Board considered the overall investment performance of the Funds, and evaluated Fund performance in the context of the Trust’s multi-manager structure, and the unique considerations that this structure required. The Board considered whether the Funds operated within their investment objectives and styles, and considered each Fund’s record of compliance with its investment restrictions. The Board also considered that the Advisor continued to be proactive in seeking to replace and/or add Subadvisors, to reallocate assets among Subadvisors, and to implement new investment Subadvisor strategies, with a view to improving Fund performance over the long term.

While consideration was given to the Advisor’s performance reports and discussions at prior Board meetings, particular attention was given to the Lipper Report prepared specifically for the June Meeting. In reviewing the performance of the Funds, the Board first considered the performance of each respective Fund since inception as compared to the comparable funds of their respective performance universes as included in the Lipper Report, noting that: the performance of the Large Cap Growth Fund fell within the second quintile: the Large Cap Value Fund’s performance fell within the fourth quintile; the performance of the Small/Mid Cap Growth Fund fell within the third quintile: the performance of the Small/Mid Cap Value Fund fell within the fifth quintile; the performance of the Non-US Fund fell within the third quintile; the Emerging Markets Fund’s performance fell within the third quintile; the Global Low Volatility Fund’s performance fell within the fifth quintile; the Core Fixed Income Fund’s performance fell within the second quintile; and the Opportunistic Fixed Income Fund’s performance fell within the first quintile. The Board also recalled the Advisor’s expectations for the acceptable performance of each Fund with respect to a range of quintiles.

In the case of the Large Cap Growth Fund, the Board noted that the Fund’s performance fell within the second and third quintiles of the performance universe across the five annual and since inception measurement periods. The Board also considered that the Large Cap Growth Fund’s performance was better than its peer group average for the one-year period and since inception but below its peer group average for the three- and five- year periods.

In the case of the Large Cap Value Fund, the Board noted that the Fund’s performance for the five annual measurement periods placed it in the first quintile of its peer universe, which was a significant improvement from its since inception fourth quintile performance. The Board considered that the Large Cap Value Fund’s performance was better than its peer group average for the one-, three- and five- year periods but below its peer group average for the since inception measurement period.

In the case of the Small/Mid Cap Growth Fund, the Board noted that the Fund’s performance fell within the third and fourth quintiles of the performance universe across the five annual and since inception measurement periods. The Board also considered that the Small/Mid Cap Growth Fund’s performance was better than its peer group average for the five- year period but below its peer group average for the one-, three-year and since inception measurement periods.

In the case of the Small/Mid Cap Value Fund, it was noted that Fund’s performance fell within the third and fourth quintiles across the five annual measurement periods and in the fifth quintile for the since inception measurement period. The Board also considered that the Small/Mid Cap Value Fund’s performance was better than its peer group average for the three- and five- year periods but below its peer group average for the one-year and since inception measurement periods.

In the case of the Non-US Core Fund, the Board noted that the Fund’s performance fell within the first quintile across the five annual measurement periods and in the third quintile for the since inception measurement period. The Board also considered that the Non-US Core Fund’s performance was better than its peer group average for the one- and five- year periods but below its peer group average for the three-year and since inception measurement periods.

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2014 (Unaudited)

In case of the Emerging Markets Fund, the Board took note of the fact that the Fund commenced operations in May of 2012. It was noted that performance fell within the third quintile for the one-year and since inception measurement periods. The Board also considered that the Emerging Markets Fund’s performance was below its peer group average for the one-year and since inception measurement periods but that the Fund’s performance was near the peer group median for the since inception measurement period.

In case of the Global Low Volatility Fund, the Board took note of the fact that the Fund commenced operations in November of 2012. It was noted that performance fell within the fourth quintile for the one-year measurement period and in the fifth quintile for the since inception measurement period. The Board also considered that the Global Low Volatility Fund’s performance was below its peer group average for the one-year and since inception measurement periods.

In the case of the Core Fixed Income Fund, the Board noted that the Fund’s performance was in the first and second quintiles across the five annual measurement periods and in the second quintile for the since inception measurement period. The Board also considered that the Non-US Fund’s performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year and since inception measurement periods.

In the case of the Opportunistic Fixed Income Fund, the Board took note of the fact that the Fund commenced operations in August of 2013. It was noted that performance fell within the first quintile for the since inception measurement period. The Board also considered that the Opportunistic Fixed Income Fund’s performance was better than its peer group average for the since inception measurement period.

On this basis, the Board concluded that the Advisor’s performance in managing each Fund indicated that the Advisor’s continued management will benefit each Fund and its shareholders.

Conclusion.  Following full consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Trustees. Based on these factors, and such other matters as were deemed relevant, the Trustees concluded that the management fee rates of the Funds continued to be reasonable in relation to the services provided by the Advisor to the Funds, as well as the costs that were incurred and benefits that were gained by the Advisor in providing such services. It was noted that the Trustees had taken into consideration the fees charged by the investment advisors to the investment companies included in the Funds’ peer groups as presented in the Lipper Report. As a result, the Board, including all of the Independent Trustees, concluded that the approval of the Investment Management Agreement was in the best interests of the Funds and their shareholders, and they approved the renewal of the Investment Management Agreement.

Mercer US Large Cap Growth Equity Fund

Mercer US Large Cap Value Equity Fund

Mercer US Small/Mid Cap Growth Equity Fund

Mercer US Small/Mid Cap Value Equity Fund

Mercer Non-US Core Equity Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

Mercer Core Fixed Income Fund

Renewal of the Subadvisory Agreements for the Funds

At the June Meeting, the Board, including the Independent Trustees, also considered and approved the continuation of the subadvisory agreements (collectively, the “Subadvisory Agreements”) entered into by the Advisor and the following subadvisors for the Funds: Sands Capital Management, LLC (in the case of the Large Cap Growth Fund); Brandywine Global Investment Management, LLC, Robeco Investment Management, Inc., O’Shaughnessy Asset Management, LLC, and The Boston Company Asset Management, LLC (in the case of the Large Cap Value Fund); Westfield Capital Management Company and Palisade Capital Management, L.L.C. (in the case of the Small/Mid Cap Growth Fund); NWQ Investment Management Company, LLC, River Road Asset Management, LLC, and Systematic Financial Management, L.P. (in the case of the Small/Mid Cap Value Fund); Arrowstreet Capital,

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2014 (Unaudited)

Limited Partnership, Massachusetts Financial Services Company, and Lingohr & Partner North America, Inc. (in the case of the Non-US Fund); AQR Capital Management, LLC, Kleinwort Benson Investors International Ltd., and Vontobel Asset Management, Inc. (in the case of the Emerging Markets Fund); Acadian Asset Management LLC, First Eagle Investment Management, and MFG Asset Management (in the case of the Global Low Volatility Fund); and Dodge & Cox (in the case of the Core Fixed Income Fund) (each a “Subadvisor,” and together, the “Subadvisors”).

In considering the renewal of the Subadvisory Agreements, the Board considered the information and materials from the Advisor and counsel that included, as to each Subadvisor and each Fund: (i) the Subadvisory Agreement between the Advisor and the Subadvisor; (ii) information regarding the review and due diligence process by which the Advisor selected, monitored, and evaluated the Subadvisor, and recommended the Subadvisor for Board approval; (iii) information describing the nature, extent, and quality of the services that the Subadvisor provided to the respective Fund, and the fees that the Subadvisor charged the Advisor for these services; (iv) information regarding the Subadvisor’s business and operations, financial condition, portfolio management team, and compliance program; (v) the Subadvisor’s brokerage and trading policies and practices; (vi) the Subadvisor’s performance in managing its allocated portion of the Fund’s investment portfolio; (vii) the Subadvisor’s historical performance returns managing a similar investment mandate, and a comparison of the performance returns to a relevant index; and (viii) the Advisor’s detailed monitoring and reporting of Subadvisor performance on qualitative and quantitative factors.

In addition, the Board considered presentations made by, and discussions held with, representatives of the Advisor and representatives of the Subadvisors at the June Meeting and throughout the course of the year at regularly scheduled Board meetings. During their review of this information, the Board also considered the Subadvisors’ answers and responses to applicable information requests contained in their 15(c) Information Request Letters. The Board considered and analyzed the factors that the Board deemed relevant with respect to each Subadvisor, including: the nature, extent, and quality of the services that were provided to the applicable Fund by the Subadvisor; the Subadvisor’s investment management style and investment decision-making process; the Subadvisor’s historical performance record managing its allocated portion of the Fund’s portfolio, as well as pooled investment products similar to the applicable Fund; the qualifications and experience of the employees at the Subadvisor who were responsible for the day-to-day management of the allocated portion of the Fund; and the Subadvisor’s staffing levels and overall resources. The Board also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards and reviewed materials supplied by their independent legal counsel.

In particular, and as to each Fund and to each Subadvisor, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the advisory services that were provided by the Subadvisors.  The Board reviewed the nature, extent, and quality of the advisory services that each Subadvisor had provided to the applicable Fund. The Board considered the Advisor’s active role as a manager of managers, which included, among other items, monitoring and evaluating the performance of the Subadvisors, recommending that Subadvisors that have not performed as expected either be replaced or their allocated portion of the Fund’s portfolio be reduced, and negotiating fee arrangements that may permit the Funds to realize economies of scale without compromising the quality of services. The Board discussed the specific investment management process that was employed by each Subadvisor in managing the assets that were allocated to the Subadvisor (which had been discussed with each Subadvisor previously); the qualifications, experience, and capabilities of the Subadvisor’s management and other personnel responsible for the portfolio management of the allocated portion of the applicable Fund; the financial position of the Subadvisor; the quality of the Subadvisor’s regulatory and legal compliance policies and procedures; and the Subadvisor’s brokerage practices. The Board considered each Subadvisor’s infrastructure and whether it continued to support the Subadvisor’s investment strategy adequately. The Board also discussed the Advisor’s review, selection, and due diligence process with respect to each Subadvisor, and the Advisor’s favorable

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2014 (Unaudited)

assessment as to the nature, extent, and quality of the subadvisory services that were provided by the Subadvisor. The Board determined that each Fund would continue to benefit from the quality and experience of the portfolio managers of each Fund’s Subadvisors.

Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent, and quality of the subadvisory services that were provided by each Subadvisor, as well as each Subadvisor’s ability to continue to provide these services based on its experience, operations, and resources, were adequate and appropriate, and had benefited, and will continue to benefit, the applicable Fund and its shareholders. The Board concluded that these factors supported the continuation of the Subadvisory Agreements with the Subadvisors.

(b)  The costs of the services provided and the profits realized by the Subadvisor and its affiliates from the Subadvisor’s relationship with the Funds.  The Board considered the review, selection, and due diligence process employed by the Advisor in deciding to recommend each Subadvisor as a Subadvisor to the respective Fund. The Board took account of the Advisor’s reasons for concluding that the compensation payable to each Subadvisor for its services to the Fund were fair and reasonable, in light of the nature and quality of the services furnished to the Fund, and the Advisor’s recommendation at the June Meeting that the Subadvisors be continued, particularly in light of the fact that the Subadvisors’ fees were paid by the Advisor and not by the Funds (or their shareholders), and, thus, payments to the Subadvisors detracted from the Advisor’s profitability. The Board reviewed subadvisor profitability information, to the extent it was provided by the Subadvisors in their responses contained in the 15(c) Questionnaires, but since the fees paid by the Advisor to each Subadvisor were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate reasonable fees with the Subadvisors, the consideration of each Subadvisor’s profitability was not considered necessary. The Board took into account the Advisor’s ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, the Advisor’s assessment that the subadvisory fee rates charged by each Subadvisor reflected a reasonable fee arrangement, and the Advisor’s continued initiative to implement reduced subadvisory fee schedules with the Subadvisors which results in a benefit to the Advisor. The Board noted that the subadvisory fees were paid by the Advisor to each Subadvisor and were not additional fees to be borne by the Funds or their shareholders. The Board also considered the information supplied by each Subadvisor, in its 15(c) questionnaire, that presented data regarding fees charged to other clients of the Subadvisor. Based on their discussion, the Board concluded that, in light of the quality and extent of the services that were provided, the fees paid to each Subadvisor with respect to the Fund assets that were allocated to the Subadvisor appeared to be within a reasonable range in relation to the services to be provided by each Subadvisor.

(c)  Ancillary Benefits.  The Board considered whether there were any ancillary benefits that may accrue to the Subadvisors as a result of their relationships with the Funds. The Board concluded that certain Subadvisors may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Board noted that the Subadvisors were required to select brokers who met the Funds’ requirements for seeking best execution, and that the Advisor monitored and evaluated the Subadvisors’ trade execution with respect to Fund brokerage transactions on a quarterly basis and provided reports to the Board on these matters. The Board concluded that the benefits accruing to the Subadvisors by virtue of their relationships with the Funds were reasonable based upon the level and quality of services provided.

(d)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Board next discussed economies of scale. The Board considered each Subadvisor’s fee schedule for providing services to the applicable Fund, and noted that each Subadvisory Agreement, with the exception of the NWQ Subadvisory Agreement and the Vontobel Subadvisory Agreement, included breakpoints that would reduce the Subadvisor’s fees as assets in the applicable Fund increased. It was noted that the benefit of breakpoints would go to the Advisor, and not to the Funds, and would be reflected in the Advisor’s profitability, which had been reviewed by the Board.

(e)  The investment performance of the Funds and the Subadvisors.  The Board considered whether each Subadvisor operated within the applicable Fund’s investment objective and style, and considered each Subadvisor’s record of compliance with the Fund’s relevant investment restrictions. The Board also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of each Subadvisor supported the approval of its Subadvisory Agreement.

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2014 (Unaudited)

Conclusion.  Following full consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Trustees. Based on these factors, along with the determination of the Advisor at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Trustees concluded that the fee rate for each Subadvisor continued to be reasonable in relation to the services that were provided by each of the Subadvisors to the Funds. As a result, the Board, including all of the Independent Trustees, concluded that the approval of the Subadvisory Agreements was in the best interests of the Funds and their shareholders, and approved the renewal of each of the Subadvisory Agreements.

Mercer Emerging Markets Equity Fund

Mercer Opportunistic Fixed Income Fund

Approval of a New Subadvisory Agreement for the Funds

At the June Meeting, the Trustees, including the Independent Trustees, considered and approved a proposed amended and restated subadvisory agreement (the “Amended and Restated Investec Subadvisory Agreement”) between the Advisor and Investec Asset Management Ltd. (“IAML”) on behalf of each of the Mercer Emerging Markets Equity Fund (the “Emerging Markets Fund”) and the Mercer Opportunistic Fixed Income Fund (the “Opportunistic Fixed Income Fund”). As part of a reorganization (the “Investec Reorganization”), Investec Asset Management US Ltd. (“IAM US”) transferred its rights, obligations and duties under the current investment subadvisory agreement, dated July 1, 2013, amended as of October 29, 2013, by and between the Advisor and IAM US (the “Current Investec Subadvisory Agreement”) to IAML, its direct affiliate. Accordingly, the Board approved the Amended and Restated Investec Subadvisory Agreement pursuant to which IAML replaced IAM US under the Current Investec Subadvisory Agreement.

In considering the approval of the Amended and Restated Investec Subadvisory Agreement, the Board considered the information and materials from the Advisor, IAML and counsel, that included, as to IAML and each of the Emerging Markets Fund and Opportunistic Fixed Income Fund: (i) the proposed Amended and Restated Investec Subadvisory Agreement; (ii) information regarding the process by which the Advisor had initially reviewed, selected, and recommended IAML US for the Board’s approval, and the Advisor’s rationale for continuing to retain IAML as a subadvisor following the closing of the Investec Reorganization; (iii) the nature, extent, and quality of the services that IAML US had previously provided and that IAML expects to provide to each of the Emerging Markets Fund and Opportunistic Fixed Income Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of IAML, and the effect that the Investec Reorganization may have on IAML’s business and operations; (v) IAML’s brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by IAML for its services to each of the Emerging Markets Fund and Opportunistic Fixed Income Fund; (vii) a summary of IAML’s compliance program; (viii) information regarding IAML’s historical performance returns managing its allocated portion of each of the Emerging Markets Fund’s and Opportunistic Fixed Income Fund’s portfolio and investment mandates similar to each of the Emerging Markets Fund’s and Opportunistic Fixed Income Fund’s investment mandate, and a comparison of such performance to a relevant index; and (ix) the financial condition of IAML before and after the Investec Reorganization.

In addition, the Board considered presentations made by, and discussions held with, representatives of the Advisor. The Board considered and analyzed factors that the Board deemed relevant with respect to IAML, including: the nature, extent, and quality of the services to be provided to each of the Emerging Markets Fund and Opportunistic Fixed Income Fund by IAML following the consummation of the Investec Reorganization; IAML’s management style and investment decision-making process; IAML’s historical performance record managing investment products similar to each of the Emerging Markets Fund and Opportunistic Fixed Income Fund; the qualifications and experience of the members of IAML’s portfolio management teams; and IAML’s staffing levels and overall resources. The Board also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the subadvisors. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards and reviewed materials supplied by their independent legal counsel.

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2014 (Unaudited)

In particular, and as to IAML, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by IAML.  The Board reviewed the nature, extent, and quality of the services that have been previously provided by IAML US to each of the Emerging Markets Fund and Opportunistic Fixed Income Fund under the prior Investec Subadvisory Agreement and that are proposed to be provided by IAML to each of the Emerging Markets Fund and Opportunistic Fixed Income Fund under the Amended and Restated Investec Subadvisory Agreement. The Board considered: (i) IAML’s organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) its expertise in providing portfolio management services to the each of the Emerging Markets Fund and Opportunistic Fixed Income Fund and other similar investment portfolios and the performance history of each of the Emerging Markets Fund and Opportunistic Fixed Income Fund and those other portfolios; (iii) its investment strategy for each of the Emerging Markets Fund and Opportunistic Fixed Income Fund; (iv) its performance relative to comparable mutual funds and unmanaged indices; and (v) its compliance program. The Board also considered the review process undertaken by the Advisor and the Advisor’s favorable assessment of the nature and quality of the subadvisory services provided and expected to be provided to each of the Emerging Markets Fund and Opportunistic Fixed Income Fund by IAML after consummation of the Investec Reorganization. The Board also noted that the executive and portfolio management teams of IAML were expected to stay in place after consummation of the Investec Reorganization. The Board concluded that each of the Emerging Markets Fund and Opportunistic Fixed Income Fund and their respective shareholders would continue to benefit from the quality and experience of IAML’s investment professionals. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the subadvisory services provided by IAML US under the prior Investec Subadvisory Agreement, as well as IAML’s ability to render such services based on its experience, operations and resources, were adequate and appropriate for each of the Emerging Markets Fund and Opportunistic Fixed Income Fund in light of each of the Emerging Markets Fund’s and Opportunistic Fixed Income Fund’s investment objectives, and supported a decision to approve the Amended and Restated Investec Subadvisory Agreement.

Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent, and quality of the subadvisory services anticipated to be provided by IAML following the Investec Reorganization, as well as IAML’s ability to render such services based on IAML’s experience, operations, and resources, were appropriate for each of the Emerging Markets Fund and Opportunistic Fixed Income Fund, in light of each of the Emerging Markets Fund’s and Opportunistic Fixed Income Fund’s investment objectives, and the mandate relating to the allocated portion of each of the Emerging Markets Fund’s and Opportunistic Fixed Income Fund’s investment portfolio that IAML would continue to manage.

(b)  Comparison of the services to be rendered and fees to be paid to IAML under other advisory and subadvisory contracts, such as those with other clients.  The Trustees discussed the services that would be rendered by IAML and evaluated the compensation to be paid to IAML by the Advisor for those services. The Trustees considered the proposed new fees payable under the Amended and Restated Investec Subadvisory Agreement, noting that the proposed fee would be paid by the Advisor, and not each of the Emerging Markets Fund and Opportunistic Fixed Income Fund, and, thus, would not impact the fees paid by each of the Emerging Markets Fund and Opportunistic Fixed Income Fund. The Board concluded that the proposed fee payable to IAML by the Advisor with respect to the assets allocated to IAML in its capacity as subadvisor was reasonable in relation to the services expected to be provided by IAML. The Trustees noted that the services that IAML would furnish to each of the Emerging Markets Fund and Opportunistic Fixed Income Fund appeared to be comparable to the services that IAML currently provides to its other advisory and subadvisory clients having similar investment strategies. The Trustees also considered that the fees agreed to by IAML were the result of an arm’s length bargain negotiated by unaffiliated parties.

The Trustees also noted that, while IAML’s fee schedule did include breakpoints, the benefit of breakpoints would go to the Advisor, and not to the Fund, and would be reflected in the Advisor’s profitability, which had been reviewed by the Board.

The Board considered the review, selection, and due diligence process employed by the Advisor, as discussed at the Meeting, in determining to recommend that IAML continue to serve as a subadvisor to each of the Emerging Markets Fund and Opportunistic Fixed Income Fund, and the Advisor’s reasons for concluding that the subadvisory

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2014 (Unaudited)

fees to be paid by the Advisor to IAML for its services to each of the Emerging Markets Fund and Opportunistic Fixed Income Fund were reasonable. The Board emphasized in their discussions that the subadvisory fees of IAML would be paid by the Advisor, and were not additional fees to be borne by each of the Emerging Markets Fund and Opportunistic Fixed Income Fund or their respective shareholders. Based on their discussion, the Board concluded that, in light of the nature, quality, and extent of the services to be provided, the proposed fees to be paid to IAML with respect to the assets of each of the Emerging Markets Fund and Opportunistic Fixed Income Fund allocated to IAML appeared to be reasonable in relation to the services expected to be provided by IAML. The Board also considered the potential “fallout” or ancillary benefits that may accrue to IAML from its relationship with each of the Emerging Markets Fund and Opportunistic Fixed Income Fund and concluded that they were reasonable

Since the fees to be paid to IAML were the result of arm’s length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of IAML was not considered relevant to the Board’s deliberations. The Board took note of the Advisor’s explanation, earlier in the Meeting, that the recommended appointment of IAML was not affected by the impact that the appointment would have on the Advisor’s revenues and profitability. On the basis of these considerations, the Board concluded that, in light of the nature, extent, and quality of the services expected to be provided by IAML and the proposed fees to be paid to IAML by the Advisor for managing its allocated portion of each of the Emerging Markets Fund and Opportunistic Fixed Income Fund, the potential benefits accruing to IAML as a result of serving as a Subadvisor to each of the Emerging Markets Fund and Opportunistic Fixed Income Fund were reasonable in relation to the services expected to be provided by IAML to each of the Emerging Markets Fund and Opportunistic Fixed Income Fund.

(c)  Investment performance of each of the Emerging Markets Fund and Opportunistic Fixed Income Fund and IAML.  The Trustees considered IAML US’s prior investment performance in managing its allocated portion of each of the Emerging Markets Fund’s and Opportunistic Fixed Income Fund’s portfolio as a factor in evaluating the Amended and Restated Investec Subadvisory Agreement. The Trustees also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of IAML US supported the approval of the Amended and Restated Investec Subadvisory Agreement.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend that IAML serve as a subadvisor to each of the Emerging Markets Fund and Opportunistic Fixed Income Fund, and such other matters as were deemed relevant, the Trustees concluded that the proposed fee rate for IAML was reasonable in relation to the services that were expected to be provided to each of the Emerging Markets Fund and Opportunistic Fixed Income Fund. As a result, the Board, including all of the Independent Trustees, concluded that the approval of the Amended and Restated Investec Subadvisory Agreement was in the best interests of each of the Emerging Markets Fund and Opportunistic Fixed Income Fund and their shareholders and approved the Amended and Restated Investec Subadvisory Agreement.

Mercer US Small/Mid Cap Value Equity Fund

Approval of a New Subadvisory Agreement for the Fund

At the June Meeting, the Board, including the Independent Trustees, considered and approved a new subadvisory agreement (the “Proposed New River Road Subadvisory Agreement”) entered into by the Advisor and River Road Asset Management, LLC (“River Road”), with respect to the Mercer US Small/Mid Cap Value Equity Fund (the “Small/Mid Cap Value Fund”). Due to an anticipated change in the ownership of River Road (the “River Road Transaction”), the prior subadvisory agreement between River Road and the Advisor, on behalf of the Small/Mid Cap Value Fund (the “Prior River Road Subadvisory Agreement”), was expected to terminate effective upon the closing of the River Road Transaction, and therefore, the Board approved the Proposed New River Road Subadvisory Agreement to replace the Prior River Road Subadvisory Agreement.

In considering the approval of the Proposed New River Road Subadvisory Agreement, the Board considered the information and materials from the Advisor, River Road and counsel, that included, as to River Road and the

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2014 (Unaudited)

Small/Mid Cap Value Fund: (i) the Proposed New River Road Subadvisory Agreement; (ii) information regarding the process by which the Advisor had initially reviewed, selected, and recommended River Road for the Board’s approval, and the Advisor’s rationale for continuing to retain River Road as a subadvisor following the closing of the River Road Transaction; (iii) the nature, extent, and quality of the services that River Road has previously provided to the Small/Mid Cap Value Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of River Road, and the effect that the River Road Transaction may have on River Road’s business and operations; (v) River Road’s brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by River Road for its services to the Small/Mid Cap Value Fund; (vii) a summary of River Road’s compliance program; (viii) information regarding River Road’s historical performance returns managing its allocated portion of the Small/Mid Cap Value Fund’s portfolio and investment mandates similar to the Small/Mid Cap Value Fund’s investment mandate, and a comparison of such performance to a relevant index; and (ix) the financial condition of River Road before and after the River Road Transaction.

In addition, the Board considered presentations made by, and discussions held with, representatives of the Advisor. The Board considered and analyzed factors that the Board deemed relevant with respect to River Road, including: the nature, extent, and quality of the services to be provided to the Small/Mid Cap Value Fund by River Road following the consummation of the River Road Transaction; River Road’s management style and investment decision-making process; River Road’s historical performance record managing investment products similar to the Small/Mid Cap Value Fund; the qualifications and experience of the members of River Road’s portfolio management team; and River Road’s staffing levels and overall resources. The Board also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the subadvisors. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards and reviewed materials supplied by their independent legal counsel.

In particular, and as to River Road, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by River Road.  The Board reviewed the nature, extent, and quality of the services that have been previously provided by River Road to the Small/Mid Cap Value Fund under the Prior River Road Subadvisory Agreement and that are proposed to be provided by River Road to the Small/Mid Cap Value Fund under the Proposed New River Road Subadvisory Agreement. The Board considered: (i) River Road’s organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) its expertise in providing portfolio management services to the Small/Mid Cap Value Fund and other similar investment portfolios and the performance history of the Small/Mid Cap Value Fund and those other portfolios; (iii) its investment strategy for the Small/Mid Cap Value Fund; (iv) its performance relative to comparable mutual funds and unmanaged indices; and (v) its compliance program. The Board also considered the review process undertaken by the Advisor and the Advisor’s favorable assessment of the nature and quality of the subadvisory services provided and expected to be provided to the Small/Mid Cap Value Fund by River Road after consummation of the River Road Transaction. The Board also noted that the executive and portfolio management teams of River Road were expected to stay in place after consummation of the River Road Transaction. The Board concluded that the Small/Mid Cap Value Fund and its shareholders would continue to benefit from the quality and experience of River Road’s investment professionals. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the subadvisory services provided by River Road under the Prior River Road Subadvisory Agreement, as well as River Road’s ability to render such services based on its experience, operations and resources, were adequate and appropriate for the Small/Mid Cap Value Fund in light of the Small/Mid Cap Value Fund’s investment objective, and supported a decision to approve the Proposed New River Road Subadvisory Agreement.

Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent, and quality of the subadvisory services anticipated to be provided by River Road following the River Road Transaction, as well as River Road’s ability to render such services based on River Road’s experience, operations, and resources, were appropriate for the Small/Mid Cap Value Fund, in light of the Small/Mid Cap Value Fund’s

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2014 (Unaudited)

investment objective, and the mandate relating to the allocated portion of the Small/Mid Cap Value Fund’s investment portfolio that River Road would continue to manage.

(b)  Comparison of the services to be rendered and fees to be paid to River Road under other advisory and subadvisory contracts, such as those with other clients.  The Trustees discussed the services that would be rendered by River Road and evaluated the compensation to be paid to River Road by the Advisor for those services. The Trustees considered the fees payable under the proposed New River Road Subadvisory Agreement, noting that the proposed fee would be paid by the Advisor, and not the Small/Mid Cap Value Fund, and, thus, would not impact the fees paid by the Small/Mid Cap Value Fund. The Board concluded that the proposed fee payable to River Road by the Advisor with respect to the assets allocated to River Road in its capacity as subadvisor was reasonable in relation to the services expected to be provided by River Road. The Trustees noted that the services that River Road would furnish to the Small/Mid Cap Value Fund appeared to be comparable to the services that River Road currently provides to its other advisory and subadvisory clients having similar investment strategies. The Trustees also considered that the fees agreed to by River Road were the result of an arm’s length bargain negotiated by unaffiliated parties.

The Trustees also noted that, while River Road’s fee schedule did include breakpoints, the benefit of breakpoints would go to the Advisor, and not to the Fund, and would be reflected in the Advisor’s profitability, which had been reviewed by the Trustees.

The Board considered the review, selection, and due diligence process employed by the Advisor, as discussed at the Meeting, in determining to recommend that River Road continue to serve as a Subadvisor to the Small/Mid Cap Value Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to River Road for its services to the Small/Mid Cap Value Fund were reasonable. The Board emphasized in their discussions that the subadvisory fees of River Road would be paid by the Advisor, and were not additional fees to be borne by the Small/Mid Cap Value Fund or its shareholders. Based on their discussion, the Board concluded that, in light of the nature, quality, and extent of the services to be provided, the proposed fees to be paid to River Road with respect to the assets of the Small/Mid Cap Value Fund allocated to River Road appeared to be reasonable in relation to the services expected to be provided by River Road. The Board also considered the potential “fallout” or ancillary benefits that may accrue to River Road from its relationship with the Small/Mid Cap Value Fund and concluded that they were reasonable.

Since the fees to be paid to River Road were the result of arm’s length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of River Road was not considered relevant to the Board’s deliberations. The Board took note of the Advisor’s explanation that the recommended appointment of River Road was not affected by the impact that the appointment would have on the Advisor’s revenues and profitability. On the basis of these considerations, the Board concluded that, in light of the nature, extent, and quality of the services expected to be provided by River Road and the proposed fees to be paid to River Road by the Advisor for managing its allocated portion of the Small/Mid Cap Value Fund, the potential benefits accruing to River Road as a result of serving as a Subadvisor to the Small/Mid Cap Value Fund were reasonable in relation to the services expected to be provided by River Road to the Small/Mid Cap Value Fund.

(c)  Investment performance of the Small/Mid Cap Value Fund and River Road.  The Trustees considered River Road’s prior investment performance in managing its allocated portion of the Small/Mid Cap Value Fund’s portfolio as a factor in evaluating the Proposed New River Road Subadvisory Agreement. The Trustees also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of River Road supported the approval of the Proposed New River Road Subadvisory Agreement.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend that River Road continue to serve as a subadvisor to the Small/Mid Cap Value Fund, and such other matters as were deemed relevant, the Trustees concluded that the proposed fee rate for River Road was reasonable in relation to the services that were expected to be provided to the Small/Mid Cap Value Fund. As a result, the Board, including all of the Independent Trustees,

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2014 (Unaudited)

concluded that the approval of the Proposed New River Road Subadvisory Agreement was in the best interests of the Small/Mid Cap Value Fund and its shareholders and approved the Proposed New River Road Subadvisory Agreement.

Mercer US Small/Mid Cap Value Equity Fund

Approval of a New Subadvisory Agreement for the Fund

At the June Meeting, the Board, including the Independent Trustees, considered and approved a new subadvisory agreement (the “Proposed New NWQ Subadvisory Agreement”) entered into by the Advisor and NWQ Investment Management Company, LLC (“NWQ”), with respect to the Mercer US Small/Mid Cap Value Equity Fund (the “Small/Mid Cap Value Fund”). Due to an anticipated change in the ownership of NWQ and its corporate parent (the “NWQ Transaction”), the prior subadvisory agreement between NWQ and the Advisor, on behalf of the Small/Mid Cap Value Fund (the “Prior NWQ Subadvisory Agreement”), was expected to terminate effective upon the closing of the NWQ Transaction, and therefore, the Board approved the Proposed New NWQ Subadvisory Agreement, to replace the Prior NWQ Subadvisory Agreement.

In considering the approval of the Proposed New NWQ Subadvisory Agreement, the Board considered the information and materials from the Advisor, NWQ and counsel, that included, as to NWQ and the Small/Mid Cap Value Fund: (i) the Proposed New NWQ Subadvisory Agreement; (ii) information regarding the process by which the Advisor had initially reviewed, selected, and recommended NWQ for the Board’s approval, and the Advisor’s rationale for continuing to retain NWQ as a Subadvisor following the closing of the NWQ Transaction; (iii) the nature, extent, and quality of the services that NWQ has previously provided to the Small/Mid Cap Value Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of NWQ, and the effect that the NWQ Transaction may have on NWQ’s business and operations; (v) NWQ’s brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by NWQ for its services to the Small/Mid Cap Value Fund; (vii) a summary of NWQ’s compliance program; (viii) information regarding NWQ’s historical performance returns managing its allocated portion of the Small/Mid Cap Value Fund’s portfolio and investment mandates similar to the Small/Mid Cap Value Fund’s investment mandate, and a comparison of such performance to a relevant index; and (ix) the financial condition of NWQ before and after the NWQ Transaction.

In addition, the Board considered presentations made by, and discussions held with, representatives of the Advisor. The Board considered and analyzed factors that the Board deemed relevant with respect to NWQ, including: the nature, extent, and quality of the services to be provided to the Small/Mid Cap Value Fund by NWQ following the consummation of the NWQ Transaction; NWQ’s management style and investment decision-making process; NWQ’s historical performance record managing investment products similar to the Small/Mid Cap Value Fund; the qualifications and experience of the members of NWQ’s portfolio management team; and NWQ’s staffing levels and overall resources. The Board also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the subadvisors. Additionally, the Board received assistance and advice regarding legal and industry standards and reviewed materials supplied by their independent legal counsel.

In particular, and as to NWQ, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by NWQ.  The Board reviewed the nature, extent, and quality of the services that have been previously provided by NWQ to the Small/Mid Cap Value Fund under the Prior NWQ Subadvisory Agreement and that are proposed to be provided by NWQ to the Small/Mid Cap Value Fund under the Proposed New NWQ Subadvisory Agreement. The Board considered: (i) NWQ’s organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) its expertise in providing portfolio management services to the Small/Mid Cap Value Fund and other similar investment portfolios and the performance history of the Small/Mid Cap Value Fund and those other portfolios; (iii) its investment strategy for the Small/Mid Cap Value Fund; (iv) its performance relative to comparable mutual funds and

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2014 (Unaudited)

unmanaged indices; and (v) its compliance program. The Board also considered the review process undertaken by the Advisor and the Advisor’s favorable assessment of the nature and quality of the subadvisory services provided and expected to be provided to the Small/Mid Cap Value Fund by NWQ after consummation of the NWQ Transaction. The Board also noted that the executive and portfolio management teams of NWQ were expected to stay in place after consummation of the NWQ Transaction. The Board concluded that the Small/Mid Cap Value Fund and its shareholders would continue to benefit from the quality and experience of NWQ’s investment professionals. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the subadvisory services provided by NWQ under the Prior NWQ Subadvisory Agreement, as well as NWQ’s ability to render such services based on its experience, operations and resources, were adequate and appropriate for the Small/Mid Cap Value Fund in light of the Small/Mid Cap Value Fund’s investment objective, and supported a decision to approve the Proposed New NWQ Subadvisory Agreement.

Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent, and quality of the subadvisory services anticipated to be provided by NWQ following the NWQ Transaction, as well as NWQ’s ability to render such services based on NWQ’s experience, operations, and resources, were appropriate for the Small/Mid Cap Value Fund, in light of the Small/Mid Cap Value Fund’s investment objective, and the mandate relating to the allocated portion of the Small/Mid Cap Value Fund’s investment portfolio that NWQ would continue to manage.

(b)  Comparison of the services to be rendered and fees to be paid to NWQ under other advisory and subadvisory contracts, such as those with other clients.  The Trustees discussed the services that would be rendered by NWQ and evaluated the compensation to be paid to NWQ by the Advisor for those services. The Trustees considered the proposed new fees payable under the Proposed New NWQ Subadvisory Agreement, noting that the proposed fee would be paid by the Advisor, and not the Small/Mid Cap Value Fund, and, thus, would not impact the fees paid by the Small/Mid Cap Value Fund. The Board concluded that the proposed fee payable to NWQ by the Advisor with respect to the assets allocated to NWQ in its capacity as Subadvisor was reasonable in relation to the services expected to be provided by NWQ. The Trustees noted that the services that NWQ would furnish to the Small/Mid Cap Value Fund appeared to be comparable to the services that NWQ currently provides to its other advisory and subadvisory clients having similar investment strategies. The Trustees also considered that the fees agreed to by NWQ were the result of an arm’s length bargain negotiated by unaffiliated parties.

The Board considered the review, selection, and due diligence process employed by the Advisor, as discussed at the Meeting, in determining to recommend that NWQ continue to serve as a Subadvisor to the Small/Mid Cap Value Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to NWQ for its services to the Small/Mid Cap Value Fund were reasonable. The Board emphasized in their discussions that the subadvisory fees of NWQ would be paid by the Advisor, and were not additional fees to be borne by the Small/Mid Cap Value Fund or its shareholders. Based on their discussion, the Board concluded that, in light of the nature, quality, and extent of the services to be provided, the proposed fees to be paid to NWQ with respect to the assets of the Small/Mid Cap Value Fund allocated to NWQ appeared to be reasonable in relation to the services expected to be provided by NWQ. The Board also considered the potential “fallout” or ancillary benefits that may accrue to NWQ from its relationship with the Small/Mid Cap Value Fund and concluded that they were reasonable.

Since the fees to be paid to NWQ were the result of arm’s length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of NWQ was not considered relevant to the Board’s deliberations. The Board took note of the Advisor’s explanation that the recommended appointment of NWQ was not affected by the impact that the appointment would have on the Advisor’s revenues and profitability. On the basis of these considerations, the Board concluded that, in light of the nature, extent, and quality of the services expected to be provided by NWQ and the proposed fees to be paid to NWQ by the Advisor for managing its allocated portion of the Small/Mid Cap Value Fund, the potential benefits accruing to NWQ as a result of serving as a Subadvisor to the Small/Mid Cap Value Fund were reasonable in relation to the services expected to be provided by NWQ to the Small/Mid Cap Value Fund.

(c)  Investment performance of the Small/Mid Cap Value Fund and NWQ.  The Trustees considered NWQ’s prior investment performance in managing its allocated portion of the Small/Mid Cap Value Fund’s portfolio as a factor

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2014 (Unaudited)

in evaluating the Proposed New NWQ Subadvisory Agreement. The Trustees also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of NWQ supported the approval of the Proposed New NWQ Subadvisory Agreement.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend that NWQ continue to serve as a Subadvisor to the Small/Mid Cap Value Fund, and such other matters as were deemed relevant, the Trustees concluded that the proposed fee rate for NWQ was reasonable in relation to the services that were expected to be provided to the Small/Mid Cap Value Fund. As a result, the Board, including all of the Independent Trustees, concluded that the approval of the Proposed New NWQ Subadvisory Agreement was in the best interests of the Small/Mid Cap Value Fund and its shareholders and approved the Proposed New NWQ Subadvisory Agreement.

April 29, 2014 Board Meeting

Mercer US Small/Mid Cap Growth Equity Fund

Approval of a New Subadvisory Agreement for the Fund

At a meeting of the Board of Trustees held on April 29, 2014 (the “April Meeting”), the Trustees, including the Independent Trustees, considered and approved the proposed subadvisory agreement (the “Proposed Jackson Square Subadvisory Agreement”) between the Advisor and Jackson Square Partners, LLC (“Jackson Square”) with respect to the Mercer US Small/Mid Cap Growth Equity Fund (the “Small/Mid Cap Growth Fund”). The Board’s consideration of the approval of the Proposed Jackson Square Subadvisory Agreement was necessitated by the fact that the portfolio management team previously of Delaware Investments Fund Advisers (“DIFA”) that was responsible for managing DIFA’s allocated portion of the Small/Mid Cap Growth Fund (the “Focus Growth Team”), had formed Jackson Square as a new separate investment advisory firm, and the Advisor had recommended to the Board the approval of Jackson Square as a new subadvisor to the Fund. In connection with the transition of the Focus Growth Team into Jackson Square, the Board of Trustees approved the hiring of Jackson Square to serve as a subadvisor to the Fund, thereby replacing DIFA.

In considering the approval of the Proposed Jackson Square Subadvisory Agreement, the Board considered the information and materials from the Advisor, Jackson Square and counsel that included, as to Jackson Square and the Small/Mid Cap Growth Fund: (i) the Proposed Jackson Square Subadvisory Agreement; (ii) information regarding the process by which the Advisor had reviewed, selected, and recommended Jackson Square for the Board’s approval, and the Advisor’s rationale for recommending that Jackson Square be appointed as a subadvisor to the Small/Mid Cap Growth Fund, and how Jackson Square would supplement the Fund’s other subadvisors; (iii) the nature, extent, and quality of the services that Jackson Square proposed to provide to the Small/Mid Cap Growth Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience and reputation of the Focus Growth Team members who are transitioning over to Jackson Square; (v) Jackson Square’s brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by Jackson Square for its services to the Small/Mid Cap Growth Fund, and a comparison of those fees to other accounts that Jackson Square will be managing; (vii) a summary of Jackson Square’s compliance program; (viii) information regarding the Focus Growth Team’s historical performance returns managing its allocated portion of the Small/Mid Cap Growth Fund’s portfolio and investment mandates similar to the Small/Mid Cap Growth Fund’s investment mandate, and a comparison of such performance to a relevant index; and (ix) the financial condition of Jackson Square.

In addition, the Board considered presentations made by, and discussions held with, representatives of the Advisor. The Board considered and analyzed factors that the Board deemed relevant with respect to Jackson Square, including: the nature, extent, and quality of the services expected to be provided to the Small/Mid Cap Growth Fund by Jackson Square; Jackson Square’s management style and investment decision-making process; the Focus Growth Team’s historical performance record managing investment products similar to the Small/Mid Cap Growth Fund while employed with Delaware Investments Fund Advisers (“Delaware”); the qualifications and experience of the

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2014 (Unaudited)

members of Jackson Square’s portfolio management team while employed at Delaware; and Jackson Square’s staffing levels and overall resources. The Board also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the subadvisors. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards and reviewed materials supplied by their independent legal counsel.

In particular, and as to Jackson Square, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by Jackson Square.  The Board reviewed the nature, extent, and quality of the services to be provided by Jackson Square to the Small/Mid Cap Growth Fund. The Board discussed the specific investment management process that Jackson Square will employ to manage its allocated portion of the Small/Mid Cap Growth Fund’s investment portfolio (which was described in detail in the materials provided by Jackson Square), the qualifications of Jackson Square’s portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Small/Mid Cap Growth Fund’s investment portfolio that Jackson Square would be managing, and the performance record of the Focus Growth Team as compared to a relevant benchmark. The Board considered Jackson Square’s infrastructure and resources, and whether Jackson Square’s organization appeared to support Jackson Square’s strategy adequately. The Board also discussed the Advisor’s review, selection, and due diligence process with respect to Jackson Square, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Small/Mid Cap Growth Fund by Jackson Square.

Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent, and quality of the subadvisory services expected to be provided by Jackson Square, as well as Jackson Square’s ability to render such services based on Jackson Square’s expected operations, and resources and the experience of the members of the Focus Growth Team, were appropriate for the Small/Mid Cap Growth Fund, in light of the Small/Mid Cap Growth Fund’s investment objective, and the mandate relating to the allocated portion of the Small/Mid Cap Growth Fund’s investment portfolio that Jackson Square would manage.

(b)  Comparison of the services to be rendered and fees to be paid to Jackson Square under other advisory and subadvisory contracts, such as those with other clients.  The Board discussed the services that would be rendered by Jackson Square and evaluated the compensation to be paid to Jackson Square by the Advisor for those services. The Board noted that the services that Jackson Square would furnish to the Small/Mid Cap Growth Fund appeared to be comparable to the services that the Focus Growth Team currently provides to its other advisory and subadvisory clients having similar investment strategies. The Trustees also considered comparisons of the fees that will be paid to Jackson Square by the Advisor in light of the fees that are expected to be charged by Jackson Square to its other advisory clients, as disclosed in Jackson Square’s Form ADV, Part 2A (Firm Brochure) and in its 15(c) Questionnaire responses, including commingled and separate accounts. The Board also considered that the fees agreed to by Jackson Square were the result of an arm’s length bargain negotiated by unaffiliated parties.

The Board considered the review, selection, and due diligence process employed by the Advisor in determining to recommend Jackson Square to serve as a subadvisor to the Small/Mid Cap Growth Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to Jackson Square for its services to the Small/Mid Cap Growth Fund were reasonable. The Board emphasized in their discussions that the subadvisory fees of Jackson Square would be paid by the Advisor, and were not additional fees to be borne by the Small/Mid Cap Growth Fund or its shareholders. Based on their discussion, the Board concluded that, in light of the nature, quality, and extent of the services expected to be provided, the proposed fees to be paid to Jackson Square with respect to the assets of the Small/Mid Cap Growth Fund to be allocated to Jackson Square appeared to be reasonable in relation to the services expected to be provided by Jackson Square. The Board also considered the potential “fallout” or ancillary benefits that may accrue to Jackson Square from its relationship with the Small/Mid Cap Growth Fund and concluded that they were reasonable.

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2014 (Unaudited)

Since the fees to be paid to Jackson Square were the result of arm’s length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of Jackson Square was not considered relevant to the Board’s deliberations. The Board took note of the Advisor’s explanation that the recommended appointment of Jackson Square was not affected by the impact that the appointment would have on the Advisor’s revenues and profitability. On the basis of these considerations, the Board concluded that, in light of the nature, extent, and quality of the services expected to be provided by Jackson Square and the proposed fees to be paid to Jackson Square by the Advisor for managing its allocated portion of the Small/Mid Cap Growth Fund, the potential benefits accruing to Jackson Square as a result of serving as a subadvisor to the Small/Mid Cap Growth Fund were reasonable in relation to the services that were expected to be provided by Jackson Square to the Small/Mid Cap Growth Fund.

(c)  The investment performance of the Small/Mid Cap Growth Fund and the Focus Growth Team of Jackson Square.  The Board considered the Focus Growth Team’s prior investment performance in managing its allocated portion of the Small/Mid Cap Growth Fund’s portfolio as a factor in evaluating the Proposed Jackson Square Subadvisory Agreement. The Board also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of the Focus Growth Team supported the approval of the Proposed Jackson Square Subadvisory Agreement.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Trustees. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend Jackson Square to serve as a new subadvisor to the Small/Mid Cap Growth Fund, and such other matters as were deemed relevant, the Trustees concluded that the proposed fee rate for Jackson Square was reasonable in relation to the services that were expected to be provided to the Small/Mid Cap Growth Fund. As a result, the Board, including all of the Independent Trustees, concluded that the approval of the Proposed Jackson Square Subadvisory Agreement was in the best interests of the Small/Mid Cap Growth Fund and its shareholders and approved the Proposed Jackson Square Subadvisory Agreement.

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited)

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The first line in the table for each Fund shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from April 1, 2014 through September 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Operating Expenses Incurred column as shown below for your Class. The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Large Cap Growth — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.59%**	1,000.00	1,039.50	1,019.75	3.02
Hypothetical	0.59%**	1,000.00	1,022.11	1,011.06	2.99

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 183/365

**	Includes interest expense that amounts to less than 0.01%.

Large Cap Value — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.57%**	1,000.00	1,041.90	1,020.95	2.92
Hypothetical	0.57%**	1,000.00	1,022.21	1,011.11	2.89

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 183/365

**	Includes interest expense that amounts to less than 0.01%.

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Small/Mid Cap Growth — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.97%**	1,000.00	983.10	991.55	4.82
Hypothetical	0.97%**	1,000.00	1,020.21	1,010.11	4.91

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 183/365

**	Includes interest expense that amounts to less than 0.01%.

Small/Mid Cap Value — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.97%**	1,000.00	967.20	983.60	4.78
Hypothetical	0.97%**	1,000.00	1,020.21	1,010.11	4.91

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 183/365

**	Includes interest expense that amounts to less than 0.01%.

Non-US Core Equity — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.85%**	1,000.00	975.70	987.85	4.21
Hypothetical	0.85%**	1,000.00	1,020.81	1,010.41	4.31

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 183/365

**	Includes interest expense that amounts to less than 0.01%.

Core Fixed — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.39%	1,000.00	1,021.10	1,010.55	1.98
Hypothetical	0.39%	1,000.00	1,023.11	1,011.56	1.98

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.39%, multiplied by the average account value over the period, multiplied by 183/365

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Opportunistic Fixed — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.90%**	1,000.00	984.70	992.35	4.48
Hypothetical	0.90%**	1,000.00	1,020.56	1,010.28	4.56

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/365

**	Includes interest expense that amounts to less than 0.01%.

Emerging Markets — Class Y3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.96%**	1,000.00	1,031.00	1,015.50	4.89
Hypothetical	0.96%**	1,000.00	1,020.26	1,010.13	4.86

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 183/365

**	Includes interest expense that amounts to less than 0.01%.

Global Low Volatility — Class Y3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.85%**	1,000.00	1,009.00	1,004.50	4.28
Hypothetical	0.85%**	1,000.00	1,020.81	1,010.41	4.31

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 183/365

**	Includes interest expense that amounts to 0.01%.

Mercer Funds

Trustees and Officers (Unaudited)

The following tables list the Trust’s Trustees and Officers as of the date of this report; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trust’s trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request, by calling 1-866-658-9896, or on the SEC website at www.sec.gov.

Independent Trustees

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Harrison M. Bains, Jr. 99 High Street Boston, MA 02110 (71)	Trustee	Since 2005	Mr. Bains is retired.	9	Mr. Bains is a director of BG Medicine, Inc. and Trustee of BofA Fund Series Trust (11 portfolios).

Adela M. Cepeda A.C. Advisory, Inc. 150 North Wacker Drive, Suite 2160 Chicago, IL 60606 (56)	Trustee	Since 2005	Ms. Cepeda is Founder and President of A.C. Advisory, Inc. (a financial advisory firm) since 1995.	9	Ms. Cepeda is a director of The UBS Funds (19 portfolios), UBS Relationship Funds (25 portfolios), Fort Dearborn Income Securities, Inc., SMA Relationship Trust (5 portfolios), Consulting Group Capital Markets Funds (11 portfolios), and the Amalgamated Bank of Chicago.

Gail A. Schneider 99 High Street Boston, MA 02110 (66)	Chairperson and Trustee	Chairperson Since 2013; Trustee Since 2009	Ms. Schneider is a self-employed consultant since 2007. From 2002 to 2007, Ms. Schneider was retired.	9	None

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Interested Trustee:

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Richard Nuzum** (46)	Trustee, President, and Chief Executive Officer	Since 2010	Mr. Nuzum is President and Global Business Leader of Mercer’s Investment Management Business since 2009. Mr. Nuzum was Americas Business Leader for Mercer Investment Consulting from 2005-2008.	9	Mr. Nuzum is a trustee of Mercer Trust Company and a director of Mercer Investment Management, Inc. Mr. Nuzum served as a director of Mercer Investment Consulting, Inc. from 2005 to 2008.

(1)	Each Trustee holds office for an indefinite term.

*	The “Fund Complex” consists of the Trust, which has nine portfolios effective September 30, 2014.

**	Mr. Nuzum is considered to be an “interested person” of the Trust as defined in the 1940 Act, due to his relationship with the Advisor.

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Officers:

The executive officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office† and Length of Time Served	Principal Occupation(s) During Past 5 Years
Tom Murphy (43)	Vice President	Since 2011	Mr. Murphy is President of Mercer Investment Management, Inc. since 2011. He was Chief Investment Officer of Mercer Investment Management, Inc. from 2011-2012. Previously, Mr. Murphy was a Business Leader for Mercer Investment Management in EMEA since 2006.

Richard S. Joseph (49)	Vice President, Treasurer, and Chief Financial Officer	Since 2005	Mr. Joseph is Chief Operating Officer, Mercer Investment Management, Inc. since 2005.

Stan Mavromates (54)	Vice President and Chief Investment Officer	Since 2012	Mr. Mavromates is Vice President and Chief Investment Officer of Mercer Investment Management, Inc. since 2012. He served as Chief Investment Officer of the Massachusetts Pension Reserves Investment Management Board since 2005.

Scott M. Zoltowski (45)	Vice President, Chief Legal Officer and Secretary	Since 2008	Mr. Zoltowski is a partner of Mercer (US) Inc. and serves as Global Chief Counsel — Investments, for Mercer Investment Management, Inc. and Mercer Investment Consulting, Inc. Prior to this, Mr. Zoltowski was Senior Counsel and Vice President prior to this for State Street Global Advisors from 2006-2008.

Colin Dean (37)	Vice President and Assistant Secretary	Since 2010	Mr. Dean has served as Legal Counsel — Investments for Mercer Investment Management, Inc. since 2010. Prior to that, Mr. Dean was an Associate at Dechert LLP from 2007-2010 and Associate Counsel at Affiliated Managers Group, Inc. from 2005-2007.

Manny Weiss (65)	Vice President	Since 2010	Mr. Weiss is a Portfolio Manager and Principal of Mercer Investment Management, Inc. since 2009. From 2006 to 2008, Mr. Weiss worked for 21 Capital Group, an affiliate of Old Mutual Asset Management, in Hedge Fund Manager Research and Client Service.

John Kirby (53)	Vice President	Since 2014	Mr. Kirby is a Portfolio Manager and Principal of Mercer Investment Management, Inc. since 2014. Prior to joining Mercer, he was a Portfolio Manager and Managing Director, Head of US Fixed Income Beta Solutions at State Street Global Advisors from 1997 to 2014.

Larry Vasquez (47)	Vice President	Since 2012	Mr. Vasquez is a Vice President and Portfolio Manager of Mercer Investment Management, Inc. since 2012. Prior to joining Mercer, he was a Portfolio Manager at UBS Global Asset Management, Inc. from 2009 to 2012. Prior to 2009, Mr. Vasquez was a Portfolio Manager at SEI Investments.

Mark Gilbert (42)	Vice President and Chief Compliance Officer	Since 2011	Mr. Gilbert is the Chief Compliance Officer — Investments of Mercer Investment Management, Inc. and Mercer Investment Consulting, Inc. since 2011. He previously held the position of Americas Compliance Leader — Investments since 2007.

†	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Shares of Mercer Funds are distributed by MGI Funds Distributors, LLC.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mercer Funds

By (Signature and Title)	By: /s/ Richard Nuzum
Richard Nuzum
President and Chief Executive Officer
(Principal Executive Officer)

Date	November 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	By: /s/ Richard Nuzum
Richard Nuzum
President and Chief Executive Officer
(Principal Executive Officer)

Date	November 20, 2014

By (Signature and Title)	By: /s/ Richard S. Joseph
Richard S. Joseph
Vice President, Treasurer and Principal Accounting Officer
(Principal Financial Officer)

Date	November 20, 2014